UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4984

AMERICAN BEACON FUNDS

(Exact name of registrant as specified in charter)

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Address of principal executive offices)-(Zip code)

GREGORY STUMM, PRESIDENT

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: October 31, 2024

Date of reporting period: April 30, 2024

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

American Beacon® FUNDS

# 2024 SEMI-ANNUAL REPORT

## April 30, 2024

BALANCED FUND

Bal 0424

About American Beacon Advisors

Since 1986, American Beacon Advisors, Inc. has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

BALANCED FUND

The use of fixed-income securities entails interest rate and credit risks. Interest rate risk is the risk that debt securities will decrease in value with increases in market interest rates. Credit risk is the risk that the issuer of a bond will fail to make timely payment of interest or principal; the decline in an issuer’s credit rating can cause the price of its bonds to go down. Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. Investing in value stocks may limit downside risk over time; however, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. To the extent the Fund invests more heavily in particular sectors, its performance will be sensitive to factors affecting those sectors. Financial sector companies are heavily regulated and particularly sensitive to interest rate fluctuations. The use of futures contracts for cash management may subject the Fund to losing more money than invested. The Fund participates in a securities lending program. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and each Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions, and, therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	April 30, 2024

Additional Fund Information	Back Cover

President’s Message

Dear Shareholders,

Will Rogers, the noted American humorist, actor, writer and cowboy, once said, “Even though you are on the right track – you will get run over if you just sit there.”

Just as roadmaps and timetables are important tools for choosing the best route when you travel, having a carefully considered investment plan may increase your likelihood of staying on track as you seek to preserve and grow your personal savings – and help ensure your risk exposure remains diversified across the global marketplace. With trusted financial professionals helping you make prudent adjustments to your investment portfolio, you may be better positioned to withstand the many obstacles you’re likely to encounter along life’s journey – especially during trying periods like today’s geopolitical turmoil and economic uncertainty.

At American Beacon, we endeavor to provide a broad range of disciplined investment strategies so that you may potentially reach your desired destination over the fullness of time. We are diligent in our oversight of the investment managers who serve as sub-advisors to our investment products. Since our firm’s inception as a pension fiduciary in 1986 and the launch of our first sub-advised, multi-manager mutual funds in 1987, we have continued expanding our innovative product offerings. And we are committed to applying a solutions-based, risk-managed approach in our pursuit of institutional wisdom while striving to generate earned alpha and enduring value.

Thank you for entrusting your financial future with American Beacon. For more information about our investment products or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gregory Stumm, CFA®, CAIA®

President

American Beacon Funds

1

American Beacon Balanced FundSM

Performance Overview

April 30, 2024 (Unaudited)

The Investor Class of the American Beacon Balanced Fund (the “Fund”) returned 14.20% for the six months ended April 30, 2024, outperforming the Balanced Composite Index (40% Bloomberg US Aggregate Bond Index / 60% Russell 1000® Value Index) return of 12.92% for the same period.

Total Returns for the Period ended April 30, 2024

	Ticker	6 Months*	1 Year	3 Years	5 Years	10 Years
R5 Class (1,6)	AADBX	14.25%	11.75%	3.46%	7.29%	6.62%
Y Class (1,6)	ACBYX	14.29%	11.68%	3.39%	7.20%	6.57%
Investor Class (1,6)	AABPX	14.20%	11.51%	3.19%	6.98%	6.31%
Advisor Class (1,6)	ABLSX	14.02%	11.29%	2.99%	6.78%	6.12%
A Class without sales charge (1,2,6)	ABFAX	14.15%	11.42%	3.14%	6.94%	6.27%
A Class with sales charge (1,2,6)	ABFAX	7.54%	5.01%	1.13%	5.69%	5.64%
C Class without sales charge (1,3,6)	ABCCX	13.66%	10.55%	2.37%	6.15%	5.64%
C Class with sales charge (1,3,6)	ABCCX	12.66%	9.55%	2.37%	6.15%	5.64%

Balanced Composite Index (40% Bloomberg US Aggregate Bond Index/60% Russell 1000® Value Index) (4)		12.92%	7.38%	1.81%	5.40%	5.77%
Russell 1000® Value Index (5)		18.42%	13.42%	5.17%	8.60%	8.43%
Bloomberg US Aggregate Bond Index (5)		4.97%	(1.47)%	(3.54)%	(0.16)%	1.20%

*	Not Annualized.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

2.

A portion of the fees charged to the A Class of the Fund was waived in 2018. Performance prior to waiving fees was lower than the actual returns shown for the ten-year period. A Class has a maximum sales charge of 5.75%.

3.

A portion of the fees charged to the C Class of the Fund was waived in 2018. Performance prior to waiving fees was lower than the actual returns shown for the ten-year period. The maximum contingent deferred sales charge for C Class is 1% for shares redeemed within one year of the date of purchase.

4.

To reflect the Fund’s allocation of its assets between investment-grade fixed-income securities and equity securities, the returns of the Bloomberg US Aggregate Bond Index and Russell 1000 Value Index have been combined in a 40% / 60% proportion, respectively.

5.

The Russell 1000® Value Index is an unmanaged index of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. Russell 1000 Value Index is a registered trademark of Frank Russell Company. American Beacon Funds is not promoted, sponsored or endorsed by, nor in any way affiliated with the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name of certain of the LSE Group companies. LSE Group is not responsible for and has not reviewed the American Beacon Balanced Fund nor any associated literature or publications and LSE Group makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise. All rights in the Russell 1000 Value Index (the “Index”) vest in the relevant LSE Group company which owns the Index. Russell 1000® is a trademark of the relevant LSE Group company and is used by any other LSE Group company under license. The Index is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. The LSE Group does not accept any liability whatsoever to any person arising out of(a) the use of, reliance on or any error in the Index or (b) investment in or operation of the Fund. The LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Fund or the suitability of the Index for the purpose to which it is being put by the Manager. The Bloomberg US Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively, “Bloomberg”). Bloomberg or Bloomberg’s licensors, own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall not have any liability or responsibility for injury or damages arising in connection therewith. One cannot directly invest in an index.

6.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the R5, Y, Investor, Advisor, A, and C Class shares were 0.79%, 0.85%, 1.05%, 1.25%, 1.10%, and 1.84%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

2

American Beacon Balanced FundSM

Performance Overview

April 30, 2024 (Unaudited)

As of April 30, 2024, the Fund’s asset allocation was 61% in equities (including equitized cash) and 39% in fixed-income securities.

The equity portion of the Fund returned 21.9% for the period, outperforming the Russell 1000 Value Index (the “Index”) return of 18.4%. The equity portion of the Fund outperformed the Index due to security selection and sector allocation.

Security selections in the Financials and Industrials sectors contributed relative performance during the six-month period. In the Financials sector, Wells Fargo & Co. (up 51.0%) and Citigroup, Inc. (up 59.9%) contributed to relative performance. Within the Industrials sector, Vertiv Holdings Co. (up 147.6%) and Cummins, Inc. (up 32.4%) positively impacted relative performance. Meanwhile, selections in the Consumer Discretionary sector modestly offset the Fund’s positive performance, including Aptiv, PLC (down 18.3%).

The Fund’s underweight allocation to the Consumer Staples sector (up 10.8%) and the Real Estate sector (up 12.4%) contributed to relative performance. Conversely, an overweight allocation to the Energy sector (up 11.4%) detracted from relative performance.

The fixed-income portion of the Fund returned 5.6% for the six-month period, outperforming the Bloomberg US Aggregate Bond Index return of 5.0%. The Fund’s underweight allocation to the U.S. Treasury Bond sector and within the corporate bond allocation an overweight allocation to the Industrials sector contributed value for the period. From a maturity perspective, the portfolio was helped by an overweight allocation to maturities greater than Twenty-Years and the Ten- to Twenty Year range. In terms of quality, selections within AAA-rated securities contributed to performance during the period.

The sub-advisors continue to focus on the disciplined selection of attractive securities that should allow the Fund to benefit long-term.

Top Ten Holdings (% Net Assets)
Elevance Health, Inc.		1.9
Wells Fargo & Co.		1.6
Fidelity National Information Services, Inc.		1.5
Alphabet, Inc.		1.4
Comcast Corp.		1.3
U.S. Treasury Notes, 3.500%, Due 2/15/2033		1.2
Broadcom, Inc.		1.2
American International Group, Inc.		1.2
Citigroup, Inc.		1.1
Medtronic PLC		1.1

Total Fund Holdings	409

Sector Allocation (% Equities)
Financials		21.2
Health Care		14.2
Energy		12.8
Information Technology		11.1
Industrials		10.5
Consumer Discretionary		9.2
Communication Services		6.6
Materials		5.2
Consumer Staples		4.4
Utilities		2.8
Real Estate		2.0

3

American Beacon Balanced FundSM

Performance Overview

April 30, 2024 (Unaudited)

Sector Allocation (% Fixed Income)
U.S. Agency Mortgage-Backed Obligations	26.9
U.S. Treasury Obligations	22.8
Financial	13.1
Utilities	5.8
Communications	5.2
Consumer, Non-Cyclical	5.2
Technology	4.4
Industrial	3.9
Consumer, Cyclical	3.3
Asset-Backed Obligations	3.1
Energy	2.4
U.S. Government Agency Obligations	2.1
Foreign Sovereign Obligations	1.1
Commercial Mortgage-Backed Obligations	0.6
Basic Materials	0.1

4

American Beacon Balanced FundSM

Expense Examples

April 30, 2024 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, if applicable, and (2) ongoing costs, including management fees, distribution (12b-1) fees, sub-transfer agent fees, and other Fund expenses. The Examples are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from November 1, 2023 through April 30, 2024.

Actual Expenses

The “Actual” lines of the tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and R5 Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the tables provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and R5 Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund, such as sales charges (loads) or redemption fees, as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

5

American Beacon Balanced FundSM

Expense Examples

April 30, 2024 (Unaudited)

American Beacon Balanced Fund

	Beginning Account Value 11/1/2023	Ending Account Value 4/30/2024	Expenses Paid During Period 11/1/2023-4/30/2024*
R5 Class
Actual	$1,000.00	$1,142.50	$4.31
Hypothetical**	$1,000.00	$1,020.84	$4.07
Y Class
Actual	$1,000.00	$1,142.90	$4.69
Hypothetical**	$1,000.00	$1,020.49	$4.42
Investor Class
Actual	$1,000.00	$1,141.00	$5.75
Hypothetical**	$1,000.00	$1,019.49	$5.42
Advisor Class
Actual	$1,000.00	$1,140.20	$6.86
Hypothetical**	$1,000.00	$1,018.45	$6.47
A Class
Actual	$1,000.00	$1,141.50	$5.96
Hypothetical**	$1,000.00	$1,019.29	$5.62
C Class
Actual	$1,000.00	$1,136.60	$9.93
Hypothetical**	$1,000.00	$1,015.56	$9.37

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.81%, 0.88%, 1.08%, 1.29%, 1.12%, and 1.87% for the R5, Y, Investor, Advisor, A, and C Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (182) by days in the year (366) to reflect the half-year period.

**	5% return before expenses.

6

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2024 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 54.46%

Communication Services - 3.42%

Entertainment - 0.56%
Electronic Arts, Inc.	3,436	$435,753
Warner Bros Discovery, Inc.A	24,999	183,993

		619,746

Interactive Media & Services - 1.35%
Alphabet, Inc., Class AA	9,186	1,495,297

Media - 1.51%
Comcast Corp., Class A	36,852	1,404,430
Omnicom Group, Inc.	1,786	165,812
Paramount Global, Class B	8,500	96,815

		1,667,057

Total Communication Services		3,782,100

Consumer Discretionary - 4.93%

Automobile Components - 1.11%
Adient PLCA	3,332	99,527
Aptiv PLCA	13,529	960,559
BorgWarner, Inc.	5,000	163,850

		1,223,936

Automobiles - 0.93%
General Motors Co.	23,042	1,026,060

Hotels, Restaurants & Leisure - 2.30%
Aramark	27,414	863,815
Booking Holdings, Inc.	48	165,698
Las Vegas Sands Corp.	19,658	872,029
Wynn Resorts Ltd.	7,102	650,898

		2,552,440

Specialty Retail - 0.59%
Lithia Motors, Inc.	2,562	651,721

Total Consumer Discretionary		5,454,157

Consumer Staples - 1.68%

Beverages - 0.62%
Keurig Dr Pepper, Inc.	20,319	684,750

Food Products - 0.24%
Conagra Brands, Inc.	8,700	267,786

Tobacco - 0.82%
Philip Morris International, Inc.	9,560	907,627

Total Consumer Staples		1,860,163

Energy - 5.95%

Energy Equipment & Services - 1.65%
Baker Hughes Co.	7,200	234,864
Halliburton Co.	24,477	917,153
NOV, Inc.	30,300	560,247
Schlumberger NV	2,500	118,700

		1,830,964

See accompanying notes

7

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2024 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 54.46% (continued)

Energy - 5.95% (continued)

Oil, Gas & Consumable Fuels - 4.30%
APA Corp.	32,114	$1,009,664
Hess Corp.	5,092	801,939
Marathon Oil Corp.	25,931	696,248
Murphy Oil Corp.	3,500	156,240
Ovintiv, Inc.	7,500	384,900
Phillips 66	5,308	760,159
Pioneer Natural Resources Co.	3,516	946,929

		4,756,079

Total Energy		6,587,043

Financials - 12.46%

Banks - 5.36%
Bank of America Corp.	6,700	247,967
Citigroup, Inc.	20,357	1,248,495
Citizens Financial Group, Inc.	21,168	722,040
First Citizens BancShares, Inc., Class A	105	177,110
M&T Bank Corp.	2,484	358,665
Truist Financial Corp.	6,700	251,585
U.S. Bancorp	28,350	1,151,860
Wells Fargo & Co.	29,906	1,774,024

		5,931,746

Capital Markets - 1.53%
Bank of New York Mellon Corp.	9,715	548,800
Goldman Sachs Group, Inc.	1,567	668,655
State Street Corp.	6,576	476,694

		1,694,149

Consumer Finance - 0.87%
American Express Co.	2,461	575,948
Capital One Financial Corp.	1,200	172,116
Discover Financial Services	1,700	215,441

		963,505

Financial Services - 1.81%
Corebridge Financial, Inc.	11,900	316,064
Fidelity National Information Services, Inc.	24,780	1,683,058

		1,999,122

Insurance - 2.89%
Allstate Corp.	4,116	699,967
American International Group, Inc.	17,479	1,316,344
Hartford Financial Services Group, Inc.	7,700	746,053
Willis Towers Watson PLC	1,752	439,997

		3,202,361

Total Financials		13,790,883

Health Care - 8.32%

Health Care Equipment & Supplies - 1.72%
GE HealthCare Technologies, Inc.A	6,787	517,441
Medtronic PLC	14,920	1,197,181
Zimmer Biomet Holdings, Inc.	1,572	189,080

		1,903,702

Health Care Providers & Services - 4.52%
Centene Corp.A	5,460	398,908

See accompanying notes

8

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2024 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 54.46% (continued)

Health Care - 8.32% (continued)

Health Care Providers & Services - 4.52% (continued)
Cigna Group	1,000	$357,040
CVS Health Corp.	9,330	631,734
Elevance Health, Inc.	3,977	2,102,163
HCA Healthcare, Inc.	1,230	381,079
Humana, Inc.	800	241,672
Laboratory Corp. of America Holdings	800	161,096
UnitedHealth Group, Inc.	1,508	729,419

		5,003,111

Life Sciences Tools & Services - 0.59%
Avantor, Inc.A	27,163	658,159

Pharmaceuticals - 1.49%
GSK PLC, ADRB	3,854	159,710
Merck & Co., Inc.	6,620	855,437
Sanofi SA, ADR	12,858	632,999

		1,648,146

Total Health Care		9,213,118

Industrials - 6.17%

Aerospace & Defense - 0.93%
Boeing Co.A	2,100	352,464
General Dynamics Corp.	600	172,254
RTX Corp.	5,000	507,600

		1,032,318

Air Freight & Logistics - 0.53%
FedEx Corp.	2,230	583,769

Building Products - 0.31%
Johnson Controls International PLC	5,324	346,433

Construction & Engineering - 0.41%
AECOM	3,432	316,980
Fluor Corp.A	3,300	133,089

		450,069

Electrical Equipment - 1.07%
Vertiv Holdings Co.	12,765	1,187,145

Ground Transportation - 0.48%
JB Hunt Transport Services, Inc.	3,245	527,540

Industrial Conglomerates - 0.36%
General Electric Co.	2,442	395,164

Machinery - 1.47%
CNH Industrial NVA	28,880	329,232
Cummins, Inc.	1,752	494,923
PACCAR, Inc.	2,458	260,818
Stanley Black & Decker, Inc.	4,146	378,944
Timken Co.	1,900	169,518

		1,633,435

Professional Services - 0.61%
Jacobs Solutions, Inc.	4,672	670,572

Total Industrials		6,826,445

See accompanying notes

9

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2024 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 54.46% (continued)

Information Technology - 5.68%

Communications Equipment - 0.79%
F5, Inc.A	5,300	$876,143

Electronic Equipment, Instruments & Components - 0.57%
Corning, Inc.	9,035	301,588
TE Connectivity Ltd.	2,308	326,536

		628,124

IT Services - 0.43%
Cognizant Technology Solutions Corp., Class A	7,339	482,025

Semiconductors & Semiconductor Equipment - 2.76%
Broadcom, Inc.	1,035	1,345,780
Micron Technology, Inc.	2,000	225,920
QUALCOMM, Inc.	6,451	1,069,898
Skyworks Solutions, Inc.	3,863	411,757

		3,053,355

Software - 1.13%
Microsoft Corp.	590	229,705
Oracle Corp.	8,968	1,020,110

		1,249,815

Total Information Technology		6,289,462

Materials - 3.07%

Chemicals - 2.18%
Air Products & Chemicals, Inc.	4,330	1,023,352
Axalta Coating Systems Ltd.A	21,588	678,727
DuPont de Nemours, Inc.	4,104	297,540
Olin Corp.	7,900	413,012

		2,412,631

Construction Materials - 0.81%
CRH PLC	11,586	896,988

Containers & Packaging - 0.08%
International Paper Co.	2,525	88,223

Total Materials		3,397,842

Real Estate - 1.15%

Specialized REITs - 1.15%
Public Storage	1,846	478,945
VICI Properties, Inc.	27,955	798,115

		1,277,060

Total Real Estate		1,277,060

Utilities - 1.63%

Electric Utilities - 1.63%
Entergy Corp.	5,858	624,873
Pinnacle West Capital Corp.	7,387	544,052
PPL Corp.	23,347	641,109

		1,810,034

Total Utilities		1,810,034

Total Common Stocks (Cost $42,128,744)		60,288,307

See accompanying notes

10

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2024 (Unaudited)

	Shares	Fair Value

FOREIGN COMMON STOCKS - 4.21%

Communication Services - 0.43%

Wireless Telecommunication Services - 0.20%
Vodafone Group PLC, ADR	25,932	$218,088

Media - 0.23%
WPP PLC, ADRB	5,100	256,785

Total Communication Services		474,873

Consumer Discretionary - 0.48%

Automobile Components - 0.48%
Magna International, Inc.B	11,204	535,551

Consumer Staples - 0.87%

Beverages - 0.23%
Anheuser-Busch InBev SA, ADRB	4,200	250,572

Personal Products - 0.64%
Unilever PLC, ADR	13,740	712,419

Total Consumer Staples		962,991

Energy - 1.58%

Oil, Gas & Consumable Fuels - 1.58%
Cenovus Energy, Inc.	11,400	234,384
Enbridge, Inc.B	24,741	879,295
Shell PLC, ADR	8,835	633,116

		1,746,795

Total Energy		1,746,795

Information Technology - 0.85%

Communications Equipment - 0.85%
Telefonaktiebolaget LM Ericsson, ADRB	188,020	943,861

Total Foreign Common Stocks (Cost $4,394,284)		4,664,071

	Principal Amount

CORPORATE OBLIGATIONS - 11.71%

Basic Materials - 0.05%

Chemicals - 0.05%
EIDP, Inc., 1.700%, Due 7/15/2025	$55,000	$52,477

Communications - 1.17%

Internet - 0.42%
Amazon.com, Inc.,
1.200%, Due 6/3/2027	250,000	222,452
4.650%, Due 12/1/2029	250,000	245,958

		468,410

Media - 0.45%
Charter Communications Operating LLC/Charter Communications Operating Capital,
6.484%, Due 10/23/2045	250,000	221,192
5.750%, Due 4/1/2048	50,000	40,272
Comcast Corp., 6.550%, Due 7/1/2039	217,000	231,197

		492,661

See accompanying notes

11

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2024 (Unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 11.71% (continued)

Communications - 1.17% (continued)

Telecommunications - 0.30%
AT&T, Inc.,
3.800%, Due 12/1/2057	$70,000	$47,306
3.650%, Due 9/15/2059	175,000	113,526
Verizon Communications, Inc., 4.329%, Due 9/21/2028	180,000	172,478

		333,310

Total Communications		1,294,381

Consumer, Cyclical - 0.96%

Airlines - 0.05%
American Airlines Pass-Through Trust, 3.150%, Due 8/15/2033, 2019 1 Series AA	66,555	58,616

Entertainment - 0.11%
Warnermedia Holdings, Inc., 5.050%, Due 3/15/2042	150,000	120,253

Home Furnishings - 0.10%
Whirlpool Corp., 5.150%, Due 3/1/2043	125,000	106,487

Retail - 0.70%
Home Depot, Inc., 2.950%, Due 6/15/2029	500,000	450,352
Walmart, Inc.,
2.375%, Due 9/24/2029	150,000	132,059
7.550%, Due 2/15/2030	169,000	192,662

		775,073

Total Consumer, Cyclical		1,060,429

Consumer, Non-Cyclical - 0.79%

Beverages - 0.27%
PepsiCo, Inc., 4.450%, Due 5/15/2028	300,000	294,481

Commercial Services - 0.06%
Moody’s Corp., 2.550%, Due 8/18/2060	50,000	25,521
Quanta Services, Inc., 3.050%, Due 10/1/2041	70,000	47,412

		72,933

Pharmaceuticals - 0.46%
Bristol-Myers Squibb Co., 3.400%, Due 7/26/2029	560,000	513,325

Total Consumer, Non-Cyclical		880,739

Energy - 0.34%

Pipelines - 0.34%
Energy Transfer LP,
7.500%, Due 7/1/2038	90,000	99,197
5.150%, Due 3/15/2045	55,000	47,224
6.125%, Due 12/15/2045	65,000	62,384
6.000%, Due 6/15/2048	105,000	99,498
Kinder Morgan Energy Partners LP, 5.400%, Due 9/1/2044	30,000	26,837
ONEOK Partners LP, 6.850%, Due 10/15/2037	45,000	47,230

		382,370

Total Energy		382,370

Financial - 3.49%

Banks - 2.03%
Bank of America Corp.,
1.734%, Due 7/22/2027, (Secured Overnight Financing Rate + 0.960%)C	350,000	321,002

See accompanying notes

12

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2024 (Unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 11.71% (continued)

Financial - 3.49% (continued)

Banks - 2.03% (continued)
Bank of America Corp., (continued)
6.110%, Due 1/29/2037	$176,000	$179,003
Citigroup, Inc.,
1.281%, Due 11/3/2025, (Secured Overnight Financing Rate + 0.528%)C	40,000	39,034
3.400%, Due 5/1/2026	350,000	335,822
5.875%, Due 1/30/2042	145,000	146,316
Fifth Third Bank NA, 2.250%, Due 2/1/2027	250,000	229,237
JPMorgan Chase & Co.,
1.561%, Due 12/10/2025, (Secured Overnight Financing Rate + 0.605%)C	35,000	34,091
5.500%, Due 10/15/2040	313,000	308,183
Morgan Stanley,
0.864%, Due 10/21/2025, Series I, (Secured Overnight Financing Rate + 0.745%)C	90,000	87,822
2.484%, Due 9/16/2036, (Secured Overnight Financing Rate + 1.360%)C	60,000	46,286
PNC Financial Services Group, Inc., 2.550%, Due 1/22/2030	500,000	426,709
State Street Corp., 2.354%, Due 11/1/2025, (Secured Overnight Financing Rate + 0.940%)C	100,000	98,067

		2,251,572

Insurance - 0.99%
Berkshire Hathaway Finance Corp., 2.300%, Due 3/15/2027	300,000	279,043
Fidelity National Financial, Inc., 3.200%, Due 9/17/2051	55,000	33,478
Markel Group, Inc.,
5.000%, Due 5/20/2049	100,000	86,350
3.450%, Due 5/7/2052	125,000	81,617
MetLife, Inc.,
6.375%, Due 6/15/2034	169,000	179,185
4.721%, Due 12/15/2044	193,000	165,626
Prudential Financial, Inc., 4.600%, Due 5/15/2044	313,000	265,357

		1,090,656

REITS - 0.47%
Alexandria Real Estate Equities, Inc., 1.875%, Due 2/1/2033	50,000	36,719
Crown Castle, Inc., 1.050%, Due 7/15/2026	190,000	171,892
Simon Property Group LP, 3.375%, Due 10/1/2024	313,000	309,936

		518,547

Total Financial		3,860,775

Industrial - 1.23%

Aerospace/Defense - 0.20%
RTX Corp., 6.125%, Due 7/15/2038	217,000	221,275

Machinery - Construction & Mining - 0.32%
Caterpillar Financial Services Corp., 4.900%, Due 1/17/2025	350,000	348,562

Machinery - Diversified - 0.39%
John Deere Capital Corp., 2.450%, Due 1/9/2030	500,000	433,454

Transportation - 0.32%
Burlington Northern Santa Fe LLC, 5.750%, Due 5/1/2040	202,000	203,958
CSX Corp., 5.500%, Due 4/15/2041	157,000	153,055

		357,013

Total Industrial		1,360,304

Technology - 1.68%

Computers - 1.22%
Apple, Inc.,
1.400%, Due 8/5/2028	200,000	172,591

See accompanying notes

13

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2024 (Unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 11.71% (continued)

Technology - 1.68% (continued)

Computers - 1.22% (continued)
Apple, Inc., (continued)
2.200%, Due 9/11/2029	$300,000	$260,590
Dell International LLC/EMC Corp., 3.450%, Due 12/15/2051	26,000	17,112
Hewlett Packard Enterprise Co., 6.350%, Due 10/15/2045	500,000	507,923
International Business Machines Corp., 4.250%, Due 5/15/2049	500,000	397,388

		1,355,604

Semiconductors - 0.46%
Entegris, Inc., 4.750%, Due 4/15/2029D	70,000	66,013
NVIDIA Corp., 1.550%, Due 6/15/2028	500,000	437,810

		503,823

Total Technology		1,859,427

Utilities - 2.00%

Electric - 1.84%
Appalachian Power Co., 4.500%, Due 3/1/2049, Series Y	210,000	162,517
Arizona Public Service Co., 2.650%, Due 9/15/2050	30,000	16,913
Berkshire Hathaway Energy Co., 6.125%, Due 4/1/2036	235,000	240,432
Consolidated Edison Co. of New York, Inc., 5.500%, Due 12/1/2039, Series 09 C	169,000	162,946
Consumers Energy Co., 2.500%, Due 5/1/2060	32,000	16,934
DTE Energy Co.,
1.050%, Due 6/1/2025, Series F	75,000	71,274
5.850%, Due 6/1/2034	125,000	124,397
Duke Energy Carolinas LLC,
6.000%, Due 1/15/2038	40,000	40,377
6.050%, Due 4/15/2038	115,000	116,938
3.200%, Due 8/15/2049	45,000	29,608
Duke Energy Progress LLC, 4.150%, Due 12/1/2044	75,000	59,195
Duke Energy Progress NC Storm Funding LLC, 2.387%, Due 7/1/2039, Series A 2	265,000	207,397
Entergy Arkansas LLC, 3.350%, Due 6/15/2052	55,000	35,940
Entergy Corp., 2.800%, Due 6/15/2030	30,000	25,576
Entergy Louisiana LLC, 4.000%, Due 3/15/2033	47,000	41,830
Florida Power & Light Co., 3.950%, Due 3/1/2048	50,000	38,630
Kentucky Utilities Co., 3.300%, Due 6/1/2050	55,000	36,403
MidAmerican Energy Co., 3.650%, Due 8/1/2048	40,000	29,128
National Rural Utilities Cooperative Finance Corp.,
1.000%, Due 10/18/2024, Series D	50,000	48,811
5.450%, Due 10/30/2025	70,000	69,883
Pacific Gas & Electric Co., 5.550%, Due 5/15/2029	40,000	39,560
PacifiCorp,
4.150%, Due 2/15/2050	125,000	93,132
5.500%, Due 5/15/2054	155,000	138,510
Sempra, 3.300%, Due 4/1/2025	85,000	83,098
Vistra Operations Co. LLC, 5.125%, Due 5/13/2025D	110,000	108,324

		2,037,753

Gas - 0.16%
National Fuel Gas Co.,
3.950%, Due 9/15/2027	50,000	47,056
2.950%, Due 3/1/2031	95,000	78,186
Sempra Global, 3.250%, Due 1/15/2032D	65,000	52,351

		177,593

Total Utilities		2,215,346

Total Corporate Obligations (Cost $14,019,203)		12,966,248

See accompanying notes

14

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2024 (Unaudited)

	Principal Amount	Fair Value

FOREIGN CORPORATE OBLIGATIONS - 4.93%

Communications - 0.83%

Internet - 0.28%
Alibaba Group Holding Ltd., 3.600%, Due 11/28/2024	$313,000	$309,167

Media - 0.17%
Thomson Reuters Corp., 3.850%, Due 9/29/2024	193,000	190,986

Telecommunications - 0.38%
America Movil SAB de CV, 6.375%, Due 3/1/2035	169,000	177,393
Deutsche Telekom International Finance BV, 4.875%, Due 3/6/2042D	150,000	132,969
Rogers Communications, Inc., 4.300%, Due 2/15/2048	140,000	107,607

		417,969

Total Communications		918,122

Consumer, Cyclical - 0.31%

Auto Manufacturers - 0.31%
Mercedes-Benz Finance North America LLC, 5.250%, Due 11/29/2027D	350,000	348,756

Consumer, Non-Cyclical - 1.19%

Agriculture - 0.24%
BAT Capital Corp.,
6.000%, Due 2/20/2034	35,000	34,790
4.540%, Due 8/15/2047	260,000	194,390
Reynolds American, Inc., 5.700%, Due 8/15/2035	35,000	33,602

		262,782

Beverages - 0.44%
Anheuser-Busch InBev Worldwide, Inc., 5.450%, Due 1/23/2039	500,000	491,403

Pharmaceuticals - 0.51%
Bayer U.S. Finance LLC,
6.125%, Due 11/21/2026D	200,000	200,261
6.500%, Due 11/21/2033D	200,000	199,269
Bayer U.S. Finance II LLC, 3.950%, Due 4/15/2045D	245,000	164,421

		563,951

Total Consumer, Non-Cyclical		1,318,136

Energy - 0.57%

Oil & Gas - 0.50%
BP Capital Markets PLC, 6.450%, Due 12/1/2033, (5 yr. CMT + 2.153%)C E	150,000	151,356
Saudi Arabian Oil Co., 4.375%, Due 4/16/2049D	500,000	395,143

		546,499

Pipelines - 0.07%
TransCanada PipeLines Ltd., 6.100%, Due 6/1/2040	82,000	80,638

Total Energy		627,137

Financial - 1.53%

Banks - 1.17%
Barclays PLC,
2.894%, Due 11/24/2032, (1 yr. CMT + 1.300%)C	280,000	226,953
7.119%, Due 6/27/2034, (Secured Overnight Financing Rate + 3.570%)C	200,000	206,301
Deutsche Bank AG, 7.146%, Due 7/13/2027, (Secured Overnight Financing Rate + 2.520%)C	230,000	234,773
Macquarie Group Ltd., 2.871%, Due 1/14/2033, (Secured Overnight Financing Rate + 1.532%)C D	125,000	101,121
Mitsubishi UFJ Financial Group, Inc., 2.193%, Due 2/25/2025	75,000	72,879
NatWest Group PLC, 3.754%, Due 11/1/2029, (5 yr. CMT + 2.100%)C	225,000	221,990
Royal Bank of Canada, 1.200%, Due 4/27/2026	250,000	230,021

		1,294,038

Diversified Financial Services - 0.23%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
3.300%, Due 1/30/2032	165,000	137,805

See accompanying notes

15

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2024 (Unaudited)

	Principal Amount	Fair Value

FOREIGN CORPORATE OBLIGATIONS - 4.93% (continued)

Financial - 1.53% (continued)

Diversified Financial Services - 0.23% (continued)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, (continued)
3.400%, Due 10/29/2033	$150,000	$122,111

		259,916

Insurance - 0.13%
Fairfax Financial Holdings Ltd., 6.350%, Due 3/22/2054D	140,000	138,326

Total Financial		1,692,280

Industrial - 0.28%

Aerospace/Defense - 0.28%
BAE Systems Holdings, Inc., 3.800%, Due 10/7/2024D	313,000	310,314

Utilities - 0.22%

Electric - 0.22%
National Grid PLC, 5.809%, Due 6/12/2033	245,000	243,596

Total Foreign Corporate Obligations (Cost $5,594,588)		5,458,341

FOREIGN SOVEREIGN OBLIGATIONS - 0.42%
Israel Government International Bonds, 5.500%, Due 3/12/2034	200,000	189,290
Mexico Government International Bonds, 6.400%, Due 5/7/2054	290,000	273,025

Total Foreign Sovereign Obligations (Cost $473,815)		462,315

ASSET-BACKED OBLIGATIONS - 1.19%
Ally Auto Receivables Trust, 3.310%, Due 11/15/2026, 2022 1 A3	80,218	79,142
AmeriCredit Automobile Receivables Trust,
5.840%, Due 10/19/2026, 2023 1 A2A	63,669	63,676
0.340%, Due 12/18/2026, 2021 2 A3	2,410	2,404
4.380%, Due 4/18/2028, 2022 2 A3	90,000	89,223
BMW Vehicle Owner Trust, 3.210%, Due 8/25/2026, 2022 A A3	40,480	39,887
CNH Equipment Trust, 0.400%, Due 12/15/2025, 2021 A A3	23,917	23,604
Ford Credit Auto Lease Trust, 3.230%, Due 5/15/2025, 2022 A A3	9,819	9,810
Ford Credit Auto Owner Trust, 1.530%, Due 5/15/2034, 2021 2 AD	110,000	99,781
GM Financial Automobile Leasing Trust,
1.900%, Due 3/20/2025, 2022 1 A3	415	414
4.010%, Due 9/22/2025, 2022 3 A3	51,548	51,373
GM Financial Revolving Receivables Trust, 1.170%, Due 6/12/2034, 2021 1 AD	90,000	81,358
Honda Auto Receivables Owner Trust,
1.880%, Due 5/15/2026, 2022 1 A3	88,046	86,080
4.930%, Due 11/15/2027, 2023 2 A3	100,000	99,118
John Deere Owner Trust,
2.320%, Due 9/15/2026, 2022 A A3	61,649	60,425
3.740%, Due 2/16/2027, 2022 B A3	100,000	98,475
New Economy Assets Phase 1 Sponsor LLC, 1.910%, Due 10/20/2061, 2021 1 A1D	125,000	108,883
Taco Bell Funding LLC, 2.294%, Due 8/25/2051, 2021 1A A2IID	98,250	83,467
Toyota Auto Loan Extended Note Trust, 1.350%, Due 5/25/2033, 2020 1A AD	135,000	129,003
Toyota Auto Receivables Owner Trust, 1.230%, Due 6/15/2026, 2022 A A3	57,812	56,496
Volkswagen Auto Loan Enhanced Trust, 1.020%, Due 6/22/2026, 2021 1 A3	51,396	50,301

Total Asset-Backed Obligations (Cost $1,377,364)		1,312,920

COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 0.23%
BX Commercial Mortgage Trust, 6.136%, Due 9/15/2036, 2021 VOLT A, (1 mo. USD Term SOFR + 0.814%)C D	140,000	138,600
Cold Storage Trust, 6.334%, Due 11/15/2037, 2020 ICE5 A, (1 mo. USD Term SOFR + 1.014%)C D	113,044	112,797

Total Commercial Mortgage-Backed Obligations (Cost $253,044)		251,397

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 10.30%
Federal Home Loan Mortgage Corp.,
3.500%, Due 9/1/2028	8,886	8,554

See accompanying notes

16

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2024 (Unaudited)

	Principal Amount	Fair Value

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 10.30% (continued)
Federal Home Loan Mortgage Corp., (continued)
3.000%, Due 11/1/2032	$39,292	$36,652
5.000%, Due 8/1/2033	14,462	14,139
5.500%, Due 2/1/2034	14,355	14,310
2.500%, Due 6/1/2035	61,958	55,415
2.000%, Due 3/1/2036	177,717	154,400
4.000%, Due 1/1/2041	42,573	39,165
4.500%, Due 2/1/2041	30,964	29,497
2.500%, Due 9/1/2041	138,696	116,637
3.500%, Due 5/1/2042	135,349	120,636
3.500%, Due 6/1/2042	138,963	124,895
3.000%, Due 4/1/2047	118,553	98,831
3.000%, Due 8/1/2048	112,621	95,339
2.500%, Due 7/1/2050	76,112	60,685
2.500%, Due 12/1/2050	68,598	55,172
2.500%, Due 11/1/2051	135,562	109,075
2.000%, Due 2/1/2052	248,353	189,469
2.000%, Due 3/1/2052	219,578	166,150
2.500%, Due 5/1/2052	111,114	89,203
6.000%, Due 3/1/2053	72,287	72,308
4.500%, Due 5/1/2053	107,611	99,303
5.500%, Due 9/1/2053	111,829	109,387
5.500%, Due 2/1/2054	328,170	319,078
5.500%, Due 4/1/2054	314,468	305,623
6.000%, Due 4/1/2054	160,000	159,806

		2,643,729

Federal National Mortgage Association,
3.500%, Due 1/1/2028F	8,003	7,749
5.000%, Due 3/1/2034F	15,788	15,414
4.500%, Due 4/1/2034	26,383	25,556
3.000%, Due 10/1/2034	3,737	3,421
2.000%, Due 11/1/2035F	124,900	108,861
2.000%, Due 12/1/2035F	55,518	48,302
3.500%, Due 6/1/2037	79,995	73,721
5.500%, Due 6/1/2038	3,422	3,398
4.500%, Due 1/1/2040	31,195	29,620
5.000%, Due 5/1/2040	50,451	48,931
5.000%, Due 6/1/2040	40,313	39,105
4.000%, Due 9/1/2040	28,462	26,148
4.000%, Due 1/1/2041	58,397	53,648
2.500%, Due 11/1/2041	110,938	92,849
3.000%, Due 6/1/2043	269,687	231,667
3.000%, Due 8/1/2043	243,672	209,319
4.000%, Due 11/1/2044F	37,062	33,970
4.000%, Due 7/1/2045	58,904	53,966
3.500%, Due 8/1/2045	26,893	23,740
3.500%, Due 11/1/2045	262,594	231,604
3.500%, Due 1/1/2046	103,630	91,767
3.500%, Due 5/1/2046	26,739	23,535
4.000%, Due 7/1/2046	56,293	51,585
3.000%, Due 10/1/2046	21,341	18,108
3.000%, Due 11/1/2046	128,001	108,701
3.500%, Due 3/1/2047	29,956	26,366
4.500%, Due 7/1/2047	14,401	13,556
4.500%, Due 8/1/2047	24,873	23,438
3.500%, Due 9/1/2047	39,326	34,762
4.000%, Due 3/1/2048	42,218	38,520

See accompanying notes

17

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2024 (Unaudited)

	Principal Amount	Fair Value

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 10.30% (continued)
Federal National Mortgage Association, (continued)
4.500%, Due 4/1/2048	$11,423	$10,682
4.500%, Due 7/1/2048F	28,913	27,320
4.500%, Due 7/1/2048	39,939	37,524
4.500%, Due 10/1/2049	86,618	80,950
4.000%, Due 11/1/2049	156,872	141,841
2.500%, Due 8/1/2050F	155,560	125,346
2.500%, Due 8/1/2050	174,811	139,553
3.000%, Due 8/1/2050	95,777	80,246
2.500%, Due 9/1/2050	110,503	88,229
2.500%, Due 10/1/2050F	49,964	39,858
3.000%, Due 10/1/2050F	103,932	87,186
2.000%, Due 3/1/2051F	161,597	124,652
2.000%, Due 4/1/2051F	367,423	281,878
3.000%, Due 5/1/2051F	116,003	97,243
3.000%, Due 6/1/2051	118,955	98,950
3.500%, Due 6/1/2051F	133,318	115,684
2.000%, Due 7/1/2051F	255,588	194,755
3.500%, Due 7/1/2051F	119,985	105,228
3.000%, Due 11/1/2051F	87,578	72,502
2.000%, Due 1/1/2052F	390,826	299,108
2.500%, Due 2/1/2052	542,217	432,715
3.500%, Due 5/1/2052	151,899	131,214
4.000%, Due 6/1/2052	187,035	168,049
5.000%, Due 6/1/2052	286,885	275,846
3.000%, Due 7/1/2052F	119,754	100,263
4.000%, Due 9/1/2052F	191,927	172,056
4.500%, Due 10/1/2052F	175,457	162,930
5.000%, Due 12/1/2052	132,421	125,705
5.000%, Due 4/1/2053F	92,766	88,713
4.500%, Due 6/1/2053F	111,892	104,548
5.500%, Due 10/1/2053	208,433	202,517
5.500%, Due 1/1/2054	210,624	204,465
6.000%, Due 1/1/2054F	232,675	231,399
5.500%, Due 2/1/2054	217,506	211,889

		6,652,371

Government National Mortgage Association,
6.500%, Due 8/15/2027	4,985	5,054
6.500%, Due 11/15/2027	5,635	5,726
7.500%, Due 12/15/2028	6,957	7,092
5.500%, Due 7/15/2033	14,800	14,899
6.000%, Due 12/15/2033	20,681	20,832
5.500%, Due 2/20/2034	21,210	21,482
5.000%, Due 10/15/2039	40,313	39,725
3.500%, Due 9/15/2041	77,470	70,126
3.500%, Due 8/20/2047	14,763	13,179
3.500%, Due 10/20/2047	13,564	12,101
4.000%, Due 1/20/2048	67,519	62,020
5.000%, Due 1/20/2050	32,244	31,319
4.500%, Due 2/20/2050	29,658	27,999
5.000%, Due 2/20/2050	16,136	15,700
2.500%, Due 4/20/2050	143,198	117,966
2.500%, Due 6/20/2051	143,336	117,737
3.000%, Due 6/20/2051	61,970	52,820
2.500%, Due 7/20/2051	225,182	184,884
3.000%, Due 8/20/2051	140,921	121,531
2.500%, Due 11/20/2051	114,436	93,926
3.000%, Due 12/20/2051	276,365	235,437

See accompanying notes

18

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2024 (Unaudited)

	Principal Amount	Fair Value

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 10.30% (continued)
Government National Mortgage Association, (continued)
3.500%, Due 1/20/2052	$100,941	$89,106
4.000%, Due 3/20/2052	106,416	96,474
2.500%, Due 4/20/2052	64,801	53,150
4.500%, Due 9/20/2052	137,289	127,987
5.000%, Due 4/20/2053	267,177	255,892
5.500%, Due 7/20/2053	222,210	218,115

		2,112,279

Total U.S. Agency Mortgage-Backed Obligations (Cost $12,785,049)		11,408,379

U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.79%
Federal Farm Credit Banks Funding Corp.,
4.375%, Due 10/24/2029	250,000	245,228
3.750%, Due 1/25/2030	300,000	283,127
Federal Home Loan Banks, 4.500%, Due 12/14/2029	350,000	343,918

Total U.S. Government Agency Obligations (Cost $905,485)		872,273

U.S. TREASURY OBLIGATIONS - 8.71%
U.S. Treasury Bonds,
6.875%, Due 8/15/2025	279,000	285,822
5.250%, Due 11/15/2028	217,000	221,221
4.750%, Due 2/15/2037	304,000	308,358
4.500%, Due 8/15/2039	241,000	234,034
2.750%, Due 8/15/2042	250,000	184,863
3.875%, Due 2/15/2043	30,000	26,184
2.875%, Due 5/15/2049	500,000	355,000
3.625%, Due 2/15/2053	110,000	89,800

		1,705,282

U.S. Treasury Notes,
4.250%, Due 9/30/2024	250,000	248,821
1.125%, Due 1/15/2025	250,000	242,778
1.125%, Due 2/28/2025	430,000	415,563
4.250%, Due 10/15/2025	250,000	246,777
2.000%, Due 11/15/2026	500,000	465,156
1.500%, Due 1/31/2027	175,000	159,783
2.500%, Due 3/31/2027	250,000	233,975
4.125%, Due 10/31/2027	250,000	244,190
2.875%, Due 5/15/2028	200,000	186,016
3.625%, Due 5/31/2028	65,000	62,210
2.875%, Due 8/15/2028	300,000	278,004
2.625%, Due 2/15/2029	450,000	409,289
2.875%, Due 4/30/2029	300,000	275,215
2.375%, Due 5/15/2029	450,000	402,768
1.625%, Due 8/15/2029	350,000	300,029
1.750%, Due 11/15/2029	850,000	730,469
3.500%, Due 1/31/2030	350,000	328,453
1.500%, Due 2/15/2030	800,000	670,563
4.000%, Due 2/28/2030	250,000	240,742
4.125%, Due 11/15/2032	250,000	239,951
3.500%, Due 2/15/2033	1,495,000	1,366,815
4.000%, Due 2/15/2034	200,000	189,313

		7,936,880

Total U.S. Treasury Obligations (Cost $10,438,777)		9,642,162

See accompanying notes

19

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2024 (Unaudited)

	Shares	Fair Value

SHORT-TERM INVESTMENTS - 2.53% (Cost $2,804,247)

Investment Companies - 2.53%
American Beacon U.S. Government Money Market Select Fund, 5.20%G H	2,804,247	$2,804,247

SECURITIES LENDING COLLATERAL - 1.32% (Cost $1,465,551)

Investment Companies - 1.32%
American Beacon U.S. Government Money Market Select Fund, 5.20%G H	1,465,551	1,465,551

TOTAL INVESTMENTS - 100.80% (Cost $96,640,151)		111,596,211
LIABILITIES, NET OF OTHER ASSETS - (0.80%)		(883,688)

TOTAL NET ASSETS - 100.00%		$110,712,523

Percentages are stated as a percent of net assets.

A Non-income producing security.

B All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at April 30, 2024 (Note 9).

C Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on April 30, 2024.

D Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $2,971,157 or 2.68% of net assets. The Fund has no right to demand registration of these securities.

E Perpetual maturity. The date shown, if any, is the next call date.

F Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.

G The Fund is affiliated by having the same investment advisor.

H 7-day yield.

ADR - American Depositary Receipt.

CMT - Constant Maturity Treasury.

DAC - Designated Activity Company.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

SOFR - Secured Overnight Financing Rate.

Long Futures Contracts Open on April 30, 2024:

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME E-Mini Standard & Poor’s 500 Index Futures	12	June 2024	$3,154,615	$3,040,200	$(114,415)

			$3,154,615	$3,040,200	$(114,415)

Index Abbreviations:
CME	Chicago Mercantile Exchange.

See accompanying notes

20

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2024 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2024, the investments were classified as described below:

Balanced Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$60,288,307	$-	$-	$60,288,307
Foreign Common Stocks	4,664,071	-	-	4,664,071
Corporate Obligations	-	12,966,248	-	12,966,248
Foreign Corporate Obligations	-	5,458,341	-	5,458,341
Foreign Sovereign Obligations	-	462,315	-	462,315
Asset - Backed Obligations	-	1,312,920	-	1,312,920
Commercial Mortgage - Backed Obligations	-	251,397	-	251,397
U.S. Agency Mortgage - Backed Obligations	-	11,408,379	-	11,408,379
U.S. Government Agency Obligations	-	872,273	-	872,273
U.S. Treasury Obligations	-	9,642,162	-	9,642,162
Short-Term Investments	2,804,247	-	-	2,804,247
Securities Lending Collateral	1,465,551	-	-	1,465,551

Total Investments in Securities - Assets	$69,222,176	$42,374,035	$-	$111,596,211

Financial Derivative Instruments - Liabilities
Futures Contracts	$(114,415)	$-	$-	$(114,415)

Total Financial Derivative Instruments - Liabilities	$(114,415)	$-	$-	$(114,415)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended April 30, 2024, there were no transfers into or out of Level 3.

See accompanying notes

21

American Beacon Balanced FundSM

Statement of Assets and Liabilities

April 30, 2024 (Unaudited)

Assets:
Investments in unaffiliated securities, at fair value† §	$107,326,413
Investments in affiliated securities, at fair value‡	4,269,798
Cash collateral held at broker for futures contracts	191,000
Dividends and interest receivable	414,686
Deposits with broker for futures contracts	68,410
Receivable for investments sold	311,290
Receivable for fund shares sold	17,412
Receivable for tax reclaims	1,969
Prepaid expenses	62,334

Total assets	112,663,312

Liabilities:
Payable for investments purchased	124,835
Payable for fund shares redeemed	88,462
Management and sub-advisory fees payable (Note 2)	85,364
Service fees payable (Note 2)	9,968
Transfer agent fees payable (Note 2)	7,616
Payable upon return of securities loaned (Note 9)§	1,465,551
Custody and fund accounting fees payable	5,710
Professional fees payable	41,359
Trustee fees payable (Note 2)	498
Payable for prospectus and shareholder reports	3,807
Payable for variation margin from open futures contracts (Note 5)	114,422
Other liabilities	3,197

Total liabilities	1,950,789

Commitments and contingent liabilities (Note 2)

Net assets	$110,712,523

Analysis of net assets:
Paid-in-capital	$90,693,192
Total distributable earnings (deficits)A	20,019,331

Net assets	$110,712,523

Shares outstanding at no par value (unlimited shares authorized):
R5 Class	754,623

Y Class	1,812,794

Investor Class	3,877,642

Advisor Class	79,258

A Class	1,403,185

C Class	702,512

Net assets:
R5 Class	$11,095,588

Y Class	$26,932,976

Investor Class	$46,395,920

Advisor Class	$1,053,440

A Class	$16,711,899

C Class	$8,522,700

Net asset value, offering and redemption price per share:
R5 Class	$14.70

Y Class	$14.86

Investor Class	$11.96

Advisor Class	$13.29

A Class	$11.91

A Class (offering price)	$12.64

C Class	$12.13

† Cost of investments in unaffiliated securities	$92,370,353
‡ Cost of investments in affiliated securities	$4,269,798
§ Fair value of securities on loan	$2,847,154

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at period end.

See accompanying notes

22

American Beacon Balanced FundSM

Statement of Operations

For the period ended April 30, 2024 (Unaudited)

Balanced Fund
Investment income:
Dividend income from unaffiliated securities (net of foreign taxes)†	$772,942
Dividend income from affiliated securities (Note 2)	78,171
Interest income	878,180
Income derived from securities lending (Note 9)	4,210

Total investment income	1,733,503

Expenses:
Management and sub-advisory fees (Note 2)	296,128
Transfer agent fees:
R5 Class (Note 2)	1,791
Y Class (Note 2)	13,199
Investor Class	5,053
Advisor Class	65
A Class	456
C Class	412
Custody and fund accounting fees	28,669
Professional fees	37,655
Registration fees and expenses	42,869
Service fees (Note 2):
Investor Class	64,631
Advisor Class	1,255
A Class	5,875
C Class	4,758
Distribution fees (Note 2):
Advisor Class	1,301
A Class	18,187
C Class	56,049
Prospectus and shareholder report expenses	12,750
Trustee fees (Note 2)	5,318
Loan expense (Note 10)	480
Other expenses	14,209

Total expenses	611,110

Net investment income	1,122,393

Realized and unrealized gain (loss) from investments:
Net realized gain from:
Investments in unaffiliated securitiesA	4,888,489
Foreign currency transactions	189
Futures contracts	499,988
Change in net unrealized appreciation (depreciation) of:
Investments in unaffiliated securitiesB	8,334,814
Futures contracts	(41,629)

Net gain from investments	13,681,851

Net increase in net assets resulting from operations	$14,804,244

† Foreign taxes	$8,727

A The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
B The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

23

American Beacon Balanced FundSM

Statement of Changes in Net Assets

	Six Months Ended April 30, 2024	Year Ended October 31, 2023
	(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$1,122,393	$2,423,611
Net realized gain from investments in unaffiliated securities, commission recapture, foreign currency transactions, and futures contracts	5,388,666	1,330,651
Change in net unrealized appreciation of investments in unaffiliated securities and futures contracts	8,293,185	381,669

Net increase in net assets resulting from operations	14,804,244	4,135,931

Distributions to shareholders:
Total retained earnings:
R5 Class	(156,606)	(1,266,660)
Y Class	(345,932)	(4,232,877)
Investor Class	(727,507)	(6,394,827)
Advisor Class	(13,000)	(117,843)
A Class	(216,514)	(1,592,314)
C Class	(118,806)	(1,686,923)

Net distributions to shareholders	(1,578,365)	(15,291,444)

Capital share transactions (Note 11):
Proceeds from sales of shares	8,456,903	35,647,313
Reinvestment of dividends and distributions	1,530,836	13,509,118
Cost of shares redeemed	(19,225,694)	(59,755,583)

Net (decrease) in net assets from capital share transactions	(9,237,955)	(10,599,152)

Net increase (decrease) in net assets	3,987,924	(21,754,665)

Net assets:
Beginning of period	106,724,599	128,479,264

End of period	$110,712,523	$106,724,599

See accompanying notes

24

American Beacon Balanced FundSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Fund, a series within the Trust, is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. As of April 30, 2024, the Trust consists of twenty-four active series, one of which is presented in this filing: American Beacon Balanced Fund (the “Fund”). The remaining twenty-three active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Manager is an indirect wholly-owned subsidiary of Resolute Topco, Inc. (“Topco”), which is owned primarily by various institutional investment funds that are managed by financial institutions and other investment advisory firms. No owner of Topco owns 25% or more of the outstanding equity or voting interests of Topco.

Effective December 29, 2023, the Manager underwent a change of control, which resulted in the termination of the Fund’s previous management and investment advisory agreements. The Board of Trustees (the “Board”) approved a new Management Agreement with the Manager and new Investment Advisory Agreements among the Manager, the sub-advisors and the Trust, on behalf of the Fund, that were effective on December 29, 2023. The new Management Agreement required approval by shareholders of the Fund, and shareholders approved the new Management Agreement at a shareholder meeting held on November 17, 2023.

Recently Adopted Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing London Inter-bank Offered Rate (“LIBOR”) or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06 Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848 which updates and clarifies ASU No. 2020-04. The amendments in this ASU defer the sunset date of Topic 848 from December 31, 2022, to December 31, 2024. Management expects these ASUs will not have a material impact on the Fund’s financial statements.

In June 2022, the FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820); Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which provides clarifying guidance that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. Management has concluded that the ASU will not have a material impact on the Fund’s financial statements.

25

American Beacon Balanced FundSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

Class Disclosure

The Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors—sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors—sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

Advisor Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrators.	$2,500

A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Fund in preparation of the financial statements. The Fund is considered an investment company and accordingly, follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Fund. Tax reclaim accruals are automatically generated on accounting and custody systems at the time of the income event based on the tax databases maintained by the Fund’s custodian. Reconciliations are performed between custody and accounting systems to help ensure reclaim accruals are in line. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For convertible securities, premiums attributable to the conversion feature are not amortized. Realized gains (losses) from securities sold are determined on the basis of specific lot identification. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on

26

American Beacon Balanced FundSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed for non-accrual when the issuer resumes interest payments or when collectability of interest is probable. Realized gains (losses) from securities sold are determined on the basis of specific lot identification.

Distributions to Shareholders

The Fund distributes most or all of its net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income on a quarterly basis and distributions of realized net capital gains and net gains or losses from foreign currency transactions on an annual basis. The Fund does not have a fixed dividend rate and does not guarantee that it will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Fund may designate earnings and profits distributed to shareholders on the redemption of shares.

Commission Recapture

The Fund has established brokerage commission recapture arrangements with certain brokers or dealers. If the Fund’s investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. This amount is reported with the net realized gain (loss) in the Fund’s Statement of Operations, if applicable.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income and realized and unrealized gains and losses from investments of the Fund are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Fund. Expenses directly charged or attributable to the Fund will be paid from the assets of the Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Fund on a basis that the Trust’s Board deems fair and equitable, which may be based on the relative net assets of the Fund or nature of the services performed and relative applicability to the Fund.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made

27

American Beacon Balanced FundSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2. Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Fund and the Manager are parties to a Management Agreement that obligates the Manager to provide the Fund with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of the Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $15 billion	0.35%
Next $15 billion	0.325%
Over $30 billion	0.30%

The Manager also receives a fee of 0.15% of the average daily net assets of the Fund as compensation for the management of a portion of the Fund’s assets.

The Trust, on behalf of the Fund, and the Manager have entered into Investment Advisory Agreements with Barrow, Hanley, Mewhinney & Strauss, LLC and Hotchkis and Wiley Capital Management, LLC (the “Sub-Advisors”) pursuant to which the Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Fund’s average daily net assets.

The Management and Sub-Advisory Fees paid by the Fund for the period ended April 30, 2024 were as follows:

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$196,470
Sub-Advisory Fees	0.17%	99,658

Total	0.52%	$296,128

As compensation for services provided by the Manager in connection with securities lending activities conducted by a Fund, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee of 10% of the net monthly investment income (the income earned in the form of interest, dividends and realized capital gains from the investment of cash collateral, plus any negative rebate fees paid by borrowers, less the rebate amount paid to borrowers as well as related expenses) and, with respect to collateral other than cash, a fee up to 10% of loan fees and demand premiums paid by borrowers. These fees are included in “Income derived from securities lending” and “Management and sub-advisory fees” on the Statement of Operations. During the period ended April 30, 2024, the Manager received securities lending fees of $581 for the securities lending activities of the Fund.

Distribution Plans

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the Advisor, A and C Classes of the Fund. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the Advisor and A Classes and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into a Service Plan that obligates the Manager to oversee additional shareholder servicing of the Investor, Advisor, A, and C Classes of the Fund. As compensation for performing the

28

American Beacon Balanced FundSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

duties required under the Service Plan, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the A and C Classes, up to 0.25% of the average daily net assets of the Advisor Class, and up to 0.375% of the average daily net assets of the Investor Class of the Fund.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Fund and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of its customers who hold positions in the Fund. Certain services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Fund’s transfer agent. Accordingly, the Fund, pursuant to Board approval, has agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis. During the period ended April 30, 2024, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statement of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
Balanced	$13,916

As of April 30, 2024, the Fund owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statement of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
Balanced	$4,118

Investments in Affiliated Funds

The Fund may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Fund in connection with securities lending may also be invested in the USG Select Fund. The Fund listed below held the following shares with an April 30, 2024 fair value and dividend income earned from the investment in the USG Select Fund.

Affiliated Security	Type of Transaction	Fund	April 30, 2024 Shares/Principal	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Dividend Income	April 30, 2024 Fair Value
U.S. Government Money Market Select	Direct	Balanced	$2,804,247	$-	$-	$78,171	$2,804,247
U.S. Government Money Market Select	Securities Lending	Balanced	1,465,551	-	-	N/A	1,465,551

The Fund and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended April 30, 2024, the Manager earned fees on the Fund’s direct investments and securities lending collateral investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund	Securities Lending Collateral Investments in USG Select Fund	Total
Balanced	$1,498	$384	$1,882

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American Beacon Balanced FundSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Fund, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for the fund. When the fund liquidates portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to two days (or longer for certain foreign transactions). Redemption requests normally are satisfied on the next business day. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended April 30, 2024, the Fund did not utilize the credit facility.

Expense Reimbursement Plan

The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of contractual or voluntary fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Fund’s annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. During the period ended April 30, 2024 there were no waived fees, expenses reimbursed, or recouped expenses, and no commitment or contingent liability is expected.

Sales Commissions

The Fund’s Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of A Class sales charges from broker dealers which may be used to offset distribution related expenses. During the period ended April 30, 2024, RID collected $2,820 from the sale of A Class Shares of the Fund.

A CDSC of 0.50% will be deducted with respect to A Class Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the A Class Shares redeemed. During the period ended April 30, 2024, there were no CDSC fees collected for the A Class Shares of the Fund.

A CDSC of 1.00% will be deducted with respect to C Class Shares redeemed within 12 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the C Class Shares redeemed. During the period ended April 30, 2024, CDSC fees of $150 were collected for C Class Shares of the Fund.

Trustee Fees and Expenses

As compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $140,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit and Compliance Committee and the

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Notes to Financial Statements

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Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For her service as Board Chair, Ms. Cline receives an additional annual retainer of $50,000. Although she attends several committee meetings at each quarterly Board meeting, she receives only a single $2,500 fee each quarter for her attendance at the Audit and Compliance Committee and Investment Committee meetings. The chairpersons of the Audit and Compliance Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

3. Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as

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when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all the Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for the Fund.

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, preferred securities and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of

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valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

With respect to the Fund’s investments that do not have readily available market quotations, the Board has designated the Adviser as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the oversight of the Board (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of the Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that the Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

4. Securities and Other Investments

Agency Mortgage-Backed Securities

Certain mortgage-backed securities (“MBS”) may be issued or guaranteed by the U.S. government or a government sponsored entity, such as the Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

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Notes to Financial Statements

April 30, 2024 (Unaudited)

American Depositary Receipts and Non-Voting Depositary Receipts

ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. Non-Voting Depositary Receipts (“NVDRs”) represent financial interests in an issuer but the holder is not entitled to any voting rights. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers, and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Fund may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Asset-Backed Securities (“ABS”)

ABS are securities issued by trusts and special purpose entities that are backed by pools of assets, such as automobile and credit-card receivables, home equity loans, and student loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). Typically, loans or accounts receivable paper are transferred from the originator to a specially created trust, which repackages the trust’s interests as securities with a minimum denomination and a specific term. The securities are then privately placed or publicly offered. Examples include certificates for automobile receivables and so-called plastic bonds, backed by credit card receivables. The Fund is permitted to invest in ABS, subject to the Fund’s rating and quality requirements.

The value of an ABS is affected by, among other things, changes in the market’s perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement. Payments of principal and interest passed through to holders of ABS are frequently supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower’s other assets. The degree of credit enhancement varies, and generally applies to only a portion of the ABS’s par value. Value is also affected if any credit enhancement has been exhausted.

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

Fixed-Income Investments

The Fund may hold debt, including government and corporate debt, and other fixed-income securities. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a

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fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. For example, while securities with longer maturities tend to produce higher yields, they also tend to be more sensitive to changes in prevailing interest rates and are, therefore, more volatile than shorter-term securities and are subject to greater market fluctuations as a result of changes in interest rates. Fixed-income securities are also subject to credit risk, which is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. In addition, there is prepayment risk, which is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as MBS and ABS, may be prepaid by their issuers thereby reducing the amount of interest payments. This may result in the Fund having to reinvest its proceeds in lower yielding securities. Securities underlying MBS and ABS, which may include subprime mortgages, also may be subject to a higher degree of credit risk, valuation risk, and liquidity risk.

Illiquid and Restricted Securities

Generally, an illiquid asset is an asset that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to Rule 22e-4 under the Act or as otherwise permitted or required by SEC rules and interpretations. Historically, illiquid securities have included securities that have not been registered under the Securities Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. These securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. A large institutional market exists for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. However, the fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

Limitations on resale may have an adverse effect on the marketability of portfolio securities, and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven calendar days. In addition, the Fund may get only limited information about an issuer, so it may be less able to predict a loss. The Fund also might have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC adopted Rule 144A under the Securities Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by the Fund qualify under Rule 144A and an institutional market develops for those securities, the Fund likely will be able to dispose of the securities without registering them under the Securities Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of the Fund’s illiquidity. The Manager or the Sub-Advisor, as applicable, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the Securities Act permits the sale abroad of securities that are not registered for sale in the United States and includes a provision for U.S. investors, such as the Fund, to purchase such unregistered securities if certain conditions are met.

Securities sold in private placement offerings made in reliance on the “private placement” exemption from registration afforded by Section 4(a)(2) of the Securities Act and resold to qualified institutional buyers under

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Rule 144A under the Securities Act (“Section 4(a)(2) securities”) are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as the Fund, that agree they are purchasing the securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(a)(2) securities normally are resold to other institutional investors through or with the assistance of the issuer or dealers that make a market in the Section 4(a)(2) securities, thus providing liquidity. The Manager and the sub-advisor will carefully monitor the Fund’s investments in Section 4(a)(2) securities offered and sold under Rule 144A, focusing on such important factors, among others, as valuation, liquidity, and availability of information. Investments in Section 4(a)(2) securities could have the effect of reducing the Fund’s liquidity to the extent that qualified institutional buyers no longer wish to purchase these restricted securities.

Restricted securities outstanding during the period ended April 30, 2024 are disclosed in the Notes to the Schedule of Investments.

Mortgage-Backed Securities

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of the Fund’s portfolio at the time resulting in reinvestment risk.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed-income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Mortgage-Related and Other Asset-Backed Securities

The Fund may invest in mortgage or other ABS. These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of the Fund’s MBS may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, the Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

Other Investment Company Securities and Other Exchange-Traded Products

The Fund may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies (“BDCs”), ETFs, unit investment trusts, and other investment companies of the

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Trust. The Fund may invest in securities of an investment company advised by the Manager or the Sub-Advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, the Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Privately Issued Mortgage-Backed Securities

Pools created by non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payments in such pools. However, timely payment of interest and principal of these pools is often partially supported by various enhancements such as over-collateralization and senior/subordination structures and by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers or the mortgage poolers. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

Publicly Traded Partnerships/Master Limited Partnerships (“MLPs”)

The Fund may invest in publicly traded partnerships such as MLPs. MLPs issue units that are registered with the SEC and are freely tradable on a securities exchange or in the OTC market. An MLP may have one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. The general partner or partners are jointly and severally responsible for the liabilities of the MLP. (An MLP also may be an entity similar to a limited partnership, such as an LLC, which has one or more managers or managing members and non-managing members (who are like limited partners)). The Fund invests in an MLP as a limited partner and normally would not be liable for the debts of an MLP beyond the amount the Fund has invested therein, but it would not be shielded to the same extent that a shareholder of a corporation would be. In certain instances, creditors of an MLP would have the right to seek a return of capital that had been distributed to a limited partner. The right of an MLP’s creditors would continue even after the Fund had sold its investment in the partnership. MLPs typically invest in real estate and oil and gas equipment leasing assets, but they also finance entertainment, research and development, and other projects.

Real Estate Investment Trusts (“REITs”)

REITs are pooled investment vehicles that own, and often operate, income producing real estate or invest in mortgages secured by loans on such real estate or both. REITs are susceptible to the risks associated with direct ownership of real estate, such as declines in property values, increase in property taxes, operating expenses, rising interest rates or overbuilding, zoning changes, and losses from casualty or condemnation. REITs typically are subject to management fees and other expenses that are separate from those of the Fund.

U.S. Government Agency Securities

U.S. Government agency securities are issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the U.S. Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. U.S. Government securities bear fixed, floating or variable rates of interest. While the U.S. Government currently provides financial support to certain U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is

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not so obligated by law. U.S. Government securities include U.S. Treasury bills, notes and bonds, Federal Home Loan Bank (“FHLB”) obligations, Federal Farm Credit Bank (“FFCB”) obligations, U.S. Government agency obligations and repurchase agreements secured thereby. U.S. Government agency securities are subject to credit risk and interest rate risk.

U.S. Treasury Obligations

U.S. Treasury obligations include bills (initial maturities of one year or less), notes (initial maturities between two and ten years), and bonds (initial maturities over ten years) issued by the U.S. Treasury, Separately Traded Registered Interest and Principal component parts of such obligations (known as “STRIPS”) and inflation-indexed securities. The prices of these securities (like all debt securities) change between issuance and maturity in response to fluctuating market interest rates. U.S. Treasury obligations are subject to credit risk and interest rate risk.

Variable or Floating Rate Obligations

The interest rates payable on certain fixed-income securities in which the Fund may invest are not fixed and may fluctuate based upon changes in market rates. A variable rate obligation has an interest rate which is adjusted at predesignated periods in response to changes in the market rate of interest on which the interest rate is based. Variable and floating rate obligations are less effective than fixed rate instruments at locking in a particular yield. Nevertheless, such obligations may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons.

5. Financial Derivative Instruments

The Fund may utilize derivative instruments to gain market exposure on cash balances or reduce market exposure in anticipation of liquidity needs. When considering the Fund’s use of derivatives, it is important to note that the Fund does not use derivatives for the purpose of creating financial leverage.

Futures Contracts

A futures contract is a contract to purchase or sell a particular security, or the cash value of an asset, such as securities, indices, or currencies, at a specified future date at a price agreed upon when the contract is made. Under many such contracts, no delivery of the actual underlying asset is required. Rather, upon the expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the asset (e.g., a security or an index) at expiration, net of the initial and variation margin that was previously paid. An equity index futures contract is based on the value of an underlying index. The Fund may, from time to time, use futures positions to equitize cash and expose its portfolio to changes in securities prices or index prices. This can magnify gains and losses in the Fund. The Fund also may have to sell assets at inopportune times to satisfy its settlement or collateral obligations. The risks associated with the use of futures contracts also include that there may be an imperfect correlation between the changes in market value of the prices of futures contracts and the assets underlying such contracts and that there may not be a liquid secondary market for a futures contract.

During the period ended April 30, 2024, the Fund entered into futures contracts primarily for exposing cash to markets.

The Fund’s average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of futures contracts. For the purpose of this disclosure, volume is measured by contracts outstanding at each quarter end.

Average Futures Contracts Outstanding
Fund	Period Ended April 30, 2024
Balanced	13

38

American Beacon Balanced FundSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure(1):

Fair values of financial instruments on the Statement of Assets and Liabilities as of April 30, 2024:

	Derivatives not accounted for as hedging instruments

Liabilities:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Payable for variation margin from open futures contracts(2)	$–	$–	$–	$–	$(114,415)	$(114,415)
The effect of financial derivative instruments on the Statement of Operations as of April 30, 2024:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$–	$–	$–	$–	$499,988	$499,988

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$–	$–	$–	$–	$(41,629)	$(41,629)

(1) See Note 3 in the Notes to Financial Statements for additional information.

(2) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Offsetting Assets and Liabilities

The Fund is a party to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Fund employs multiple money managers and counterparties and has elected not to offset qualifying financial and derivative instruments on the Statement of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, April 30, 2024.

Offsetting of Financial and Derivative Assets as of April 30, 2024:
	Assets	Liabilities
Futures Contracts(1)	$-	$(114,415)

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$-	$(114,415)

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$-	$114,415

	Remaining Contractual Maturity of the Agreements As of April 30, 2024
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$1,465,551	$-	-	$-	$1,465,551

Total Borrowings	$1,465,551	$-	$-	$-	$1,465,551

Gross amount of recognized liabilities for securities lending transactions					$1,465,551

(1) Includes cumulative appreciation or (depreciation) of futures contracts as reported in the Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

39

American Beacon Balanced FundSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

6. Principal Risks

Investing in the Fund may involve certain risks including, but not limited to, those described below.

Asset-Backed and Mortgage Related Securities Risk

Investments in asset-backed and mortgage related securities are subject to market risks for fixed-income securities which include, but are not limited to, interest rate risk, prepayment risk and extension risk. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain MBS and ABS securities. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Because prepayments increase when interest rates fall, the prices of MBS and ABS do not increase as much as other fixed-income securities when interest rates fall. When interest rates rise, borrowers are less likely to prepay their mortgage and other loans. A decreased rate of prepayments lengthens the expected maturity of MBS and ABS. Therefore, the prices of MBS and ABS may decrease more than prices of other fixed-income securities when interest rates rise. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates. Rising interest rates also may increase the risk of default by borrowers. As a result, in a period of rising interest rates, the Fund that holds these types of securities, may experience additional volatility and losses. A decline in the credit quality of and defaults by the issuers of asset-backed and mortgage related securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to the Fund. In addition, certain asset-backed and mortgage related securities may include securities backed by pools of loans made to “subprime” borrowers or borrowers with blemished credit histories; the risk of defaults is generally higher in the case of mortgage pools that include such subprime mortgages.

Credit Risk

The Fund is subject to the risk that the issuer or guarantor of a debt security, or the counterparty to a derivatives contract or a loan will fail to make timely payment of interest or principal or otherwise honor its obligations or default completely. A decline in the credit rating of an individual security held by the Fund may have an adverse impact on its price and make it difficult for the Fund to sell it. Ratings represent a rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies might not always change their credit rating on an issuer or security in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. Credit risk is typically greater for securities with ratings that are below investment grade.

Environmental, Social, and/or Governance Investing Risk

The use of environmental, social, and/or governance (“ESG”) considerations by a sub-advisor may cause the Fund to make different investments than funds that have a similar investment style but do not incorporate such considerations in their strategy. As with the use of any investment considerations involved in investment decisions, there is no guarantee that the use of any ESG investment considerations will result in the selection of issuers that will outperform other issuers or help reduce risk in the Fund. The Fund may underperform funds that do not incorporate these considerations.

Equity Investments Risk

Equity securities are subject to investment risk and market risk. The Fund’s investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, real estate investment trusts (“REITs”), depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S.

40

American Beacon Balanced FundSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

exchanges. Such investments may expose the Fund to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular depositary receipt or foreign stock.

Foreign Investing Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets. To the extent the Fund invests a significant portion of its assets in securities of a single country or region, it is more likely to be affected by events or conditions of that country or region.

Futures Contracts Risk

Futures contracts are derivative instruments where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. There may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes. There can be no assurance that any strategy used will succeed. There also can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that the Fund has previously bought or sold and this may result in the inability to close a futures contract when desired. Futures contracts may experience potentially dramatic price changes, which will increase the volatility of the Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract).

Illiquid and Restricted Securities Risk

Securities not registered in the U.S. under the Securities Act, including Rule 144A securities, are restricted as to their resale. Such securities may not be listed on an exchange and may have no active trading market. They may be more difficult to purchase or sell at an advantageous time or price because such securities may not be readily marketable in broad public markets. The Fund may not be able to sell a restricted security when the sub-advisor considers it desirable to do so and/or may have to sell the security at a lower price than the Fund believes is its fair market value. In addition, transaction costs may be higher for restricted securities and the Fund may receive only limited information regarding the issuer of a restricted security. The Fund may have to bear the expense of registering restricted securities for resale and the risk of substantial delays in effecting the registration.

Interest Rate Risk

Generally, the value of investments with interest rate risk, such as fixed-income securities or derivatives, will move in the opposite direction to movements in interest rates. Factors including central bank monetary policy,

41

American Beacon Balanced FundSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

rising inflation rates, and changes in general economic conditions may cause interest rates to rise, which could cause the value of the Fund’s investments to decline. Interest rates may rise, perhaps significantly and/or rapidly, potentially resulting in substantial losses to the Fund. Interest rate changes may have a more pronounced effect on the market value of fixed-rate instruments than on floating-rate instruments. The value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The prices of fixed-income securities or derivatives are also affected by their durations. Fixed-income securities or derivatives with longer durations generally have greater sensitivity to changes in interest rates. Rising interest rates may cause the value of the Fund’s investments with longer durations and terms to maturity to decline, which may adversely affect the value of the Fund. For example, if a bond has a duration of eight years, a 1% increase in interest rates could be expected to result in an 8% decrease in the value of the bond. An increase in interest rates can impact markets broadly as well. To the extent the Fund holds an investment with a negative interest rate to maturity, the Fund may generate a negative return on that investment.

Liquidity Risk

The Fund is susceptible to the risk that certain investments held by the Fund may have limited marketability, be subject to restrictions on sale, be difficult or impossible to purchase or sell at favorable times or prices, or become less liquid in response to market developments or adverse credit events that may affect issuers or guarantors of a security. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Market prices for such instruments may be volatile. The Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial to the Fund. The Fund may be required to dispose of investments at unfavorable times or prices to satisfy obligations, which may result in losses or may be costly to the Fund. For example, liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Unexpected redemptions may force the Fund to sell certain investments at unfavorable prices to meet redemption requests or other cash needs. Judgment plays a greater role in pricing illiquid investments than in investments with more active markets.

Market Risk

The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Equity securities generally have greater price volatility than fixed-income securities, although under certain market conditions fixed-income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed-income and credit markets may negatively affect many issuers worldwide. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. The value of a security may decline due to adverse issuer-specific conditions, general market conditions unrelated to a particular issuer, or factors that affect a particular industry or industries. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole.

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets, which may disrupt economies and markets and adversely affect the value of your investment. Changes in value may be temporary or may last for extended periods.

42

American Beacon Balanced FundSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, including the U.S. presidential election, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Mortgage-Backed and Mortgage Related Securities Risk

Investments in mortgage-backed and mortgage-related securities are influenced by the factors affecting the mortgages underlying the securities or the housing market. Investments in mortgage-backed and mortgage-related securities also are subject to market risks for fixed-income securities, which include, but are not limited to, credit risk, interest rate risk, prepayment risk, extension risk, callable securities risk, and valuation risk. A decline in the credit quality of the issuers of mortgage-backed and mortgage-related securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to the Fund. These securities are also subject to the risk of default on the underlying mortgages, particularly during periods of market downturn, and an unexpectedly high rate of defaults on the underlying assets will adversely affect the security’s value.

Multiple Sub-Advisor Risk

The Manager may allocate the Fund’s assets among multiple sub-advisors, each of which is responsible for investing its allocated portion of the Fund’s assets. To a significant extent, the Fund’s performance will depend on the success of the Manager in allocating the Fund’s assets to sub-advisors and its selection and oversight of the sub-advisors. Because each sub-advisor manages its allocated portion of the Fund independently from another sub-advisor, the same security may be held in different portions of the Fund, or may be acquired for one portion of the Fund at a time when a sub-advisor to another portion deems it appropriate to dispose of the security from that other portion, resulting in higher expenses without accomplishing any net result in the Fund’s holdings. Similarly, under some market conditions, one sub-advisor may believe that temporary, defensive investments in short-term instruments or cash are appropriate when another sub-advisor believes continued exposure to the equity or debt markets is appropriate for its allocated portion of the Fund. Because each sub-advisor directs the trading for its own portion of the Fund, and does not aggregate its transactions with those of the other sub-advisors, the Fund may incur higher brokerage costs than would be the case if a single sub-adviser were managing the entire Fund. In addition, while the Manager seeks to allocate the Fund’s assets among the Fund’s sub-advisors in a manner that it believes is consistent with achieving the Fund’s investment objective(s), the Manager may be subject to potential conflicts of interest in allocating the Fund’s assets among sub-advisors, due to factors that could impact the Manager’s revenues and profits.

Other Investment Companies Risk

The Fund may invest in shares of other registered investment companies, including money market funds that are advised by the Manager. To the extent that the Fund invests in shares of other registered investment companies, the Fund will indirectly bear the fees and expenses, including for example advisory and administrative fees, charged by those investment companies in addition to the Fund’s direct fees and expenses and will be subject to the risks associated with investments in those companies. For example, the Fund’s investments in money market funds are subject to interest rate risk, credit risk, and market risk. The Fund must rely on the investment company

43

American Beacon Balanced FundSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

in which it invests to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. To the extent the Fund invests in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, the Fund is subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject.

Prepayment and Extension Risk

When interest rates fall, borrowers will generally repay the loans that underlie certain debt securities, especially mortgage-related and other types of ABS, more quickly than expected, causing the issuer of the security to repay the principal prior to the security’s expected maturity date. The Fund may need to reinvest the proceeds at a lower interest rate, reducing its income. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates fall. If the Fund buys those securities at a premium, accelerated prepayments on those securities could cause the Fund to lose a portion of its principal investment. The impact of prepayments on the price of a security may be difficult to predict and may increase the security’s price volatility. Extension risk is the risk that a decrease in prepayments may, as a result of higher interest rates or other factors, result in the extension of a security’s effective maturity, increase the risk of default and delayed payment, heighten interest rate risk and increase the potential for a decline in its price. In addition, as a consequence of a decrease in prepayments, the amount of principal available to a Fund for investment would be reduced.

Recent Market Events Risk

Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in the Fund may be increased. Deteriorating economic fundamentals may increase the risk of default or insolvency of particular issuers, negatively impact market value, increase market volatility, cause credit spreads to widen, reduce bank balance sheets and cause unexpected changes in interest rates. Any of these could cause an increase in market volatility, reduce liquidity across various sectors or markets or decrease confidence in the markets. Historical patterns of correlation among asset classes may break down in unanticipated ways during times of high volatility, disrupting investment programs and potentially causing losses.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks began to raise interest rates as part of their efforts to address rising inflation. It is difficult to accurately predict the pace at which interest rates may continue to increase, the timing, frequency or magnitude of any such increases, or when such increases might stop. Additionally, various economic and political factors could cause the Federal Reserve or another foreign central bank to change their approach in the future and such actions may result in an economic slowdown in the U.S. and abroad. Unexpected increases in interest rates could lead to market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets. Additionally, high public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty.

In March 2023, the shutdown of certain financial institutions in the U.S. and questions regarding the viability of other financial institutions raised economic concerns over disruption in the U.S. and global banking systems. There can be no certainty that the actions taken by the U.S. or foreign governments will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. and global banking systems.

Some countries, including the U.S., have in recent years adopted more protectionist trade policies. Slowing global economic growth; risks associated with a trade agreement between the United Kingdom and the European

44

American Beacon Balanced FundSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

Union; the risks associated with ongoing trade negotiations with China; and the possibility of changes to some international trade agreements; political or economic dysfunction within some nations, including major producers of oil; and dramatic changes in commodity and currency prices could have adverse effects that cannot be foreseen at the present time.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities in the Middle East and between Russia and Ukraine, and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

Redemption Risk

The Fund may experience periods of heavy redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Fund, have short investment horizons, or have unpredictable cash flow needs. A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed-income securities. This, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed-income securities, may result in decreased liquidity and increased volatility in the fixed-income markets, and heightened redemption risk. Heavy redemptions, whether by a few large investors or many smaller investors, could hurt the Fund’s performance. This risk is heightened if the Fund invests in emerging market securities, which are generally less liquid than the securities of U.S. and other developed markets. The sale of assets to meet redemption requests may create net capital gains or losses, which could cause the Fund to have to distribute substantial capital gains.

Sector Risk

Sector risk is the risk associated with the Fund holding a significant amount of investments in similar businesses, which would be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of the equity and debt securities of companies in a particular sector of the market to change. To the extent the Fund has substantial holdings within a particular sector, the risks to the Fund associated with that sector increase.

In addition, when the Fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the Fund were invested more evenly across sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The businesses that constitute a sector may all react the same way to economic, political or regulatory events. The Fund’s performance could also be affected if the sectors do not perform as expected. The lack of exposure to one or more sectors may adversely affect performance. As the Fund’s portfolio changes over time, the Fund’s exposure to a particular sector may become higher or lower.

Securities Lending Risk

The Fund may lend its portfolio securities to brokers, dealers and financial institutions in order to obtain additional income. Borrowers of the Fund’s securities provide collateral either in the form of cash, which the Fund

45

American Beacon Balanced FundSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

reinvests in securities or in the form of non-cash collateral consisting of securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities. The Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. The Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to cover its payment to the borrower of a pre-negotiated fee or “rebate” for the use of that cash collateral in connection with the loan. The Fund could also lose money due to a decline in the value of non-cash collateral. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions or could result in increased costs. Moreover, if the borrower becomes subject to insolvency or similar proceedings, the Fund could incur delays in its ability to enforce its rights in its collateral. There also is a risk that a borrower may default on its obligation to return loaned securities at a time when the value of the Fund’s collateral is inadequate. Although the Fund’s securities lending agent may indemnify the Fund against that risk, it is also possible that the securities lending agent will be unable to satisfy its indemnification obligations. In any case in which the loaned securities are not returned to the Fund before an ex-dividend date, whether or not due to a default by the borrower, the payment in lieu of the dividend that the Fund receives from the securities’ borrower would not be treated as a dividend for federal income tax purposes and thus would not qualify for treatment as “qualified dividend income.”

U.S. Government Securities and Government-Sponsored Enterprises Risk

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Additionally, circumstances could arise that would prevent the payment of interest or principal. This could result in losses to the Fund. Investments in government-sponsored enterprises are debt obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association (‘‘Ginnie Mae’’); (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal Home Loan Bank and the Federal Farm Credit Banks; (iii) supported by the discretionary authority of the U.S. Government to purchase the agency obligations, such as those of Fannie Mae and Freddie Mac or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, to the extent the Fund held securities of such issuers, it might not be able to recover its investment from the U.S. Government. U.S. government securities and securities of government-sponsored entities are also subject to credit risk, interest rate risk and market risk. The rising U.S. national debt may lead to adverse impacts on the value of U.S. government securities due to potentially higher costs for the U.S. government to obtain new financing.

7. Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

The Fund does not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended October 31, 2023 remain subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

46

American Beacon Balanced FundSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

As of April 30, 2024, the tax cost for the Fund and its respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Balanced	$98,998,907	$17,911,689	$(5,314,385)	$12,597,304

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of October 31, 2023, the Fund had the following capital loss carryforwards:

8. Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended April 30, 2024 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Purchases of U.S. Government Securities	Sales (non-U.S. Government Securities)	Sales of U.S. Government Securities
Balanced	$13,417,926	$5,609,754	$21,889,591	$6,063,642

A summary of the Fund’s transactions in the USG Select Fund for the period ended April 30, 2024 were as follows:

Fund	Type of Transaction	October 31, 2023 Shares/Fair Value	Purchases	Sales	April 30, 2024 Shares/Fair Value
Balanced	Direct	$2,210,473	$23,819,171	$23,225,397	$2,804,247
Balanced	Securities Lending	870,903	7,573,102	6,978,454	1,465,551

9. Securities Lending

The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Fund’s Schedule of Investments and the collateral is shown on the Statement of Assets and Liabilities as a payable.

47

American Beacon Balanced FundSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Fund continues to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Fund would be subject to on the dividend.

Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of April 30, 2024, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Fair Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Balanced	$2,847,154	$1,465,551	$1,546,824	$3,012,375

Cash collateral is listed on the Fund’s Schedule of Investments and is shown on the Statement of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statement of Operations.

Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund’s Schedule of Investments or Statement of Assets and Liabilities.

10. Borrowing Arrangements

Effective November 10, 2023 (the “Effective Date”), the Fund, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $100 million with interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed. Each of the Participating Funds paid a proportional amount of a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 8, 2024, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Committed Line was $100 million with an expiration date November 9, 2023.

On the Effective Date, the Fund, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line

48

American Beacon Balanced FundSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

is $100 million with interest at a rate equal to the higher of (a) OBFR daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed on each outstanding loan. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 8, 2024, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Uncommitted Line was $100 million with an expiration date November 9, 2023.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Loan expense” on the Statement of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the period ended April 30, 2024, the Fund did not utilize these facilities.

11. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund:

	R5 Class
	Six Months Ended April 30, 2024		Year Ended October 31, 2023
	(unaudited)
Balanced Fund	Shares	Amount	Shares	Amount
Shares sold	18,951	$271,531	114,738	$1,572,317
Reinvestment of dividends	10,583	155,038	95,464	1,256,702
Shares redeemed	(105,574)	(1,516,321)	(301,917)	(4,114,926)

Net (decrease) in shares outstanding	(76,040)	$(1,089,752)	(91,715)	$(1,285,907)

	Y Class
	Six Months Ended April 30, 2024		Year Ended October 31, 2023
	(unaudited)
Balanced Fund	Shares	Amount	Shares	Amount
Shares sold	217,002	$3,155,122	1,683,854	$23,540,169
Reinvestment of dividends	22,488	333,078	206,059	2,741,669
Shares redeemed	(272,354)	(3,962,491)	(2,176,175)	(29,436,634)

Net (decrease) in shares outstanding	(32,864)	$(474,291)	(286,262)	$(3,154,796)

	Investor Class
	Six Months Ended April 30, 2024		Year Ended October 31, 2023
	(unaudited)
Balanced Fund	Shares	Amount	Shares	Amount
Shares sold	91,743	$1,083,758	609,884	$6,849,318
Reinvestment of dividends	59,291	706,912	578,977	6,243,097
Shares redeemed	(601,673)	(7,055,147)	(1,500,258)	(16,655,877)

Net (decrease) in shares outstanding	(450,639)	$(5,264,477)	(311,397)	$(3,563,462)

	Advisor Class
	Six Months Ended April 30, 2024		Year Ended October 31, 2023
	(unaudited)
Balanced Fund	Shares	Amount	Shares	Amount
Shares sold	1,403	$18,209	10,764	$132,209
Reinvestment of dividends	981	13,000	9,879	117,843
Shares redeemed	(4,525)	(59,128)	(26,647)	(318,598)

Net (decrease) in shares outstanding	(2,141)	$(27,919)	(6,004)	$(68,546)

49

American Beacon Balanced FundSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

	A Class
	Six Months Ended April 30, 2024		Year Ended October 31, 2023
	(unaudited)
Balanced Fund	Shares	Amount	Shares	Amount
Shares sold	323,556	$3,814,948	253,745	$2,817,904
Reinvestment of dividends	17,190	204,296	137,291	1,473,679
Shares redeemed	(157,315)	(1,845,602)	(324,640)	(3,594,051)

Net increase in shares outstanding	183,431	$2,173,642	66,396	$697,532

	C Class
	Six Months Ended April 30, 2024		Year Ended October 31, 2023
	(unaudited)
Balanced Fund	Shares	Amount	Shares	Amount
Shares sold	9,410	$113,335	64,838	$735,396
Reinvestment of dividends	9,825	118,512	153,620	1,676,128
Shares redeemed	(399,614)	(4,787,005)	(498,554)	(5,635,497)

Net (decrease) in shares outstanding	(380,379)	$(4,555,158)	(280,096)	$(3,223,973)

12. Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

50

American Beacon Balanced FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Six Months Ended April 30,		Year Ended October 31,
	2024		2023	2022	2021	2020B	2019

	(unaudited)
Net asset value, beginning of period	$13.04		$14.07	$16.93	$14.35	$16.36	$16.20

Income (loss) from investment operations:
Net investment income	0.12		0.24	0.11	0.19	0.20	0.31
Net gains (losses) on investments (both realized and unrealized)	1.73		0.15	(1.56)	4.34	(0.80)	1.23

Total income (loss) from investment operations	1.85		0.39	(1.45)	4.53	(0.60)	1.54

Less distributions:
Dividends from net investment income	(0.13)		(0.26)	(0.23)	(0.30)	(0.24)	(0.26)
Distributions from net realized gains	(0.06)		(1.16)	(1.18)	(1.65)	(1.17)	(1.12)

Total distributions	(0.19)		(1.42)	(1.41)	(1.95)	(1.41)	(1.38)

Net asset value, end of period	$14.70		$13.04	$14.07	$16.93	$14.35	$16.36

Total returnC	14.25	%D	2.80%	(9.20)%	33.80%	(4.14)%	10.89%

Ratios and supplemental data:
Net assets, end of period	$11,095,588		$10,827,923	$12,977,305	$22,687,613	$22,476,942	$46,593,155
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.81	%E	0.78%	0.72%	0.70%	0.88%	0.66%
Expenses, net of reimbursements and/or recoupments	0.81	%E	0.78%	0.72%	0.70%	0.88%	0.66%
Net investment income, before expense reimbursements and/or recoupments	2.29	%E	2.10%	1.51%	1.37%	1.82%	2.24%
Net investment income, net of reimbursements and/or recoupments	2.29	%E	2.10%	1.51%	1.37%	1.82%	2.24%
Portfolio turnover rate	18	%D	48%	30%	37%	82%	68%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B	On January 23, 2020, Brandywine Global Investment Management, LLC was terminated and ceased managing assets of the Fund.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

51

American Beacon Balanced FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended April 30,		Year Ended October 31,

	2024		2023	2022	2021	2020A	2019

	(unaudited)
Net asset value, beginning of period	$13.17		$14.20	$17.07	$14.46	$16.47	$16.31

Income (loss) from investment operations:
Net investment income	0.16		0.29	0.21	0.20	0.25	0.33
Net gains (losses) on investments (both realized and unrealized)	1.72		0.08	(1.68)	4.35	(0.86)	1.20

Total income (loss) from investment operations	1.88		0.37	(1.47)	4.55	(0.61)	1.53

Less distributions:
Dividends from net investment income	(0.13)		(0.24)	(0.22)	(0.29)	(0.23)	(0.25)
Distributions from net realized gains	(0.06)		(1.16)	(1.18)	(1.65)	(1.17)	(1.12)

Total distributions	(0.19)		(1.40)	(1.40)	(1.94)	(1.40)	(1.37)

Net asset value, end of period	$14.86		$13.17	$14.20	$17.07	$14.46	$16.47

Total returnB	14.29	%C	2.68%	(9.25)%	33.66%	(4.17)%	10.75%

Ratios and supplemental data:
Net assets, end of period	$26,932,976		$24,304,867	$30,273,662	$40,858,765	$43,550,846	$62,956,422
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.88	%D	0.84%	0.80%	0.77%	0.96%	0.74%
Expenses, net of reimbursements and/or recoupments	0.88	%D	0.84%	0.80%	0.77%	0.96%	0.74%
Net investment income, before expense reimbursements and/or recoupments	2.21	%D	2.01%	1.46%	1.31%	1.71%	2.15%
Net investment income, net of reimbursements and/or recoupments	2.21	%D	2.01%	1.46%	1.31%	1.71%	2.15%
Portfolio turnover rate	18	%C	48%	30%	37%	82%	68%

A	On January 23, 2020, Brandywine Global Investment Management, LLC was terminated and ceased managing assets of the Fund.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

52

American Beacon Balanced FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended April 30,		Year Ended October 31,
	2024		2023	2022		2021	2020A	2019

	(unaudited)
Net asset value, beginning of period	$10.64		$11.74	$14.35		$12.43	$14.36	$14.41

Income (loss) from investment operations:
Net investment income	0.12	B	0.11	0.15	B	0.22	0.03	0.18
Net gains (losses) on investments (both realized and unrealized)	1.38		0.17	(1.39)		3.61	(0.58)	1.11

Total income (loss) from investment operations	1.50		0.28	(1.24)		3.83	(0.55)	1.29

Less distributions:
Dividends from net investment income	(0.12)		(0.22)	(0.19)		(0.26)	(0.21)	(0.22)
Distributions from net realized gains	(0.06)		(1.16)	(1.18)		(1.65)	(1.17)	(1.12)

Total distributions	(0.18)		(1.38)	(1.37)		(1.91)	(1.38)	(1.34)

Net asset value, end of period	$11.96		$10.64	$11.74		$14.35	$12.43	$14.36

Total returnC	14.10	%D	2.46%	(9.40)%		33.32%	(4.41)%	10.50%

Ratios and supplemental data:
Net assets, end of period	$46,395,920		$46,044,377	$54,447,528		$85,251,213	$68,284,615	$96,065,263
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.08	%E	1.04%	1.03%		0.99%	1.20%	0.97%
Expenses, net of reimbursements and/or recoupments	1.08	%E	1.04%	1.03%		0.99%	1.20%	0.97%
Net investment income, before expense reimbursements and/or recoupments	2.02	%E	1.84%	1.22%		1.07%	1.47%	1.92%
Net investment income, net of reimbursements and/or recoupments	2.02	%E	1.84%	1.22%		1.07%	1.47%	1.92%
Portfolio turnover rate	18	%D	48%	30%		37%	82%	68%

A	On January 23, 2020, Brandywine Global Investment Management, LLC was terminated and ceased managing assets of the Fund.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

53

American Beacon Balanced FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Advisor Class
	Six Months Ended April 30,		Year Ended October 31,
	2024		2023	2022		2021	2020A		2019

	(unaudited)
Net asset value, beginning of period	$11.80		$12.86	$15.59		$13.35	$15.34		$15.29

Income (loss) from investment operations:
Net investment income	0.10		0.15	0.15	B	0.15	0.18	B	0.26
Net gains (losses) on investments (both realized and unrealized)	1.55		0.15	(1.54)		3.97	(0.81)		1.11

Total income (loss) from investment operations	1.65		0.30	(1.39)		4.12	(0.63)		1.37

Less distributions:
Dividends from net investment income	(0.10)		(0.20)	(0.16)		(0.23)	(0.19)		(0.20)
Distributions from net realized gains	(0.06)		(1.16)	(1.18)		(1.65)	(1.17)		(1.12)

Total distributions	(0.16)		(1.36)	(1.34)		(1.88)	(1.36)		(1.32)

Net asset value, end of period	$13.29		$11.80	$12.86		$15.59	$13.35		$15.34

Total returnC	14.02	%D	2.35%	(9.62)%		33.17%	(4.65)%		10.41%

Ratios and supplemental data:
Net assets, end of period	$1,053,440		$960,288	$1,124,266		$2,120,450	$1,760,622		$6,039,168
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.29	%E	1.24%	1.19%		1.16%	1.36%		1.14%
Expenses, net of reimbursements and/or recoupments	1.29	%E	1.24%	1.19%		1.16%	1.36%		1.14%
Net investment income, before expense reimbursements and/or recoupments	1.81	%E	1.66%	1.05%		0.91%	1.29%		1.76%
Net investment income, net of reimbursements and/or recoupments	1.81	%E	1.66%	1.05%		0.91%	1.29%		1.76%
Portfolio turnover rate	18	%D	48%	30%		37%	82%		68%

A	On January 23, 2020, Brandywine Global Investment Management, LLC was terminated and ceased managing assets of the Fund.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

54

American Beacon Balanced FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended April 30,		Year Ended October 31,
	2024		2023	2022	2021	2020A	2019

	(unaudited)
Net asset value, beginning of period	$10.59		$11.69	$14.31	$12.39	$14.33	$14.38

Income (loss) from investment operations:
Net investment income	0.19		0.23	0.25	0.11	0.15	0.22
Net gains (losses) on investments (both realized and unrealized)	1.30		0.05	(1.50)	3.71	(0.71)	1.07

Total income (loss) from investment operations	1.49		0.28	(1.25)	3.82	(0.56)	1.29

Less distributions:
Dividends from net investment income	(0.11)		(0.22)	(0.19)	(0.25)	(0.21)	(0.22)
Distributions from net realized gains	(0.06)		(1.16)	(1.18)	(1.65)	(1.17)	(1.12)

Total distributions	(0.17)		(1.38)	(1.37)	(1.90)	(1.38)	(1.34)

Net asset value, end of period	$11.91		$10.59	$11.69	$14.31	$12.39	$14.33

Total returnB	14.15	%C	2.44%	(9.49)%	33.39%	(4.49)%	10.54%

Ratios and supplemental data:
Net assets, end of period	$16,711,899		$12,917,238	$13,482,666	$13,922,687	$12,863,938	$16,228,685
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.12	%D	1.09%	1.04%	1.02%	1.21%	1.01%
Expenses, net of reimbursements and/or recoupments	1.12	%D	1.09%	1.04%	1.02%	1.21%	1.01	%E
Net investment income, before expense reimbursements and/or recoupments	1.97	%D	1.80%	1.22%	1.04%	1.46%	1.88%
Net investment income, net of reimbursements and/or recoupments	1.97	%D	1.80%	1.22%	1.04%	1.46%	1.88%
Portfolio turnover rate	18	%C	48%	30%	37%	82%	68%

A	On January 23, 2020, Brandywine Global Investment Management, LLC was terminated and ceased managing assets of the Fund.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	This ratio does not include a voluntary reimbursement of service fees as included in the prior year.

See accompanying notes

55

American Beacon Balanced FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended April 30,		Year Ended October 31,
	2024		2023		2022		2021		2020A	2019

	(unaudited)
Net asset value, beginning of period	$10.78		$11.87		$14.49		$12.53		$14.48	$14.55

Income (loss) from investment operations:
Net investment income	0.07	B	0.12	B	0.06	B	0.04	B	0.05	0.10
Net gains (losses) on investments (both realized and unrealized)	1.40		0.08		(1.41)		3.72		(0.70)	1.09

Total income (loss) from investment operations	1.47		0.20		(1.35)		3.76		(0.65)	1.19

Less distributions:
Dividends from net investment income	(0.06)		(0.13)		(0.09)		(0.15)		(0.13)	(0.14)
Distributions from net realized gains	(0.06)		(1.16)		(1.18)		(1.65)		(1.17)	(1.12)

Total distributions	(0.12)		(1.29)		(1.27)		(1.80)		(1.30)	(1.26)

Net asset value, end of period	$12.13		$10.78		$11.87		$14.49		$12.53	$14.48

Total returnC	13.66	%D	1.68%		(10.11)%		32.32%		(5.09)%	9.63%

Ratios and supplemental data:
Net assets, end of period	$8,522,700		$11,669,906		$16,173,837		$23,737,711		$23,951,798	$30,848,500
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.87	%E	1.83%		1.78%		1.75%		1.95%	1.76%
Expenses, net of reimbursements and/or recoupments	1.87	%E	1.83%		1.78%		1.75%		1.95%	1.76	%F
Net investment income, before expense reimbursements and/or recoupments	1.23	%E	1.04%		0.47%		0.32%		0.72%	1.13%
Net investment income, net of reimbursements and/or recoupments	1.23	%E	1.04%		0.47%		0.32%		0.72%	1.13%
Portfolio turnover rate	18	%D	48%		30%		37%		82%	68%

A	On January 23, 2020, Brandywine Global Investment Management, LLC was terminated and ceased managing assets of the Fund.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	This ratio does not include a voluntary reimbursement of service fees as included in the prior year.

See accompanying notes

56

Delivery of Documents

Shareholder reports are available online at www.americanbeaconfunds.com/reports. Please be advised that reports are no longer sent by mail. Instead, the reports are made available online, and you will be notified by mail each time a report is posted online. You will be provided with a website link to access the report. You may elect to receive all future reports in paper free of charge. You can request to continue receiving paper copies by calling 1-866-345-5954, or you may directly inform your financial intermediary. Detailed instructions are also included in your report notifications.

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-PORT as of the end of each fiscal quarter. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. The Forms N-PORT may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-2736. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (800)-SEC-0330. A complete schedule of the Fund’s portfolio holdings is also available at www.americanbeaconfunds.com approximately twenty days after the end of each month.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT SS&C GIDS, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds and American Beacon Balanced Fund are service marks of American Beacon Advisors, Inc.

SAR 04/24

American Beacon® FUNDS

# 2024 SEMI-ANNUAL REPORT

## April 30, 2024

EAM INTERNATIONAL SMALL CAP FUND

INTERNATIONAL EQUITY FUND

EAM_IEF 0424

About American Beacon Advisors

Since 1986, American Beacon Advisors, Inc. has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

EAM INTERNATIONAL SMALL CAP FUND

Investing in small-capitalization stocks may involve greater volatility and lower liquidity than larger company stocks. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales. Investing in foreign and emerging market securities may involve heightened risk due to currency fluctuations and economic and political risks. To the extent the Fund invests more heavily in a particular country or geographic region, its performance will be sensitive to factors affecting that country or region. The Fund may have high portfolio turnover risk, which could increase the Fund’s transaction costs and possibly have a negative impact on performance. Geopolitical and other events have led to market disruptions causing adverse changes in the value of investments broadly. Changes in value may be temporary or may last for extended periods. The use of futures contracts for cash management may subject the Fund to losing more money than invested. The Fund participates in a securities lending program. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

INTERNATIONAL EQUITY FUND

Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. Investing in value stocks may limit downside risk over time; however, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. To the extent the Fund invests more heavily in particular sectors, its performance will be sensitive to factors affecting those sectors. Financial sector companies are heavily regulated and particularly sensitive to interest rate fluctuations. The Fund’s incorporation of environmental, social and/or governance (ESG) considerations in its investment strategy may cause it to underperform funds that do not incorporate these considerations. The use of futures contracts for cash management may subject the Fund to losing more money than invested. The Fund participates in a securities lending program. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and each Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions, and, therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	April 30, 2024

Additional Fund Information	Back Cover

President’s Message

Dear Shareholders,

Will Rogers, the noted American humorist, actor, writer and cowboy, once said, “Even though you are on the right track – you will get run over if you just sit there.”

Just as roadmaps and timetables are important tools for choosing the best route when you travel, having a carefully considered investment plan may increase your likelihood of staying on track as you seek to preserve and grow your personal savings – and help ensure your risk exposure remains diversified across the global marketplace. With trusted financial professionals helping you make prudent adjustments to your investment portfolio, you may be better positioned to withstand the many obstacles you’re likely to encounter along life’s journey – especially during trying periods like today’s geopolitical turmoil and economic uncertainty.

At American Beacon, we endeavor to provide a broad range of disciplined investment strategies so that you may potentially reach your desired destination over the fullness of time. We are diligent in our oversight of the investment managers who serve as sub-advisors to our investment products. Since our firm’s inception as a pension fiduciary in 1986 and the launch of our first sub-advised, multi-manager mutual funds in 1987, we have continued expanding our innovative product offerings. And we are committed to applying a solutions-based, risk-managed approach in our pursuit of institutional wisdom while striving to generate earned alpha and enduring value.

Thank you for entrusting your financial future with American Beacon. For more information about our investment products or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gregory Stumm, CFA®, CAIA®

President

American Beacon Funds

American Beacon EAM International Small Cap FundSM

Performance Overview

April 30, 2024 (Unaudited)

The Investor Class of the EAM International Small Cap Fund (the “Fund”) returned 16.88% for the six months ended April 30, 2024, which underperformed the MSCI ACWI Ex USA Small Cap Index (the “Index”) return of 17.37% for the same period.

Total Returns for the Period ended April 30, 2024

	Ticker	6 Mo*	1 Year	3 Years	5 Years	10 Years
R5 Class (1,3,4,5)	TOVIX	17.12%	13.70%	(1.08)%	4.11%	3.73%
Y Class (1,2,4,5)	TOVYX	16.90%	13.19%	(1.30)%	3.94%	3.64%
Investor Class (1,4,5)	TIVFX	16.88%	12.97%	(1.48)%	3.74%	3.53%

MSCI® ACWI ex USA Small Cap Index (4)		18.63%	9.28%	2.86%	6.18%	4.38%
MSCI® EAFE Index (Net) (4)		17.37%	9.54%	(1.60)%	5.47%	4.61%

*	Not Annualized.

**	Reflects the reinvestment of dividends after the deduction of withholding taxes, using a tax rate applicable to non-resident individuals who do not benefit from double taxation treaties.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A portion of fees charged to the Investor Class of the Fund was waived from Fund inception through 2019 and in 2024. Performance prior to waiving fees was lower than the actual returns shown for that period. Please note that the recent performance of the securities market has helped produce short-term returns that are not typical and may not continue in the future.

2.

Fund performance for the five-year and ten-year periods represents the total returns achieved by the Investor Class from 4/30/2014 up to 1/18/2019, the inception date of the Y Class. Expenses of the Y Class are lower than those of the Investor Class. As a result, total returns shown may be lower than they would have been had the Y Class been in existence since 4/30/2014. A portion of fees charged to the Y Class of the Fund was waived in 2024. Performance prior to waiving fees was lower than the actual returns shown for that period.

3.

Fund performance for the ten-year period represents the total returns achieved by the Investor Class from 4/30/2014 up to 1/18/2019, the inception date of the R5 Class. Expenses of the R5 Class are lower than those of the Investor Class. As a result, total returns shown may be lower than they would have been had the R5 Class been in existence since 4/30/2014. A portion of fees charged to the R5 Class of the Fund was waived from Class inception through 2024. Performance prior to waiving fees was lower than actual returns shown for periods when waivers were in effect.

4.

Prior to January 21, 2023, the Fund was named the American Beacon Tocqueville International Value Fund. Effective January 21, 2023, EAM Global Investors LLC began serving as sub-advisor to the Fund, and implemented a policy to invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in equity securities of small-market capitalization companies that are economically tied to countries outside of the United States, including developed and emerging market countries. The Fund’s benchmark index was changed from the MSCI EAFE Index to the MSCI ACWI ex USA Small Cap Index. Performance through January 20, 2023, reflects the Fund’s performance under the management and strategy of its prior sub-advisor. The MSCI EAFE Index (Net) is a market capitalization weighted index of international stock performance composed of equities from developed markets excluding the U.S. and Canada. The MSCI ACWI (All Country World Index) ex USA Small Cap Index is a market-capitalization weighted index designed to measure the investable equity market performance for global investors of small-cap stocks in developed and emerging markets, excluding the U.S. One cannot directly invest in an index. The MSCI information contained herein: (1) is provided “as is,” (2) is proprietary to MSCI and/or its content providers, (3) may not be used to create any financial instruments or products or any indexes and (4) may not be copied or distributed without MSCI’s express written consent. MSCI disclaims all warranties with respect to the information. Neither MSCI nor its content providers are responsible for any damages or losses arising from any use of this information.

5.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the R5, Y and Investor Class shares were 1.22%, 1.27% and 1.47%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund underperformed the Index over the period due to country allocation while security selection mildly detracted. From a country allocation perspective, underweight allocations to Sweden and Egypt and an overweight allocation to Japan detracted from the Fund’s performance relative to the Index. On the other hand, an overweight allocation to Taiwan and an underweight allocation to India contributed to performance during the period. Security selection within Taiwan, Norway and India detracted from the Fund’s performance relative to the Index. Conversely, security selection in Japan and Korea contributed positively to relative returns.

American Beacon EAM International Small Cap FundSM

Performance Overview

April 30, 2024 (Unaudited)

The Fund’s strategy remains consistent, systematically investing in companies that exhibit momentum combined with fundamental rationale in a risk-aware approach with efficient implementation.

Top Ten Holdings (% Net Assets)
Aegis Logistics Ltd.		1.0
Qualitas Controladora SAB de CV		1.0
Iljin Electric Co. Ltd.		0.9
Supreme Electronics Co. Ltd.		0.9
Radiant Opto-Electronics Corp.		0.9
Horiba Ltd.		0.9
Takasago Thermal Engineering Co. Ltd.		0.9
Maire Tecnimont SpA		0.9
Hanwha Aerospace Co. Ltd.		0.9
Ionos SE		0.9

Total Fund Holdings	168

Sector Allocation (% Equities)
Industrials		30.6
Information Technology		26.0
Consumer Discretionary		13.5
Materials		7.3
Financials		6.4
Energy		5.6
Consumer Staples		3.6
Health Care		3.2
Real Estate		1.6
Communication Services		1.5
Utilities		0.7

Country Allocation (% Equities)
Japan		22.8
India		11.1
Taiwan		10.8
Australia		7.8
Republic of Korea		7.4
Canada		5.2
Italy		4.3
Germany		4.0
Sweden		3.0
United Kingdom		2.4
Switzerland		2.3
Israel		2.1
China/Hong Kong		2.0
Finland		1.9
Mexico		1.8
Denmark		1.7
Brazil		1.7
United States		1.6
France		1.3
Poland		0.9
Netherlands		0.9
Belgium		0.8
South Africa		0.7
Indonesia		0.7
Malaysia		0.8

American Beacon International Equity FundSM

Performance Overview

April 30, 2024 (Unaudited)

The Investor Class of the American Beacon International Equity Fund (the “Fund”) returned 17.01% for the six months ended April 30, 2024. The Fund underperformed the MSCI EAFE Index (Net) (the “Index”) return of 18.63%.

Total Returns for the Period ended April 30, 2024

	Ticker	6 Mo*	1 Year	3 Years	5 Years	10 Years
R5 Class (1,5)	AAIEX	17.20%	8.50%	4.07%	5.51%	3.38%
Y Class (1,5)	ABEYX	17.17%	8.42%	4.00%	5.43%	3.30%
Investor Class (1,5)	AAIPX	17.01%	8.12%	3.72%	5.16%	3.02%
Advisor Class (1,5)	AAISX	16.96%	7.99%	3.58%	5.02%	2.90%
A Class without sales charge (1,2,5)	AIEAX	16.98%	8.07%	3.65%	5.08%	2.97%
A Class with sales Charge (1,2,5)	AIEAX	10.23%	1.85%	1.63%	3.85%	2.36%
C Class without sales charge (1,2,5)	AILCX	16.49%	7.20%	2.86%	4.29%	2.36%
C Class with sales charge (1,2,5)	AILCX	15.49%	6.20%	2.86%	4.29%	2.36%
R6 Class (1,3,5)	AAERX	17.26%	8.59%	4.15%	5.59%	3.43%

MSCI® EAFE Index (Net) (4)		18.63%	9.28%	2.86%	6.18%	4.38%
MSCI® EAFE Value Index (Net)(4)		17.06%	12.49%	5.56%	5.68%	3.16%

*	Not Annualized.

**	Reflects the reinvestment of dividends after the deduction of withholding taxes, using a tax rate applicable to non-resident individuals who do not benefit from double taxation treaties.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A portion of the fees charged to the R5 Class of the Fund was waived from 2013 through 2015. Performance prior to waiving fees was lower than actual returns shown for 2013 through 2015. Please note that the recent performance of the securities market has helped produce short-term returns that are not typical and may not continue in the future.

2.	The maximum sales charge for A Class is 5.75%. The maximum contingent deferred sales charge for C Class is 1.00% for shares redeemed within one year of the date of purchase.

3.

Fund performance for the ten-year period represents the returns achieved by the R5 Class from 4/30/2014 through 2/28/2017, the inception date of the R6 Class, and the returns of the R6 Class since its inception. Expenses of the R6 Class are lower than those of the R5 Class. As a result, total returns shown may be lower than they would have been had the R6 Class been in existence since 4/30/2014. A portion of the fees charged to the R6 Class of the Fund has been waived since Class inception. Performance prior to waiving fees was lower than the actual returns shown since inception.

4.

The MSCI EAFE Index (Net) is a market capitalization weighted index of international stock performance composed of equities from developed markets excluding the U.S. and Canada. The MSCI EAFE Value Index (Net) is an unmanaged index of those stocks in the MSCI EAFE Index with lower price-to- book ratios and lower forecasted growth values. One cannot directly invest in an index. The MSCI information contained herein: (1) is provided “as is,” (2) (2) is proprietary to MSCI and/or content providers, (3) may not be used to create any financial instruments or products or any indexes and (4) may not be copied or distributed without MSCI’s express written consent. MSCI disclaims all warranties with respect to the information. Neither MSCI nor its content providers are responsible for any damages or losses arising from any use of this information.

5.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the R5, Y, Investor, Advisor, A, C, and R6 Class shares were 0.80%, 0.87%, 1.13%, 1.28%, 1.20%, 1.97%, and 0.78%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

American Beacon International Equity FundSM

Performance Overview

April 30, 2024 (Unaudited)

The Fund underperformed the Index over the six-month period due to security selection, while country allocation helped relative performance.

Security selections within France and the Netherlands detracted from the Fund’s relative performance over the six-month period, despite some contribution from selections in the United Kingdom. Selections within France, Sanofi SA (up 8.0%) and Kering SA (down 12.4%), detracted from relative returns. Investments in the Netherlands, Akzo Nobel NV (down 0.6%) and Signify NV (up 6.1%), also detracted from relative returns. Conversely, investments in the United Kingdom, including Rolls-Royce Holdings PLC (up 96.9%) and Barclays PLC (up 61.5%) contributed to returns.

The Fund’s relative performance benefitted from country allocation, particularly by its overweight allocation to Ireland (up 32.8%) and underweight allocation to Switzerland (up 9.8%). An underweight allocation to Denmark (up 28.2%) detracted from the Fund’s relative performance during the period.

Although economic and market conditions vary from period to period, the Fund’s primary strategy of investing in undervalued companies with above-average earnings growth expectations remains consistent.

American Beacon International Equity FundSM

Performance Overview

April 30, 2024 (Unaudited)

Top Ten Holdings (% Net Assets)
Roche Holding AG		2.9
GSK PLC		2.4
Samsung Electronics Co. Ltd.		2.4
Barclays PLC		2.1
ING Groep NV		2.0
Sanofi SA		2.0
Reckitt Benckiser Group PLC		2.0
British American Tobacco PLC		2.0
BP PLC		1.7
Rolls-Royce Holdings PLC		1.6

Total Fund Holdings	172

Sector Allocation (% Equities)
Industrials		19.5
Financials		14.7
Health Care		14.6
Consumer Discretionary		13.4
Consumer Staples		10.8
Information Technology		10.7
Materials		6.7
Energy		3.5
Communication Services		3.0
Utilities		2.5
Real Estate		0.6

Country Allocation (% Equities)
United Kingdom		24.0
France		13.6
United States		11.1
Japan		10.7
Germany		9.4
Netherlands		6.4
Republic of Korea		4.9
Italy		3.2
Switzerland		2.7
Canada		2.2
China/Hong Kong		2.0
Belgium		1.9
Spain		1.6
Ireland		1.3
Sweden		1.3
Singapore		1.3
Finland		0.8
Australia		0.5
Brazil		0.5
Denmark		0.3
Israel		0.3

American Beacon FundsSM

Expense Examples

April 30, 2024 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, if applicable, and (2) ongoing costs, including management fees, distribution (12b-1) fees, sub-transfer agent fees, and other Fund expenses. The Examples are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from November 1, 2023 through April 30, 2024.

Actual Expenses

The “Actual” lines of the tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and R5 Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the tables provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and R5 Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund, such as sales charges (loads) or redemption fees, as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

American Beacon FundsSM

Expense Examples

April 30, 2024 (Unaudited)

American Beacon EAM International Small Cap Fund

	Beginning Account Value 11/1/2023	Ending Account Value 4/30/2024	Expenses Paid During Period 11/1/2023-4/30/2024*
R5 Class
Actual	$1,000.00	$1,171.20	$4.80
Hypothetical**	$1,000.00	$1,020.44	$4.47
Y Class
Actual	$1,000.00	$1,169.80	$6.26
Hypothetical**	$1,000.00	$1,019.10	$5.82
Investor Class
Actual	$1,000.00	$1,168.80	$7.33
Hypothetical**	$1,000.00	$1,018.10	$6.82

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.89%, 1.16%, and 1.36% for the R5, Y, and Investor Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (182) by days in the year (366) to reflect the half-year period.

**	5% return before expenses.

American Beacon International Equity Fund

	Beginning Account Value 11/1/2023	Ending Account Value 4/30/2024	Expenses Paid During Period 11/1/2023-4/30/2024*
R5 Class
Actual	$1,000.00	$1,172.00	$4.05
Hypothetical**	$1,000.00	$1,021.13	$3.77
Y Class
Actual	$1,000.00	$1,171.70	$4.37
Hypothetical**	$1,000.00	$1,020.84	$4.07
Investor Class
Actual	$1,000.00	$1,170.10	$5.72
Hypothetical**	$1,000.00	$1,019.59	$5.32
Advisor Class
Actual	$1,000.00	$1,169.60	$6.58
Hypothetical**	$1,000.00	$1,018.80	$6.12
A Class
Actual	$1,000.00	$1,169.80	$6.15
Hypothetical**	$1,000.00	$1,019.20	$5.72
C Class
Actual	$1,000.00	$1,164.90	$10.44
Hypothetical**	$1,000.00	$1,015.22	$9.72
R6 Class
Actual	$1,000.00	$1,172.00	$3.73
Hypothetical**	$1,000.00	$1,021.43	$3.47

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.75%, 0.81%, 1.06%, 1.22%, 1.14%, 1.94%, and 0.69% for the R5, Y, Investor, Advisor, A, C, and R6 Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (182) by days in the year (366) to reflect the half-year period.

**	5% return before expenses.

American Beacon EAM International Small Cap FundSM

Schedule of Investments

April 30, 2024 (Unaudited)

	Shares	Fair Value

Australia - 7.35%

Foreign Common Stocks - 7.34%
Audinate Group Ltd.A B	70,313	$839,187
Boral Ltd.B C	293,342	1,082,464
HUB24 Ltd.B	40,093	1,033,464
JB Hi-Fi Ltd.B C	24,828	970,974
Lovisa Holdings Ltd.B C	52,225	1,051,234
NEXTDC Ltd.A B	92,291	984,940
Seven Group Holdings Ltd.B C	38,318	935,319
Telix Pharmaceuticals Ltd.A B	109,375	1,060,587
Ventia Services Group Pty. Ltd.B	418,090	972,175
Webjet Ltd.A B C	180,643	952,189

Total Foreign Common Stocks		9,882,533

Rights - 0.01%
NEXTDC Ltd.A D	15,381	12,853

Total Australia (Cost $9,519,801)		9,895,386

Belgium - 0.75% (Cost $792,255)

Foreign Common Stocks - 0.75%
Lotus Bakeries NVB C	100	1,006,070

Brazil - 1.61%

Foreign Common Stocks - 1.61%
Embraer SAA	161,448	1,036,916
Santos Brasil Participacoes SA	434,083	1,135,240

Total Foreign Common Stocks		2,172,156

Total Brazil (Cost $1,912,952)		2,172,156

Canada - 4.93%

Foreign Common Stocks - 4.93%
Celestica, Inc.A C	20,301	879,049
Denison Mines Corp.A C	467,876	926,394
goeasy Ltd.C	7,679	981,957
Hudbay Minerals, Inc.	108,520	913,629
NexGen Energy Ltd.A C	119,632	910,720
Secure Energy Services, Inc.	120,192	1,018,007
SNC-Lavalin Group, Inc.	26,468	1,016,307

Total Foreign Common Stocks		6,646,063

Total Canada (Cost $5,881,513)		6,646,063

China/Hong Kong - 1.92%

Foreign Common Stocks - 1.92%
ASMPT Ltd.B	75,309	938,567
Sinotrans Ltd., Class HB	1,331,222	641,171
United Laboratories International Holdings Ltd.B	854,905	1,010,386

Total Foreign Common Stocks		2,590,124

Total China/Hong Kong (Cost $2,793,772)		2,590,124

Denmark - 1.65%

Foreign Common Stocks - 1.65%
NKT ASA B	13,323	1,104,845
Zealand Pharma ASA B	12,448	1,119,902

Total Foreign Common Stocks		2,224,747

Total Denmark (Cost $1,381,515)		2,224,747

See accompanying notes

American Beacon EAM International Small Cap FundSM

Schedule of Investments

April 30, 2024 (Unaudited)

	Shares	Fair Value

Finland - 1.84%

Foreign Common Stocks - 1.84%
Cargotec OYJ, Class BA B	12,937	$1,020,756
Kemira OYJ	27,370	596,161
Konecranes OYJB	16,484	862,004

Total Foreign Common Stocks		2,478,921

Total Finland (Cost $2,276,355)		2,478,921

France - 1.27%

Foreign Common Stocks - 1.27%
Gaztransport Et Technigaz SAB	5,962	830,659
Sopra Steria GroupB	4,039	884,022

Total Foreign Common Stocks		1,714,681

Total France (Cost $1,907,232)		1,714,681

Germany - 3.76%

Foreign Common Stocks - 3.76%
CTS Eventim AG & Co. KGaAB	11,048	981,039
Hensoldt AGB	23,739	934,736
Ionos SEA B	47,047	1,207,921
Nemetschek SEB	10,562	941,315
SUESS MicroTec SEB	20,075	999,108

Total Foreign Common Stocks		5,064,119

Total Germany (Cost $4,969,118)		5,064,119

India - 10.48%

Foreign Common Stocks - 10.48%
Aegis Logistics Ltd.B	165,302	1,348,337
BSE Ltd.B	25,579	850,555
eMudhra Ltd.B	123,303	1,114,252
GMR Airports Infrastructure Ltd.A B	767,524	777,143
KEI Industries Ltd.B	19,026	901,667
Linde India Ltd.B	10,727	1,056,700
Minda Corp. Ltd.B	198,848	965,130
MOIL Ltd.B	198,442	955,933
NCC Ltd.B	308,583	882,420
Phoenix Mills Ltd.B	27,595	1,042,083
Solar Industries India Ltd.B	9,352	999,173
Thermax Ltd.B	18,490	1,034,370
Trent Ltd.B	19,370	1,018,895
Zomato Ltd.A B	513,432	1,179,285

Total Foreign Common Stocks		14,125,943

Total India (Cost $13,877,525)		14,125,943

Indonesia - 0.67% (Cost $1,029,799)

Foreign Common Stocks - 0.67%
Bank Syariah Indonesia Tbk. PTB	5,573,668	899,097

Israel - 2.03%

Foreign Common Stocks - 2.03%
Camtek Ltd.C	11,422	924,839
Nova Ltd.A C	5,630	956,537
Wix.com Ltd.A	7,174	852,774

Total Foreign Common Stocks		2,734,150

Total Israel (Cost $2,059,395)		2,734,150

See accompanying notes

American Beacon EAM International Small Cap FundSM

Schedule of Investments

April 30, 2024 (Unaudited)

	Shares	Fair Value

Italy - 4.04%

Foreign Common Stocks - 3.26%
Banca Popolare di Sondrio SpAB C	135,942	$1,137,065
Buzzi SpAB	28,213	1,018,129
Leonardo SpAB	44,382	1,022,009
Maire Tecnimont SpAB C	146,382	1,214,329

Total Foreign Common Stocks		4,391,532

Foreign Preferred Stocks - 0.78%
Danieli & C Officine Meccaniche SpA, 1.369%B E	40,716	1,044,293

Total Italy (Cost $4,164,592)		5,435,825

Japan - 21.55%

Foreign Common Stocks - 21.55%
Aiful Corp.B	280,522	816,513
Daiwa Securities Group, Inc.B	143,640	1,051,696
Dexerials Corp.B	24,203	907,034
Ebara Corp.B	11,983	985,760
Fuji Electric Co. Ltd.B	15,867	988,147
Horiba Ltd.B	12,562	1,223,290
Isetan Mitsukoshi Holdings Ltd.B C	58,559	818,363
Kandenko Co. Ltd.B	86,180	959,126
Kinden Corp.B	49,025	934,153
Kokusai Electric Corp.B	33,582	892,831
Kura Sushi, Inc.B C	28,882	894,540
Kyoritsu Maintenance Co. Ltd.B C	39,496	842,132
Micronics Japan Co. Ltd.B	20,198	840,217
Modec, Inc.B	54,150	1,064,967
NHK Spring Co. Ltd.B	99,569	1,009,457
Niterra Co. Ltd.B	33,428	1,092,191
Nomura Micro Science Co. Ltd.B C	32,794	1,053,331
PKSHA Technology, Inc.A B C	1,837	50,739
Rorze Corp.B	6,325	1,089,735
SCREEN Holdings Co. Ltd.B	7,925	822,270
SWCC Corp.B	45,778	1,206,753
Takasago Thermal Engineering Co. Ltd.B C	36,464	1,218,601
Tamron Co. Ltd.B	23,068	1,071,820
Tokyo Electron Device Ltd.B C	18,372	660,863
Tokyo Ohka Kogyo Co. Ltd.B	29,013	769,437
Tokyo Seimitsu Co. Ltd.B	13,942	903,054
Tosei Corp.B	61,969	966,835
Toyo Suisan Kaisha Ltd.B	15,950	994,430
Ulvac, Inc.B	16,060	963,685
Yamazaki Baking Co. Ltd.B	39,104	941,929
Yokohama Rubber Co. Ltd.B	38,406	1,004,869

Total Foreign Common Stocks		29,038,768

Total Japan (Cost $24,703,573)		29,038,768

Malaysia - 0.64% (Cost $436,442)

Foreign Common Stocks - 0.64%
YTL Power International Bhd.B	899,770	862,402

Mexico - 1.74%

Foreign Common Stocks - 1.74%
Grupo Aeroportuario del Sureste SAB de CV, ADR	2,915	1,004,217
Qualitas Controladora SAB de CV	102,632	1,342,006

Total Foreign Common Stocks		2,346,223

Total Mexico (Cost $1,871,374)		2,346,223

See accompanying notes

American Beacon EAM International Small Cap FundSM

Schedule of Investments

April 30, 2024 (Unaudited)

	Shares	Fair Value

Netherlands - 0.82% (Cost $1,080,070)

Foreign Common Stocks - 0.82%
Fugro NVB	45,759	$1,110,739

Poland - 0.83% (Cost $956,842)

Foreign Common Stocks - 0.83%
InPost SAA B	69,188	1,115,206

Republic of Korea - 7.04%

Foreign Common Stocks - 7.04%
Hankook Tire & Technology Co. Ltd.B	25,355	1,080,870
Hanwha Aerospace Co. Ltd.B	7,947	1,212,311
HD Hyundai Electric Co. Ltd.B	6,381	1,131,928
Hyundai Rotem Co. Ltd.B	31,764	856,029
Iljin Electric Co. Ltd.B	80,228	1,269,434
Jusung Engineering Co. Ltd.B	34,500	848,905
LIG Nex1 Co. Ltd.B	9,197	1,067,160
Poongsan Corp.B	21,893	1,027,096
TechWing, Inc.B	40,447	989,341

Total Foreign Common Stocks		9,483,074

Total Republic of Korea (Cost $8,033,133)		9,483,074

South Africa - 0.68% (Cost $1,008,919)

Foreign Common Stocks - 0.68%
Harmony Gold Mining Co. Ltd.B	105,973	918,700

Sweden - 2.87%

Foreign Common Stocks - 2.87%
AAK AB	24,967	642,190
Hemnet Group ABB	34,400	900,730
Munters Group ABB F	58,790	1,177,016
Saab AB, Class BB C	14,470	1,149,519

Total Foreign Common Stocks		3,869,455

Total Sweden (Cost $3,579,360)		3,869,455

Switzerland - 2.19%

Foreign Common Stocks - 2.19%
DocMorris AGA B C	11,211	999,664
Sulzer AGB	8,478	1,028,632
Ypsomed Holding AGB	2,598	924,280

Total Foreign Common Stocks		2,952,576

Total Switzerland (Cost $2,619,320)		2,952,576

Taiwan - 10.18%

Foreign Common Stocks - 10.18%
AURAS Technology Co. Ltd.B	39,872	970,769
Chicony Electronics Co. Ltd.B	120,191	745,386
China Motor Corp.B	239,165	1,049,440
Compeq Manufacturing Co. Ltd.A B	364,629	854,375
Jentech Precision Industrial Co. Ltd.B	33,786	1,000,881
King Slide Works Co. Ltd.B	23,515	885,476
Phison Electronics Corp.B	52,432	1,115,146
Powertech Technology, Inc.B	186,435	986,927
Radiant Opto-Electronics Corp.B	202,088	1,234,283
Simplo Technology Co. Ltd.B	65,154	869,706
Supreme Electronics Co. Ltd.B	464,155	1,254,105
Tong Yang Industry Co. Ltd.B	295,510	1,077,784

See accompanying notes

American Beacon EAM International Small Cap FundSM

Schedule of Investments

April 30, 2024 (Unaudited)

	Shares	Fair Value

Taiwan - 10.18% (continued)

Foreign Common Stocks - 10.18% (continued)
Wistron NeWeb Corp.B	175,219	$809,206
Wiwynn Corp.B	12,029	868,735

Total Foreign Common Stocks		13,722,219

Total Taiwan (Cost $11,711,287)		13,722,219

United Kingdom - 2.31%

Foreign Common Stocks - 2.31%
Melrose Industries PLCB	125,469	982,713
Subsea 7 SAA B	62,965	1,017,220
Vistry Group PLCA B	75,228	1,116,144

Total Foreign Common Stocks		3,116,077

Total United Kingdom (Cost $2,755,015)		3,116,077

United States - 1.47%

Common Stocks - 1.47%
CyberArk Software Ltd.A	4,197	1,004,132
Reliance Worldwide Corp. Ltd.B	294,003	973,937

Total Common Stocks		1,978,069

Total United States (Cost $1,860,131)		1,978,069

SHORT-TERM INVESTMENTS - 3.41% (Cost $4,591,538)

Investment Companies - 3.41%
American Beacon U.S. Government Money Market Select Fund , 5.20%G H	4,591,538	4,591,538

SECURITIES LENDING COLLATERAL - 2.14% (Cost $2,878,145)

Investment Companies - 2.14%
American Beacon U.S. Government Money Market Select Fund, 5.20%G H	2,878,145	2,878,145

TOTAL INVESTMENTS - 100.17% (Cost $120,650,973)		134,970,473
LIABILITIES, NET OF OTHER ASSETS - (0.17%)		(228,089)

TOTAL NET ASSETS - 100.00%		$134,742,384

Percentages are stated as a percent of net assets.

A Non-income producing security.

B Security has been fair valued pursuant to the Manager’s procedures related to pricing that is not available after the close of exchange or the available price does not reflect the security’s true market value. At period end, the value of these securities amounted to $111,346,862 or 82.64% of net assets.

C All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at April 30, 2024 (Note 9).

D Value was determined using significant unobservable inputs.

E A type of Preferred Stock that has no maturity date.

F Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $1,177,016 or 0.87% of net assets. The Fund has no right to demand registration of these securities.

G The Fund is affiliated by having the same investment advisor.

H 7-day yield.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

See accompanying notes

American Beacon EAM International Small Cap FundSM

Schedule of Investments

April 30, 2024 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2024, the investments were classified as described below:

EAM International Small Cap Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Common Stocks
Australia	$-	$9,882,533	$-	$9,882,533
Belgium	-	1,006,070	-	1,006,070
Brazil	2,172,156	-	-	2,172,156
Canada	6,646,063	-	-	6,646,063
China/Hong Kong	-	2,590,124	-	2,590,124
Denmark	-	2,224,747	-	2,224,747
Finland	596,161	1,882,760	-	2,478,921
France	-	1,714,681	-	1,714,681
Germany	-	5,064,119	-	5,064,119
India	-	14,125,943	-	14,125,943
Indonesia	-	899,097	-	899,097
Israel	2,734,150	-	-	2,734,150
Italy	-	4,391,532	-	4,391,532
Japan	-	29,038,768	-	29,038,768
Malaysia	-	862,402	-	862,402
Mexico	2,346,223	-	-	2,346,223
Netherlands	-	1,110,739	-	1,110,739
Poland	-	1,115,206	-	1,115,206
Republic of Korea	-	9,483,074	-	9,483,074
South Africa	-	918,700	-	918,700
Sweden	642,190	3,227,265	-	3,869,455
Switzerland	-	2,952,576	-	2,952,576
Taiwan	-	13,722,219	-	13,722,219
United Kingdom	-	3,116,077	-	3,116,077
Foreign Rights
Australia	12,853	-	-	12,853
Foreign Preferred Stocks
Italy	-	1,044,293	-	1,044,293
Common Stocks
United States	1,004,132	973,937	-	1,978,069
Short-Term Investments	4,591,538	-	-	4,591,538
Securities Lending Collateral	2,878,145	-	-	2,878,145

Total Investments in Securities - Assets	$23,623,611	$111,346,862	$-	$134,970,473

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended April 30, 2024, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

April 30, 2024 (Unaudited)

	Shares	Fair Value

Australia - 0.51% (Cost $4,361,063)

Foreign Common Stocks - 0.51%
Rio Tinto PLCA	64,262	$4,379,347

Belgium - 1.84%

Foreign Common Stocks - 1.84%
Anheuser-Busch InBev SAA	84,483	5,058,739
KBC Group NVA	62,414	4,635,240
UCB SAA B	45,102	5,977,187

Total Foreign Common Stocks		15,671,166

Total Belgium (Cost $12,967,757)		15,671,166

Brazil - 0.44% (Cost $2,440,719)

Foreign Common Stocks - 0.44%
ERO Copper Corp.B C	185,771	3,787,885

Canada - 2.11%

Foreign Common Stocks - 2.11%
Canadian Pacific Kansas City Ltd.B	55,796	4,377,269
Gildan Activewear, Inc.	115,282	3,996,119
Linamar Corp.B	97,458	4,589,549
Suncor Energy, Inc.	132,780	5,066,599

Total Foreign Common Stocks		18,029,536

Total Canada (Cost $16,456,995)		18,029,536

China/Hong Kong - 1.91%

Foreign Common Stocks - 1.91%
AIA Group Ltd.A	398,200	2,919,997
ESR Group Ltd.A D	1,331,600	1,458,054
Link REITA	336,400	1,449,902
Prudential PLCA	799,559	6,957,607
Techtronic Industries Co. Ltd.A	254,500	3,538,051

Total Foreign Common Stocks		16,323,611

Total China/Hong Kong (Cost $21,420,826)		16,323,611

Denmark - 0.30% (Cost $2,436,864)

Foreign Common Stocks - 0.30%
Carlsberg AS, Class BA	19,082	2,572,648

Finland - 0.79%

Foreign Common Stocks - 0.79%
Fortum OYJA B	211,055	2,779,607
Nordea Bank AbpA	336,896	3,921,270

Total Foreign Common Stocks		6,700,877

Total Finland (Cost $6,350,413)		6,700,877

France - 12.94%

Foreign Common Stocks - 12.94%
Air Liquide SAA	51,084	10,000,905
Airbus SEA	28,518	4,686,601
Alstom SAA B	438,231	6,926,358
Arkema SAA	35,679	3,681,234
AXA SAA	94,431	3,251,441
BNP Paribas SAA	95,338	6,818,043

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

April 30, 2024 (Unaudited)

	Shares	Fair Value

France - 12.94% (continued)

Foreign Common Stocks - 12.94% (continued)
Bureau Veritas SAA	150,593	$4,370,530
Capgemini SEA	19,414	4,078,802
Carrefour SAA B	164,762	2,775,301
Cie de Saint-Gobain SAA	25,751	2,030,729
Danone SAA	65,490	4,095,376
Eiffage SAA	88,215	9,414,980
Engie SAA	287,437	4,991,589
Kering SAA	18,373	6,340,534
Orange SAA	342,515	3,808,794
Pernod Ricard SAA	25,137	3,795,827
Rexel SAA	278,145	7,195,747
Teleperformance SEA C	96,742	9,558,315
Thales SAA	25,500	4,288,921
Valeo SEA	15,824	200,712
Verallia SAA D	122,639	4,723,126
Vinci SAA	21,566	2,524,076
Worldline SAA C D	80,536	833,791

Total Foreign Common Stocks		110,391,732

Total France (Cost $104,895,924)		110,391,732

Germany - 8.95%

Foreign Common Stocks - 8.45%
Allianz SEA	7,298	2,072,668
Bayerische Motoren Werke AGA	78,626	8,577,216
Continental AGA	123,358	8,005,883
Deutsche Telekom AGA	271,084	6,204,308
Infineon Technologies AGA	123,391	4,306,313
Lanxess AGA	115,887	3,279,111
Mercedes-Benz Group AGA	116,103	8,772,456
Merck KGaAA	29,539	4,694,735
MTU Aero Engines AGA	12,867	3,110,809
Rheinmetall AGA	5,002	2,759,582
RWE AGA	99,888	3,470,765
SAP SEA	56,695	10,265,151
Siemens AGA	11,869	2,226,454
Siemens Healthineers AGA D	77,677	4,318,818

Total Foreign Common Stocks		72,064,269

Foreign Preferred Stocks - 0.50%
Henkel AG & Co. KgaAA E	53,198	4,225,550

Total Germany (Cost $71,770,276)		76,289,819

Ireland - 1.21% (Cost $8,889,224)

Foreign Common Stocks - 1.21%
Smurfit Kappa Group PLCA	237,983	10,312,009

Israel - 0.28% (Cost $2,535,982)

Foreign Common Stocks - 0.28%
Wix.com Ltd.C	20,336	2,417,340

Italy - 3.07%

Foreign Common Stocks - 3.07%
Enel SpAA	1,066,089	7,021,188
Ryanair Holdings PLC, ADR	71,137	9,688,860

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

April 30, 2024 (Unaudited)

	Shares	Fair Value

Italy - 3.07% (continued)

Foreign Common Stocks - 3.07% (continued)
UniCredit SpAA B	257,134	$9,459,718

Total Foreign Common Stocks		26,169,766

Total Italy (Cost $18,094,577)		26,169,766

Japan - 10.10%

Foreign Common Stocks - 10.10%
Asics Corp.A	63,800	2,715,683
Bandai Namco Holdings, Inc.A	115,600	2,170,067
BayCurrent Consulting, Inc.A	103,500	2,205,596
Digital Garage, Inc.A	56,700	998,089
FANUC Corp.A	232,000	6,789,889
Fujitsu Ltd.A	159,500	2,451,616
Hitachi Ltd.A	58,700	5,405,188
Kokusai Electric Corp.A	101,500	2,698,541
MatsukiyoCocokara & Co.A	281,800	4,004,945
Murata Manufacturing Co. Ltd.A	272,200	4,952,950
Nippon Sanso Holdings Corp.A	127,600	3,782,630
Nitori Holdings Co. Ltd.A	25,900	3,462,651
Renesas Electronics Corp.A	551,933	9,094,234
Seven & i Holdings Co. Ltd.A	310,200	4,005,117
Shimadzu Corp.A	95,200	2,589,894
SUMCO Corp.A	853,100	12,786,567
Suzuki Motor Corp.A	428,700	4,987,372
Takeda Pharmaceutical Co. Ltd.A	132,500	3,491,173
Tokyo Electron Ltd.A	26,900	5,906,870
ZOZO, Inc.A	77,300	1,663,869

Total Foreign Common Stocks		86,162,941

Total Japan (Cost $80,846,086)		86,162,941

Netherlands - 6.05%

Foreign Common Stocks - 6.05%
Akzo Nobel NVA	84,646	5,597,154
Heineken NVA	14,775	1,438,488
ING Groep NVA	1,091,905	17,195,766
Koninklijke Philips NVA	297,394	7,939,236
NN Group NVA	226,930	10,462,254
Shell PLCA	253,275	9,024,125

Total Foreign Common Stocks		51,657,023

Total Netherlands (Cost $45,670,515)		51,657,023

Republic of Korea - 4.69%

Foreign Common Stocks - 4.69%
BGF retail Co. Ltd.A	15,944	1,504,730
Hana Financial Group, Inc.A	102,314	4,306,496
Hyundai Mobis Co. Ltd.A	34,978	5,745,201
LG Corp.A	64,437	3,652,824
LG Uplus Corp.A	433,287	3,077,636
Samsung Electronics Co. Ltd.A	368,889	20,417,305
SK Hynix, Inc.A	10,408	1,273,862

Total Foreign Common Stocks		39,978,054

Total Republic of Korea (Cost $34,231,169)		39,978,054

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

April 30, 2024 (Unaudited)

	Shares	Fair Value

Singapore - 1.18%

Foreign Common Stocks - 1.18%
DBS Group Holdings Ltd.A	183,351	$4,688,847
STMicroelectronics NVA B	57,192	2,260,520
United Overseas Bank Ltd.A	141,900	3,145,924

Total Foreign Common Stocks		10,095,291

Total Singapore (Cost $8,140,501)		10,095,291

Spain - 1.54%

Foreign Common Stocks - 1.54%
Aena SME SAA D	21,296	3,892,210
Amadeus IT Group SAA	46,562	2,954,321
Iberdrola SAA	178,318	2,190,770
Industria de Diseno Textil SAA	90,383	4,105,060

Total Foreign Common Stocks		13,142,361

Total Spain (Cost $10,571,050)		13,142,361

Sweden - 1.20%

Foreign Common Stocks - 1.20%
Assa Abloy AB, Class BA	48,195	1,283,409
Sandvik ABA B	252,490	5,068,596
Volvo Car AB, Class BA B C	1,230,970	3,867,569

Total Foreign Common Stocks		10,219,574

Total Sweden (Cost $11,097,937)		10,219,574

Switzerland - 2.60%

Foreign Common Stocks - 2.60%
ABB Ltd.A	108,422	5,257,705
Adecco Group AGA	246,228	8,598,557
Cie Financiere Richemont SA, Class AA	25,191	3,485,992
Julius Baer Group Ltd.A	27,717	1,492,575
Novartis AGA	34,753	3,356,825

Total Foreign Common Stocks		22,191,654

Total Switzerland (Cost $18,666,807)		22,191,654

United Kingdom - 22.76%

Foreign Common Stocks - 22.76%
3i Group PLCA	125,135	4,460,087
AstraZeneca PLCA	74,109	11,158,136
AstraZeneca PLC, ADR	130,642	9,913,115
Barclays PLCA	7,130,048	17,928,771
Barratt Developments PLCA	609,882	3,435,923
Berkeley Group Holdings PLCA	27,708	1,619,986
BP PLCA	2,221,500	14,370,395
British American Tobacco PLCA	568,339	16,657,316
Coca-Cola Europacific Partners PLCA	60,393	4,320,952
Compass Group PLCA	231,997	6,446,938
Diageo PLCA	187,652	6,470,893
JD Sports Fashion PLCA	976,282	1,390,743
Kingfisher PLCA	3,104,959	9,560,139
Legal & General Group PLCA	974,214	2,857,641
NatWest Group PLCA	654,457	2,464,901
Nomad Foods Ltd.	139,442	2,518,323
Reckitt Benckiser Group PLCA	300,580	16,767,272
RELX PLCA	68,806	2,830,596

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

April 30, 2024 (Unaudited)

	Shares	Fair Value

United Kingdom - 22.76% (continued)

Foreign Common Stocks - 22.76% (continued)
RELX PLCA	262,704	$10,797,524
Rentokil Initial PLCA	516,677	2,618,109
Rolls-Royce Holdings PLCA C	2,637,562	13,564,856
Segro PLCA	190,889	2,003,912
Standard Chartered PLCA	159,560	1,373,527
Taylor Wimpey PLCA	3,709,458	6,053,678
Unilever PLCA	145,574	7,525,374
WH Smith PLCA	171,511	2,357,515
Whitbread PLCA	48,279	1,895,244
WPP PLCA	1,081,314	10,870,749

Total Foreign Common Stocks		194,232,615

Total United Kingdom (Cost $176,753,012)		194,232,615

United States - 10.55%

Common Stocks - 10.55%
Aon PLC, Class A	17,380	4,901,334
Chubb Ltd.	13,364	3,322,825
Constellium SEC	70,103	1,380,328
CRH PLC	42,257	3,271,537
Experian PLCA	78,888	3,182,491
GSK PLCA	996,253	20,651,075
ICON PLCC	19,634	5,848,576
Roche Holding AGA	101,853	24,367,245
Sanofi SAA	172,322	16,990,341
Signify NVA D	222,088	6,090,518

Total Common Stocks		90,006,270

Total United States (Cost $97,855,526)		90,006,270

SHORT-TERM INVESTMENTS - 4.12% (Cost $35,120,984)

Investment Companies - 4.12%
American Beacon U.S. Government Money Market Select Fund, 5.20%F G	35,120,984	35,120,984

SECURITIES LENDING COLLATERAL - 1.41% (Cost $12,020,173)

Investment Companies - 1.41%
American Beacon U.S. Government Money Market Select Fund, 5.20%F G	12,020,173	12,020,173

TOTAL INVESTMENTS - 100.55% (Cost $803,594,380)		857,872,676
LIABILITIES, NET OF OTHER ASSETS - (0.55%)		(4,668,273)

TOTAL NET ASSETS - 100.00%		$853,204,403

Percentages are stated as a percent of net assets.

A Security has been fair valued pursuant to the Manager’s procedures related to pricing that is not available after the close of exchange or the available price does not reflect the security’s true market value. At period end, the value of these securities amounted to $745,651,860 or 87.39% of net assets.

B All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at April 30, 2024 (Note 9).

C Non-income producing security.

D Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $21,316,517 or 2.50% of net assets. The Fund has no right to demand registration of these securities.

E A type of Preferred Stock that has no maturity date.

F 7-day yield.

G The Fund is affiliated by having the same investment advisor.

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

April 30, 2024 (Unaudited)

ADR - American Depositary Receipt.

PLC - Public Limited Company.

REIT - Real Estate Investment Trusts.

Long Futures Contracts Open on April 30, 2024:

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
ICE U.S. mini MSCI EAFE Index Futures	345	June 2024	$39,528,029	$39,114,375	$(413,654)

			$39,528,029	$39,114,375	$(413,654)

Index Abbreviations:
ICE	Intercontinental Exchange.
MSCI EAFE	Morgan Stanley Capital International - Europe, Australasia, and Far East.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2024, the investments were classified as described below:

International Equity Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Common Stocks
Australia	$—	$4,379,347	$—	$4,379,347
Belgium	—	15,671,166	—	15,671,166
Brazil	3,787,885	—	—	3,787,885
Canada	18,029,536	—	—	18,029,536
China/Hong Kong	—	16,323,611	—	16,323,611
Denmark	—	2,572,648	—	2,572,648
Finland	—	6,700,877	—	6,700,877
France	—	110,391,732	—	110,391,732
Germany	—	72,064,269	—	72,064,269
Ireland	—	10,312,009	—	10,312,009
Israel	2,417,340	—	—	2,417,340
Italy	9,688,860	16,480,906	—	26,169,766
Japan	—	86,162,941	—	86,162,941
Netherlands	—	51,657,023	—	51,657,023
Republic of Korea	—	39,978,054	—	39,978,054
Singapore	—	10,095,291	—	10,095,291
Spain	—	13,142,361	—	13,142,361
Sweden	—	10,219,574	—	10,219,574
Switzerland	—	22,191,654	—	22,191,654
United Kingdom	12,431,438	181,801,177	—	194,232,615
Foreign Preferred Stocks
Germany	—	4,225,550	—	4,225,550
Common Stocks
United States	18,724,600	71,281,670	—	90,006,270
Short-Term Investments	35,120,984	—	—	35,120,984
Securities Lending Collateral	12,020,173	—	—	12,020,173

Total Investments in Securities - Assets	$112,220,816	$745,651,860	$—	$857,872,676

Financial Derivative Instruments - Liabilities
Futures Contracts	$(413,654)	$—	$—	$(413,654)

Total Financial Derivative Instruments - Liabilities	$(413,654)	$—	$—	$(413,654)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended April 30, 2024, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon FundsSM

Statements of Assets and Liabilities

April 30, 2024 (Unaudited)

	EAM International Small Cap Fund		International Equity Fund
Assets:
Investments in unaffiliated securities, at fair value†§		$127,500,790	$810,731,519
Investments in affiliated securities, at fair value‡		7,469,683	47,141,157
Foreign currency, at fair value^		177,733	67,362
Cash collateral held at broker for futures contracts		-	1,641,000
Dividends and interest receivable		301,465	4,071,476
Receivable for investments sold		3,441,238	211,007
Receivable for fund shares sold		16,505	639,653
Receivable for tax reclaims		1,286,310	5,248,096
Receivable for expense reimbursement (Note 2)		5,052	20,859
Prepaid expenses		40,641	104,699

Total assets		140,239,417	869,876,828

Liabilities:
Payable for investments purchased		2,308,847	2,138,511
Payable for fund shares redeemed		61,063	597,747
Cash due to broker for futures contracts		-	160,264
Management and sub-advisory fees payable (Note 2)		59,760	937,204
Service fees payable (Note 2)		-	28,092
Transfer agent fees payable (Note 2)		8,104	55,513
Payable upon return of securities loaned (Note 9)§		2,878,145	12,020,173
Custody and fund accounting fees payable		57,037	89,204
Professional fees payable		55,239	139,485
Trustee fees payable (Note 2)		494	5,837
Payable for prospectus and shareholder reports		16,540	62,800
Payable for variation margin from open futures contracts (Note 5)		-	412,891
Other liabilities		51,804	24,704

Total liabilities		5,497,033	16,672,425

Commitments and contingent liabilities (Note 2)

Net assets		$134,742,384	$853,204,403

Analysis of net assets:
Paid-in-capital		$114,573,680	$748,092,846
Total distributable earnings (deficits)A		20,168,704	105,111,557

Net assets		$134,742,384	$853,204,403

Shares outstanding at no par value (unlimited shares authorized):
R5 Class		402,893	18,777,110

Y Class		3,809,604	4,610,384

Investor Class		3,463,342	2,926,218

Advisor Class		N/A	711,102

A Class		N/A	587,248

C Class		N/A	154,946

R6 Class		N/A	17,839,895

Net assets:
R5 Class		$7,078,951	$349,039,473

Y Class		$66,644,076	$90,447,116

Investor Class		$61,019,357	$54,002,770

Advisor Class	$	N/A	$13,573,092

A Class	$	N/A	$10,783,486

C Class	$	N/A	$2,734,939

R6 Class	$	N/A	$332,623,527

Net asset value, offering and redemption price per share:
R5 Class		$17.57	$18.59

Y Class		$17.49	$19.62

Investor Class		$17.62	$18.45

Advisor Class	$	N/A	$19.09

A Class	$	N/A	$18.36

See accompanying notes

American Beacon FundsSM

Statements of Assets and Liabilities

April 30, 2024 (Unaudited)

	EAM International Small Cap Fund		International Equity Fund
A Class (offering price)	$	N/A	$19.48

C Class	$	N/A	$17.65

R6 Class	$	N/A	$18.64

† Cost of investments in unaffiliated securities		$113,181,290	$756,453,223
‡ Cost of investments in affiliated securities		$7,469,683	$47,141,157
§ Fair value of securities on loan		$16,403,763	$31,544,540
^ Cost of foreign currency		$178,464	$68,270

A	The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at period end.

See accompanying notes

American Beacon FundsSM

Statements of Operations

For the period ended April 30, 2024 (Unaudited)

	EAM International Small Cap Fund	International Equity Fund
Investment income:
Dividend income from unaffiliated securities (net of foreign taxes)†	$1,417,629	$12,048,008
Dividend income from affiliated securities (Note 2)	223,194	890,473
Interest income	-	29,206
Income derived from securities lending (Note 9)	17,733	63,016
Other income	137	229

Total investment income	1,658,693	13,030,932

Expenses:
Management and sub-advisory fees (Note 2)	512,360	2,642,754
Transfer agent fees:
R5 Class (Note 2)	1,635	77,439
Y Class (Note 2)	34,535	49,357
Investor Class	3,048	4,571
Advisor Class	-	901
A Class	-	2,277
C Class	-	1,701
R6 Class	-	19,969
Custody and fund accounting fees	98,041	168,641
Professional fees	50,399	98,889
Registration fees and expenses	26,871	57,605
Service fees (Note 2):
Investor Class	96,121	100,401
Advisor Class	-	17,013
A Class	-	7,432
C Class	-	1,549
Distribution fees (Note 2):
Advisor Class	-	16,970
A Class	-	13,014
C Class	-	13,855
Prospectus and shareholder report expenses	17,286	42,183
Trustee fees (Note 2)	6,402	44,281
Loan expense (Note 10)	585	3,829
Other expenses	11,073	121,958

Total expenses	858,356	3,506,589

Net fees waived and expenses (reimbursed) (Note 2)	(15,100)	(104,061)

Net expenses	843,256	3,402,528

Net investment income	815,437	9,628,404

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments in unaffiliated securitiesA	8,068,036	60,026,828
Commission recapture (Note 1)	-	(4)
Foreign currency transactions	(240,801)	(154,386)
Futures contracts	-	4,742,936
Change in net unrealized appreciation (depreciation) of:
Investments in unaffiliated securitiesB	12,632,109	67,983,987
Foreign currency transactions	4,122	(18,020)
Futures contracts	-	120,235

Net gain from investments	20,463,466	132,701,576

Net increase in net assets resulting from operations	$21,278,903	$142,329,980

† Foreign taxes	$227,652	$1,184,221

A	The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
B	The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

American Beacon FundsSM

Statements of Changes in Net Assets

	EAM International Small Cap Fund		International Equity Fund
	Six Months Ended April 30, 2024	Year Ended October 31, 2023	Six Months Ended April 30, 2024	Year Ended October 31, 2023
	(unaudited)		(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$815,437	$1,893,150	9,628,404	$26,845,048
Net realized gain (loss) from investments in unaffiliated securities, commission recapture, foreign currency transactions, and futures contracts	7,827,235	13,910,493	64,615,374	62,266,166
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities, foreign currency transactions, and futures contracts	12,636,231	13,890,740	68,086,202	182,309,583

Net increase in net assets resulting from operations	21,278,903	29,694,383	142,329,980	271,420,797

Distributions to shareholders:
Total retained earnings:
R5 Class	(138,937)	(284,205)	(20,300,284)	(19,840,233)
Y Class	(1,243,708)	(1,719,644)	(4,658,524)	(2,512,663)
Investor Class	(1,067,041)	(1,056,156)	(3,138,410)	(2,090,798)
Advisor Class	-	-	(617,707)	(304,447)
A Class	-	-	(525,588)	(188,613)
C Class	-	-	(119,521)	(48,919)
R6 Class	-	-	(17,067,264)	(8,756,091)

Net distributions to shareholders	(2,449,686)	(3,060,005)	(46,427,298)	(33,741,764)

Capital share transactions (Note 11):
Proceeds from sales of shares	9,114,620	31,413,470	67,577,932	291,643,278
Reinvestment of dividends and distributions	1,985,343	2,681,566	45,531,550	32,494,086
Cost of shares redeemed	(25,009,987)	(113,325,777)	(235,331,360)	(1,070,787,931)

Net (decrease) in net assets from capital share transactions	(13,910,024)	(79,230,741)	(122,221,878)	(746,650,567)

Net increase (decrease) in net assets	4,919,193	(52,596,363)	(26,319,196)	(508,971,534)

Net assets:
Beginning of period	129,823,191	182,419,554	879,523,599	1,388,495,133

End of period	$134,742,384	$129,823,191	$853,204,403	$879,523,599

See accompanying notes

American Beacon FundsSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as diversified, open-end management investment companies. As of April 30, 2024, the Trust consists of twenty-four active series, two of which are presented in this filing: American Beacon EAM International Small Cap Fund and American Beacon International Equity Fund (collectively, the “Funds” and each individually a “Fund”). The remaining twenty-two active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Manager is an indirect wholly-owned subsidiary of Resolute Topco, Inc. (“Topco”), which is owned primarily by various institutional investment funds that are managed by financial institutions and other investment advisory firms. No owner of Topco owns 25% or more of the outstanding equity or voting interests of Topco.

Effective December 29, 2023, the Manager underwent a change of control, which resulted in the termination of the Funds’ previous management and investment advisory agreements. The Board of Trustees (the “Board”) approved a new Management Agreement with the Manager and new Investment Advisory Agreements among the Manager, the sub-advisors and the Trust, on behalf of the Funds, that were effective on December 29, 2023. The new Management Agreement required approval by shareholders of the Funds, and shareholders approved the new Management Agreement at shareholder meetings held on November 17, 2023 for the EAM International Small Cap Fund and December 8, 2023 for the International Equity Fund.

Recently Adopted Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing London Inter-bank Offered Rate (“LIBOR”) or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06 Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848 which updates and clarifies ASU No. 2020-04. The amendments in this ASU defer the sunset date of Topic 848 from December 31, 2022, to December 31, 2024. Management expects these ASUs will not have a material impact on the Funds’ financial statements.

In June 2022, the FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820); Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which provides clarifying guidance that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. Management has concluded that the ASU will not have a material impact on the Funds’ financial statements.

American Beacon FundsSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

Class Disclosure

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors; however, not all of the Funds offer all classes. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors - sold directly or through intermediary channels.	$250,000
Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000
Investor Class	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500
Advisor Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrators.	$2,500
A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500
C Class	Retail investors who invest directly through a financial intermediary such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000
R6 Class	Large institutional retirement plan investors - sold through retirement plan sponsors.	None

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Tax reclaim accruals are automatically generated on accounting and custody systems at the time of the income event based on the tax databases maintained by the Funds’ custodian. Reconciliations are performed between custody and accounting systems to help ensure reclaim accruals are in line. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined based on specific lot identification.

American Beacon FundsSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

Central Securities Depositories Regulation (“CSDR”)

Effective February 1, 2022, the CSDR introduced new measures for the authorization and supervision of European Union Central Security Depositories and sets out to create a common set of prudential, organizational, and conduct of business standards at a European level. CSDR is designed to support securities settlement and operational aspects of securities settlement, including the provision of shorter settlement periods; mandatory buy-ins; and cash penalties, to prevent and address settlement fails. CSDR measures are aimed to prevent settlement fails by ensuring that all transaction details are provided to facilitate settlement, as well as further incentivizing timely settlement by imposing cash penalty fines and buy-ins. The Funds may be subject to pay cash penalties and may also receive cash penalties with certain counterparties in instances where there are settlement fails. At this time, management believes the adoption of CSDR will not have a material impact to the financial statements.

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses, and purchases and sales of investments are translated into U.S. dollars at the rate of the exchange prevailing on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and is reported with all other foreign currency gains and losses on the Funds’ Statements of Operations.

Distributions to Shareholders

The Funds distribute most or all of their net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income and distributions of realized net capital gains and net gains or losses from foreign currency transactions on an annual basis. The Funds do not have a fixed dividend rate and do not guarantee that they will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Funds may designate earnings and profits distributed to shareholders on the redemption of shares.

Commission Recapture

The Funds have established brokerage commission recapture arrangements with certain brokers or dealers. If the Funds’ investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Funds. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Funds. This amount is reported with the net realized gain (loss) in the Funds’ Statements of Operations, if applicable.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income and realized and unrealized gains and losses from investments of the Funds are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Funds. Expenses directly charged or attributable to a Fund will be paid from the assets of a Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Funds on a basis that the Trust’s Board deems fair and equitable, which may be based on the relative net assets of the Funds or nature of the services performed and relative applicability to the Funds.

American Beacon FundsSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2. Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Funds and the Manager are parties to a Management Agreement that obligates the Manager to provide the Funds with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of each Fund’s average daily net assets that is calculated and accrued daily according to the following schedules:

EAM International Small Cap Fund

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

International Equity Fund

First $15 billion	0.35%
Next $15 billion	0.325%
Next $30 billion	0.30%

The Trust, on behalf of the American Beacon International Equity Fund, and the Manager have entered into Investment Advisory Agreements with Causeway Capital Management LLC; Lazard Asset Management LLC; and American Century Investment Management Inc. pursuant to which the Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Fund’s average daily net assets.

The Trust, on behalf of the American Beacon EAM International Small Cap Fund, and the Manager have entered into an Investment Advisory Agreement with EAM Global Investors, LLC. pursuant to which the Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily according to the following schedule:

First $1 billion	0.40%
Next $1 billion	0.35%
Over $2 billion	0.325%

American Beacon FundsSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

The Management and Sub-Advisory Fees paid by the Funds for the period ended April 30, 2024 were as follows:

EAM International Small Cap Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$240,151
Sub-Advisory Fees	0.40%	272,209

Total	0.75%	$512,360

International Equity Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$1,550,873
Sub-Advisory Fees	0.25%	1,091,881

Total	0.60%	$2,642,754

As compensation for services provided by the Manager in connection with securities lending activities conducted by a Fund, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee of 10% of the net monthly investment income (the income earned in the form of interest, dividends and realized capital gains from the investment of cash collateral, plus any negative rebate fees paid by borrowers, less the rebate amount paid to borrowers as well as related expenses) and, with respect to collateral other than cash, a fee up to 10% of loan fees and demand premiums paid by borrowers. These fees are included in “Income derived from securities lending” and “Management and sub-advisory fees” on the Statements of Operations. During the period ended April 30, 2024, the Manager received securities lending fees of $2,441 and $7,465 for the securities lending activities of EAM International Small Cap Fund and International Equity Fund, respectively.

Distribution Plans

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the Advisor, A and C Classes of the Funds. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the Advisor and A Classes and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into a Service Plan that obligates the Manager to oversee additional shareholder servicing of the Investor, Advisor, A, and C Classes of the Funds. As compensation for performing the duties required under the Service Plan, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the A and C Classes, up to 0.25% of the average daily net assets of the Advisor Class, and up to 0.375% of the average daily net assets of the Investor Class of the Funds.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Funds and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. Certain services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’

American Beacon FundsSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

accounts were maintained directly by the Funds’ transfer agent. Accordingly, the Funds, pursuant to Board approval, have agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis. During the period ended April 30, 2024, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statements of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
EAM International Small Cap	$34,162
International Equity	111,166

As of April 30, 2024, the Funds owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statements of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
EAM International Small Cap	$5,736
International Equity	33,619

Investments in Affiliated Funds

The Funds may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Funds in connection with securities lending may also be invested in the USG Select Fund. The Funds listed below held the following shares with an April 30, 2024 fair value and dividend income earned from the investment in the USG Select Fund.

Affiliated Security	Type of Transaction	Fund	April 30, 2024 Shares/Principal	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Dividend Income	April 30, 2024 Fair Value
U.S. Government Money Market Select	Direct	EAM International Small Cap	$4,591,538	$-	$-	$223,194	$4,591,538
U.S. Government Money Market Select	Securities Lending	EAM International Small Cap	2,878,145	-	-	N/A	2,878,145
U.S. Government Money Market Select	Direct	International Equity	35,120,984	-	-	890,473	35,120,984
U.S. Government Money Market Select	Securities Lending	International Equity	12,020,173	-	-	N/A	12,020,173

The Funds and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended April 30, 2024, the Manager earned fees on the Funds’ direct investments and securities lending collateral investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund	Securities Lending Collateral Investments in USG Select Fund	Total
EAM International Small Cap	$4,273	$1,103	$5,376
International Equity	17,051	1,300	18,351

American Beacon FundsSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. When a fund liquidates portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to two days (or longer for certain foreign transactions). Redemption requests normally are satisfied on the next business day. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended April 30, 2024, the Fund did not utilize the credit facility.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the classes of the EAM International Small Cap Fund and R6 Class of the International Equity Fund, through December 31, 2025, to the extent that total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses) exceed the Funds’ expense cap. During the period ended April 30, 2024, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap					Expiration of Reimbursed Expenses
Fund	Class	11/1/2023 - 2/29/2024	3/1/2024 – 4/30/2024	Reimbursed Expenses	(Recouped) Expenses
EAM International Small Cap	R5	0.89%	0.89%	$7,570	$-		2026-2027
EAM International Small Cap	Y	N/A	1.10%	3,565	-		2026-2027
EAM International Small Cap	Investor	N/A	1.30%	3,965	-		2026-2027
International Equity	R6	0.69%	0.69%	104,061	(57,314	)*	2026-2027

*	This amount represents Recouped Expenses from prior fiscal years and is reflected in Other expenses on the Statements of Operations.

Of the above amounts, $5,052 and $20,859 were disclosed as a Receivable for expense reimbursement on the Statements of Assets and Liabilities at April 30, 2024 for the EAM International Small Cap Fund and International Equity Fund, respectively.

The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of contractual or voluntary fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Funds for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Funds’ annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2026 and 2027. The Funds did not record a liability for potential contingent reimbursements

American Beacon FundsSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

due to the current assessment that reimbursements are uncertain. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
EAM International Small Cap	$-	$2,181	$604	2023-2024
EAM International Small Cap	-	1,783	-	2024-2025
EAM International Small Cap	-	23,655	-	2025-2026
International Equity	54,858	-	-	2023-2024
International Equity	2,456	67,664	-	2024-2025
International Equity	-	241,021	-	2025-2026

Sales Commissions

The Funds’ Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of A Class sales charges from broker dealers which may be used to offset distribution related expenses. During the period ended April 30, 2024, RID collected $333 for International Equity Fund from the sale of A Class Shares. The EAM International Small Cap Fund does not offer A Class Shares.

A CDSC of 0.50% will be deducted with respect to A Class Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the A Class Shares redeemed. During the period ended April 30, 2024, there were no CDSC fees collected for the A Class Shares of the International Equity Fund.

A CDSC of 1.00% will be deducted with respect to C Class Shares of the International Equity Fund Shares redeemed within 12 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the C Class Shares redeemed. During the period ended April 30, 2024, there were no CDSC fees collected for the C Class Shares of International Equity Fund. The EAM International Small Cap Fund does not offer C Class Shares.

Trustee Fees and Expenses

As compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $140,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit and Compliance Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For her service as Board Chair, Ms. Cline receives an additional annual retainer of $50,000. Although she attends several committee meetings at each quarterly Board meeting, she receives only a single $2,500 fee each quarter for her attendance at the Audit and Compliance Committee and Investment Committee meetings. The chairpersons of the Audit and Compliance Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

American Beacon FundsSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

3. Security Valuation and Fair Value Measurements

The price of each Fund’s shares is based on its net asset value (“NAV”) per share. Each Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of a Fund’s shares is determined based on a pro rata allocation of a Fund’s investment income, expenses and total capital gains and losses. A Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, a Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Funds do not price their shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when a Fund is not open for business, which may result in the value of a Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When a Fund holds securities or other assets that are denominated in a foreign currency, a Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of a Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Funds may fair value securities as a result of significant events occurring after the close of the foreign markets in which a Fund invests as described below. In addition, the Funds may invest in illiquid securities requiring these procedures.

American Beacon FundsSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

A Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before a Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all a Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. A Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of a Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for the Funds.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, preferred securities and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

With respect to a Fund’s investments that do not have readily available market quotations, the Board has designated the Adviser as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). If market prices are not readily available or are deemed unreliable, the Valuation Designee

American Beacon FundsSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of a Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if a Fund were to sell the investment at approximately the time at which a Fund determines its NAV.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

OTC financial derivative instruments, such as forward foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

4. Securities and Other Investments

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

Depositary Receipts and U.S. Dollar-Denominated Foreign Stocks Traded on U.S. Exchanges

ADRs are U.S. dollar-denominated receipts issued generally by domestic banks and represent the deposit with the bank of a security of a foreign issuer. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers, and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Funds’ possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Funds may invest in unsponsored depositary receipts, the issuers of which are

American Beacon FundsSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Funds to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Foreign Securities

The Funds may invest in U.S. dollar-denominated and non-U.S. dollar denominated equity and debt securities of foreign issuers and foreign branches of U.S. banks, including negotiable certificates of deposit (“CDs”), bankers’ acceptances, and commercial paper. Foreign issuers are issuers organized and doing business principally outside the United States and include corporations, banks, non-U.S. governments, and quasi-governmental organizations. While investments in foreign securities may be intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political or social instability, nationalization, expropriation, or confiscatory taxation); the potentially adverse effects of unavailability of public information regarding issuers, different governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States; different laws and customs governing securities tracking; and possibly limited access to the courts to enforce the Funds’ rights as an investor.

Illiquid and Restricted Securities

Generally, an illiquid asset is an asset that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to Rule 22e-4 under the Act or as otherwise permitted or required by SEC rules and interpretations. Historically, illiquid securities have included securities that have not been registered under the Securities Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. These securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. A large institutional market exists for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. However, the fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

Limitations on resale may have an adverse effect on the marketability of portfolio securities, and a Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven calendar days. In addition, a Fund may get only limited information about an issuer, so it may be less able to predict a loss. A Fund also might have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC adopted Rule 144A under the Securities Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by a Fund qualify under Rule 144A and an institutional market develops for those securities, a Fund likely will be able to dispose of the securities without registering them under the Securities Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of a Fund’s illiquidity. The Manager or the Sub-Advisor, as applicable, may

American Beacon FundsSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the Securities Act permits the sale abroad of securities that are not registered for sale in the United States and includes a provision for U.S. investors, such as a Fund, to purchase such unregistered securities if certain conditions are met.

Securities sold in private placement offerings made in reliance on the “private placement” exemption from registration afforded by Section 4(a)(2) of the Securities Act and resold to qualified institutional buyers under Rule 144A under the Securities Act (“Section 4(a)(2) securities”) are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as a Fund, that agree they are purchasing the securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(a)(2) securities normally are resold to other institutional investors through or with the assistance of the issuer or dealers that make a market in the Section 4(a)(2) securities, thus providing liquidity. The Manager and the sub-advisor will carefully monitor a Fund’s investments in Section 4(a)(2) securities offered and sold under Rule 144A, focusing on such important factors, among others, as valuation, liquidity, and availability of information. Investments in Section 4(a)(2) securities could have the effect of reducing a Fund’s liquidity to the extent that qualified institutional buyers no longer wish to purchase these restricted securities.

Restricted securities outstanding during the period ended April 30, 2024 are disclosed in the Notes to the Schedules of Investments.

Other Investment Company Securities and Exchange-Traded Products

The Funds may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies (“BDCs”), ETFs, unit investment trusts, and other investment companies of the Trust. The Funds may invest in securities of an investment company advised by the Manager or the Sub-Advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, the Funds’ shareholders indirectly will bear the Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Funds’ shareholders directly bear in connection with the Funds’ own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Funds in their Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

The Funds can invest free cash balances in registered open-end investment companies regulated as money market funds under the Act, to provide liquidity or for defensive purposes. The Funds could invest in money market funds rather than purchasing individual short-term investments. If the Funds invest in money market funds, shareholders will bear their proportionate share of the expenses, including for example, advisory and administrative fees, of the money market funds in which the Funds invest, including advisory fees charged by the Manager to any applicable money market funds advised by the Manager.

Preferred Stock

Preferred stock blends the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer’s growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend is typically set at a fixed annual rate, in some circumstances it can be variable, changed or omitted by the issuer. Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as credit risk, interest rate risk, potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

American Beacon FundsSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

5. Financial Derivative Instruments

The Funds may utilize derivative instruments to gain market exposure on cash balances to hedge foreign currency exposure or reduce market exposure in anticipation of liquidity needs. When considering the Funds’ use of derivatives, it is important to note that the Funds do not use derivatives for the purpose of creating financial leverage.

Forward Foreign Currency Contracts

The Funds may enter into forward foreign currency contracts to hedge the exchange rate risk on investment transactions or to hedge the value of the Funds’ securities denominated in foreign currencies. Forward foreign currency contracts are valued at the forward exchange rate prevailing on the day of valuation. The Funds may also use currency contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Funds bear the market risk that arises from changes in foreign exchange rates, and accordingly, the unrealized gain (loss) on these contracts is reflected in the accompanying financial statements. The Funds also bear the credit risk if the counterparty fails to perform under the contract.

During the period ended April 30, 2024, the International Equity Fund entered into forward foreign currency contracts primarily for hedging foreign currency fluctuations.

Futures Contracts

A futures contract is a contract to purchase or sell a particular security, or the cash value of an asset, such as securities, indices, or currencies, at a specified future date at a price agreed upon when the contract is made. Under many such contracts, no delivery of the actual underlying asset is required. Rather, upon the expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the asset (e.g., a security or an index) at expiration, net of the initial and variation margin that was previously paid. An equity index futures contract is based on the value of an underlying index. A Fund may, from time to time, use futures positions to equitize cash and expose its portfolio to changes in securities prices or index prices. This can magnify gains and losses in a Fund. A Fund also may have to sell assets at inopportune times to satisfy its settlement or collateral obligations. The risks associated with the use of futures contracts also include that there may be an imperfect correlation between the changes in market value of the prices of futures contracts and the assets underlying such contracts and that there may not be a liquid secondary market for a futures contract.

During the period ended April 30, 2024, the International Equity Fund entered into futures contracts primarily for exposing cash to markets.

The Fund’s average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of futures contracts. For the purpose of this disclosure, volume is measured by contracts outstanding at each quarter end.

Average Futures Contracts Outstanding
Fund	Period Ended April 30, 2024
International Equity	373

The following is a summary of the fair valuations of the Funds’ derivative instruments categorized by risk exposure(1):

International Equity Fund

Fair values of financial instruments on the Statements of Assets and Liabilities as of April 30, 2024:

	Derivatives not accounted for as hedging instruments

Liabilities:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Payable for variation margin from open futures contracts	$-	$-	$-	$-	$(413,654)	$(413,654)

American Beacon FundsSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

The effect of financial derivative instruments on the Statements of Operations as of April 30, 2024:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$-	$-	$-	$-	$4,742,936	$4,742,936

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$-	$-	$-	$-	$120,235	$120,235

(1) See Note 3 in the Notes to Financial Statements for additional information.

(2) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

Master Agreements

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery or sale-buyback financing transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Offsetting Assets and Liabilities

The Funds are parties to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Funds employ multiple money managers and counterparties and have elected not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, April 30, 2024.

EAM International Small Cap Fund

	Remaining Contractual Maturity of the Agreements As of April 30, 2024
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$2,878,145	$-	$-	$-	$2,878,145

Total Borrowings	$2,878,145	$-	$-	$-	$2,878,145

Gross amount of recognized liabilities for securities lending transactions					$2,878,145

(1) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

International Equity Fund

Offsetting of Financial and Derivative Assets as of April 30, 2024:
	Assets	Liabilities
Futures Contracts(1)	$-	$413,654

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$-	$413,654

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$-	$(413,654)

American Beacon FundsSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

	Remaining Contractual Maturity of the Agreements As of April 30, 2024
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$12,020,173	$-	$-	$-	$12,020,173

Total Borrowings	$12,020,173	$-	$-	$-	$12,020,173

Gross amount of recognized liabilities for securities lending transactions					$12,020,173

6. Principal Risks

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Counterparty Risk

The Funds are subject to the risk that a party or participant to a transaction, such as a broker or derivative counterparty, will be unwilling or unable to satisfy its obligation to make timely principal, interest or settlement payments or to otherwise honor its obligations to the Funds. As a result the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty.

Some of the markets in which the Funds may effect derivative transactions are OTC or “interdealer” markets. The participants in such markets are typically not subject to credit evaluation and regulatory oversight to the same extent as are members of “exchange-based” markets. This exposes the Funds to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a credit or liquidity problem with the counterparty and the recent turbulence in the financial markets highlights the importance of being aware of counterparty risk resulting from OTC derivative transactions. The Funds are subject to the risk that a party or participant to a transaction, such as a broker or derivative counterparty, will be unwilling or unable to satisfy its obligation to make timely principal, interest or settlement payments or to otherwise honor its obligations to the Funds. As a result, the Funds may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Funds to greater losses in the event of a default by a counterparty.

Credit Risk

The Funds are subject to the risk that the issuer or guarantor of a debt security, or the counterparty to a derivatives contract or a loan will fail to make timely payment of interest or principal or otherwise honor its obligations or default completely. A decline in the credit rating of an individual security held by the Funds may have an adverse impact on its price and make it difficult for the Funds to sell it. Ratings represent a rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies might not always change their credit rating on an issuer or security in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. Credit risk is typically greater for securities with ratings that are below investment grade. Since the Funds can invest significantly in high-yield investments considered speculative in nature, this risk may be substantial.

Currency Risk

The Funds may have exposure to foreign currencies by making direct investments in non-U.S. currencies or in securities denominated in non-U.S. currencies, or by purchasing or selling forward currency exchange contracts in non-U.S. currencies. Foreign currencies may decline in value relative to the U.S. dollar, or, in the case of

American Beacon FundsSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

hedging positions, the U.S. dollar may decline in value relative to the currency being hedged, and thereby affect a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Funds’ investments in foreign currency denominated securities may reduce the returns of the Funds. Currency futures, forwards, options or swaps may not always work as intended, and in specific cases, the Funds may be worse off than if it had not used such instrument(s). There may not always be suitable hedging instruments available. Even where suitable hedging instruments are available, the Funds may choose to not hedge their currency risks.

Environmental, Social, and/or Governance Investing Risk

The use of environmental, social, and/or governance (“ESG”) considerations by a sub-advisor may cause a Fund to make different investments than funds that have a similar investment style but do not incorporate such considerations in their strategy. As with the use of any investment considerations involved in investment decisions, there is no guarantee that the use of any ESG investment considerations will result in the selection of issuers that will outperform other issuers or help reduce risk in a Fund. A Fund may underperform funds that do not incorporate these considerations.

Equity Investments Risk

Equity securities are subject to investment risk and market risk. The Funds’ investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, real REITs, depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Funds to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular depositary receipt or foreign stock.

Foreign Investing and Emerging Markets Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets. To the extent the Funds invest a significant portion of its assets in securities of a single country or region, it is more likely to be affected by events or conditions of that country or region. In addition, the economies and political environments of emerging market countries tend to be more unstable than those of developed countries, resulting in more volatile rates of return than the developed markets and substantially greater risk to investors. There may be very limited oversight of certain foreign banks or securities depositories that hold foreign securities and currency and the laws of certain countries may limit the

American Beacon FundsSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

ability to recover such assets if a foreign bank or depository or their agents goes bankrupt. When investing in emerging markets, the risks of investing in foreign securities are heightened. Emerging markets have unique risks that are greater than, or in addition to, investing in developed markets because emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities, resulting in increased volatility and limited liquidity for emerging market securities; trading suspensions; and delays and disruptions in securities settlement procedures. In addition, there may be less information available to make investment decisions and more volatile rates of return.

Forward Foreign Currency Contracts Risk

Forward foreign currency contracts, including non-deliverable forwards, are derivative instruments pursuant to a contract with a counterparty to pay a fixed price for an agreed amount of securities or other underlying assets at an agreed date or to buy or sell a specific currency at a future date at a price set at the time of the contract. The use of forward foreign currency contracts may expose the Funds to additional risks that it would not be subject to if it invested directly in the securities or currencies underlying the forward foreign currency contract.

Futures Contracts Risk

Futures contracts are derivative instruments where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. There may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes. There can be no assurance that any strategy used will succeed. There also can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that a Fund has previously bought or sold and this may result in the inability to close a futures contract when desired. Futures contracts may experience potentially dramatic price changes, which will increase the volatility of a Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract).

Market Risk

The Funds are subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect a Fund’s performance. Equity securities generally have greater price volatility than fixed-income securities, although under certain market conditions fixed-income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed-income and credit markets may negatively affect many issuers worldwide. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. The value of a security may decline due to adverse issuer-specific conditions, general market conditions unrelated to a particular issuer, or factors that affect a particular industry or industries. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole.

American Beacon FundsSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets, which may disrupt economies and markets and adversely affect the value of your investment. Changes in value may be temporary or may last for extended periods.

Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, including the U.S. presidential election, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Market Timing Risk

Funds that invest in high-yield, and, or have exposure to foreign securities through the derivatives it holds, are particularly subject to the risk of market timing activities. Frequent trading by Fund shareholders poses risks to other shareholders in the Funds, including (i) the dilution of the Funds’ NAV, (ii) an increase in the Funds’ expenses, and (iii) interference with the portfolio manager’s ability to execute efficient investment strategies. Because of specific securities in which the Funds may invest, it could be subject to the risk of market timing activities by shareholders. Some examples of these types of securities are high-yield and foreign securities. The limited trading activity of some high-yield securities may result in market prices that do not reflect the true market value of these securities. If a Fund trades foreign securities, it generally prices foreign securities using their closing prices from the foreign markets in which they trade, typically prior to the Funds’ calculation of its NAV. These prices may be affected by events that occur after the close of a foreign market but before the Funds price its shares. In such instances, the Funds may fair value high yield and foreign securities. However, some investors may engage in frequent short-term trading in the Funds to take advantage of any price differentials that may be reflected in the NAV of the Funds’ shares. While the Manager monitors trading in the Funds, there is no guarantee that it can detect all market timing activities.

Multiple Sub-Advisor Risk

The Manager may allocate the Funds’ assets among multiple sub-advisors, each of which is responsible for investing its allocated portion of the Funds’ assets. To a significant extent, the Funds’ performance will depend on the success of the Manager in allocating the Funds’ assets to sub-advisors and its selection and oversight of the sub-advisors. Because each sub-advisor manages its allocated portion of the Funds independently from another sub-advisor, the same security may be held in different portions of the Funds, or may be acquired for one portion of the Funds at a time when a sub-advisor to another portion deems it appropriate to dispose of the security from that other portion, resulting in higher expenses without accomplishing any net result in the Funds’ holdings. Similarly, under some market conditions, one sub-advisor may believe that temporary, defensive investments in short-term instruments or cash are appropriate when another sub-advisor believes continued exposure to the equity or debt markets is appropriate for its allocated portion of the Funds. Because each sub-advisor directs the trading for its own portion of the Funds, and does not aggregate its transactions with those of the other sub-advisors, the Funds may incur higher brokerage costs than would be the case if a single sub-adviser were managing the entire Fund. In addition, while the Manager seeks to allocate the Funds’ assets among the Funds’ sub-advisors in a manner that it believes is consistent with achieving the Funds’ investment objective(s), the Manager may be subject to potential conflicts of interest in allocating the Funds’ assets among sub-advisors, due to factors that could impact the Manager’s revenues and profits.

American Beacon FundsSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

Recent Market Events Risk

Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in a Fund may be increased. Deteriorating economic fundamentals may increase the risk of default or insolvency of particular issuers, negatively impact market value, increase market volatility, cause credit spreads to widen, reduce bank balance sheets and cause unexpected changes in interest rates. Any of these could cause an increase in market volatility, reduce liquidity across various sectors or markets or decrease confidence in the markets. Historical patterns of correlation among asset classes may break down in unanticipated ways during times of high volatility, disrupting investment programs and potentially causing losses.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks began to raise interest rates as part of their efforts to address rising inflation. It is difficult to accurately predict the pace at which interest rates may continue to increase, the timing, frequency or magnitude of any such increases, or when such increases might stop. Additionally, various economic and political factors could cause the Federal Reserve or another foreign central bank to change their approach in the future and such actions may result in an economic slowdown in the U.S. and abroad. Unexpected increases in interest rates could lead to market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets. Additionally, high public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty.

In March 2023, the shutdown of certain financial institutions in the U.S. and questions regarding the viability of other financial institutions raised economic concerns over disruption in the U.S. and global banking systems. There can be no certainty that the actions taken by the U.S. or foreign governments will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. and global banking systems.

Some countries, including the U.S., have in recent years adopted more protectionist trade policies. Slowing global economic growth; risks associated with a trade agreement between the United Kingdom and the European Union; the risks associated with ongoing trade negotiations with China; and the possibility of changes to some international trade agreements; political or economic dysfunction within some nations, including major producers of oil; and dramatic changes in commodity and currency prices could have adverse effects that cannot be foreseen at the present time.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities in the Middle East and between Russia and Ukraine, and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of a Fund and its investments or operations could be negatively impacted.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

Other Investment Companies Risk

To the extent that a Fund invests in shares of other registered investment companies, a Fund will indirectly bear the fees and expenses, including, for example, advisory and administrative fees, charged by those investment companies in addition to a Fund’s direct fees and expenses. If a Fund invests in other investment companies, a

American Beacon FundsSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

Fund may receive distributions of taxable gains from portfolio transactions by that investment company and may recognize taxable gains from transactions in shares of that investment company, which could be taxable to a Fund’s shareholders when distributed to them. A Fund must rely on the investment company in which it invests to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of a Fund’s investment may decline, adversely affecting a Fund’s performance. To the extent a Fund invests in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, a Fund is subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject. A Fund will be subject to the risks associated with investments in those companies, including but not limited to interest rate risk, credit risk and market risk.

Securities Lending Risk

A Fund may lend its portfolio securities to brokers, dealers and financial institutions in order to obtain additional income. Borrowers of a Fund’s securities provide collateral either in the form of cash, which a Fund reinvests in securities or in the form of non-cash collateral consisting of securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities. A Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. A Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to cover its payment to the borrower of a pre-negotiated fee or “rebate” for the use of that cash collateral in connection with the loan. A Fund could also lose money due to a decline in the value of non-cash collateral. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with a Fund’s ability to vote proxies or to settle transactions or could result in increased costs. Moreover, if the borrower becomes subject to insolvency or similar proceedings, a Fund could incur delays in its ability to enforce its rights in its collateral. There also is a risk that a borrower may default on its obligation to return loaned securities at a time when the value of a Fund’s collateral is inadequate. Although a Fund’s securities lending agent may indemnify a Fund against that risk, it is also possible that the securities lending agent will be unable to satisfy its indemnification obligations. In any case in which the loaned securities are not returned to a Fund before an ex-dividend date, whether or not due to a default by the borrower, the payment in lieu of the dividend that a Fund receives from the securities’ borrower would not be treated as a dividend for federal income tax purposes and thus would not qualify for treatment as “qualified dividend income.”

Valuation Risk

This is the risk that a Fund has valued a security at a price different from the price at which it can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid or which may become illiquid and for securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market conditions make it difficult to value certain investments, a Fund may value these investments using more subjective methods, such as fair-value methodologies. Investors who purchase or redeem Fund shares on days when a Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received if the Fund had not fair-valued the securities or had used a different valuation methodology. The value of foreign securities, certain fixed-income securities and currencies, as applicable, may be materially affected by events after the close of the markets on which they are traded, but before a Fund determines its NAV. A Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third-party service providers, such as pricing services or accounting agents.

7. Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

American Beacon FundsSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

The Funds do not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended October 31, 2023 remain subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

As of April 30, 2024, the tax cost for each Fund and their respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
EAM International Small Cap	$120,871,020	$16,654,608	$(2,634,037)	$14,020,571
International Equity	820,610,726	91,183,485	(54,118,611)	37,064,874

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses

As of October 31, 2023, the Funds had the following capital loss carryforwards:

Fund	Short-Term Capital Loss Carryforwards	Long-Term Capital Loss Carryforwards
EAM International Small Cap	$1,874,352	$-
International Equity	-	-

8. Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended April 30, 2024 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Sales (non-U.S. Government Securities)
EAM International Small Cap	$183,106,221	$189,322,754
International Equity	185,529,538	328,710,244

A summary of the Funds’ transactions in the USG Select Fund for the period ended April 30, 2024 were as follows:

Fund	Type of Transaction	October 31, 2023 Shares/Fair Value	Purchases	Sales	April 30, 2024 Shares/Fair Value
EAM International Small Cap	Direct	$13,732,959	$51,685,051	$60,826,472	$4,591,538
EAM International Small Cap	Securities Lending	258,291	19,068,217	16,448,363	2,878,145
International Equity	Direct	38,723,902	271,259,540	274,862,458	35,120,984
International Equity	Securities Lending	171,336	28,793,406	16,944,569	12,020,173

American Beacon FundsSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

9. Securities Lending

The Funds may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Funds’ Schedule of Investments and the collateral is shown on the Statements of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Funds, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend.

Securities lending transactions pose certain risks to the Funds, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of April 30, 2024, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Fair Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
EAM International Small Cap	$16,403,763	$2,878,145	$14,683,959	$17,562,104
International Equity	31,544,540	12,020,173	21,681,662	33,701,835

Cash collateral is listed on the Funds’ Schedules of Investments and is shown on the Statements of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statements of Operations.

Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Funds’ Schedules of Investments or Statements of Assets and Liabilities.

American Beacon FundsSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

10. Borrowing Arrangements

Effective November 10, 2023 (the “Effective Date”), the Funds, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $100 million with interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed. Each of the Participating Funds paid a proportional amount of a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 8, 2024, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Committed Line was $100 million with an expiration date November 9, 2023.

On the Effective Date, the Funds, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $100 million with interest at a rate equal to the higher of (a) OBFR daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed on each outstanding loan. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 8, 2024, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Uncommitted Line was $100 million with an expiration date November 9, 2023.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Loan expense” on the Statements of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the period ended April 30, 2024, the Funds did not utilize these facilities.

11. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Funds:

	R5 Class
	Six Months Ended April 30, 2024		Year Ended October 31, 2023
	(unaudited)
EAM International Small Cap Fund	Shares	Amount	Shares	Amount
Shares sold	8,686	$150,383	312,073	$5,144,248
Reinvestment of dividends	8,451	138,937	19,386	284,204
Shares redeemed	(26,868)	(473,972)	(955,306)	(15,218,036)

Net (decrease) in shares outstanding	(9,731)	$(184,652)	(623,847)	$(9,789,584)

	Y Class
	Six Months Ended April 30, 2024		Year Ended October 31, 2023
	(unaudited)
EAM International Small Cap Fund	Shares	Amount	Shares	Amount
Shares sold	299,228	$5,101,427	1,240,162	$19,805,259
Reinvestment of dividends	55,611	911,458	98,686	1,446,738
Shares redeemed	(646,544)	(10,827,397)	(4,391,009)	(69,078,198)

Net (decrease) in shares outstanding	(291,705)	$(4,814,512)	(3,052,161)	$(47,826,201)

American Beacon FundsSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

	Investor Class
	Six Months Ended April 30, 2024		Year Ended October 31, 2023
	(unaudited)
EAM International Small Cap Fund	Shares	Amount	Shares	Amount
Shares sold	223,460	$3,862,810	401,029	$6,463,963
Reinvestment of dividends	56,629	934,948	64,362	950,624
Shares redeemed	(795,224)	(13,708,618)	(1,829,605)	(29,029,543)

Net (decrease) in shares outstanding	(515,135)	$(8,910,860)	(1,364,214)	$(21,614,956)

	R5 Class
	Six Months Ended April 30, 2024		Year Ended October 31, 2023
	(unaudited)
International Equity Fund	Shares	Amount	Shares	Amount
Shares sold	763,058	$13,893,078	6,600,545	$113,441,066
Reinvestment of dividends	1,101,966	19,912,533	1,212,447	18,950,544
Shares redeemed	(7,820,436)	(141,398,337)	(45,330,087)	(757,798,935)

Net (decrease) in shares outstanding	(5,955,412)	$(107,592,726)	(37,517,095)	$(625,407,325)

	Y Class
	Six Months Ended April 30, 2024		Year Ended October 31, 2023
	(unaudited)
International Equity Fund	Shares	Amount	Shares	Amount
Shares sold	373,994	$7,248,281	764,908	$14,044,424
Reinvestment of dividends	240,580	4,587,877	150,746	2,481,284
Shares redeemed	(986,175)	(19,057,347)	(2,296,912)	(41,098,087)

Net (decrease) in shares outstanding	(371,601)	$(7,221,189)	(1,381,258)	$(24,572,379)

	Investor Class
	Six Months Ended April 30, 2024		Year Ended October 31, 2023
	(unaudited)
International Equity Fund	Shares	Amount	Shares	Amount
Shares sold	85,126	$1,536,523	3,836,876	$66,690,147
Reinvestment of dividends	172,001	3,089,134	130,163	2,018,825
Shares redeemed	(1,191,263)	(21,375,032)	(5,876,228)	(104,841,162)

Net (decrease) in shares outstanding	(934,136)	$(16,749,375)	(1,909,189)	$(36,132,190)

	Advisor Class
	Six Months Ended April 30, 2024		Year Ended October 31, 2023
	(unaudited)
International Equity Fund	Shares	Amount	Shares	Amount
Shares sold	30,680	$574,006	144,782	$2,579,144
Reinvestment of dividends	33,225	617,326	18,959	304,294
Shares redeemed	(69,879)	(1,316,345)	(384,344)	(6,715,366)

Net (decrease) in shares outstanding	(5,974)	$(125,013)	(220,603)	$(3,831,928)

	A Class
	Six Months Ended April 30, 2024		Year Ended October 31, 2023
	(unaudited)
International Equity Fund	Shares	Amount	Shares	Amount
Shares sold	106,917	$1,935,468	284,959	$4,947,007
Reinvestment of dividends	29,150	520,904	12,062	186,717
Shares redeemed	(92,783)	(1,676,764)	(263,000)	(4,512,860)

Net increase in shares outstanding	43,284	$779,608	34,021	$620,864

American Beacon FundsSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

	C Class
	Six Months Ended April 30, 2024		Year Ended October 31, 2023
	(unaudited)
International Equity Fund	Shares	Amount	Shares	Amount
Shares sold	15,029	$261,853	33,973	$556,596
Reinvestment of dividends	6,898	118,845	3,264	48,699
Shares redeemed	(32,067)	(553,960)	(82,219)	(1,373,591)

Net (decrease) in shares outstanding	(10,140)	$(173,262)	(44,982)	$(768,296)

	R6 Class
	Six Months Ended April 30, 2024		Year Ended October 31, 2023
	(unaudited)
International Equity Fund	Shares	Amount	Shares	Amount
Shares sold	2,298,175	$42,128,723	5,124,430	$89,384,894
Reinvestment of dividends	920,802	16,684,931	543,022	8,503,723
Shares redeemed	(2,713,610)	(49,953,575)	(8,993,730)	(154,447,930)

Net increase (decrease) in shares outstanding	505,367	$8,860,079	(3,326,278)	$(56,559,313)

12. Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

American Beacon EAM International Small Cap FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Six Months Ended April 30, 2024		Year Ended October 31,						January 22, 2019C to October 31, 2019
			2023B		2022	2021		2020

	(unaudited)
Net asset value, beginning of period	$15.31		$13.47		$19.56	$15.58		$15.65	$14.78

Income (loss) from investment operations:
Net investment income	0.10		0.15	DE	0.20	0.60	F	0.03	0.21
Net gains (losses) on investments (both realized and unrealized)	2.50		1.96		(5.53)	3.50		0.29	0.66

Total income (loss) from investment operations	2.60		2.11		(5.33)	4.10		0.32	0.87

Less distributions:
Dividends from net investment income	(0.34)		(0.27)		(0.76)	(0.12)		(0.39)	–
Distributions from net realized gains	–		–		–	–		–	–

Total distributions	(0.34)		(0.27)		(0.76)	(0.12)		(0.39)	–

Net asset value, end of period	$17.57		$15.31		$13.47	$19.56		$15.58	$15.65

Total returnG	17.12	%H	15.75%		(28.31)%	26.38%		1.94%	5.89	%H

Ratios and supplemental data:
Net assets, end of period	$7,078,951		$6,316,496		$13,963,043	$20,907,091		$20,327,704	$37,138,368

Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.11	%I	1.21%		0.90%	0.92%		0.91%	0.93	%I
Expenses, net of reimbursements and/or recoupments	0.89	%I	0.89%		0.89%	0.91	%J	0.89%	0.89	%I
Net investment income, before expense reimbursements and/or recoupments	1.33	%I	0.63	%E	1.30%	3.14	%F	0.84%	2.18	%I
Net investment income, net of reimbursements and/or recoupments	1.55	%I	0.95	%E	1.31%	3.15	%F	0.86%	2.22	%I
Portfolio turnover rate	146	%H	292%		21%	34%		28%	35	%K

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B	On January 20, 2023 Tocqueville Asset Management LP was terminated and ceased managing assets of the Fund. On January 21, 2023, EAM Global Investors, LLC began managing assets of the Fund.
C	Commencement of operations.
D	Per share amounts have been calculated using the average shares method.
E	Net investment income includes a significant dividend payment from Keppel Corp, Ltd. amounting to $0.0312.
F	Net investment income includes a significant dividend payment from Vivendi SE amounting to $0.3366.
G

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

H	Not annualized.
I	Annualized.
J	Expense ratios may exceed stated expense caps in Note 2 in the Annual Shareholder report due to security lending expenses.
K	Portfolio turnover rate is for the period from January 22, 2019 through October 31, 2019 and is not annualized.

See accompanying notes

American Beacon EAM International Small Cap FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended April 30, 2024		Year Ended October 31,						January 22, 2019B to October 31, 2019
			2023A		2022	2021		2020

	(unaudited)
Net asset value, beginning of period	$15.24		$13.46		$19.54	$15.56		$15.64	$14.78

Income (loss) from investment operations:
Net investment income	0.04		0.20	CD	0.04	0.59	E	0.05	0.23
Net gains (losses) on investments (both realized and unrealized)	2.53		1.84		(5.36)	3.49		0.25	0.63

Total income (loss) from investment operations	2.57		2.04		(5.32)	4.08		0.30	0.86

Less distributions:
Dividends from net investment income	(0.32)		(0.26)		(0.76)	(0.10)		(0.38)	–
Distributions from net realized gains	–		–		–	–		–	–

Total distributions	(0.32)		(0.26)		(0.76)	(0.10)		(0.38)	–

Net asset value, end of period	$17.49		$15.24		$13.46	$19.54		$15.56	$15.64

Total returnF	16.98	%G	15.21%		(28.31)%	26.25%		1.84%	5.82	%G

Ratios and supplemental data:
Net assets, end of period	$66,644,076		$62,512,548		$96,269,149	$160,793,226		$136,563,697	$229,275,205

Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.17	%H	1.26%		0.95%	0.98%		0.99%	0.98	%H
Expenses, net of reimbursements and/or recoupments	1.16	%HJ	1.26%		0.95%	0.98%		0.99%	0.98	%H
Net investment income, before expense reimbursements and/or recoupments	1.27	%H	1.24	%D	1.21%	3.40	%E	0.78%	2.10	%H
Net investment income, net of reimbursements and/or recoupments	1.28	%H	1.24	%D	1.21%	3.40	%E	0.78%	2.10	%H
Portfolio turnover rate	146	%G	292%		21%	34%		28%	35	%I

A	On January 20, 2023 Tocqueville Asset Management LP was terminated and ceased managing assets of the Fund. On January 21, 2023, EAM Global Investors, LLC began managing assets of the Fund.
B	Commencement of operations.
C	Per share amounts have been calculated using the average shares method.
D	Net investment income includes a significant dividend payment from Keppel Corp, Ltd. amounting to $0.0439.
E	Net investment income includes a significant dividend payment from Vivendi SE amounting to $0.3834.
F

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

G	Not annualized.
H	Annualized.
I	Portfolio turnover rate is for the period from January 22, 2019 through October 31, 2019 and is not annualized.
J	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on February 29, 2024.

See accompanying notes

American Beacon EAM International Small Cap FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended April 30, 2024		Year Ended October 31,
			2023A		2022	2021		2020	2019

	(unaudited)
Net asset value, beginning of period	$15.33		$13.51		$19.59	$15.60		$15.61	$15.06

Income (loss) from investment operations:
Net investment income	0.26		0.48	B	0.65	0.76	C	0.25	0.40	D
Net gains (losses) on investments (both realized and unrealized)	2.31		1.55		(6.04)	3.29		0.01	0.34

Total income (loss) from investment operations	2.57		2.03		(5.39)	4.05		0.26	0.74

Less distributions:
Dividends from net investment income	(0.28)		(0.21)		(0.69)	(0.06)		(0.27)	(0.19)
Distributions from net realized gains	–		–		–	–		–	–

Total distributions	(0.28)		(0.21)		(0.69)	(0.06)		(0.27)	(0.19)

Net asset value, end of period	$17.62		$15.33		$13.51	$19.59		$15.60	$15.61

Total returnE	16.88	%F	15.06%		(28.49)%	26.01%		1.63%	5.03%

Ratios and supplemental data:
Net assets, end of period	$61,019,357		$60,994,147		$72,187,362	$180,324,267		$198,905,986	$355,423,059

Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.38	%G	1.46%		1.18%	1.20%		1.18%	1.29%
Expenses, net of reimbursements and/or recoupments	1.36	%GH	1.46%		1.18%	1.20%		1.18%	1.18%
Net investment income, before expense reimbursements and/or recoupments	1.05	%G	1.10	%B	1.03%	2.81	%C	0.63%	1.42%
Net investment income, net of reimbursements and/or recoupments	1.07	%G	1.10	%B	1.03%	2.81	%C	0.63%	1.53%
Portfolio turnover rate	146	%F	292%		21%	34%		28%	35%

A	On January 20, 2023 Tocqueville Asset Management LP was terminated and ceased managing assets of the Fund. On January 21, 2023, EAM Global Investors, LLC began managing assets of the Fund.
B	Net investment income includes a significant dividend payment from Keppel Corp, Ltd. amounting to $0.0406.
C	Net investment income includes a significant dividend payment from Vivendi SE amounting to $0.3074.
D	Net investment income per share is calculated using the ending balance prior to consideration or adjustment for permanent book-to-tax differences.
E

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

F	Not annualized.
G	Annualized.
H	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on February 29, 2024.

See accompanying notes

American Beacon International Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Six Months Ended April 30, 2024		Year Ended October 31,
			2023	2022	2021		2020B	2019

	(unaudited)
Net asset value, beginning of period	$16.72		$14.31	$20.31	$14.73		$18.06	$18.71

Income (loss) from investment operations:
Net investment income	0.27		0.56	0.39	0.45	C	0.36	0.55
Net gains (losses) on investments (both realized and unrealized)	2.58		2.28	(4.40)	5.43		(3.15)	0.34

Total income (loss) from investment operations	2.85		2.84	(4.01)	5.88		(2.79)	0.89

Less distributions:
Dividends from net investment income	(0.61)		(0.43)	(0.65)	(0.30)		(0.54)	(0.40)
Distributions from net realized gains	(0.37)		–	(1.34)	–		–	(1.14)

Total distributions	(0.98)		(0.43)	(1.99)	(0.30)		(0.54)	(1.54)

Net asset value, end of period	$18.59		$16.72	$14.31	$20.31		$14.73	$18.06

Total returnD	17.20	%E	20.09%	(21.69)%	40.18%		(16.04)%	5.94%

Ratios and supplemental data:
Net assets, end of period	$349,039,473		$413,488,011	$891,001,265	$1,329,626,349		$968,859,543	$1,499,867,401

Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.75	%F	0.79%	0.72%	0.73%		0.72%	0.73%
Expenses, net of reimbursements and/or recoupments	0.75	%F	0.79%	0.72%	0.73%		0.72%	0.73%
Net investment income, before expense reimbursements and/or recoupments	2.15	%F	2.30%	2.17%	2.31	%C	1.83%	2.93%
Net investment income, net of reimbursements and/or recoupments	2.15	%F	2.30%	2.17%	2.31	%C	1.83%	2.93%
Portfolio turnover rate	22	%E	46%	38%	41%		77%	36%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B

On January 29, 2020, Templeton Investment Counsel, LLC, was terminated and ceased managing assets of the Fund. On January 30, 2020, American Century Investment Management, Inc. began managing assets of the Fund.

C	Net investment income includes a significant dividend payment from Vivendi SE amounting to $0.0746.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.

See accompanying notes

American Beacon International Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended April 30, 2024		Year Ended October 31,
			2023	2022	2021		2020A	2019

	(unaudited)
Net asset value, beginning of period	$17.59		$15.03	$21.18	$15.36		$18.81	$19.42

Income (loss) from investment operations:
Net investment income	0.49		1.22	1.53	1.83	B	0.36	0.54
Net gains (losses) on investments (both realized and unrealized)	2.50		1.76	(5.74)	4.27		(3.28)	0.37

Total income (loss) from investment operations	2.99		2.98	(4.21)	6.10		(2.92)	0.91

Less distributions:
Dividends from net investment income	(0.59)		(0.42)	(0.60)	(0.28)		(0.53)	(0.38)
Distributions from net realized gains	(0.37)		–	(1.34)	–		–	(1.14)

Total distributions	(0.96)		(0.42)	(1.94)	(0.28)		(0.53)	(1.52)

Net asset value, end of period	$19.62		$17.59	$15.03	$21.18		$15.36	$18.81

Total returnC	17.17	%D	20.01%	(21.71)%	39.99%		(16.09)%	5.83%

Ratios and supplemental data:
Net assets, end of period	$90,447,116		$87,634,823	$95,663,172	$233,692,916		$659,159,857	$896,442,437

Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.81	%E	0.86%	0.81%	0.79%		0.80%	0.80%
Expenses, net of reimbursements and/or recoupments	0.81	%E	0.86%	0.81%	0.79%		0.80%	0.80%
Net investment income, before expense reimbursements and/or recoupments	2.18	%E	2.43%	2.03%	2.01	%B	1.77%	2.87%
Net investment income, net of reimbursements and/or recoupments	2.18	%E	2.43%	2.03%	2.01	%B	1.77%	2.87%
Portfolio turnover rate	22	%D	46%	38%	41%		77%	36%

A

On January 29, 2020, Templeton Investment Counsel, LLC, was terminated and ceased managing assets of the Fund. On January 30, 2020, American Century Investment Management, Inc. began managing assets of the Fund.

B	Net investment income includes a significant dividend payment from Vivendi SE amounting to $0.0243.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

American Beacon International Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended April 30, 2024		Year Ended October 31,
			2023	2022	2021		2020A	2019

	(unaudited)
Net asset value, beginning of period	$16.54		$14.16	$20.11	$14.57		$17.87	$18.52

Income (loss) from investment operations:
Net investment income	0.31		0.72	0.35	0.38	B	0.40	0.49
Net gains (losses) on investments (both realized and unrealized)	2.48		2.04	(4.37)	5.38		(3.22)	0.33

Total income (loss) from investment operations	2.79		2.76	(4.02)	5.76		(2.82)	0.82

Less distributions:
Dividends from net investment income	(0.51)		(0.38)	(0.59)	(0.22)		(0.48)	(0.33)
Distributions from net realized gains	(0.37)		–	(1.34)	–		–	(1.14)

Total distributions	(0.88)		(0.38)	(1.93)	(0.22)		(0.48)	(1.47)

Net asset value, end of period	$18.45		$16.54	$14.16	$20.11		$14.57	$17.87

Total returnC	17.01	%D	19.64%	(21.93)%	39.72%		(16.33)%	5.55%

Ratios and supplemental data:
Net assets, end of period	$54,002,770		$63,864,486	$81,694,109	$126,691,864		$92,817,287	$221,043,036

Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.06	%E	1.12%	1.07%	1.06%		1.07%	1.05%
Expenses, net of reimbursements and/or recoupments	1.06	%E	1.12%	1.07%	1.06%		1.07%	1.05%
Net investment income, before expense reimbursements and/or recoupments	1.79	%E	2.61%	1.84%	1.98	%B	1.35%	2.59%
Net investment income, net of reimbursements and/or recoupments	1.79	%E	2.61%	1.84%	1.98	%B	1.35%	2.59%
Portfolio turnover rate	22	%D	46%	38%	41%		77%	36%

A

On January 29, 2020, Templeton Investment Counsel, LLC, was terminated and ceased managing assets of the Fund. On January 30, 2020, American Century Investment Management, Inc. began managing assets of the Fund.

B	Net investment income includes a significant dividend payment from Vivendi SE amounting to $0.0785.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

American Beacon International Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Advisor Class
	Six Months Ended April 30, 2024		Year Ended October 31,
			2023	2022	2021		2020A	2019

	(unaudited)
Net asset value, beginning of period	$17.09		$14.62	$20.68	$14.94		$18.31	$18.93

Income (loss) from investment operations:
Net investment income	0.18		0.43	0.29	0.41	B	0.37	0.43
Net gains (losses) on investments (both realized and unrealized)	2.70		2.39	(4.46)	5.48		(3.29)	0.39

Total income (loss) from investment operations	2.88		2.82	(4.17)	5.89		(2.92)	0.82

Less distributions:
Dividends from net investment income	(0.51)		(0.35)	(0.55)	(0.15)		(0.45)	(0.30)
Distributions from net realized gains	(0.37)		–	(1.34)	–		–	(1.14)

Total distributions	(0.88)		(0.35)	(1.89)	(0.15)		(0.45)	(1.44)

Net asset value, end of period	$19.09		$17.09	$14.62	$20.68		$14.94	$18.31

Total returnC	16.96	%D	19.45%	(22.01)%	39.53%		(16.43)%	5.38%

Ratios and supplemental data:
Net assets, end of period	$13,573,092		$12,257,174	$13,706,977	$18,745,607		$16,387,094	$45,797,068

Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.22	%E	1.27%	1.20%	1.20%		1.20%	1.20%
Expenses, net of reimbursements and/or recoupments	1.22	%E	1.27%	1.20%	1.20%		1.20%	1.20%
Net investment income, before expense reimbursements and/or recoupments	1.80	%E	2.08%	1.67%	1.79	%B	1.34%	2.40%
Net investment income, net of reimbursements and/or recoupments	1.80	%E	2.08%	1.67%	1.79	%B	1.34%	2.40%
Portfolio turnover rate	22	%D	46%	38%	41%		77%	36%

A

On January 29, 2020, Templeton Investment Counsel, LLC, was terminated and ceased managing assets of the Fund. On January 30, 2020, American Century Investment Management, Inc. began managing assets of the Fund.

B	Net investment income includes a significant dividend payment from Vivendi SE amounting to $0.0709.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

American Beacon International Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended April 30, 2024		Year Ended October 31,
			2023	2022	2021		2020A	2019

	(unaudited)
Net asset value, beginning of period	$16.50		$14.13	$20.06	$14.55		$17.85	$18.50

Income (loss) from investment operations:
Net investment income	0.18		0.34	0.33	0.36	B	0.21	0.45
Net gains (losses) on investments (both realized and unrealized)	2.60		2.40	(4.36)	5.38		(3.04)	0.36

Total income (loss) from investment operations	2.78		2.74	(4.03)	5.74		(2.83)	0.81

Less distributions:
Dividends from net investment income	(0.55)		(0.37)	(0.56)	(0.23)		(0.47)	(0.32)
Distributions from net realized gains	(0.37)		–	(1.34)	–		–	(1.14)

Total distributions	(0.92)		(0.37)	(1.90)	(0.23)		(0.47)	(1.46)

Net asset value, end of period	$18.36		$16.50	$14.13	$20.06		$14.55	$17.85

Total returnC	16.98	%D	19.55%	(22.00)%	39.65%		(16.37)%	5.46%

Ratios and supplemental data:
Net assets, end of period	$10,783,486		$8,977,482	$7,205,251	$10,017,801		$9,512,972	$13,973,709

Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.14	%E	1.19%	1.14%	1.13%		1.13%	1.15%
Expenses, net of reimbursements and/or recoupments	1.14	%E	1.19%	1.14%	1.13%		1.13%	1.15%
Net investment income, before expense reimbursements and/or recoupments	1.89	%E	2.15%	1.80%	1.83	%B	1.35%	2.50%
Net investment income, net of reimbursements and/or recoupments	1.89	%E	2.15%	1.80%	1.83	%B	1.35%	2.50%
Portfolio turnover rate	22	%D	46%	38%	41%		77%	36%

A

On January 29, 2020, Templeton Investment Counsel, LLC, was terminated and ceased managing assets of the Fund. On January 30, 2020, American Century Investment Management, Inc. began managing assets of the Fund.

B	Net investment income includes a significant dividend payment from Vivendi SE amounting to $0.0643.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

American Beacon International Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended April 30, 2024		Year Ended October 31,
			2023	2022	2021		2020A	2019

	(unaudited)
Net asset value, beginning of period	$15.80		$13.53	$19.27	$13.99		$17.18	$17.84

Income (loss) from investment operations:
Net investment income	0.04		0.10	0.16	0.19	B	0.01	0.29
Net gains (losses) on investments (both realized and unrealized)	2.55		2.41	(4.14)	5.19		(2.86)	0.37

Total income (loss) from investment operations	2.59		2.51	(3.98)	5.38		(2.85)	0.66

Less distributions:
Dividends from net investment income	(0.37)		(0.24)	(0.42)	(0.10)		(0.34)	(0.18)
Distributions from net realized gains	(0.37)		–	(1.34)	–		–	(1.14)

Total distributions	(0.74)		(0.24)	(1.76)	(0.10)		(0.34)	(1.32)

Net asset value, end of period	$17.65		$15.80	$13.53	$19.27		$13.99	$17.18

Total returnC	16.49	%D	18.66%	(22.55)%	38.56%		(16.98)%	4.69%

Ratios and supplemental data:
Net assets, end of period	$2,734,939		$2,608,270	$2,842,235	$4,317,179		$3,431,934	$6,174,460

Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.94	%E	1.96%	1.89%	1.86%		1.86%	1.87%
Expenses, net of reimbursements and/or recoupments	1.94	%E	1.96%	1.89%	1.86%		1.86%	1.87%
Net investment income, before expense reimbursements and/or recoupments	1.04	%E	1.41%	1.08%	1.14	%B	0.61%	1.73%
Net investment income, net of reimbursements and/or recoupments	1.04	%E	1.41%	1.08%	1.14	%B	0.61%	1.73%
Portfolio turnover rate	22	%D	46%	38%	41%		77%	36%

A

On January 29, 2020, Templeton Investment Counsel, LLC, was terminated and ceased managing assets of the Fund. On January 30, 2020, American Century Investment Management, Inc. began managing assets of the Fund.

B	Net investment income includes a significant dividend payment from Vivendi SE amounting to $0.0667.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

American Beacon International Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	Six Months Ended April 30, 2024		Year Ended October 31,
			2023	2022	2021		2020A	2019

	(unaudited)
Net asset value, beginning of period	$16.77		$14.35	$20.35	$14.76		$18.08	$18.73

Income (loss) from investment operations:
Net investment income	0.23		0.40	0.41	0.45	B	0.39	0.51
Net gains (losses) on investments (both realized and unrealized)	2.63		2.46	(4.41)	5.44		(3.16)	0.39

Total income (loss) from investment operations	2.86		2.86	(4.00)	5.89		(2.77)	0.90

Less distributions:
Dividends from net investment income	(0.62)		(0.44)	(0.66)	(0.30)		(0.55)	(0.41)
Distributions from net realized gains	(0.37)		–	(1.34)	–		–	(1.14)

Total distributions	(0.99)		(0.44)	(2.00)	(0.30)		(0.55)	(1.55)

Net asset value, end of period	$18.64		$16.77	$14.35	$20.35		$14.76	$18.08

Total returnC	17.20	%D	20.15%	(21.62)%	40.20%		(15.93)%	5.98%

Ratios and supplemental data:
Net assets, end of period	$332,623,527		$290,693,353	$296,382,124	$397,732,934		$294,708,893	$179,802,437

Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.76	%E	0.77%	0.71%	0.71%		0.72%	0.70%
Expenses, net of reimbursements and/or recoupments	0.69	%E	0.69%	0.69%	0.70	%F	0.69%	0.66%
Net investment income, before expense reimbursements and/or recoupments	2.26	%E	2.54%	2.22%	2.30	%B	1.88%	3.09%
Net investment income, net of reimbursements and/or recoupments	2.33	%E	2.62%	2.24%	2.31	%B	1.91%	3.13%
Portfolio turnover rate	22	%D	46%	38%	41%		77%	36%

A

On January 29, 2020, Templeton Investment Counsel, LLC, was terminated and ceased managing assets of the Fund. On January 30, 2020, American Century Investment Management, Inc. began managing assets of the Fund.

B	Net investment income includes a significant dividend payment from Vivendi SE amounting to $0.0738.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Expense ratios may exceed stated expense caps in Note 2 in the Annual Shareholder report due to security lending expenses.

See accompanying notes

Delivery of Documents

Shareholder reports are available online at www.americanbeaconfunds.com/reports. Please be advised that reports are no longer sent by mail. Instead, the reports are made available online, and you will be notified by mail each time a report is posted online. You will be provided with a website link to access the report. You may elect to receive all future reports in paper free of charge. You can request to continue receiving paper copies by calling 1-866-345-5954, or you may directly inform your financial intermediary. Detailed instructions are also included in your report notifications.

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-PORT as of the end of each fiscal quarter. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. The Forms N-PORT may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-2736. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (800)-SEC-0330. A complete schedule of the Fund’s portfolio holdings is also available at www.americanbeaconfunds.com approximately twenty days after the end of each month.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT SS&C GIDS, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon EAM International Small Cap Fund and American Beacon International Equity Fund are service marks of American Beacon Advisors, Inc.

SAR 04/24

American Beacon®
FUNDS

# 2024 SEMI-ANNUAL REPORT

## April 30, 2024

GARCIA HAMILTON QUALITY BOND FUND

Garcia 0424

About American Beacon Advisors

Since 1986, American Beacon Advisors, Inc. has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

GARCIA HAMILTON QUALITY BOND FUND

The use of fixed-income securities entails interest rate and credit risks. Interest rate risk is the risk that debt securities will decrease in value with increases in market interest rates. Credit risk is the risk that the issuer of a bond will fail to make timely payment of interest or principal; and the decline in an issuer’s credit rating can cause the price of its bonds to go down. To the extent the Fund invests more heavily in particular sectors, its performance will be sensitive to factors affecting those sectors. Financial sector companies are heavily regulated and particularly sensitive to interest rate fluctuations. The Fund’s incorporation of environmental, social and/or governance (ESG) considerations in its investment strategy may cause it to underperform funds that do not incorporate these considerations. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

This report may contain information obtained from third parties, including ratings from credit rating agencies such as Standard & Poor’s. Reproduction and distribution of third-party content in any form is prohibited except with the prior written permission of the related third party. Third-party content providers do not guarantee the accuracy, completeness, timeliness or availability of any information, including ratings, and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such content. THIRD-PARTY CONTENT PROVIDERS GIVE NO EXPRESS OR IMPLIED WARRANTIES, INCLUDING, BUT NOT LIMITED TO, ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE. THIRD-PARTY CONTENT PROVIDERS SHALL NOT BE LIABLE FOR ANY DIRECT, INDIRECT, INCIDENTAL, EXEMPLARY, COMPENSATORY, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES, COSTS, EXPENSES, LEGAL FEES OR LOSSES (INCLUDING LOST INCOME OR PROFITS AND OPPORTUNITY COSTS OR LOSSES CAUSED BY NEGLIGENCE) IN CONNECTION WITH ANY USE OF THEIR CONTENT, INCLUDING RATINGS.

Credit ratings are statements of opinions and are not statements of fact or recommendations to purchase, hold or sell securities. They do not address the suitability of securities or the suitability of securities for investment purposes and should not be relied on as investment advice.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and the Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	April 30, 2024

Additional Fund Information	Back Cover

President’s Message

Dear Shareholders,

Will Rogers, the noted American humorist, actor, writer and cowboy, once said, “Even though you are on the right track – you will get run over if you just sit there.”

Just as roadmaps and timetables are important tools for choosing the best route when you travel, having a carefully considered investment plan may increase your likelihood of staying on track as you seek to preserve and grow your personal savings – and help ensure your risk exposure remains diversified across the global marketplace. With trusted financial professionals helping you make prudent adjustments to your investment portfolio, you may be better positioned to withstand the many obstacles you’re likely to encounter along life’s journey – especially during trying periods like today’s geopolitical turmoil and economic uncertainty.

At American Beacon, we endeavor to provide a broad range of disciplined investment strategies so that you may potentially reach your desired destination over the fullness of time. We are diligent in our oversight of the investment managers who serve as sub-advisors to our investment products. Since our firm’s inception as a pension fiduciary in 1986 and the launch of our first sub-advised, multi-manager mutual funds in 1987, we have continued expanding our innovative product offerings. And we are committed to applying a solutions-based, risk-managed approach in our pursuit of institutional wisdom while striving to generate earned alpha and enduring value.

Thank you for entrusting your financial future with American Beacon. For more information about our investment products or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gregory Stumm, CFA®, CAIA®

President

American Beacon Funds

1

American Beacon Garcia Hamilton Quality Bond FundSM

Performance Overview

April 30, 2024 (Unaudited)

The Investor Class of the American Beacon Garcia Hamilton Quality Bond Fund (the “Fund”) returned 5.38% for the six months ended April 30, 2024, outperforming the Bloomberg US Aggregate Bond Index (the “Index”) return of 4.97% for the same period.

Total Returns for the Period ended April 30, 2024

	Ticker	6 Mo*	1 Year	3 Year	5 Year	Since Inception (04/04/2016)
R5 Class (1,4)	GHQIX	5.16%	(3.84)%	(3.44)%	(0.88)%	0.00%
Y Class (1,4)	GHQYX	5.26%	(3.90)%	(3.52)%	(0.97)%	(0.09)%
Investor Class (1,4)	GHQPX	5.38%	(4.06)%	(3.72)%	(1.20)%	(0.34)%
R6 Class (1,3,4)	GHQRX	5.18%	(4.03)%	(3.48)%	(0.89)%	0.00%

Bloomberg US Aggregate Bond Index (2)		4.97%	(1.47)%	(3.54)%	(0.16)%	0.65%

*	Not Annualized.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of the date indicated and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A portion of the fees charged to each Class of the Fund has been waived since Fund inception. Performance prior to waiving fees was lower than the actual returns shown since inception.

2.

The Bloomberg US Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively, “Bloomberg”). Bloomberg or Bloomberg’s licensors, own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall not have any liability or responsibility for injury or damages arising in connection therewith. One cannot directly invest in an index.

3.

Fund performance for the since inception period represent the returns achieved by the R5 Class from 4/4/16 through 2/28/19, the inception date of the R6 Class, and the returns of the R6 Class since its inception. Expenses of the R6 Class are lower than the R5 Class. As a result, total returns shown may be lower than they would have been had the R6 Class been in existence since 4/4/16.

4.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the R5, Y, Investor, and R6 Class shares were 0.69%, 0.75%, 1.17%, and 0.65%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

2

American Beacon Garcia Hamilton Quality Bond FundSM

Performance Overview

April 30, 2024 (Unaudited)

The Fund outperformed during the period due primarily to its long duration as interest rates declined across the longer end of the yield curve. The Fund began the period with a duration of 6.6 years and ended at 7.5 years, as compared to 6.2 years for the Index. Within the Index, the 1-3 year maturity segment returned 2.5%, 5-7 year maturities returned 4.4% and 10+ year maturities returned 7.5% for the period.

Nearly all segments of the U.S. bond market, as reflected in the Index, reported positive results, with corporates producing the highest returns at 7.3%, agency mortgages at 5.3% and U.S. Treasuries at 3.5%.

The Fund maintained an underweight allocation to corporate bonds during the period as credit spreads approached the lower end of their historical range and did not appear to offer attractive relative value. Offsetting this underweight was an overweight position in agency-backed mortgages to take advantage of their attractive carry, low dollar prices and high quality. The Fund’s allocation to Treasuries was essentially neutral during the period. The corporate underweight detracted from performance as they produced the highest returns during the period.

Within credit quality, the lowest-rated issues in the Index produced the highest returns, with triple-A rated issues returning 3.8%, double-A at 4.2%, single-A at 6.8%, and triple-B at 7.9%. The Fund, however, maintained a higher quality (minimum of single-A rating), causing it to lag as its investment strategy focuses on protecting against adverse credit environments.

The primary components of the Fund’s strategy are to actively manage duration, sector allocation and yield-curve exposures based on top-down views of interest rates and other macroeconomic variables. The Fund invests in high-quality, low-volatility securities that provide the benefit of fixed income investing when investors need it most. No derivatives, leverage, foreign currency, or high-yield bonds are used in the strategy.

Top Ten Holdings (% Net Assets)
U.S. Treasury Notes, 3.500%, Due 2/15/2033		12.6
U.S. Treasury Notes, 1.875%, Due 2/15/2032		9.9
U.S. Treasury Bonds, 2.500%, Due 2/15/2045		6.5
U.S. Treasury Notes, 1.125%, Due 2/15/2031		4.6
Federal Home Loan Mortgage Corp., 4.000%, Due 11/1/2052		4.2
Federal Home Loan Mortgage Corp., 2.500%, Due 4/1/2052		4.1
Federal Home Loan Mortgage Corp., 4.000%, Due 10/1/2052		4.1
Federal Home Loan Mortgage Corp., 2.500%, Due 9/1/2042		4.0
Federal Home Loan Mortgage Corp., 2.500%, Due 3/1/2052		4.0
Federal National Mortgage Association, 3.000%, Due 5/1/2052		3.9

Total Fund Holdings	28

Sector Allocation (% Investments)
U.S. Agency Mortgage-Backed Obligations		49.2
U.S. Treasury Obligations		40.5
Financial		5.2
Communications		3.4
Technology		1.7

3

American Beacon Garcia Hamilton Quality Bond FundSM

Expense Examples

April 30, 2024 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, if applicable, and (2) ongoing costs, including management fees, distribution (12b-1) fees, sub-transfer agent fees, and other Fund expenses. The Examples are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from November 1, 2023 through April 30, 2024.

Actual Expenses

The “Actual” lines of the tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and R5 Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the tables provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and R5 Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund, such as sales charges (loads) or redemption fees, as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

4

American Beacon Garcia Hamilton Quality Bond FundSM

Expense Examples

April 30, 2024 (Unaudited)

American Beacon Garcia Hamilton Quality Bond Fund

	Beginning Account Value 11/1/2023	Ending Account Value 4/30/2024	Expenses Paid During Period 11/1/2023-4/30/2024*
R5 Class
Actual	$1,000.00	$1,051.60	$2.30
Hypothetical**	$1,000.00	$1,022.63	$2.26
Y Class
Actual	$1,000.00	$1,052.60	$2.60
Hypothetical**	$1,000.00	$1,022.33	$2.56
Investor Class
Actual	$1,000.00	$1,053.80	$4.24
Hypothetical**	$1,000.00	$1,020.74	$4.17
R6 Class
Actual	$1,000.00	$1,051.80	$2.09
Hypothetical**	$1,000.00	$1,022.83	$2.06

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.45%, 0.51%, 0.83%, and 0.41% for the R5, Y, Investor, and R6 Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (182) by days in the year (366) to reflect the half-year period.

**	5% return before expenses.

5

American Beacon Garcia Hamilton Quality Bond FundSM

Schedule of Investments

April 30, 2024 (Unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 10.19%

Communications - 3.34%

Media - 3.34%
Walt Disney Co., 3.800%, Due 3/22/2030	$8,950,000	$8,306,171

Financial - 5.20%

Banks - 5.20%
Bank of America Corp., 3.974%, Due 2/7/2030, (3 mo. USD Term SOFR + 1.472%)A	2,746,000	2,551,608
Citigroup, Inc., 3.980%, Due 3/20/2030, (3 mo. USD Term SOFR + 1.600%)A	2,585,000	2,393,692
JPMorgan Chase & Co., 2.739%, Due 10/15/2030, (3 mo. USD Term SOFR + 1.510%)A	4,885,000	4,234,251
Wells Fargo & Co., 4.478%, Due 4/4/2031, (3 mo. USD Term SOFR + 4.032%)A	4,030,000	3,784,324

		12,963,875

Total Financial		12,963,875

Technology - 1.65%

Computers - 1.65%
International Business Machines Corp., 3.500%, Due 5/15/2029	4,464,000	4,107,928

Total Corporate Obligations (Cost $28,191,014)		25,377,974

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 48.79%
Federal Home Loan Mortgage Corp., 4.000%, Due 2/1/2039	3,875,663	3,635,670
2.500%, Due 9/1/2042	11,885,763	9,926,553
2.500%, Due 3/1/2052	12,649,234	10,034,849
2.500%, Due 4/1/2052	12,975,909	10,288,649
3.000%, Due 5/1/2052	11,537,821	9,546,843
4.000%, Due 10/1/2052	11,485,803	10,280,008
4.000%, Due 11/1/2052	11,622,102	10,401,999

		64,114,571

Federal National Mortgage Association, 3.500%, Due 10/1/2039	5,091,618	4,599,723
3.000%, Due 7/1/2040B	6,408,424	5,570,284
3.000%, Due 8/1/2040B	4,200,737	3,665,836
4.000%, Due 6/1/2049B	6,730,683	6,103,499
2.500%, Due 11/1/2050	6,348,052	5,036,236
2.500%, Due 5/1/2051	8,054,481	6,380,132
3.000%, Due 5/1/2052	20,065,785	16,606,076
3.500%, Due 10/1/2052	10,999,920	9,500,757

		57,462,543

Total U.S. Agency Mortgage-Backed Obligations (Cost $130,769,049)		121,577,114

U.S. TREASURY OBLIGATIONS - 40.18%
U.S. Treasury Bonds,
3.750%, Due 8/15/2041	7,760,000	6,749,988
2.500%, Due 2/15/2045	23,500,000	16,112,187
2.500%, Due 5/15/2046	14,025,000	9,473,997
U.S. Treasury Notes,
1.125%, Due 2/15/2031	14,480,000	11,529,700
1.875%, Due 2/15/2032	30,330,000	24,780,558
3.500%, Due 2/15/2033	34,415,000	31,464,183

Total U.S. Treasury Obligations (Cost $108,892,924)		100,110,613

TOTAL INVESTMENTS - 99.16% (Cost $267,852,987)		247,065,701
OTHER ASSETS, NET OF LIABILITIES - 0.84%		2,092,034

TOTAL NET ASSETS - 100.00%		$249,157,735

See accompanying notes

6

American Beacon Garcia Hamilton Quality Bond FundSM

Schedule of Investments

April 30, 2024 (Unaudited)

Percentages are stated as a percent of net assets.

A Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on April 30, 2024.

B Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.

LIBOR - London Interbank Offered Rate.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

SOFR - Secured Overnight Financing Rate.

USD - United States Dollar.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2024, the investments were classified as described below:

Garcia Hamilton Quality Bond Fund	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$-	$25,377,974	$-	$25,377,974
U.S. Agency Mortgage-Backed Obligations	-	121,577,114	-	121,577,114
U.S. Treasury Obligations	-	100,110,613	-	100,110,613

Total Investments in Securities - Assets	$-	$247,065,701	$-	$247,065,701

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended April 30, 2024, there were no transfers into or out of Level 3.

See accompanying notes

7

American Beacon Garcia Hamilton Quality Bond FundSM

Statement of Assets and Liabilities

April 30, 2024 (Unaudited)

Assets:
Investments in unaffiliated securities, at fair value†	$247,065,701
Cash	1,497,561
Interest receivable	1,287,715
Receivable for fund shares sold	294,305
Receivable for expense reimbursement (Note 2)	52,540
Prepaid expenses	69,301

Total assets	250,267,123

Liabilities:
Payable for investments purchased	908,886
Payable for fund shares redeemed	21,057
Dividends payable	1,232
Management and sub-advisory fees payable (Note 2)	112,780
Service fees payable (Note 2)	908
Transfer agent fees payable (Note 2)	4,646
Custody and fund accounting fees payable	7,995
Professional fees payable	43,550
Trustee fees payable (Note 2)	1,737
Payable for prospectus and shareholder reports	5,841
Other liabilities	756

Total liabilities	1,109,388

Commitments and contingent liabilities (Note 2)

Net assets	$249,157,735

Analysis of net assets:
Paid-in-capital	$320,049,153
Total distributable earnings (deficits)A	(70,891,418)

Net assets	$249,157,735

Shares outstanding at no par value (unlimited shares authorized):
R5 Class	1,180,723

Y Class	1,967,936

Investor Class	353,805

R6 Class	26,751,670

Net assets:
R5 Class	$9,746,692

Y Class	$16,207,255

Investor Class	$2,922,948

R6 Class	$220,280,840

Net asset value, offering and redemption price per share:
R5 Class	$8.25

Y Class	$8.24

Investor Class	$8.26

R6 Class	$8.23

† Cost of investments in unaffiliated securities	$267,852,987
A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at period end.

See accompanying notes

8

American Beacon Garcia Hamilton Quality Bond FundSM

Statement of Operations

For the period ended April 30, 2024 (Unaudited)

Investment income:
Interest income	$5,391,494

Total investment income	5,391,494

Expenses:
Management and sub-advisory fees (Note 2)	712,047
Transfer agent fees:
R5 Class (Note 2)	495
Y Class (Note 2)	17,847
Investor Class	690
R6 Class	3,881
Custody and fund accounting fees	29,144
Professional fees	40,613
Registration fees and expenses	34,345
Service fees (Note 2):
Investor Class	3,327
Prospectus and shareholder report expenses	9,330
Trustee fees (Note 2)	13,031
Loan expense (Note 8)	3,437
Other expenses	18,102

Total expenses	886,289

Net fees waived and expenses (reimbursed) (Note 2)	(333,074)

Net expenses	553,215

Net investment income	4,838,279

Realized and unrealized gain (loss) from investments:
Net realized (loss) from:
Investments in unaffiliated securitiesA	(3,790,496)
Change in net unrealized appreciation of:
Investments in unaffiliated securitiesB	13,418,871

Net gain from investments	9,628,375

Net increase in net assets resulting from operations	$14,466,654

A The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
B The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

9

American Beacon Garcia Hamilton Quality Bond FundSM

Statement of Changes in Net Assets

	Six Months Ended April 30, 2024	Year Ended October 31, 2023
	(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$4,838,279	$10,907,666
Net realized (loss) from investments in unaffiliated securities	(3,790,496)	(13,497,511)
Change in net unrealized appreciation of investments in unaffiliated securities	13,418,871	2,948,027

Net increase in net assets resulting from operations	14,466,654	358,182

Distributions to shareholders:
Total retained earnings:
R5 Class	(192,104)	(1,870,733)
Y Class	(758,450)	(1,567,482)
Investor Class	(30,736)	(25,683)
R6 Class	(4,535,954)	(6,783,410)

Net distributions to shareholders	(5,517,244)	(10,247,308)

Capital share transactions (Note 9):
Proceeds from sales of shares	26,080,631	82,037,288
Reinvestment of dividends and distributions	5,498,156	9,615,714
Cost of shares redeemed	(56,381,669)	(173,589,366)

Net (decrease) in net assets from capital share transactions	(24,802,882)	(81,936,364)

Net (decrease) in net assets	(15,853,472)	(91,825,490)

Net assets:
Beginning of period	265,011,207	356,836,697

End of period	$249,157,735	$265,011,207

See accompanying notes

10

American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Fund, a series within the Trust, is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. As of April 30, 2024, the Trust consists of twenty-four active series, one of which is presented in this filing: American Beacon Garcia Hamilton Quality Bond Fund (the “Fund”). The remaining twenty-three active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Manager is an indirect wholly-owned subsidiary of Resolute Topco, Inc. (“Topco”), which is owned primarily by various institutional investment funds that are managed by financial institutions and other investment advisory firms. No owner of Topco owns 25% or more of the outstanding equity or voting interests of Topco.

Effective December 29, 2023, the Manager underwent a change of control, which resulted in the termination of the Fund’s previous management and investment advisory agreements. The Board of Trustees (the “Board”) approved a new Management Agreement with the Manager and a new Investment Advisory Agreement among the Manager, the sub-advisor and the Trust, on behalf of the Fund, that were effective on December 29, 2023. The new Management Agreement required approval by shareholders of the Fund, and shareholders approved the new Management Agreement at a shareholder meeting held on October 27, 2023.

Recently Adopted Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing London Inter-bank Offered Rate (“LIBOR”) or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06 Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848 which updates and clarifies ASU No. 2020-04. The amendments in this ASU defer the sunset date of Topic 848 from December 31, 2022, to December 31, 2024. Management expects these ASUs will not have a material impact on the Fund’s financial statements.

In June 2022, the FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820); Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which provides clarifying guidance that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. Management has concluded that the ASU will not have a material impact on the Fund’s financial statements.

11

American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

Class Disclosure

The Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

R6 Class	Large institutional retirement plan investors - sold through retirement plan sponsors.	None

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Fund in preparation of the financial statements. The Fund is considered an investment company and accordingly, follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Fund. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined based on specific lot identification.

Distributions to Shareholders

The Fund distributes most or all of its net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income on a monthly basis and distributions of realized net capital gains and net gains or losses from foreign currency transactions on an annual basis. The Fund does not have a fixed dividend rate and does not guarantee that it will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Fund may designate earnings and profits distributed to shareholders on the redemption of shares.

12

American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income and realized and unrealized gains and losses from investments of the Fund are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Fund. Expenses directly charged or attributable to the Fund will be paid from the assets of the Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Fund on a basis that the Trust’s Board deems fair and equitable, which may be based on the relative net assets of the Fund or nature of the services performed and relative applicability to the Fund.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2. Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Fund and the Manager are parties to a Management Agreement that obligates the Manager to provide the Fund with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of the Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

The Trust, on behalf of the Fund, and the Manager have entered into an Investment Advisory Agreement with Garcia Hamilton & Associates, L.P. (the “Sub-Advisor”) pursuant to which the Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Fund’s average daily net assets according to the following schedule:

First $1 billion	0.20%
Over $1 billion	0.15%

The Management and Sub-Advisory Fees paid by the Fund for the period ended April 30, 2024 were as follows:

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$453,121
Sub-Advisory Fees	0.20%	258,926

Total	0.55%	$712,047

13

American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

Distribution Plans

The Fund has adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no separate fees may be charged to the Fund for distribution purposes. However, the Plan authorizes the management fees received by the Manager and/or the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Fund does not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Fund shares.

Service Plans

The Manager and the Trust entered into a Service Plan that obligates the Manager to oversee additional shareholder servicing of the Investor Class of the Fund. As compensation for performing the duties required under the Service Plan, the Manager receives an annualized fee up to 0.375% of the average daily net assets of the Investor Class of the Fund.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Fund and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of its customers who hold positions in the Fund. Certain services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Fund’s transfer agent. Accordingly, the Fund, pursuant to Board approval, has agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis. During the period ended April 30, 2024, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statement of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
Garcia Hamilton Quality Bond	$16,797

As of April 30, 2024, the Fund owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statement of Assets and Liabilities:

Fund	Reimbursement Sub- Transfer Agent Fees
Garcia Hamilton Quality Bond	$1,524

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Fund, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for the fund. When the fund liquidates portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to two days (or longer for certain foreign transactions). Redemption requests normally are satisfied on the next business day. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities.

14

American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended April 30, 2024, the Fund borrowed $13,717,885 for 1 day at an interest rate of 6.14% with interest charges of $2,308. These amounts are recorded as “Other expenses” in the Statement of Operations.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the classes of the Fund, through December 31, 2025, to the extent that total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses) exceed the Fund’s expense cap. During the period ended April 30, 2024, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap				Expiration of Reimbursed Expenses
Fund	Class	11/1/2023 - 2/29/2024	3/1/2024 - 4/30/2024	Reimbursed Expenses	(Recouped) Expenses
Garcia Hamilton Quality Bond	R5	0.45%	0.45%	$10,520	$-	2026-2027
Garcia Hamilton Quality Bond	Y	0.51%	0.51%	43,809	-	2026-2027
Garcia Hamilton Quality Bond	Investor	0.83%	0.83%	2,547	-	2026-2027
Garcia Hamilton Quality Bond	R6	0.41%	0.41%	276,198	-	2026-2027

Of the above amounts, $52,540 was disclosed as a Receivable for expense reimbursement on the Statement of Assets and Liabilities at April 30, 2024.

The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of contractual or voluntary fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Fund’s annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2026 and 2027. The Fund did not record a liability for potential contingent reimbursements due to the current assessment that reimbursements are uncertain. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
Garcia Hamilton Quality Bond	$-	$440,822	$373,552	2023-2024
Garcia Hamilton Quality Bond	-	876,814	-	2024-2025
Garcia Hamilton Quality Bond	-	753,949	-	2025-2026

Trustee Fees and Expenses

As compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $140,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit and Compliance Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and

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Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For her service as Board Chair, Ms. Cline receives an additional annual retainer of $50,000. Although she attends several committee meetings at each quarterly Board meeting, she receives only a single $2,500 fee each quarter for her attendance at the Audit and Compliance Committee and Investment Committee meetings. The chairpersons of the Audit and Compliance Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

3. Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on the Fund’s Net Asset Value (“NAV”). The NAV of the Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Fund or class, by the total number of shares outstanding of the Fund or class.

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally at 4:00 p.m. Eastern Time, each day that the Exchange is open for business.

Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral.

Investments in open-end mutual funds are valued at the closing NAV per share of the mutual fund on the day of valuation.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value.

Other investments, including restricted securities and those financial instruments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value, as determined in good faith by the Manager’s Valuation Committee, pursuant to procedures established by the Board.

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Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

With respect to the Fund’s investments that do not have readily available market quotations, the Board has designated the Adviser as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of the Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that the Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

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4. Securities and Other Investments

Agency Mortgage-Backed Securities

Certain mortgage-backed securities (“MBS”) may be issued or guaranteed by the U.S. government or a government sponsored entity, such as the Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

Fixed-Income Investments

The Fund may hold debt, including government and corporate debt, and other fixed-income securities. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. For example, while securities with longer maturities tend to produce higher yields, they also tend to be more sensitive to changes in prevailing interest rates and are, therefore, more volatile than shorter-term securities and are subject to greater market fluctuations as a result of changes in interest rates. Fixed-income securities are also subject to credit risk, which is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. In addition, there is prepayment risk, which is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as MBS and ABS, may be prepaid by their issuers thereby reducing the amount of interest payments. This may result in the Fund having to reinvest its proceeds in lower yielding securities. Securities underlying MBS and ABS, which may include subprime mortgages, also may be subject to a higher degree of credit risk, valuation risk, and liquidity risk.

Mortgage-Backed Securities

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of the Fund’s portfolio at the time resulting in reinvestment risk.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed-income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Mortgage-Related and Other Asset-Backed Securities

The Fund may invest in mortgage or other ABS. These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed

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securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of the Fund’s MBS may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, the Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

Other Investment Company Securities and Other Exchange-Traded Products

The Fund may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies (“BDCs”), ETFs, unit investment trusts, and other investment companies of the Trust. The Fund may invest in securities of an investment company advised by the Manager or the Sub-Advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, the Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

U.S. Government Agency Securities

U.S. Government agency securities are issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the U.S. Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. U.S. Government securities bear fixed, floating or variable rates of interest. While the U.S. Government currently provides financial support to certain U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. U.S. Government securities include U.S. Treasury bills, notes and bonds, Federal Home Loan Bank (“FHLB”) obligations, Federal Farm Credit Bank (“FFCB”) obligations, U.S. Government agency obligations and repurchase agreements secured thereby. U.S. Government agency securities are subject to credit risk and interest rate risk.

U.S. Treasury Obligations

U.S. Treasury obligations include bills (initial maturities of one year or less), notes (initial maturities between two and ten years), and bonds (initial maturities over ten years) issued by the U.S. Treasury, Separately Traded Registered Interest and Principal component parts of such obligations (known as “STRIPS”) and inflation-indexed securities. The prices of these securities (like all debt securities) change between issuance and maturity in response to fluctuating market interest rates. U.S. Treasury obligations are subject to credit risk and interest rate risk.

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5. Principal Risks

Investing in the Fund may involve certain risks including, but not limited to, those described below.

Credit Risk

The Fund is subject to the risk that the issuer or guarantor of a debt security, or the counterparty to a derivatives contract or a loan will fail to make timely payment of interest or principal or otherwise honor its obligations or default completely. A decline in the credit rating of an individual security held by the Fund may have an adverse impact on its price and make it difficult for the Fund to sell it. Ratings represent a rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies might not always change their credit rating on an issuer or security in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. Credit risk is typically greater for securities with ratings that are below investment grade. Since the Fund can invest significantly in high-yield investments considered speculative in nature, this risk may be substantial.

Environmental, Social, and/or Governance Investing Risk

The use of environmental, social, and/or governance (“ESG”) considerations by the sub-advisor may cause the Fund to make different investments than funds that have a similar investment style but do not incorporate such considerations in their strategy. As with the use of any investment considerations involved in investment decisions, there is no guarantee that the use of any ESG investment considerations will result in the selection of issuers that will outperform other issuers or help reduce risk in the Fund. The Fund may choose not to, or may not be able to take advantage of certain investment opportunities due to these considerations, which may adversely affect performance. The Fund may underperform funds that do not incorporate these considerations.

Floating Rate Securities Risk

The coupons on certain fixed income securities in which the Fund may invest are not fixed and may fluctuate based upon changes in market rates. The coupon on a floating rate security is generally based on an interest rate such as a money-market index, LIBOR, Secured Overnight Financing Rate (“SOFR”), or a Treasury bill rate. Such securities are subject to interest rate risk and may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons. As short-term interest rates decline, the coupons on floating rate securities typically decrease. Alternatively, during periods of rising interest rates, changes in the coupons of floating rate securities may lag behind changes in market rates or may have limits on the maximum increases in the coupon rates. The value of floating rate securities may decline if their coupons do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Floating rate obligations are less effective than fixed rate obligations at locking in a particular yield and are subject to credit risk.

Interest Rate Risk

Generally, the value of investments with interest rate risk, such as fixed-income securities or derivatives, will move in the opposite direction to movements in interest rates. Factors including central bank monetary policy, rising inflation rates, and changes in general economic conditions may cause interest rates to rise, which could cause the value of the Fund’s investments to decline. Interest rates may rise, perhaps significantly and/or rapidly, potentially resulting in substantial losses to the Fund. Interest rate changes may have a more pronounced effect on the market value of fixed-rate instruments than on floating-rate instruments. The value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The prices of fixed-income securities or derivatives are also affected by their durations. Fixed-income securities or derivatives with longer durations generally have greater sensitivity to changes in interest rates. Rising interest

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rates may cause the value of the Fund’s investments with longer durations and terms to maturity to decline, which may adversely affect the value of the Fund. For example, if a bond has a duration of eight years, a 1% increase in interest rates could be expected to result in an 8% decrease in the value of the bond. An increase in interest rates can impact markets broadly as well. To the extent the Fund holds an investment with a negative interest rate to maturity, the Fund may generate a negative return on that investment.

Investment Risk

An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Liquidity Risk

When there is little or no active trading market for a specific type of security it can become more difficult to purchase or sell the securities at or near their perceived value. During such periods, certain investments held by the Fund may be difficult to sell or other investments may be difficult to purchase at favorable times or prices. As a result, the Fund may have to lower the price on certain securities that it is trying to sell, sell other securities instead or forgo an investment opportunity, any of which could have a negative effect on Fund management or performance. Redemptions by a few large investors in the Fund at such times may have a significant adverse effect on the Fund’s NAV per share and remaining Fund shareholders. In addition, the market-making capacity of dealers in certain types of securities has been reduced in recent years, in part as a result of structural and regulatory changes, such as fewer proprietary trading desks and increased regulatory capital requirements for broker-dealers. Further, many broker-dealers have reduced their inventory of certain debt securities. This could negatively affect the Fund’s ability to buy or sell debt securities and increase the related volatility and trading costs. The Fund may lose money if it is forced to sell certain investments at unfavorable prices to meet redemption requests or other cash needs.

Market Risk

The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Equity securities generally have greater price volatility than fixed-income securities, although under certain market conditions fixed-income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed-income and credit markets may negatively affect many issuers worldwide. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. The value of a security may decline due to adverse issuer-specific conditions, general market conditions unrelated to a particular issuer, or factors that affect a particular industry or industries. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole.

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets, which may disrupt economies and markets and adversely affect the value of your investment. Changes in value may be temporary or may last for extended periods.

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Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, including the U.S. presidential election, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Mortgage-Backed and Mortgage Related Securities Risk

Investments in mortgage-backed and mortgage-related securities are influenced by the factors affecting the mortgages underlying the securities or the housing market. Investments in mortgage-backed and mortgage-related securities also are subject to market risks for fixed-income securities, which include, but are not limited to, credit risk, interest rate risk, prepayment risk, extension risk, callable securities risk, and valuation risk. A decline in the credit quality of the issuers of mortgage-backed and mortgage-related securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to the Fund. These securities are also subject to the risk of default on the underlying mortgages, particularly during periods of market downturn, and an unexpectedly high rate of defaults on the underlying assets will adversely affect the security’s value.

Other Investment Companies Risk

The Fund may invest in shares of other registered investment companies, including money market funds that are advised by the Manager. To the extent that the Fund invests in shares of other registered investment companies, the Fund will indirectly bear the fees and expenses, including for example advisory and administrative fees, charged by those investment companies in addition to the Fund’s direct fees and expenses and will be subject to the risks associated with investments in those companies. For example, the Fund’s investments in money market funds are subject to interest rate risk, credit risk, and market risk. The Fund must rely on the investment company in which it invests to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. To the extent the Fund invests in other investment companies that invest in equity securities, fixed income securities and/or foreign securities, or that track an index, the Fund is subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject.

Prepayment and Extension Risk

When interest rates fall, borrowers will generally repay the loans that underlie certain debt securities, especially mortgage-related and other types of ABS, more quickly than expected, causing the issuer of the security to repay the principal prior to the security’s expected maturity date. The Fund may need to reinvest the proceeds at a lower interest rate, reducing its income. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates fall. If the Fund buys those securities at a premium, accelerated prepayments on those securities could cause the Fund to lose a portion of its principal investment. The impact of prepayments on the price of a security may be difficult to predict and may increase the security’s price volatility. Variable and floating rate securities may be less sensitive to prepayment risk. Extension risk is the risk that a decrease in prepayments may, as a result of higher interest rates or other factors, result in the extension of a security’s effective maturity, heighten interest rate risk and increase the potential for a decline in its price.

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Recent Market Events Risk

Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in the Fund may be increased.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks began to raise interest rates as part of their efforts to address rising inflation. It is difficult to accurately predict the pace at which interest rates may continue to increase, the timing, frequency or magnitude of any such increases, or when such increases might stop. Additionally, various economic and political factors could cause the Federal Reserve or another foreign central bank to change their approach in the future and such actions may result in an economic slowdown in the U.S. and abroad. Unexpected increases in interest rates could lead to market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets. Additionally, high public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty.

In March 2023, the shutdown of certain financial institutions in the U.S. and questions regarding the viability of other financial institutions raised economic concerns over disruption in the U.S. and global banking systems. There can be no certainty that the actions taken by the U.S. or foreign governments will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. and global banking systems.

Some countries, including the U.S., have in recent years adopted more protectionist trade policies. Slowing global economic growth; risks associated with a trade agreement between the United Kingdom and the European Union; the risks associated with ongoing trade negotiations with China; and the possibility of changes to some international trade agreements; political or economic dysfunction within some nations, including major producers of oil; and dramatic changes in commodity and currency prices could have adverse effects that cannot be foreseen at the present time.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities in the Middle East and between Russia and Ukraine, and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

Regulators in the U.S. have proposed and recently adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly-adopted regulations is not currently known. Additionally, it is not clear whether the proposed regulations will be adopted. However, due to the broad scope of the new and proposed regulations, certain changes could limit the Fund’s ability to pursue its investment strategies or make certain investments, or may make it more costly for the Fund to operate, which may impact performance.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

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Redemption Risk

The Fund may experience periods of high levels of redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. The sale of assets to meet redemption requests may create net capital gains, which could cause the Fund to have to distribute substantial capital gains. Redemption risk is heightened during periods of declining or illiquid markets. During periods of heavy redemptions, the Fund may borrow funds through the interfund credit facility or from a bank line of credit, which may increase costs. A rise in interest rates or other market developments may cause investors to move out of fixed-income securities on a large scale. Heavy redemptions could hurt the Fund’s performance.

Sector Risk

Sector risk is the risk associated with the Fund holding a significant amount of investments in similar businesses, which would be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of the equity and debt securities of companies in a particular sector of the market to change. To the extent a Fund has substantial holdings within a particular sector, the risks to the Fund associated with that sector increase. In addition, when a Fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the Fund were invested more evenly across sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The businesses that constitute a sector may all react the same way to economic, political or regulatory events. The Fund’s performance could also be affected if the sectors do not perform as expected. The lack of exposure to one or more sectors may adversely affect performance. As the Fund’s portfolio changes over time, the Fund’s exposure to a particular sector may become higher or lower.

U.S. Government Securities and Government-Sponsored Enterprises Risk

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Additionally, circumstances could arise that would prevent the payment of interest or principal. This could result in losses to the Fund. Investments in government-sponsored enterprises are debt obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association (‘‘Ginnie Mae’’); (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal Home Loan Bank and the Federal Farm Credit Banks; (iii) supported by the discretionary authority of the U.S. Government to purchase the agency obligations, such as those of Fannie Mae and Freddie Mac or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, to the extent the Fund held securities of such issuers, it might not be able to recover its investment from the U.S. Government. U.S. government securities and securities of government-sponsored entities are also subject to credit risk, interest rate risk and market risk. The rising U.S. national debt may lead to adverse impacts on the value of U.S. government securities due to potentially higher costs for the U.S. government to obtain new financing.

Variable and Floating Rate Securities Risk

The coupons on certain fixed-income securities in which the Fund may invest are not fixed and may fluctuate based upon changes in market rates. The coupon on a floating rate security is generally based on an interest rate such as a money-market index, SOFR, LIBOR or a Treasury bill rate. Such securities are subject to interest rate risk and may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons. As short-term interest rates decline, the coupons on variable and floating rate securities typically decrease. Alternatively, during

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periods of rising interest rates, changes in the coupons of variable and floating rate securities may lag behind changes in market rates or may have limits on the maximum increases in the coupon rates. The value of variable and floating rate securities may decline if their coupons do not rise as much, or as quickly, as interest rates in general. Conversely, variable and floating rate securities will not generally increase in value if interest rates decline. Variable and floating rate securities are less effective at locking in a particular yield and are subject to credit risk. Certain types of floating rate instruments may also be subject to greater liquidity risk than other debt securities.

6. Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

The Fund does not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended October 31, 2023 remain subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

As of April 30, 2024, the tax cost for the Fund and its respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation		Unrealized (Depreciation)		Net Unrealized Appreciation (Depreciation)
Garcia Hamilton Quality Bond	$269,867,706		$-		$(22,802,005)		$(22,802,005)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards retain their character as short-term and/or long-term and may be carried forward and applied against future realized capital gains with no expiration date.

As of October 31, 2023, the Fund had $27,179,271 short-term and $17,226,251 long-term capital loss carryforwards.

7. Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended April 30, 2024 were as follows:

Fund	Purchases (non-U.S. Government Securities)		Purchases of U.S. Government Securities	Sales (non-U.S. Government Securities)	Sales of U.S. Government Securities
Garcia Hamilton Quality Bond		$-	$49,952,332	$8,851,464	$63,436,803

25

American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

8. Borrowing Arrangements

Effective November 10, 2023 (the “Effective Date”), the Fund, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $100 million with interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed. Each of the Participating Funds paid a proportional amount of a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 8, 2024, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Committed Line was $100 million with an expiration date November 9, 2023.

On the Effective Date, the Fund, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $100 million with interest at a rate equal to the higher of (a) OBFR daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed on each outstanding loan. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 8, 2024, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Uncommitted Line was $100 million with an expiration date November 9, 2023.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Loan expense” on the Statement of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the period ended April 30, 2024, the Fund did not utilize these facilities.

9. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund:

	R5 Class
	Six Months Ended April 30, 2024		Year Ended October 31, 2023
	(unaudited)
Garcia Hamilton Quality Bond Fund	Shares	Amount	Shares	Amount
Shares sold	325,102	$2,773,375	2,557,082	$22,072,236
Reinvestment of dividends	20,206	173,018	142,894	1,246,251
Shares redeemed	(1,051,381)	(8,667,529)	(16,884,928)	(146,350,750)

Net (decrease) in shares outstanding	(706,073)	$(5,721,136)	(14,184,952)	$(123,032,263)

	Y Class
	Six Months Ended April 30, 2024		Year Ended October 31, 2023
	(unaudited)
Garcia Hamilton Quality Bond Fund	Shares	Amount	Shares	Amount
Shares sold	556,179	$4,746,384	4,151,066	$36,683,765
Reinvestment of dividends	88,168	758,449	182,068	1,567,034
Shares redeemed	(4,766,602)	(40,985,304)	(1,769,579)	(14,889,312)

Net increase (decrease) in shares outstanding	(4,122,255)	$(35,480,471)	2,563,555	$23,361,487

26

American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

	Investor Class
	Six Months Ended April 30, 2024		Year Ended October 31, 2023
	(unaudited)
Garcia Hamilton Quality Bond Fund	Shares	Amount	Shares	Amount
Shares sold	262,461	$2,254,600	18,623	$161,268
Reinvestment of dividends	3,610	30,735	2,973	25,683
Shares redeemed	(4,934)	(41,753)	(31,030)	(267,389)

Net increase (decrease) in shares outstanding	261,137	$2,243,582	(9,434)	$(80,438)

	R6 Class
	Six Months Ended April 30, 2024		Year Ended October 31, 2023
	(unaudited)
Garcia Hamilton Quality Bond Fund	Shares	Amount	Shares	Amount
Shares sold	1,925,015	$16,306,272	2,709,351	$23,120,019
Reinvestment of dividends	529,888	4,535,954	785,921	6,776,746
Shares redeemed	(783,789)	(6,687,083)	(1,381,439)	(12,081,915)

Net increase in shares outstanding	1,671,114	$14,155,143	2,113,833	$17,814,850

10. Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

27

American Beacon Garcia Hamilton Quality Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Six Months Ended April 30, 2024		Year Ended October 31,
			2023		2022	2021		2020	2019

	(unaudited)
Net asset value, beginning of period	$8.01		$8.37		$9.85	$10.27		$10.05	$9.79

Income (loss) from investment operations:
Net investment income (loss)	0.16	B	0.30	B	0.06	(0.01	)B	0.11	0.24
Net gains (losses) on investments (both realized and unrealized)	0.26		(0.37)		(1.33)	(0.08)		0.28	0.26

Total income (loss) from investment operations	0.42		(0.07)		(1.27)	(0.09)		0.39	0.50

Less distributions:
Dividends from net investment income	(0.18)		(0.29)		(0.21)	(0.14)		(0.17)	(0.24)
Distributions from net realized gains	-		-		-	(0.19)		-	-

Total distributions	(0.18)		(0.29)		(0.21)	(0.33)		(0.17)	(0.24)

Redemption fees added to beneficial interests	-		-		-	-		-	-

Net asset value, end of period	$8.25		$8.01		$8.37	$9.85		$10.27	$10.05

Total returnC	5.16	%D	(1.08)%		(13.04)%	(0.84)%		3.93%	5.20%

Ratios and supplemental data:
Net assets, end of period	$9,746,692		$15,104,966		$134,519,084	$192,774,622		$172,774,140	$316,582,604
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.67	%E	0.69%		0.66%	0.67%		0.68%	0.66%
Expenses, net of reimbursements and/or recoupments	0.45	%E	0.45%		0.45%	0.45%		0.45%	0.45%
Net investment income (loss), before expense reimbursements and/or recoupments	3.49	%E	3.20%		1.06%	(0.32)%		1.15%	2.18%
Net investment income (loss), net of reimbursements and/or recoupments	3.71	%E	3.44%		1.27%	(0.10)%		1.38%	2.39%
Portfolio turnover rate	19	%D	72%		158%	71%		122%	58%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

28

American Beacon Garcia Hamilton Quality Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended April 30, 2024		Year Ended October 31,
			2023	2022	2021		2020	2019

	(unaudited)
Net asset value, beginning of period	$7.99		$8.36	$9.86	$10.27		$10.05	$9.79

Income (loss) from investment operations:
Net investment income	0.15	A	0.37	0.22	(0.00	)B	0.13	0.24
Net gains (losses) on investments (both realized and unrealized)	0.28		(0.46)	(1.51)	(0.08)		0.25	0.25

Total income (loss) from investment operations	0.43		(0.09)	(1.29)	(0.08)		0.38	0.49

Less distributions:
Dividends from net investment income	(0.18)		(0.28)	(0.21)	(0.14)		(0.16)	(0.23)
Distributions from net realized gains	-		-	-	(0.19)		-	-

Total distributions	(0.18)		(0.28)	(0.21)	(0.33)		(0.16)	(0.23)

Redemption fees added to beneficial interests	-		-	-	-		-	-

Net asset value, end of period	$8.24		$7.99	$8.36	$9.86		$10.27	$10.05

Total returnC	5.26	%D	(1.27)%	(13.24)%	(0.81)%		3.83%	5.09%

Ratios and supplemental data:
Net assets, end of period	$16,207,255		$48,666,569	$29,473,503	$21,340,613		$18,928,869	$17,927,537
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.77	%E	0.75%	0.73%	0.74%		0.74%	0.73%
Expenses, net of reimbursements and/or recoupments	0.51	%E	0.51%	0.51%	0.52	%F	0.55%	0.55%
Net investment income (loss), before expense reimbursements and/or recoupments	3.36	%E	3.23%	1.10%	(0.38)%		1.03%	2.14%
Net investment income (loss), net of reimbursements and/or recoupments	3.62	%E	3.47%	1.32%	(0.16)%		1.22%	2.32%
Portfolio turnover rate	19	%D	72%	158%	71%		122%	58%

A	Per share amounts have been calculated using the average shares method.
B	Amount represents less than $0.01 per share.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on July 1, 2018.

See accompanying notes

29

American Beacon Garcia Hamilton Quality Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended April 30, 2024		Year Ended October 31,
			2023	2022	2021		2020		2019

	(unaudited)
Net asset value, beginning of period	$7.99		$8.36	$9.85	$10.26		$10.05		$9.79

Income (loss) from investment operations:
Net investment income (loss)	0.66		0.21	0.09	(0.04	)A	0.13	A	0.21
Net gains (losses) on investments (both realized and unrealized)	(0.23)		(0.33)	(1.40)	(0.07)		0.22		0.26

Total income (loss) from investment operations	0.43		(0.12)	(1.31)	(0.11)		0.35		0.47

Less distributions:
Dividends from net investment income	(0.16)		(0.25)	(0.18)	(0.11)		(0.14)		(0.21)
Distributions from net realized gains	-		-	-	(0.19)		-		-

Total distributions	(0.16)		(0.25)	(0.18)	(0.30)		(0.14)		(0.21)

Redemption fees added to beneficial interests	-		-	-	-		-		-

Net asset value, end of period	$8.26		$7.99	$8.36	$9.85		$10.26		$10.05

Total returnB	5.38	%C	(1.59)%	(13.47)%	(1.11)%		3.54%		4.80%

Ratios and supplemental data:
Net assets, end of period	$2,922,948		$740,628	$853,503	$991,788		$365,190		$14,904,591
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.12	%D	1.17%	1.13%	1.29%		1.20%		1.04%
Expenses, net of reimbursements and/or recoupments	0.83	%D	0.83%	0.83%	0.83%		0.83%		0.83%
Net investment income (loss), before expense reimbursements and/or recoupments	3.11	%D	2.78%	0.63%	(0.91)%		0.90%		1.81%
Net investment income (loss), net of reimbursements and/or recoupments	3.40	%D	3.12%	0.93%	(0.45)%		1.27%		2.02%
Portfolio turnover rate	19	%C	72%	158%	71%		122%		58%

A	Based on average shares outstanding for the period.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

30

American Beacon Garcia Hamilton Quality Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	Six Months Ended April 30, 2024		Year Ended October 31,
			2023	2022	2021		2020	2019

	(unaudited)
Net asset value, beginning of period	$7.99		$8.36	$9.85	$10.26		$10.04	$9.87

Income (loss) from investment operations:
Net investment income (loss)	0.17		0.32	0.17	(0.01	)B	0.14	0.17
Net gains (losses) on investments (both realized and unrealized)	0.25		(0.40)	(1.44)	(0.06)		0.25	0.17

Total income (loss) from investment operations	0.42		(0.08)	(1.27)	(0.07)		0.39	0.34

Less distributions:
Dividends from net investment income	(0.18)		(0.29)	(0.22)	(0.15)		(0.17)	(0.17)
Distributions from net realized gains	-		-	-	(0.19)		-	-

Total distributions	(0.18)		(0.29)	(0.22)	(0.34)		(0.17)	(0.17)

Net asset value, end of period	$8.23		$7.99	$8.36	$9.85		$10.26	$10.04

Total returnC	5.18	%D	(1.17)%	(13.11)%	(0.70)%		3.97%	3.44	%D

Ratios and supplemental data:
Net assets, end of period	$220,280,840		$200,499,044	$191,990,607	$166,304,291		$141,893,384	$130,208,195
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.67	%E	0.65%	0.63%	0.64%		0.64%	0.66	%E
Expenses, net of reimbursements and/or recoupments	0.41	%E	0.41%	0.41%	0.41%		0.41%	0.41	%E
Net investment income (loss), before expense reimbursements and/or recoupments	3.50	%E	3.31%	1.14%	(0.28)%		1.13%	1.90	%E
Net investment income (loss), net of reimbursements and/or recoupments	3.76	%E	3.55%	1.36%	(0.05)%		1.36%	2.15	%E
Portfolio turnover rate	19	%D	72%	158%	71%		122%	58	%F

A	Commencement of operations.
B	Based on average shares outstanding for the period.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Portfolio turnover rate is for the period from February 28, 2019 through October 31, 2019 and is not annualized.

See accompanying notes

31

Delivery of Documents

Shareholder reports are available online at www.americanbeaconfunds.com/reports. Please be advised that reports are no longer sent by mail. Instead, the reports are made available online, and you will be notified by mail each time a report is posted online. You will be provided with a website link to access the report. You may elect to receive all future reports in paper free of charge. You can request to continue receiving paper copies by calling 1-866-345-5954, or you may directly inform your financial intermediary. Detailed instructions are also included in your report notifications.

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121—9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-PORT as of the end of each fiscal quarter. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. The Forms N-PORT may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-2736. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (800)-SEC-0330. A complete schedule of the Fund’s portfolio holdings is also available at www.americanbeaconfunds.com approximately twenty days after the end of each month.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT SS&C GIDS, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds and American Beacon Garcia Hamilton Quality Bond Fund are service marks of American Beacon Advisors, Inc.

SAR 04/24

American Beacon®
FUNDS

# 2024 SEMI-ANNUAL REPORT

**April 30, 2024**

LARGE CAP VALUE FUND

LCV 0424

About American Beacon Advisors

Since 1986, American Beacon Advisors, Inc. has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

LARGE CAP VALUE FUND

Investing in value stocks may limit downside risk over time; however, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. To the extent the Fund invests more heavily in particular sectors, its performance will be sensitive to factors affecting those sectors. Financial sector companies are heavily regulated and particularly sensitive to interest rate fluctuations. The Fund’s incorporation of environmental, social and/or governance (ESG) considerations in its investment strategy may cause it to underperform funds that do not incorporate these considerations. The use of futures contracts for cash management may subject the Fund to losing more money than invested. The Fund participates in a securities lending program. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and the Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	April 30, 2024

Additional Fund Information	Back Cover

President’s Message

Dear Shareholders,

Will Rogers, the noted American humorist, actor, writer and cowboy, once said, “Even though you are on the right track – you will get run over if you just sit there.”

Just as roadmaps and timetables are important tools for choosing the best route when you travel, having a carefully considered investment plan may increase your likelihood of staying on track as you seek to preserve and grow your personal savings – and help ensure your risk exposure remains diversified across the global marketplace. With trusted financial professionals helping you make prudent adjustments to your investment portfolio, you may be better positioned to withstand the many obstacles you’re likely to encounter along life’s journey – especially during trying periods like today’s geopolitical turmoil and economic uncertainty.

At American Beacon, we endeavor to provide a broad range of disciplined investment strategies so that you may potentially reach your desired destination over the fullness of time. We are diligent in our oversight of the investment managers who serve as sub-advisors to our investment products. Since our firm’s inception as a pension fiduciary in 1986 and the launch of our first sub-advised, multi-manager mutual funds in 1987, we have continued expanding our innovative product offerings. And we are committed to applying a solutions-based, risk-managed approach in our pursuit of institutional wisdom while striving to generate earned alpha and enduring value.

Thank you for entrusting your financial future with American Beacon. For more information about our investment products or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gregory Stumm, CFA®, CAIA®

President

American Beacon Funds

1

American Beacon Large Cap Value FundSM

Performance Overview

April 30, 2024 (Unaudited)

The Investor Class of the American Beacon Large Cap Value Fund (the “Fund”) returned 19.13% for the six months ended April 30, 2024, outperforming the Russell 1000® Value Index (the “Index”) return of 18.42% for the same period.

Total Returns for the Period ended April 30, 2024

	Ticker	6 Months*	1 Year	3 Years	5 Years	10 Years
R5 Class (1,6)	AADEX	19.37%	17.70%	6.85%	10.28%	8.80%
Y Class (1,6)	ABLYX	19.32%	17.57%	6.77%	10.20%	8.72%
Investor Class (1,6)	AAGPX	19.13%	17.28%	6.50%	9.92%	8.44%
Advisor Class (1,6)	AVASX	19.09%	17.09%	6.34%	9.76%	8.28%
A Class without sales charge (1,2,6)	ALVAX	19.16%	17.27%	6.53%	9.91%	8.42%
A Class with sales charge (1,2,6)	ALVAX	12.31%	10.53%	4.45%	8.62%	7.78%
C Class without sales charge (1,3,6)	ALVCX	18.68%	16.43%	5.72%	9.12%	7.79%
C Class with sales charge (1,3,6)	ALVCX	17.68%	15.43%	5.72%	9.12%	7.79%
R6 Class (1,4,6)	AALRX	19.37%	17.70%	6.87%	10.32%	8.82%

Russell 1000® Value Index (5)		18.42%	13.42%	5.17%	8.60%	8.43%

*	Not Annualized.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. Please note that the recent performance of the securities market has helped produce short-term returns that are not typical and may not continue in the future.

2.	A Class shares have a maximum sales charge of 5.75%.

3.

A portion of the fees charged to the C Class was waived in 2018. Performance prior to waiving fees was lower than the actual returns shown for 2018. C Class shares have a maximum contingent deferred sales charge of 1.00% for shares redeemed within one year of the date of purchase.

4.

Fund performance for the ten-year period represents the returns achieved by the R5 Class prior to 2/28/2017, the inception date of the R6 Class, and the returns of the R6 Class since its inception. Expenses of the R6 Class are lower than those of the R5 Class. As a result, total returns shown may be lower than they would have been had the R6 Class been in existence since 4/30/2014. A portion of the fees charged to the R6 Class of the Fund were waived from Class inception to 2020. Performance prior to waiving fees was lower than the actual returns shown for 2017 to 2020.

5.

The Russell 1000® Value Index is an unmanaged index of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. Russell 1000 Value Index and Russell 1000 Index are registered trademarks of Frank Russell Company. American Beacon Funds is not promoted, sponsored or endorsed by, nor in any way affiliated with the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name of certain of the LSE Group companies. LSE Group is not responsible for and has not reviewed the American Beacon Large Cap Value Fund nor any associated literature or publications and LSE Group makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise. All rights in the Russell 1000 Value Index (the “ Index”) vest in the relevant LSE Group company which owns the Index. Russell 1000® is a trademark of the relevant LSE Group company and is used by any other LSE Group company under license. The Index is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. The LSE Group does not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the Fund. The LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Fund or the suitability of the Index for the purpose to which it is being put by the Manager. One cannot directly invest in an index.

6.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the R5, Y, Investor, Advisor, A, C, and R6 Class shares were 0.64%, 0.71%, 0.94%, 1.11%, 1.00%, 1.70%, and 0.61%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund outperformed the Index due to security selection and sector allocation for the six-month period.

The Fund’s security selections in the Financials and Information Technology sectors contributed positively to relative performance. Within the Financials sector, positions in Citigroup, Inc. (up 59.1%) and Fidelity National Information Services, Inc. (up 40.4%) boosted relative performance. In the Information Technology sector, positions

2

American Beacon Large Cap Value FundSM

Performance Overview

April 30, 2024 (Unaudited)

in Broadcom, Inc. (up 56.5%) and Qualcomm, Inc. (up 53.1%) contributed to relative returns. In contrast, security selections in the Consumer Discretionary sector detracted from relative performance. Within the Consumer Discretionary sector, positions in Aptiv PLC (down 18.3%) and Las Vegas Sands Corp. (down 5.9) hurt relative performance.

Sector allocation contributed to relative performance, led by an underweight allocation to the Consumer Staples sector (up 10.7%) and an overweight allocation to the Financials sector (up 28.7%). However, the Fund’s overweight allocation to the Energy sector (up 11.4%) detracted from relative performance during the period.

The sub-advisors continue to invest in a broadly diversified portfolio of companies that they believe have attractive valuations and above-average earnings growth potential. This approach should allow the Fund to benefit over the longer term.

Top Ten Holdings (% Net Assets)
Elevance Health, Inc.		2.5
Citigroup, Inc.		1.8
Comcast Corp., Class A		1.8
Fidelity National Information Services, Inc.		1.7
Wells Fargo & Co.		1.7
JPMorgan Chase & Co.		1.6
Pioneer Natural Resources Co.		1.5
Alphabet, Inc., Class A		1.4
Cigna Group		1.4
American International Group, Inc.		1.3

Total Fund Holdings	167

Sector Allocation (% Equities)
Financials		23.3
Health Care		14.6
Industrials		12.8
Energy		10.9
Information Technology		10.1
Consumer Discretionary		7.1
Consumer Staples		5.8
Communication Services		4.7
Materials		4.5
Utilities		4.4
Real Estate		1.8

3

American Beacon Large Cap Value FundSM

Expense Examples

April 30, 2024 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, if applicable, and (2) ongoing costs, including management fees, distribution (12b-1) fees, sub-transfer agent fees, and other Fund expenses. The Examples are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from November 1, 2023 through April 30, 2024.

Actual Expenses

The “Actual” lines of the tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and R5 Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the tables provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and R5 Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund, such as sales charges (loads) or redemption fees, as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

4

American Beacon Large Cap Value FundSM

Expense Examples

April 30, 2024 (Unaudited)

American Beacon Large Cap Value Fund

	Beginning Account Value 11/1/2023	Ending Account Value 4/30/2024	Expenses Paid During Period 11/1/2023-4/30/2024*
R5 Class
Actual	$1,000.00	$1,193.70	$3.55
Hypothetical**	$1,000.00	$1,021.63	$3.27
Y Class
Actual	$1,000.00	$1,193.20	$3.87
Hypothetical**	$1,000.00	$1,021.33	$3.57
Investor Class
Actual	$1,000.00	$1,191.30	$5.12
Hypothetical**	$1,000.00	$1,020.19	$4.72
Advisor Class
Actual	$1,000.00	$1,190.30	$6.10
Hypothetical**	$1,000.00	$1,019.29	$5.62
A Class
Actual	$1,000.00	$1,191.60	$5.34
Hypothetical**	$1,000.00	$1,019.99	$4.92
C Class
Actual	$1,000.00	$1,186.80	$9.30
Hypothetical**	$1,000.00	$1,016.36	$8.57
R6 Class
Actual	$1,000.00	$1,193.70	$3.33
Hypothetical**	$1,000.00	$1,021.83	$3.07

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.65%, 0.71%, 0.94%, 1.12%, 0.98%, 1.71%, and 0.61% for the R5, Y, Investor, Advisor, A, C, and R6 Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (182) by days in the year (366) to reflect the half-year period.

**	5% return before expenses.

5

American Beacon Large Cap Value FundSM

Schedule of Investments

April 30, 2024 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 90.34%

Communication Services - 4.07%

Entertainment - 0.62%
Electronic Arts, Inc.	115,546	$14,653,544
Warner Bros Discovery, Inc.A	871,500	6,414,240

		21,067,784

Interactive Media & Services - 1.39%
Alphabet, Inc., Class AA	291,849	47,507,180

Media - 2.06%
Comcast Corp., Class A	1,592,034	60,672,416
Omnicom Group, Inc.	64,578	5,995,421
Paramount Global, Class B	337,400	3,842,986

		70,510,823

Total Communication Services		139,085,787

Consumer Discretionary - 6.26%

Automobile Components - 1.17%
Adient PLCA	116,798	3,488,756
Aptiv PLCA	439,421	31,198,891
BorgWarner, Inc.	160,000	5,243,200

		39,930,847

Automobiles - 1.04%
General Motors Co.	800,932	35,665,502

Hotels, Restaurants & Leisure - 2.73%
Aramark	806,208	25,403,614
Booking Holdings, Inc.	1,580	5,454,207
Las Vegas Sands Corp.	613,436	27,212,021
Marriott International, Inc., Class A	62,213	14,690,356
Wynn Resorts Ltd.	221,387	20,290,119

		93,050,317

Specialty Retail - 1.32%
Lithia Motors, Inc.	86,398	21,977,923
Lowe’s Cos., Inc.	100,988	23,024,254

		45,002,177

Total Consumer Discretionary		213,648,843

Consumer Staples - 4.04%

Beverages - 1.12%
Keurig Dr Pepper, Inc.	674,479	22,729,942
PepsiCo, Inc.	89,016	15,658,805

		38,388,747

Consumer Staples Distribution & Retail - 0.48%
Target Corp.	101,826	16,391,949

Food Products - 1.03%
Conagra Brands, Inc.	301,800	9,289,404
Mondelez International, Inc., Class A	160,469	11,544,140
Nestle SA, ADR	143,417	14,427,750

		35,261,294

See accompanying notes

6

American Beacon Large Cap Value FundSM

Schedule of Investments

April 30, 2024 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 90.34% (continued)

Consumer Staples - 4.04% (continued)

Household Products - 0.25%
Kimberly-Clark Corp.	62,066	$8,473,871

Personal Products - 0.32%
Kenvue, Inc.	571,124	10,748,554

Tobacco - 0.84%
Philip Morris International, Inc.	301,608	28,634,664

Total Consumer Staples		137,899,079

Energy - 8.89%

Energy Equipment & Services - 1.87%
Baker Hughes Co.	251,100	8,190,882
Halliburton Co.	828,163	31,031,268
NOV, Inc.	1,105,400	20,438,846
Schlumberger NV	85,800	4,073,784

		63,734,780

Oil, Gas & Consumable Fuels - 7.02%
APA Corp.	1,088,500	34,222,440
Chevron Corp.	107,030	17,260,728
ConocoPhillips	249,889	31,391,056
EOG Resources, Inc.	79,703	10,531,157
Hess Corp.	173,781	27,368,770
Marathon Oil Corp.	904,786	24,293,504
Murphy Oil Corp.	122,670	5,475,989
Ovintiv, Inc.	246,900	12,670,908
Phillips 66	176,199	25,233,459
Pioneer Natural Resources Co.	190,404	51,279,605

		239,727,616

Total Energy		303,462,396

Financials - 22.41%

Banks - 8.30%
Bank of America Corp.	236,200	8,741,762
Citigroup, Inc.	974,812	59,785,220
Citizens Financial Group, Inc.	725,853	24,758,846
First Citizens BancShares, Inc., Class A	3,706	6,251,133
JPMorgan Chase & Co.	278,320	53,365,077
M&T Bank Corp.	80,416	11,611,266
PNC Financial Services Group, Inc.	78,117	11,972,211
Truist Financial Corp.	233,900	8,782,945
U.S. Bancorp	957,440	38,900,787
Wells Fargo & Co.	997,860	59,193,055

		283,362,302

Capital Markets - 3.45%
Bank of New York Mellon Corp.	334,700	18,907,203
BlackRock, Inc.	15,342	11,577,687
Goldman Sachs Group, Inc.	54,853	23,406,324
KKR & Co., Inc.	113,256	10,540,736
Morgan Stanley	226,929	20,614,230
Nasdaq, Inc.	275,798	16,506,510
State Street Corp.	223,580	16,207,314

		117,760,004

See accompanying notes

7

American Beacon Large Cap Value FundSM

Schedule of Investments

April 30, 2024 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 90.34% (continued)

Financials - 22.41% (continued)

Consumer Finance - 1.67%
American Express Co.	187,322	$43,838,968
Capital One Financial Corp.	44,000	6,310,920
Discover Financial Services	55,300	7,008,169

		57,158,057

Financial Services - 1.98%
Corebridge Financial, Inc.	415,100	11,025,056
Fidelity National Information Services, Inc.	835,484	56,746,073

		67,771,129

Insurance - 7.01%
Allstate Corp.	137,184	23,329,511
American International Group, Inc.	610,071	45,944,447
Aon PLC, Class A	84,883	23,937,855
Chubb Ltd.	81,841	20,348,946
Hartford Financial Services Group, Inc.	258,800	25,075,132
Marsh & McLennan Cos., Inc.	131,086	26,142,481
Progressive Corp.	188,642	39,284,697
Travelers Cos., Inc.	91,930	19,503,869
Willis Towers Watson PLC	63,001	15,822,071

		239,389,009

Total Financials		765,440,501

Health Care - 13.97%

Biotechnology - 0.39%
AbbVie, Inc.	82,491	13,416,336

Health Care Equipment & Supplies - 2.43%
Abbott Laboratories	101,442	10,749,809
Boston Scientific Corp.A	50,620	3,638,059
GE HealthCare Technologies, Inc.	239,220	18,238,133
Medtronic PLC	546,818	43,876,676
Zimmer Biomet Holdings, Inc.	52,567	6,322,759

		82,825,436

Health Care Providers & Services - 7.25%
Centene Corp.A	183,900	13,435,734
Cigna Group	136,247	48,645,629
CVS Health Corp.	325,400	22,032,834
Elevance Health, Inc.	158,647	83,857,631
HCA Healthcare, Inc.	42,100	13,043,422
Humana, Inc.	28,400	8,579,356
Laboratory Corp. of America Holdings	27,400	5,517,538
McKesson Corp.	52,422	28,161,623
UnitedHealth Group, Inc.	50,294	24,327,208

		247,600,975

Life Sciences Tools & Services - 0.64%
Avantor, Inc.A	902,874	21,876,637

Pharmaceuticals - 3.26%
GSK PLC, ADRB	137,227	5,686,687
Johnson & Johnson	152,894	22,106,943
Merck & Co., Inc.	353,561	45,687,152
Pfizer, Inc.	603,579	15,463,694

See accompanying notes

8

American Beacon Large Cap Value FundSM

Schedule of Investments

April 30, 2024 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 90.34% (continued)

Health Care - 13.97% (continued)

Pharmaceuticals - 3.26% (continued)
Roche Holding AG, ADR	90,367	$2,694,744
Sanofi SA, ADRB	402,960	19,837,721

		111,476,941

Total Health Care		477,196,325

Industrials - 12.16%

Aerospace & Defense - 3.41%
Boeing Co.A	171,242	28,741,257
General Dynamics Corp.	100,983	28,991,209
Northrop Grumman Corp.	44,783	21,721,099
RTX Corp.	364,840	37,038,557

		116,492,122

Air Freight & Logistics - 0.60%
FedEx Corp.	78,790	20,625,646

Building Products - 0.82%
Johnson Controls International PLC	276,105	17,966,152
Trane Technologies PLC	31,628	10,036,830

		28,002,982

Commercial Services & Supplies - 0.02%
Veralto Corp.	6,682	625,970

Construction & Engineering - 0.43%
AECOM	110,906	10,243,278
Fluor Corp.A	109,600	4,420,168

		14,663,446

Electrical Equipment - 1.62%
Eaton Corp. PLC	50,274	16,000,203
Vertiv Holdings Co.	422,502	39,292,686

		55,292,889

Ground Transportation - 1.16%
JB Hunt Transport Services, Inc.	104,969	17,064,811
Union Pacific Corp.	94,789	22,480,159

		39,544,970

Industrial Conglomerates - 0.91%
General Electric Co.	84,262	13,635,277
Honeywell International, Inc.	91,051	17,548,259

		31,183,536

Machinery - 2.29%
CNH Industrial NVA	963,039	10,978,645
Cummins, Inc.	60,297	17,033,299
Illinois Tool Works, Inc.	47,005	11,474,390
Otis Worldwide Corp.	39,907	3,639,518
PACCAR, Inc.	156,470	16,603,032
Stanley Black & Decker, Inc.	136,674	12,492,004
Timken Co.	66,700	5,950,974

		78,171,862

See accompanying notes

9

American Beacon Large Cap Value FundSM

Schedule of Investments

April 30, 2024 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 90.34% (continued)

Industrials - 12.16% (continued)

Professional Services - 0.90%
Equifax, Inc.	40,747	$8,972,082
Jacobs Solutions, Inc.	151,264	21,710,922

		30,683,004

Total Industrials		415,286,427

Information Technology - 8.29%

Communications Equipment - 0.86%
F5, Inc.A	178,000	29,425,180

Electronic Equipment, Instruments & Components - 0.63%
Corning, Inc.	319,640	10,669,583
TE Connectivity Ltd.	76,800	10,865,664

		21,535,247

IT Services - 1.03%
Accenture PLC, Class A	64,042	19,270,878
Cognizant Technology Solutions Corp., Class A	243,241	15,976,069

		35,246,947

Semiconductors & Semiconductor Equipment - 4.60%
Analog Devices, Inc.	108,238	21,713,625
Broadcom, Inc.	35,161	45,718,793
KLA Corp.	25,048	17,265,336
Micron Technology, Inc.	69,500	7,850,720
QUALCOMM, Inc.	208,720	34,616,212
Skyworks Solutions, Inc.	126,128	13,443,984
Texas Instruments, Inc.	92,923	16,393,476

		157,002,146

Software - 1.17%
Microsoft Corp.	20,108	7,828,648
Oracle Corp.	282,002	32,077,727

		39,906,375

Total Information Technology		283,115,895

Materials - 4.29%

Chemicals - 3.34%
Air Products & Chemicals, Inc.	143,373	33,884,775
Axalta Coating Systems Ltd.A	746,515	23,470,432
Corteva, Inc.	111,510	6,036,036
DuPont de Nemours, Inc.	333,155	24,153,738
Olin Corp.	280,800	14,680,224
PPG Industries, Inc.	54,384	7,015,536
Sherwin-Williams Co.	15,658	4,691,293

		113,932,034

Construction Materials - 0.85%
CRH PLC	374,887	29,023,751

Containers & Packaging - 0.10%
International Paper Co.	97,686	3,413,149

Total Materials		146,368,934

See accompanying notes

10

American Beacon Large Cap Value FundSM

Schedule of Investments

April 30, 2024 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 90.34% (continued)

Real Estate - 1.75%

Industrial REITs - 0.45%
Prologis, Inc.	151,316	$15,441,798

Specialized REITs - 1.30%
Public Storage	69,388	18,002,717
VICI Properties, Inc.	923,544	26,367,181

		44,369,898

Total Real Estate		59,811,696

Utilities - 4.21%

Electric Utilities - 3.71%
American Electric Power Co., Inc.	54,254	4,667,472
Duke Energy Corp.	198,680	19,522,297
Entergy Corp.	186,616	19,906,329
Exelon Corp.	213,126	8,009,275
PG&E Corp.	654,374	11,196,339
Pinnacle West Capital Corp.	193,696	14,265,710
PPL Corp.	798,454	21,925,547
Southern Co.	274,581	20,181,704
Xcel Energy, Inc.	131,943	7,089,297

		126,763,970

Multi-Utilities - 0.50%
Dominion Energy, Inc.	335,576	17,107,664

Total Utilities		143,871,634

Total Common Stocks (Cost $2,072,885,940)		3,085,187,517

FOREIGN COMMON STOCKS - 5.71%

Communication Services - 0.48%

Wireless Telecommunication Services - 0.23%
Vodafone Group PLC, ADR	929,850	7,820,039

Media - 0.25%
WPP PLC, ADRB	171,900	8,655,165

Total Communication Services		16,475,204

Consumer Discretionary - 0.55%

Automobile Components - 0.55%
Magna International, Inc.B	392,000	18,737,600

Consumer Staples - 1.52%

Beverages - 0.64%
Anheuser-Busch InBev SA, ADRB	146,300	8,728,258
Diageo PLC, ADRB	94,506	13,056,949

		21,785,207

Household Products - 0.18%
Reckitt Benckiser Group PLC, ADR	567,326	6,399,437

Personal Products - 0.70%
Unilever PLC, ADR	459,520	23,826,112

Total Consumer Staples		52,010,756

See accompanying notes

11

American Beacon Large Cap Value FundSM

Schedule of Investments

April 30, 2024 (Unaudited)

	Shares	Fair Value

FOREIGN COMMON STOCKS - 5.71% (continued)

Energy - 1.62%

Oil, Gas & Consumable Fuels - 1.62%
Cenovus Energy, Inc.	372,100	$7,650,376
Enbridge, Inc.B	735,452	26,137,964
Shell PLC, ADR	299,422	21,456,581

		55,244,921

Total Energy		55,244,921

Industrials - 0.17%

Ground Transportation - 0.17%
Canadian National Railway Co.B	49,021	5,953,110

Information Technology - 1.37%

Communications Equipment - 0.95%
Telefonaktiebolaget LM Ericsson, ADRB	6,446,720	32,362,534

Semiconductors & Semiconductor Equipment - 0.42%
NXP Semiconductors NV	56,036	14,355,863

Total Information Technology		46,718,397

Total Foreign Common Stocks (Cost $176,104,689)		195,139,988

SHORT-TERM INVESTMENTS - 3.74% (Cost $127,581,536)

Investment Companies - 3.74%
American Beacon U.S. Government Money Market Select Fund, 5.20%C D	127,581,536	127,581,536

SECURITIES LENDING COLLATERAL - 0.74% (Cost $25,445,042)

Investment Companies - 0.74%
American Beacon U.S. Government Money Market Select Fund, 5.20%C D	25,445,042	25,445,042

TOTAL INVESTMENTS - 100.53% (Cost $2,402,017,207)		3,433,354,083
LIABILITIES, NET OF OTHER ASSETS - (0.53%)		(18,217,708)

TOTAL NET ASSETS - 100.00%		$3,415,136,375

Percentages are stated as a percent of net assets.

A Non-income producing security.

B All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at April 30, 2024 (Note 9).

C The Fund is affiliated by having the same investment advisor.

D 7-day yield.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

REIT - Real Estate Investment Trusts.

Long Futures Contracts Open on April 30, 2024:

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME E-Mini Standard & Poor’s 500 Index Futures	537	June 2024	$139,409,854	$136,048,950	$(3,360,904)

			$139,409,854	$136,048,950	$(3,360,904)

Index Abbreviations:
CME	Chicago Mercantile Exchange.

See accompanying notes

12

American Beacon Large Cap Value FundSM

Schedule of Investments

April 30, 2024 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2024, the investments were classified as described below:

Large Cap Value Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$3,085,187,517	$-	$-	$3,085,187,517
Foreign Common Stocks	195,139,988	-	-	195,139,988
Short-Term Investments	127,581,536	-	-	127,581,536
Securities Lending Collateral	25,445,042	-	-	25,445,042

Total Investments in Securities - Assets	$3,433,354,083	$-	$-	$3,433,354,083

Financial Derivative Instruments - Liabilities
Futures Contracts	$(3,360,904)	$-	$-	$(3,360,904)

Total Financial Derivative Instruments - Liabilities	$(3,360,904)	$-	$-	$(3,360,904)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended April 30, 2024, there were no transfers into or out of Level 3.

See accompanying notes

13

American Beacon Large Cap Value FundSM

Statement of Assets and Liabilities

April 30, 2024 (Unaudited)

Assets:
Investments in unaffiliated securities, at fair value†§	$3,280,327,505
Investments in affiliated securities, at fair value‡	153,026,578
Cash collateral held at broker for futures contracts	7,088,000
Dividends and interest receivable	3,798,864
Deposits with broker for futures contracts	1,242,090
Receivable for investments sold	3,298,768
Receivable for fund shares sold	1,847,040
Receivable for tax reclaims	667,760
Prepaid expenses	65,519

Total assets	3,451,362,124

Liabilities:
Payable for investments purchased	1,542,619
Payable for fund shares redeemed	2,082,295
Management and sub-advisory fees payable (Note 2)	3,270,715
Service fees payable (Note 2)	219,558
Transfer agent fees payable (Note 2)	78,576
Payable upon return of securities loaned (Note 9)§	25,445,042
Custody and fund accounting fees payable	77,642
Professional fees payable	53,191
Trustee fees payable (Note 2)	5,198
Payable for prospectus and shareholder reports	47,573
Payable for variation margin from open futures contracts (Note 5)	3,359,750
Other liabilities	43,590

Total liabilities	36,225,749

Commitments and contingent liabilities (Note 2)

Net assets	$3,415,136,375

Analysis of net assets:
Paid-in-capital	$2,255,844,559
Total distributable earnings (deficits)A	1,159,291,816

Net assets	$3,415,136,375

Shares outstanding at no par value (unlimited shares authorized):
R5 Class	44,085,183

Y Class	6,973,472

Investor Class	21,387,006

Advisor Class	1,846,472

A Class	1,539,151

C Class	139,958

R6 Class	53,388,122

Net assets:
R5 Class	$1,195,076,021

Y Class	$186,691,445

Investor Class	$505,231,367

Advisor Class	$42,527,449

A Class	$35,460,514

C Class	$3,201,231

R6 Class	$1,446,948,348

Net asset value, offering and redemption price per share:
R5 Class	$27.11

Y Class	$26.77

Investor Class	$23.62

Advisor Class	$23.03

A Class	$23.04

A Class (offering price)	$24.45

C Class	$22.87

R6 Class	$27.10

† Cost of investments in unaffiliated securities	$2,248,990,629
‡ Cost of investments in affiliated securities	$153,026,578
§ Fair value of securities on loan	$78,193,166

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at period end.

See accompanying notes

14

American Beacon Large Cap Value FundSM

Statement of Operations

For the period ended April 30, 2024 (Unaudited)

Investment income:
Dividend income from unaffiliated securities (net of foreign taxes)†	$37,782,438
Dividend income from affiliated securities (Note 2)	2,916,474
Interest income	125,477
Income derived from securities lending (Note 9)	121,711

Total investment income	40,946,100

Expenses:
Management and sub-advisory fees (Note 2)	9,263,536
Transfer agent fees:
R5 Class (Note 2)	218,141
Y Class (Note 2)	97,954
Investor Class	14,796
Advisor Class	1,548
A Class	449
C Class	191
R6 Class	23,920
Custody and fund accounting fees	175,395
Professional fees	118,855
Registration fees and expenses	52,031
Service fees (Note 2):
Investor Class	858,958
Advisor Class	55,513
A Class	12,804
C Class	1,701
Distribution fees (Note 2):
Advisor Class	55,134
A Class	27,626
C Class	18,885
Prospectus and shareholder report expenses	71,478
Trustee fees (Note 2)	144,042
Loan expense (Note 10)	13,816
Other expenses	169,086

Total expenses	11,395,859

Net investment income	29,550,241

Realized and unrealized gain (loss) from investments:
Net realized gain from:
Investments in unaffiliated securitiesA	149,392,143
Commission recapture (Note 1)	702
Foreign currency transactions	5,738
Futures contracts	16,090,262
Change in net unrealized appreciation (depreciation) of:
Investments in unaffiliated securitiesB	371,261,628
Futures contracts	(411,774)

Net gain from investments	536,338,699

Net increase in net assets resulting from operations	$565,888,940

† Foreign taxes	$397,196

A The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
B The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

15

American Beacon Large Cap Value FundSM

Statement of Changes in Net Assets

	Six Months Ended April 30, 2024	Year Ended October 31, 2023
	(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$29,550,241	$54,546,788
Net realized gain from investments in unaffiliated securities, commission recapture, foreign currency transactions, and futures contracts	165,488,845	155,702,010
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities and futures contracts	370,849,854	(135,956,251)

Net increase in net assets resulting from operations	565,888,940	74,292,547

Distributions to shareholders:
Total retained earnings:
R5 Class	(58,861,421)	(129,502,402)
Y Class	(9,951,947)	(19,889,700)
Investor Class	(31,275,863)	(74,955,616)
Advisor Class	(2,492,026)	(5,569,451)
A Class	(714,235)	(1,797,418)
C Class	(185,530)	(612,572)
R6 Class	(65,153,531)	(118,844,908)

Net distributions to shareholders	(168,634,553)	(351,172,067)

Capital share transactions (Note 11):
Proceeds from sales of shares	388,708,009	500,807,392
Reinvestment of dividends and distributions	149,512,377	311,461,669
Cost of shares redeemed	(467,493,398)	(808,500,555)

Net increase in net assets from capital share transactions	70,726,988	3,768,506

Net increase (decrease) in net assets	467,981,375	(273,111,014)

Net assets:
Beginning of period	2,947,155,000	3,220,266,014

End of period	$3,415,136,375	$2,947,155,000

See accompanying notes

16

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Fund, a series within the Trust, is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. As of April 30, 2024, the Trust consists of twenty-four active series, one of which is presented in this filing: American Beacon Large Cap Value Fund (the “Fund”). The remaining twenty-three active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Manager is an indirect wholly-owned subsidiary of Resolute Topco, Inc. (“Topco”), which is owned primarily by various institutional investment funds that are managed by financial institutions and other investment advisory firms. No owner of Topco owns 25% or more of the outstanding equity or voting interests of Topco.

Effective December 29, 2023, the Manager underwent a change of control, which resulted in the termination of the Fund’s previous management and investment advisory agreements. The Board of Trustees (the “Board”) approved a new Management Agreement with the Manager and new Investment Advisory Agreements among the Manager, the sub-advisors and the Trust, on behalf of the Fund, that were effective on December 29, 2023. The new Management Agreement required approval by shareholders of the Fund, and a shareholder meeting was held for the Fund. Please see the sections titled Disclosure Regarding the Approval of Interim Management and Investment Advisory Agreements and Results of Shareholder Meeting for more information.

Recently Adopted Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing London Inter-bank Offered Rate (“LIBOR”) or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06 Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848 which updates and clarifies ASU No. 2020-04. The amendments in this ASU defer the sunset date of Topic 848 from December 31, 2022, to December 31, 2024. Management expects these ASUs will not have a material impact on the Fund’s financial statements.

In June 2022, the FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820); Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which provides clarifying guidance that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. Management has concluded that the ASU will not have a material impact on the Fund’s financial statements.

17

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

Class Disclosure

The Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

Advisor Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrators.	$2,500

A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

R6 Class	Large institutional retirement plan investors - sold through retirement plan sponsors.	None

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Fund in preparation of the financial statements. The Fund is considered an investment company and accordingly, follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Fund. Tax reclaim accruals are automatically generated on accounting and custody systems at the time of the income event based on the tax databases maintained by the Fund’s custodian. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined on the basis of specific lot identification. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations.

18

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

Distributions to Shareholders

The Fund distributes most or all of its net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income and distributions of realized net capital gains and net gains from foreign currency transactions on an annual basis. The Fund does not have a fixed dividend rate and does not guarantee that it will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Fund may designate earnings and profits distributed to shareholders on the redemption of shares.

Commission Recapture

The Fund has established brokerage commission recapture arrangements with certain brokers or dealers. If the Fund’s investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. This amount is reported with the net realized gain (loss) in the Fund’s Statement of Operations, if applicable.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income and realized and unrealized gains and losses from investments of the Fund are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Fund. Expenses directly charged or attributable to the Fund will be paid from the assets of the Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Fund on a basis that the Trust’s Board deems fair and equitable, which may be based on the relative net assets of the Fund or nature of the services performed and relative applicability to the Fund.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2. Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Fund and the Manager are parties to a Management Agreement that obligates the Manager to provide the Fund with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of the Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $15 billion	0.35%
Next $15 billion	0.325%
Over $30 billion	0.30%

19

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

The Trust, on behalf of the Fund, and the Manager have entered into Investment Advisory Agreements with Barrow, Hanley, Mewhinney & Strauss, LLC; Hotchkis and Wiley Capital Management, LLC; and Massachusetts Financial Services Company (“Sub-Advisors”) pursuant to which the Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Fund’s average daily net assets.

The Management and Sub-Advisory Fees paid by the Fund for the period ended April 30, 2024 were as follows:

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$5,769,925
Sub-Advisory Fees	0.21%	3,493,611

Total	0.56%	$9,263,536

As compensation for services provided by the Manager in connection with securities lending activities conducted by a Fund, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee of 10% of the net monthly investment income (the income earned in the form of interest, dividends and realized capital gains from the investment of cash collateral, plus any negative rebate fees paid by borrowers, less the rebate amount paid to borrowers as well as related expenses) and, with respect to collateral other than cash, a fee up to 10% of loan fees and demand premiums paid by borrowers. These fees are included in “Income derived from securities lending” and “Management and sub-advisory fees” on the Statement of Operations. During the period ended April 30, 2024, the Manager received securities lending fees of $17,606 for the securities lending activities of the Fund.

Distribution Plans

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the Advisor, A, and C Classes of the Fund. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the Advisor and A Classes and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into a Service Plan that obligates the Manager to oversee additional shareholder servicing of the Investor, Advisor, A, and C Classes of the Fund. As compensation for performing the duties required under the Service Plan, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the Advisor, A, and C Classes, and up to 0.375% of the average daily net assets of the Investor Class of the Fund.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Fund and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of its customers who hold positions in the Fund. Certain services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Fund’s transfer agent. Accordingly, the Fund, pursuant to Board approval, has agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an

20

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

annual basis. During the period ended April 30, 2024, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statement of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
Large Cap Value	$288,462

As of April 30, 2024, the Fund owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statement of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
Large Cap Value	$46,437

Investments in Affiliated Funds

The Fund may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Fund in connection with securities lending may also be invested in the USG Select Fund. The Fund listed below held the following shares with an April 30, 2024 fair value and dividend income earned from the investment in the USG Select Fund.

Affiliated Security	Type of Transaction	Fund	April 30, 2024 Shares/Principal	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Dividend Income	April 30, 2024 Fair Value
U.S. Government Money Market Select	Direct	Large Cap Value	$127,581,536	$-	$-	$2,916,474	$127,581,536
U.S. Government Money Market Select	Securities Lending	Large Cap Value	25,445,042	-	-	N/A	25,445,042

The Fund and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended April 30, 2024, the Manager earned fees on the Fund’s direct investments and securities lending collateral investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund	Securities Lending Collateral Investments in USG Select Fund	Total
Large Cap Value	$55,866	$17,635	$73,501

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Fund, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for the fund. When the fund liquidates portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to two days (or longer for certain foreign transactions). Redemption requests normally are satisfied on the next business day. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset

21

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended April 30, 2024, the Fund participated as a lender by loaning $19,045,997 for 1 day at an interest rate of 6.14% with interest charges earned of $3,204. This amount is included in “Interest income” on the Statement of Operations. During the period ended April 30, 2024, the Fund did not borrow from the credit facility.

Expense Reimbursement Plan

The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of contractual or voluntary fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Fund’s annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The Fund did not record a liability for potential contingent reimbursements due to the current assessment that reimbursements are uncertain. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
Large Cap Value	$-	$-	$18,227	2023-2024

Sales Commissions

The Fund’s Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of A Class sales charges from broker dealers which may be used to offset distribution related expenses. During the period ended April 30, 2024, RID collected $1,946 from the sale of A Class Shares of the Fund.

A CDSC of 0.50% will be deducted with respect to A Class Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the A Class Shares redeemed. During the period ended April 30, 2024, there were no CDSC fees collected for the A Class Shares of the Fund.

A CDSC of 1.00% will be deducted with respect to C Class Shares redeemed within 12 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the C Class Shares redeemed. During the period ended April 30, 2024, CDSC fees of $484 were collected for C Class Shares of the Fund.

Trustee Fees and Expenses

As compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $140,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit and Compliance Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For her service as Board Chair, Ms. Cline receives an additional annual retainer of $50,000. Although she attends several committee meetings at each quarterly Board meeting, she receives only a single $2,500 fee each quarter for her attendance at

22

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

the Audit and Compliance Committee and Investment Committee meetings. The chairpersons of the Audit and Compliance Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

3. Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because

23

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all the Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for the Fund.

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, preferred securities and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

24

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

4. Securities and Other Investments

American Depositary Receipts and Non-Voting Depositary Receipts

ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. Non-Voting Depositary Receipts (“NVDRs”) represent financial interests in an issuer but the holder is not entitled to any voting rights. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers, and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Fund may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

Other Investment Company Securities and Exchange-Traded Products

The Fund may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies (“BDCs”), ETFs, unit investment trusts, and other investment companies of the Trust. The Fund may invest in securities of an investment company advised by the Manager or the Sub-Advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, the Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Publicly Traded Partnerships/Master Limited Partnerships (“MLPs”)

The Fund may invest in publicly traded partnerships such as MLPs. MLPs issue units that are registered with the SEC and are freely tradable on a securities exchange or in the OTC market. An MLP may have one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. The general partner or partners are jointly and severally responsible for the liabilities of the MLP. (An MLP also may be an

25

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

entity similar to a limited partnership, such as an LLC, which has one or more managers or managing members and non-managing members (who are like limited partners)). The Fund invests in an MLP as a limited partner and normally would not be liable for the debts of an MLP beyond the amount the Fund has invested therein, but it would not be shielded to the same extent that a shareholder of a corporation would be. In certain instances, creditors of an MLP would have the right to seek a return of capital that had been distributed to a limited partner. The right of an MLP’s creditors would continue even after the Fund had sold its investment in the partnership. MLPs typically invest in real estate and oil and gas equipment leasing assets, but they also finance entertainment, research and development, and other projects.

Real Estate Investment Trusts (“REITs”)

REITs are pooled investment vehicles that own, and often operate, income producing real estate (known as “equity REITs”) or invest in mortgages secured by loans on such real estate (known as “mortgage REITs”) or both (known as “hybrid REITs”). REITs are susceptible to the risks associated with direct ownership of real estate, such as declines in property values, increase in property taxes, operating expenses, rising interest rates or overbuilding, zoning changes, and losses from casualty or condemnation. REITs typically are subject to management fees and other expenses that are separate from those of the Fund.

5. Financial Derivative Instruments

The Fund may utilize derivative instruments to gain market exposure on cash balances or reduce market exposure in anticipation of liquidity needs. When considering the Fund’s use of derivatives, it is important to note that the Fund does not use derivatives for the purpose of creating financial leverage.

Futures Contracts

A futures contract is a contract to purchase or sell a particular security, or the cash value of an asset, such as securities, indices, or currencies, at a specified future date at a price agreed upon when the contract is made. Under many such contracts, no delivery of the actual underlying asset is required. Rather, upon the expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the asset (e.g., a security or an index) at expiration, net of the initial and variation margin that was previously paid. An equity index futures contract is based on the value of an underlying index. The Fund may, from time to time, use futures positions to equitize cash and expose its portfolio to changes in securities prices or index prices. This can magnify gains and losses in the Fund. The Fund also may have to sell assets at inopportune times to satisfy its settlement or collateral obligations. The risks associated with the use of futures contracts also include that there may be an imperfect correlation between the changes in market value of the prices of futures contracts and the assets underlying such contracts and that there may not be a liquid secondary market for a futures contract.

During the period ended April 30, 2024, the Fund entered into futures contracts primarily for exposing cash to markets.

The Fund’s average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of futures contracts. For the purpose of this disclosure, volume is measured by contracts outstanding at each quarter end.

Average Futures Contracts Outstanding
Fund	Period Ended April 30, 2024
Large Cap Value	408

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American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure(1):

Fair values of financial instruments on the Statement of Assets and Liabilities as of April 30, 2024:

	Derivatives not accounted for as hedging instruments

Liabilities:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Payable for variation margin from open futures contracts(2)	$-	$-	$-	$-	$(3,360,904)	$(3,360,904)

The effect of financial derivative instruments on the Statement of Operations as of April 30, 2024:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$-	$-	$-	$-	$16,090,262	$16,090,262

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$-	$-	$-	$-	$(411,774)	$(411,774)

(1) See Note 3 in the Notes to Financial Statements for additional information.

(2) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Offsetting Assets and Liabilities

The Fund is a party to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Fund employs multiple money managers and counterparties and has elected not to offset qualifying financial and derivative instruments on the Statement of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, April 30, 2024.

Offsetting of Financial and Derivative Assets as of April 30, 2024:
	Assets	Liabilities
Futures Contracts(1)	$-	$3,360,904

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$-	$3,360,904

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$-	$(3,360,904)

	Remaining Contractual Maturity of the Agreements As of April 30, 2024
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$25,445,042	$-	$-	$-	$25,445,042

Total Borrowings	$25,445,042	$-	$-	$-	$25,445,042

Gross amount of recognized liabilities for securities lending transactions					$25,445,042

(1) Includes cumulative appreciation or (depreciation) of futures contracts as reported in the Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

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American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

6. Principal Risks

Investing in the Fund may involve certain risks including, but not limited to, those described below.

Environmental, Social, and/or Governance Investing Risk

The use of environmental, social, and/or governance (“ESG”) considerations by a sub-advisor may cause the Fund to make different investments than funds that have a similar investment style but do not incorporate such considerations in their strategy. As with the use of any investment considerations involved in investment decisions, there is no guarantee that the use of any ESG investment considerations will result in the selection of issuers that will outperform other issuers or help reduce risk in the Fund. The Fund may underperform funds that do not incorporate these considerations.

Equity Investments Risk

Equity securities are subject to market risk. The Fund’s investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, REITs, depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Fund to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency exchange rate fluctuations, political and financial instability in the home country of a particular depositary receipt, less liquidity and more volatility, less government regulation and supervision and delays in transaction settlement.

Foreign Investing Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets. To the extent the Fund invests a significant portion of its assets in securities of a single country or region, it is more likely to be affected by events or conditions of that country or region.

Futures Contracts Risk

Futures contracts are derivative instruments where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. There may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes. There can be no assurance that any strategy used will succeed. There also can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that the Fund has previously bought or sold and this may result in the inability to close a futures contract when desired. Futures contracts may experience potentially dramatic price changes, which will increase

28

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

the volatility of the Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract).

Market Risk

The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Equity securities generally have greater price volatility than fixed-income securities, although under certain market conditions fixed-income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed-income and credit markets may negatively affect many issuers worldwide. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. The value of a security may decline due to adverse issuer-specific conditions, general market conditions unrelated to a particular issuer, or factors that affect a particular industry or industries. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole.

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets, which may disrupt economies and markets and adversely affect the value of your investment. Changes in value may be temporary or may last for extended periods.

Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, including the U.S. presidential election, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Multiple Sub-Advisor Risk

The Manager may allocate the Fund’s assets among multiple sub-advisors, each of which is responsible for investing its allocated portion of the Fund’s assets. To a significant extent, the Fund’s performance will depend on the success of the Manager in allocating the Fund’s assets to sub-advisors and its selection and oversight of the sub-advisors. Because each sub-advisor manages its allocated portion of the Fund independently from another sub-advisor, the same security may be held in different portions of the Fund, or may be acquired for one portion of the Fund at a time when a sub-advisor to another portion deems it appropriate to dispose of the security from that other portion, resulting in higher expenses without accomplishing any net result in the Fund’s holdings. Similarly, under some market conditions, one sub-advisor may believe that temporary, defensive investments in short-term

29

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

instruments or cash are appropriate when another sub-advisor believes continued exposure to the equity or debt markets is appropriate for its allocated portion of the Fund. Because each sub-advisor directs the trading for its own portion of the Fund, and does not aggregate its transactions with those of the other sub-advisors, the Fund may incur higher brokerage costs than would be the case if a single sub-adviser were managing the entire Fund. In addition, while the Manager seeks to allocate the Fund’s assets among the Fund’s sub-advisors in a manner that it believes is consistent with achieving the Fund’s investment objective(s), the Manager may be subject to potential conflicts of interest in allocating the Fund’s assets among sub-advisors, due to factors that could impact the Manager’s revenues and profits.

Other Investment Companies Risk

The Fund may invest in shares of other registered investment companies, including money market funds that are advised by the Manager. To the extent that the Fund invests in shares of other registered investment companies, the Fund will indirectly bear the fees and expenses, including for example advisory and administrative fees, charged by those investment companies in addition to the Fund’s direct fees and expenses and will be subject to the risks associated with investments in those companies. For example, the Fund’s investments in money market funds are subject to interest rate risk, credit risk, and market risk. The Fund must rely on the investment company in which it invests to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. To the extent the Fund invests in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, the Fund is subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject.

Recent Market Events Risk

Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in the Fund may be increased.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks began to raise interest rates as part of their efforts to address rising inflation. It is difficult to accurately predict the pace at which interest rates may continue to increase, the timing, frequency or magnitude of any such increases, or when such increases might stop. Additionally, various economic and political factors could cause the Federal Reserve or another foreign central bank to change their approach in the future and such actions may result in an economic slowdown in the U.S. and abroad. Unexpected increases in interest rates could lead to market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets. Additionally, high public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty.

In March 2023, the shutdown of certain financial institutions in the U.S. and questions regarding the viability of other financial institutions raised economic concerns over disruption in the U.S. and global banking systems. There can be no certainty that the actions taken by the U.S. or foreign governments will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. and global banking systems.

Some countries, including the U.S., have in recent years adopted more protectionist trade policies. Slowing global economic growth; risks associated with a trade agreement between the United Kingdom and the European Union; the risks associated with ongoing trade negotiations with China; and the possibility of changes to some

30

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

international trade agreements; political or economic dysfunction within some nations, including major producers of oil; and dramatic changes in commodity and currency prices could have adverse effects that cannot be foreseen at the present time.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities in the Middle East and between Russia and Ukraine, and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

Regulators in the U.S. have proposed and recently adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly-adopted regulations is not currently known. Additionally, it is not clear whether the proposed regulations will be adopted. However, due to the broad scope of the new and proposed regulations, certain changes could limit the Fund’s ability to pursue its investment strategies or make certain investments, or may make it more costly for the Fund to operate, which may impact performance.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

Sector Risk

Sector risk is the risk associated with the Fund holding a significant amount of investments in similar businesses, which would be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of the equity and debt securities of companies in a particular sector of the market to change. To the extent the Fund has substantial holdings within a particular sector, the risks to the Fund associated with that sector increase.

To the extent the Fund invests significantly in the financial services sector, the value of the Fund’s shares may be particularly vulnerable to factors affecting that sector, such as the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, extensive government regulation and price competition. The value of the Fund’s shares could experience significantly greater volatility than investment companies investing more broadly.

Securities Lending Risk

The Fund may lend its portfolio securities to brokers, dealers and financial institutions in order to obtain additional income. Borrowers of the Fund’s securities provide collateral either in the form of cash, which the Fund reinvests in securities or in the form of non-cash collateral consisting of securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities. The Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. The Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to cover its payment to the borrower of a pre-negotiated fee or “rebate” for the use of that cash collateral in connection with the loan. The Fund could also lose money due to a decline in the value of non-cash collateral. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions or could result in increased costs. Moreover, if the borrower becomes subject to insolvency or similar proceedings, the Fund could incur delays in its ability to enforce its rights in its collateral. There also is a risk that a borrower may default on its obligation to return loaned securities at a time when the value of the Fund’s collateral is inadequate. Although the Fund’s securities lending agent may indemnify the Fund

31

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

against that risk, it is also possible that the securities lending agent will be unable to satisfy its indemnification obligations. In any case in which the loaned securities are not returned to the Fund before an ex-dividend date, whether or not due to a default by the borrower, the payment in lieu of the dividend that the Fund receives from the securities’ borrower would not be treated as a dividend for federal income tax purposes and thus would not qualify for treatment as “qualified dividend income.”

7. Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

The Fund does not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended October 31, 2023 remain subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

As of April 30, 2024, the tax cost for the Fund and its respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Large Cap Value	$2,458,402,528	$1,053,966,777	$(79,015,222)	$974,951,555

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards retain their character as short-term and/or long-term and may be carried forward and applied against future realized capital gains with no expiration date.

As of October 31, 2023, the Fund did not have any capital loss carryforwards.

8. Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended April 30, 2024 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Sales (non-U.S. Government Securities)
Large Cap Value	$394,901,100	$524,305,795

32

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

A summary of the Fund’s transactions in the USG Select Fund for the period ended April 30, 2024 were as follows:

Fund	Type of Transaction	October 31, 2023 Shares/Fair Value	Purchases	Sales	April 30, 2024 Shares/Fair Value
Large Cap Value	Direct	$54,678,380	$649,572,362	$576,669,206	$127,581,536
Large Cap Value	Securities Lending	28,712,080	249,571,404	252,838,442	25,445,042

Affiliated Trades

Cross trades for the period ended April 30, 2024, if any, were executed by the Fund pursuant to procedures adopted by the Board to ensure compliance with Rule 17a-7 under the Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between the fund of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the Chief Compliance Officer (“CCO”) certifies to the Board that the 17a-7 transactions entered into by the funds complied with the Rule 17a-7 Procedures adopted by the Board.

For the period ended April 30, 2024, cross trades by the Fund under Rule 17a-7 were as follows:

Fund	Purchases	Sales	Net Realized Gain (Loss)
Large Cap Value	$385,837	$-	$-

9. Securities Lending

The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Fund’s Schedule of Investments and the collateral is shown on the Statement of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Fund continues to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In

33

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Fund would be subject to on the dividend.

Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of April 30, 2024, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Fair Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Large Cap Value	$78,193,166	$25,445,042	$56,966,370	$82,411,412

Cash collateral is listed on the Fund’s Schedule of Investments and is shown on the Statement of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statement of Operations.

Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund’s Schedule of Investments or Statement of Assets and Liabilities.

10. Borrowing Arrangements

Effective November 10, 2023 (the “Effective Date”), the Fund, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $100 million with interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed. Each of the Participating Funds paid a proportional amount of a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 8, 2024, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Committed Line was $100 million with an expiration date November 9, 2023.

On the Effective Date, the Fund, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $100 million with interest at a rate equal to the higher of (a) OBFR daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed on each outstanding loan. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 8, 2024, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Uncommitted Line was $100 million with an expiration date November 9, 2023.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Loan expense” on the Statement of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the period ended April 30, 2024, the Fund did not utilize these facilities.

34

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

11. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund:

	R5 Class
	Six Months Ended April 30, 2024		Year Ended October 31, 2023
	(unaudited)
Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	3,948,190	$102,704,305	5,030,633	$125,011,196
Reinvestment of dividends	1,914,495	48,857,904	4,651,691	109,872,932
Shares redeemed	(5,268,150)	(138,114,555)	(12,695,441)	(315,457,120)

Net increase (decrease) in shares outstanding	594,535	$13,447,654	(3,013,117)	$(80,572,992)

	Y Class
	Six Months Ended April 30, 2024		Year Ended October 31, 2023
	(unaudited)
Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	587,275	$15,126,109	1,520,418	$37,053,578
Reinvestment of dividends	381,833	9,626,029	822,067	19,195,272
Shares redeemed	(1,675,132)	(43,043,883)	(1,920,702)	(47,489,945)

Net increase (decrease) in shares outstanding	(706,024)	$(18,291,745)	421,783	$8,758,905

	Investor Class
	Six Months Ended April 30, 2024		Year Ended October 31, 2023
	(unaudited)
Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	1,023,576	$23,547,653	1,953,809	$42,458,307
Reinvestment of dividends	1,368,028	30,452,306	3,564,808	73,969,773
Shares redeemed	(6,048,330)	(136,989,633)	(8,345,996)	(180,334,525)

Net (decrease) in shares outstanding	(3,656,726)	$(82,989,674)	(2,827,379)	$(63,906,445)

	Advisor Class
	Six Months Ended April 30, 2024		Year Ended October 31, 2023
	(unaudited)
Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	40,210	$904,498	112,111	$2,376,104
Reinvestment of dividends	114,268	2,481,915	273,640	5,549,426
Shares redeemed	(326,513)	(7,352,656)	(437,149)	(9,075,373)

Net (decrease) in shares outstanding	(172,035)	$(3,966,243)	(51,398)	$(1,149,843)

	A Class
	Six Months Ended April 30, 2024		Year Ended October 31, 2023
	(unaudited)
Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	1,079,051	$23,814,727	191,336	$4,086,931
Reinvestment of dividends	30,925	671,373	84,266	1,708,076
Shares redeemed	(156,408)	(3,475,177)	(431,729)	(9,293,236)

Net increase (decrease) in shares outstanding	953,568	$21,010,923	(156,127)	$(3,498,229)

	C Class
	Six Months Ended April 30, 2024		Year Ended October 31, 2023
	(unaudited)
Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	13,030	$291,999	23,936	$497,121
Reinvestment of dividends	8,424	182,049	29,998	603,851
Shares redeemed	(71,666)	(1,588,881)	(108,342)	(2,280,316)

Net (decrease) in shares outstanding	(50,212)	$(1,114,833)	(54,408)	$(1,179,344)

35

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

	R6 Class
	Six Months Ended April 30, 2024		Year Ended October 31, 2023
	(unaudited)
Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	8,548,085	$222,318,718	11,725,900	$289,324,155
Reinvestment of dividends	2,243,858	57,240,801	4,259,311	100,562,339
Shares redeemed	(5,182,016)	(136,928,613)	(9,944,862)	(244,570,040)

Net increase in shares outstanding	5,609,927	$142,630,906	6,040,349	$145,316,454

12. Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

36

American Beacon Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Six Months Ended April 30, 2024		Year Ended October 31,
			2023	2022	2021	2020B	2019

	(unaudited)
Net asset value, beginning of period	$23.92		$26.21	$30.99	$23.36	$28.32	$28.41

Income (loss) from investment operations:
Net investment income	0.24		0.51	0.50	0.59	0.65	0.63
Net gains (losses) on investments (both realized and unrealized)	4.31		0.02	(2.11)	10.64	(2.89)	1.69

Total income (loss) from investment operations	4.55		0.53	(1.61)	11.23	(2.24)	2.32

Less distributions:
Dividends from net investment income	(0.46)		(0.43)	(0.39)	(0.49)	(0.62)	(0.55)
Distributions from net realized gains	(0.90)		(2.39)	(2.78)	(3.11)	(2.10)	(1.86)

Total distributions	(1.36)		(2.82)	(3.17)	(3.60)	(2.72)	(2.41)

Net asset value, end of period	$27.11		$23.92	$26.21	$30.99	$23.36	$28.32

Total returnC	19.37	%D	2.16%	(5.75)%	52.60%	(9.29)%	10.14%

Ratios and supplemental data:
Net assets, end of period	$1,195,076,021		$1,040,466,568	$1,218,988,715	$1,682,465,233	$1,807,587,315	$3,137,789,485
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.65	%E	0.64%	0.63%	0.63%	0.63%	0.63%
Expenses, net of reimbursements and/or recoupments	0.65	%E	0.64%	0.63%	0.63%	0.63%	0.63%
Net investment income, before expense reimbursements and/or recoupments	1.85	%E	1.78%	1.45%	1.30%	1.90%	2.07%
Net investment income, net of reimbursements and/or recoupments	1.85	%E	1.78%	1.45%	1.30%	1.90%	2.07%
Portfolio turnover rate	12	%D	25%	25%	23%	67%	23%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B	On January 17, 2020, Brandywine Global Investment Management, LLC was terminated and ceased managing assets of the Fund.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

37

American Beacon Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended April 30, 2024		Year Ended October 31,
			2023	2022	2021	2020A	2019

	(unaudited)
Net asset value, beginning of period	$23.63		$25.92	$30.68	$23.16	$28.10	$28.20

Income (loss) from investment operations:
Net investment income	0.22		0.45	0.37	0.38	0.39	0.56
Net gains (losses) on investments (both realized and unrealized)	4.26		0.06	(1.98)	10.73	(2.63)	1.72

Total income (loss) from investment operations	4.48		0.51	(1.61)	11.11	(2.24)	2.28

Less distributions:
Dividends from net investment income	(0.44)		(0.41)	(0.37)	(0.48)	(0.60)	(0.52)
Distributions from net realized gains	(0.90)		(2.39)	(2.78)	(3.11)	(2.10)	(1.86)

Total distributions	(1.34)		(2.80)	(3.15)	(3.59)	(2.70)	(2.38)

Net asset value, end of period	$26.77		$23.63	$25.92	$30.68	$23.16	$28.10

Total returnB	19.32	%C	2.09%	(5.81)%	52.47%	(9.35)%	10.05%

Ratios and supplemental data:
Net assets, end of period	$186,691,445		$181,490,071	$188,140,776	$258,183,363	$178,065,442	$301,457,382
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.71	%D	0.71%	0.70%	0.69%	0.70%	0.70%
Expenses, net of reimbursements and/or recoupments	0.71	%D	0.71%	0.70%	0.69%	0.70%	0.70%
Net investment income, before expense reimbursements and/or recoupments	1.79	%D	1.70%	1.38%	1.21%	1.84%	1.98%
Net investment income, net of reimbursements and/or recoupments	1.79	%D	1.70%	1.38%	1.21%	1.84%	1.98%
Portfolio turnover rate	12	%C	25%	25%	23%	67%	23%

A	On January 17, 2020, Brandywine Global Investment Management, LLC was terminated and ceased managing assets of the Fund.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

38

American Beacon Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended April 30, 2024		Year Ended October 31,
			2023		2022		2021		2020A		2019

	(unaudited)
Net asset value, beginning of period	$20.97		$23.30		$27.88		$21.32		$26.06		$26.33

Income (loss) from investment operations:
Net investment income	0.05		0.27		0.25		0.20		0.29		0.41
Net gains (losses) on investments (both realized and unrealized)	3.88		0.14		(1.76)		9.88		(2.41)		1.63

Total income (loss) from investment operations	3.93		0.41		(1.51)		10.08		(2.12)		2.04

Less distributions:
Dividends from net investment income	(0.38)		(0.35)		(0.29)		(0.41)		(0.52)		(0.45)
Distributions from net realized gains	(0.90)		(2.39)		(2.78)		(3.11)		(2.10)		(1.86)

Total distributions	(1.28)		(2.74)		(3.07)		(3.52)		(2.62)		(2.31)

Net asset value, end of period	$23.62		$20.97		$23.30		$27.88		$21.32		$26.06

Total returnB	19.13	%C	1.88%		(6.04)%		52.04%		(9.59)%		9.77%

Ratios and supplemental data:
Net assets, end of period	$505,231,367		$525,063,555		$649,409,067		$821,099,597		$707,970,431		$1,124,625,846
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.94	%D	0.94%		0.95%		0.98%		0.96%		0.96%
Expenses, net of reimbursements and/or recoupments	0.94	%D	0.94%		0.95%		0.98%		0.96%		0.96%
Net investment income, before expense reimbursements and/or recoupments	1.57	%D	1.48%		1.13%		0.93%		1.57%		1.74%
Net investment income, net of reimbursements and/or recoupments	1.57	%D	1.48%		1.13%		0.93%		1.57%		1.74%
Portfolio turnover rate	12	%C	25	%C	25	%C	23	%C	67	%C	23	%C

A	On January 17, 2020, Brandywine Global Investment Management, LLC was terminated and ceased managing assets of the Fund.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

39

American Beacon Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Advisor Class
	Six Months Ended April 30, 2024		Year Ended October 31,
			2023	2022	2021	2020A	2019

	(unaudited)
Net asset value, beginning of period	$20.46		$22.80	$27.36	$20.97	$25.68	$25.95

Income (loss) from investment operations:
Net investment income	0.05		0.26	0.14	0.26	0.24	0.47
Net gains (losses) on investments (both realized and unrealized)	3.77		0.10	(1.65)	9.62	(2.36)	1.52

Total income (loss) from investment operations	3.82		0.36	(1.51)	9.88	(2.12)	1.99

Less distributions:
Dividends from net investment income	(0.35)		(0.31)	(0.27)	(0.38)	(0.49)	(0.40)
Distributions from net realized gains	(0.90)		(2.39)	(2.78)	(3.11)	(2.10)	(1.86)

Total distributions	(1.25)		(2.70)	(3.05)	(3.49)	(2.59)	(2.26)

Net asset value, end of period	$23.03		$20.46	$22.80	$27.36	$20.97	$25.68

Total returnB	19.03	%C	1.69%	(6.17)%	51.89%	(9.73)%	9.64%

Ratios and supplemental data:
Net assets, end of period	$42,527,449		$41,289,229	$47,185,316	$63,521,926	$46,049,690	$66,077,449
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.12	%D	1.11%	1.10%	1.10%	1.10%	1.10%
Expenses, net of reimbursements and/or recoupments	1.12	%D	1.11%	1.10%	1.10%	1.10%	1.10%
Net investment income, before expense reimbursements and/or recoupments	1.38	%D	1.31%	0.98%	0.81%	1.42%	1.58%
Net investment income, net of reimbursements and/or recoupments	1.38	%D	1.31%	0.98%	0.81%	1.42%	1.58%
Portfolio turnover rate	12	%C	25%	25%	23%	67%	23%

A	On January 17, 2020, Brandywine Global Investment Management, LLC was terminated and ceased managing assets of the Fund.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

40

American Beacon Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended April 30, 2024		Year Ended October 31,
			2023		2022	2021		2020A	2019

	(unaudited)
Net asset value, beginning of period	$20.47		$22.86		$27.37	$20.96		$25.66	$26.00

Income (loss) from investment operations:
Net investment income	1.35		0.30	B	1.05	0.24	B	0.20	0.40
Net gains (losses) on investments (both realized and unrealized)	2.49		0.08		(2.51)	9.68		(2.29)	1.59

Total income (loss) from investment operations	3.84		0.38		(1.46)	9.92		(2.09)	1.99

Less distributions:
Dividends from net investment income	(0.37)		(0.38)		(0.27)	(0.40)		(0.51)	(0.47)
Distributions from net realized gains	(0.90)		(2.39)		(2.78)	(3.11)		(2.10)	(1.86)

Total distributions	(1.27)		(2.77)		(3.05)	(3.51)		(2.61)	(2.33)

Net asset value, end of period	$23.04		$20.47		$22.86	$27.37		$20.96	$25.66

Total returnC	19.16	%D	1.79%		(5.96)%	52.15%		(9.65)%	9.72%

Ratios and supplemental data:
Net assets, end of period	$35,460,514		$11,986,577		$16,953,764	$12,661,833		$25,792,400	$39,157,098
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.98	%E	1.00%		0.89%	0.96%		1.00%	1.01%
Expenses, net of reimbursements and/or recoupments	0.98	%E	1.00%		0.89%	0.96%		1.00%	1.01%
Net investment income, before expense reimbursements and/or recoupments	1.55	%E	1.42%		1.24%	0.98%		1.52%	1.68%
Net investment income, net of reimbursements and/or recoupments	1.55	%E	1.42%		1.24%	0.98%		1.52%	1.68%
Portfolio turnover rate	12	%D	25%		25%	23%		67%	23%

A	On January 17, 2020, Brandywine Global Investment Management, LLC was terminated and ceased managing assets of the Fund.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

41

American Beacon Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended April 30, 2024		Year Ended October 31,
			2023		2022	2021	2020A	2019

	(unaudited)
Net asset value, beginning of period	$20.21		$22.52		$27.07	$20.74	$25.43	$25.71

Income (loss) from investment operations:
Net investment income	0.09	B	0.15	B	0.07	0.16	0.08	0.26
Net gains (losses) on investments (both realized and unrealized)	3.62		0.09		(1.71)	9.49	(2.32)	1.57

Total income (loss) from investment operations	3.71		0.24		(1.64)	9.65	(2.24)	1.83

Less distributions:
Dividends from net investment income	(0.15)		(0.16)		(0.13)	(0.21)	(0.35)	(0.25)
Distributions from net realized gains	(0.90)		(2.39)		(2.78)	(3.11)	(2.10)	(1.86)

Total distributions	(1.05)		(2.55)		(2.91)	(3.32)	(2.45)	(2.11)

Net asset value, end of period	$22.87		$20.21		$22.52	$27.07	$20.74	$25.43

Total returnC	18.68	%D	1.11%		(6.74)%	51.05%	(10.26)%	8.94%

Ratios and supplemental data:
Net assets, end of period	$3,201,231		$3,842,593		$5,508,217	$6,898,120	$4,687,004	$6,811,169
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.71	%E	1.70%		1.69%	1.68%	1.68%	1.70%
Expenses, net of reimbursements and/or recoupments	1.71	%E	1.70%		1.69%	1.68%	1.68%	1.70	%F
Net investment income, before expense reimbursements and/or recoupments	0.80	%E	0.71%		0.40%	0.22%	0.84%	0.99%
Net investment income, net of reimbursements and/or recoupments	0.80	%E	0.71%		0.40%	0.22%	0.84%	0.99%
Portfolio turnover rate	12	%D	25%		25%	23%	67%	23%

A	On January 17, 2020, Brandywine Global Investment Management, LLC was terminated and ceased managing assets of the Fund.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	This ratio does not include a voluntary reimbursement of service fees as included in the prior year.

See accompanying notes

42

American Beacon Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	Six Months Ended April 30, 2024		Year Ended October 31,
			2023	2022	2021	2020A	2019

	(unaudited)
Net asset value, beginning of period	$23.92		$26.21	$30.99	$23.36	$28.31	$28.41

Income (loss) from investment operations:
Net investment income	0.28		0.48	0.45	0.36	0.56	0.61
Net gains (losses) on investments (both realized and unrealized)	4.27		0.05	(2.05)	10.88	(2.78)	1.71

Total income (loss) from investment operations	4.55		0.53	(1.60)	11.24	(2.22)	2.32

Less distributions:
Dividends from net investment income	(0.47)		(0.43)	(0.40)	(0.50)	(0.63)	(0.56)
Distributions from net realized gains	(0.90)		(2.39)	(2.78)	(3.11)	(2.10)	(1.86)

Total distributions	(1.37)		(2.82)	(3.18)	(3.61)	(2.73)	(2.42)

Net asset value, end of period	$27.10		$23.92	$26.21	$30.99	$23.36	$28.31

Total returnB	19.37	%C	2.19%	(5.72)%	52.65%	(9.23)%	10.15%

Ratios and supplemental data:
Net assets, end of period	$1,446,948,348		$1,143,016,407	$1,094,080,159	$1,242,662,760	$1,008,088,807	$739,517,062
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.61	%D	0.61%	0.60%	0.60%	0.62%	0.60%
Expenses, net of reimbursements and/or recoupments	0.61	%D	0.61%	0.60%	0.60%	0.59%	0.58%
Net investment income, before expense reimbursements and/or recoupments	1.86	%D	1.80%	1.49%	1.31%	1.90%	2.07%
Net investment income, net of reimbursements and/or recoupments	1.86	%D	1.80%	1.49%	1.31%	1.93%	2.09%
Portfolio turnover rate	12	%C	25%	25%	23%	67%	23%

A	On January 17, 2020, Brandywine Global Investment Management, LLC was terminated and ceased managing assets of the Fund.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

43

Disclosure Regarding the Approval of Interim Management and Investment

Advisory Agreements (Unaudited)

On December 29, 2023, Resolute Investment Managers, Inc. (“RIM”), the parent company of American Beacon Advisors, Inc. (“Manager”), and certain of its affiliates (collectively, “Resolute”), and their equity owners completed a transaction (“Transaction”) with certain creditors of RIM to strengthen Resolute’s capital structure (the “Closing”). In connection with the Closing, (i) Resolute Investment Holdings, LLC (“RIH”), Resolute Topco, Inc. (“Topco”), which was a wholly-owned subsidiary of RIH prior to the Closing, RIM, and certain of their affiliates, and (ii) the prior owners of approximately 93% of RIH, entered into an exchange agreement with certain creditors of RIM (the “New Ownership Group”) pursuant to which, among other things, new equity interests in Topco were issued to members of the New Ownership Group and the then-existing equity interests in RIH were retired and canceled.

Upon the Closing, the Manager became wholly owned indirectly by the New Ownership Group. This change in control was deemed to constitute an “assignment” under the Investment Company Act of 1940, as amended (“1940 Act”), of the (i) existing management agreement (“Prior Management Agreement”) between the Manager and American Beacon Funds (“Trust”) with respect to the American Beacon Large Cap Value Fund (the “Fund”) and the other series of the Trust (“Other Funds”), and (ii) existing investment advisory agreements (“Prior Investment Advisory Agreement”) among the Manager, each of Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow”), Hotchkis and Wiley Capital Management, LLC (“Hotchkis”) and Massachusetts Financial Services Company (“MFS”), and the Trust on behalf of the Fund. Barrow, Hotchkis and MFS are each referred to herein as a “Sub-Advisor.” As required by the 1940 Act, the Prior Management Agreement and Prior Investment Advisory Agreements (collectively, the “Prior Agreements”) provided for their automatic termination in the event of an assignment.

The Board of Trustees (“Trustees” or “Board”) of the Trust met by videoconference on July 7, 2023, and in-person on July 12, 2023 (“July Meetings”), to, among other matters, consider and approve with respect to the Fund and the Other Funds a new Management Agreement (“New Management Agreement”) and new Investment Advisory Agreements (each, a “New Investment Advisory Agreement”). The Trustees were advised that, following the approval of the New Management Agreement by the Fund’s shareholders, the New Management Agreement and New Investment Advisory Agreement with respect to the Fund (collectively, the “New Agreements”) would replace the Prior Agreements.

As of the Closing, shareholders of the Fund had not yet reached a quorum at their shareholder meeting to take action on the approval of the New Management Agreement. Accordingly, to provide for continuity of management and allow additional time for the Fund to achieve a quorum, at a meeting held by videoconference on December 13, 2023 (“December Meeting”), the Board approved the termination of the Prior Agreements and approved an interim Management Agreement (“Interim Management Agreement”) and interim Investment Advisory Agreements (collectively, with the Interim Management Agreement, the “Interim Agreements”) for the Fund pursuant to Rule 15a-4 under the 1940 Act. Each Interim Agreement became effective upon the Closing and continued in effect until the earlier of (1) May 27, 2024, or (2) approval of the New Management Agreement by the Fund’s shareholders, which was received at a shareholder meeting held on March 14, 2024.

In advance of the December Meeting, the Board requested and received detailed information from the Manager regarding the Transaction, the solicitation of the shareholders of the Fund and the Interim Agreements. At the December Meeting, the Board reviewed materials furnished by the Manager and met with senior representatives of the Manager and the Manager’s proxy solicitation firm. At that time, representatives of the Manager indicated their belief that the shareholders of the Fund would benefit from the Interim Agreements and that those agreements would not adversely affect the continued operation of the Fund, the capabilities of the key personnel of the Manager who currently manage the Fund to continue to provide services to the Fund at the current levels, or the capabilities of each Sub-Advisor to provide the same level of services to the Fund.

In evaluating the Interim Agreements, the Trustees considered that they generally have been satisfied with the nature and quality of the services provided to the Fund by the Manager and each Sub-Advisor, including investment advisory and administrative services, and that the Fund would be best served by an arrangement that appeared likely to maintain the continuity and stability of these services. The Trustees also considered the

44

Disclosure Regarding the Approval of Interim Management and Investment

Advisory Agreements (Unaudited)

Manager’s representation that there had been no material changes or developments relating to information provided by the Manager or each Sub-Advisor in connection with the Board’s most recent annual review of the Prior Agreements that had not previously been provided to the Board. The Trustees considered that the terms of each Interim Agreement are substantially identical to the corresponding Prior Agreement, and otherwise meet the requirements of Rule 15a-4. The Trustees further considered that, under the Interim Agreements, there have not been and will not be any changes to the Fund’s investment objectives, policies, principal investment strategies, fee rate schedules or portfolio management by the Manager or a Sub-Advisor.

In light of the process followed by the Board in connection with its consideration of the renewal of the Prior Agreements at meetings held on May 16, 2023 and June 6 and 7, 2023, and the approval of the New Agreements at the July Meetings, the Trustees determined that it was not necessary to repeat certain aspects of those reviews. Based on the considerations described above and the processes undertaken and the considerations weighed by the Board with respect to the renewal of the Prior Agreements and approval of the New Agreements, the Board approved the Interim Agreements at the December Meeting. The factors considered by the Board in connection with the renewal of the Prior Agreements and the Approval of the New Agreements are described in the sections of the Fund’s Annual Report dated October 31, 2023, titled “Disclosure Regarding the Renewal and Approval of Current Management and Investment Advisory Agreements,” and “Disclosure Regarding the Approval of New Management and Investment Advisory Agreements.”

45

American Beacon FundsSM

Results of Shareholder Meeting (Unaudited)

A special meeting of shareholders of each of the portfolios of the American Beacon Funds (the “Trust”) was held on October 27, 2023. The shareholders of the American Beacon Large Cap Value Fund (the “Fund”), a portfolio of the Trust, failed to approve a new management agreement between American Beacon Advisors, Inc. (“American Beacon”) and the Trust, with respect to the Fund. This proposal required a majority of the shareholders of the Fund to achieve a quorum: however, a quorum was not present for the Fund and therefore not enough votes in favor of the proposal. The meeting was adjourned to November 17, 2023, December 8, 2023, January 26, 2024, February 27, 2024, and once again to March 14, 2024. At the meeting on March 14, 2024, a quorum was achieved for the Fund, and the shareholders of the Fund approved a new management agreement between American Beacon and the Trust, with respect to the Fund, that became effective on the same date as a result of the change in control of American Beacon on December 29, 2023. Approval of these proposals required a majority of the outstanding voting securities of the Fund.

The following are the results of the shareholder votes for the proposals:

Fund	For	Against	Abstain	Non-Voting
American Beacon Large Cap Value Fund	51,166,674.43	1,785,151.88	11,746,192.08	64,297,002.21

46

Delivery of Documents

Shareholder reports are available online at www.americanbeaconfunds.com/reports. Please be advised that reports are no longer sent by mail. Instead, the reports are made available online, and you will be notified by mail each time a report is posted online. You will be provided with a website link to access the report. You may elect to receive all future reports in paper free of charge. You can request to continue receiving paper copies by calling 1-866-345-5954, or you may directly inform your financial intermediary. Detailed instructions are also included in your report notifications.

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-PORT as of the end of each fiscal quarter. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. The Forms N-PORT may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (800)-SEC-0330. A complete schedule of the Fund’s portfolio holdings is also available at www.americanbeaconfunds.com approximately twenty days after the end of each month.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT SS&C GIDS, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds and American Beacon Large Cap Value Fund are service marks of American Beacon Advisors, Inc.

SAR 04/24

American Beacon®
FUNDS

# 2024 SEMI-ANNUAL REPORT

## April 30, 2024

SMALL CAP VALUE FUND

SCV 0424

About American Beacon Advisors

Since 1986, American Beacon Advisors, Inc. has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

SMALL CAP VALUE FUND

Investing in small-capitalization stocks may involve greater volatility and lower liquidity than larger company stocks. Investing in value stocks may limit downside risk over time; however, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. To the extent the Fund invests more heavily in particular sectors, its performance will be sensitive to factors affecting those sectors. Financial sector companies are heavily regulated and particularly sensitive to interest rate fluctuations. The Fund’s incorporation of environmental, social and/or governance (ESG) considerations in its investment strategy may cause it to underperform funds that do not incorporate these considerations. The use of futures contracts for cash management may subject the Fund to losing more money than invested. The Fund participates in a securities lending program. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and the Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	April 30, 2024

Additional Fund Information	Back Cover

President’s Message

Dear Shareholders,

Will Rogers, the noted American humorist, actor, writer and cowboy, once said, “Even though you are on the right track – you will get run over if you just sit there.”

Just as roadmaps and timetables are important tools for choosing the best route when you travel, having a carefully considered investment plan may increase your likelihood of staying on track as you seek to preserve and grow your personal savings – and help ensure your risk exposure remains diversified across the global marketplace. With trusted financial professionals helping you make prudent adjustments to your investment portfolio, you may be better positioned to withstand the many obstacles you’re likely to encounter along life’s journey – especially during trying periods like today’s geopolitical turmoil and economic uncertainty.

At American Beacon, we endeavor to provide a broad range of disciplined investment strategies so that you may potentially reach your desired destination over the fullness of time. We are diligent in our oversight of the investment managers who serve as sub-advisors to our investment products. Since our firm’s inception as a pension fiduciary in 1986 and the launch of our first sub-advised, multi-manager mutual funds in 1987, we have continued expanding our innovative product offerings. And we are committed to applying a solutions-based, risk-managed approach in our pursuit of institutional wisdom while striving to generate earned alpha and enduring value.

Thank you for entrusting your financial future with American Beacon. For more information about our investment products or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gregory Stumm, CFA®, CAIA®

President

American Beacon Funds

1

American Beacon Small Cap Value FundSM

Performance Overview

April 30, 2024 (Unaudited)

The Investor Class of the American Beacon Small Cap Value Fund (the “Fund”) returned 18.17% for the six months ended April 30, 2024, slightly outperforming the Russell 2000® Value Index (the “Index”) return of 18.09% for the same period.

Total Returns for the Period ended April 30, 2024

	Ticker	6 Months*	1 Year	3 Years	5 Years	10 Years
R5 Class (1,6)	AVFIX	18.35%	16.06%	3.61%	8.13%	7.36%
Y Class (1,6)	ABSYX	18.34%	16.01%	3.53%	8.05%	7.28%
Investor Class (1,6)	AVPAX	18.17%	15.69%	3.26%	7.77%	7.01%
Advisor Class (1,6)	AASSX	18.07%	15.50%	3.10%	7.62%	6.84%
A without Sales Charge (1,2,6)	ABSAX	18.15%	15.60%	3.18%	7.68%	6.92%
A with Sales Charge (1,2,6)	ABSAX	11.35%	8.93%	1.17%	6.41%	6.29%
C without Sales Charge (1,3,6)	ASVCX	17.72%	14.79%	2.43%	6.91%	6.32%
C with Sales Charge (1,3,6)	ASVCX	16.72%	13.79%	2.43%	6.91%	6.32%
R6 Class (1,4,6)	AASRX	18.39%	16.10%	3.65%	8.17%	7.39%

Russell 2000® Value Index (5)		18.09%	14.03%	(0.67)%	5.96%	6.45%

*	Not Annualized.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. Please note that the recent performance of the securities market has helped produce short-term returns that are not typical and may not continue in the future.

2.

A portion of the fees charged to the A Class of the Fund was waived in 2014 and fully recovered in 2015. Performance prior to waiving fees was lower than the actual returns shown for 2014. The maximum sales charge for A Class is 5.75%.

3.

A portion of the fees charged to the C Class of the Fund was waived in 2018. Performance prior to waiving fees was lower than the actual returns shown in 2018. The maximum contingent deferred sales charge for C Class is 1.00% for shares redeemed within one year of the date of purchase.

4.

Fund performance for the five-year and ten-year periods represents the returns achieved by the R5 Class from 4/30/2014 through 2/28/2020, the inception date of the R6 Class, and the returns of the R6 Class since its inception. Expenses of the R6 Class are lower than those of the R5 Class. As a result, total returns shown may be lower than they would have been had the R6 Class been in existence since 4/30/2014.

5.

The Russell 2000® Value Index is an unmanaged index of those stocks in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 2000® Index is an unmanaged index comprised of approximately 2,000 smaller-capitalization stocks. Russell 2000 Value Index and Russell 2000 Index are registered trademarks of Frank Russell Company. American Beacon Funds is not promoted, sponsored or endorsed by, nor in any way affiliated with the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name of certain of the LSE Group companies. LSE Group is not responsible for and has not reviewed the American Beacon Small Cap Value Fund nor any associated literature or publications and LSE Group makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise. All rights in the Russell 2000 Index and the Russell 2000 Value Index (the “Indexes”) vest in the relevant LSE Group company which owns the Indexes. Russell 2000® is a trademark of the relevant LSE Group company and is used by any other LSE Group company under license. The Indexes are calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. The LSE Group does not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Indexes or (b) investment in or operation of the Fund. The LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Fund or the suitability of the Indexes for the purpose to which it is being put by the Manager. One cannot directly invest in an index.

6.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the R5, Y, Investor, Advisor, A, C, and R6 Class shares were 0.80%, 0.87%, 1.14%, 1.29%, 1.22%, 1.94%, and 0.77%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund slightly outperformed the Index due to positive sector allocation, which was partially offset by security selection during the period.

2

American Beacon Small Cap Value FundSM

Performance Overview

April 30, 2024 (Unaudited)

From a sector allocation perspective, overweight allocations to the Industrials and Materials sectors contributed positively to relative performance. Conversely, an underweight allocation to the Health Care sector and overweight allocation to the Consumer Staples sector detracted from relative performance.

From a stock selection standpoint, the Fund’s investments in the Financials and Communication Services sectors contributed to relative performance. In the Financials sector, contributors included SLM Corp. (up 65.3%) and Popular, Inc. (up 33.9%). The top contributor in the Communication Services sector was Stagwell, Inc. (up 44.4%). The aforementioned performance was offset by negative stock selection in the Consumer Discretionary and Health Care sectors. Within the Consumer Discretionary sector, Adient PLC (down 11.2%) and not owning Index position Carvana Co. (up 207.1%) detracted. Detractors from relative performance in the Health Care sector included Modivcare, Inc. (down 43.7%) and not owning index position Iovance Biotherapeutics, Inc. (up 208.4%).

The sub-advisors continue to focus on uncovering investment opportunities through stock selection that should benefit the Fund’s performance over the long term.

Top Ten Holdings (% Net Assets)
Adient PLC		1.1
Greenbrier Cos., Inc.		1.1
Arrow Electronics, Inc.		1.0
Fluor Corp.		1.0
Kaiser Aluminum Corp.		1.0
Coherent Corp.		0.9
Enerpac Tool Group Corp.		0.9
F5, Inc.		0.9
Flowserve Corp.		0.9
Texas Capital Bancshares, Inc.		0.9

Total Fund Holdings	475

Sector Allocation (% Equities)
Financials		23.1
Industrials		19.6
Consumer Discretionary		13.2
Information Technology		10.1
Materials		9.2
Energy		8.7
Real Estate		4.0
Utilities		3.5
Health Care		3.3
Consumer Staples		2.9
Communication Services		2.3
Exchange-Traded Instruments		0.1

3

American Beacon Small Cap Value FundSM

Expense Examples

April 30, 2024 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, if applicable, and (2) ongoing costs, including management fees, distribution (12b-1) fees, sub-transfer agent fees, and other Fund expenses. The Examples are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from November 1, 2023 through April 30, 2024.

Actual Expenses

The “Actual” lines of the tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and R5 Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the tables provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and R5 Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund, such as sales charges (loads) or redemption fees, as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

4

American Beacon Small Cap Value FundSM

Expense Examples

April 30, 2024 (Unaudited)

American Beacon Small Cap Value Fund

	Beginning Account Value 11/1/2023	Ending Account Value 4/30/2024	Expenses Paid During Period 11/1/2023-4/30/2024*
R5 Class
Actual	$1,000.00	$1,183.50	$4.29
Hypothetical**	$1,000.00	$1,020.94	$3.97
Y Class
Actual	$1,000.00	$1,183.40	$4.67
Hypothetical**	$1,000.00	$1,020.59	$4.32
Investor Class
Actual	$1,000.00	$1,181.70	$6.13
Hypothetical**	$1,000.00	$1,019.24	$5.67
Advisor Class
Actual	$1,000.00	$1,180.70	$6.94
Hypothetical**	$1,000.00	$1,018.50	$6.42
A Class
Actual	$1,000.00	$1,181.50	$6.56
Hypothetical**	$1,000.00	$1,018.85	$6.07
C Class
Actual	$1,000.00	$1,177.20	$10.45
Hypothetical**	$1,000.00	$1,015.27	$9.67
R6 Class
Actual	$1,000.00	$1,183.90	$4.13
Hypothetical**	$1,000.00	$1,021.08	$3.82

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.79%, 0.86%, 1.13%, 1.28%, 1.21%, 1.93%, and 0.76% for the R5, Y, Investor, Advisor, A, C, and R6 Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (182) by days in the year (366) to reflect the half-year period.

**	5% return before expenses.

5

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2024 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 91.46%

Communication Services - 2.24%

Diversified Telecommunication Services - 0.01%
ATN International, Inc.	25,490	$486,349

Entertainment - 0.39%
IMAX Corp.A	127,742	2,045,149
Lions Gate Entertainment Corp., Class AA	755,307	7,621,048
Lions Gate Entertainment Corp., Class BA	806,744	7,607,596
Marcus Corp.	46,557	607,103

		17,880,896

Interactive Media & Services - 0.33%
IAC, Inc.A	184,102	8,755,891
Shutterstock, Inc.	105,467	4,504,496
Ziff Davis, Inc.A	30,279	1,517,281

		14,777,668

Media - 1.51%
AMC Networks, Inc., Class AA	76,228	809,541
John Wiley & Sons, Inc., Class A	203,094	7,630,242
Magnite, Inc.A	515,015	4,547,582
National CineMedia, Inc.A	1,925,900	8,242,852
Scholastic Corp.	160,621	5,721,320
Stagwell, Inc.A B	5,526,749	32,884,157
TEGNA, Inc.	622,719	8,493,887

		68,329,581

Total Communication Services		101,474,494

Consumer Discretionary - 12.62%

Automobile Components - 2.52%
Adient PLCA	1,602,590	47,869,363
American Axle & Manufacturing Holdings, Inc.A	2,555,188	18,755,080
Gentherm, Inc.A	551,403	27,884,450
Goodyear Tire & Rubber Co.A	651,850	7,796,126
Patrick Industries, Inc.	41,494	4,335,708
Standard Motor Products, Inc.	31,828	1,021,679
Visteon Corp.A	59,949	6,632,158

		114,294,564

Automobiles - 0.08%
Winnebago Industries, Inc.	57,204	3,522,622

Broadline Retail - 0.62%
Kohl’s Corp.	263,237	6,301,894
Macy’s, Inc.	815,627	15,032,005
Nordstrom, Inc.	348,918	6,632,931

		27,966,830

Diversified Consumer Services - 0.31%
Graham Holdings Co., Class B	8,267	5,798,226
Perdoceo Education Corp.	156,122	2,857,032
Strategic Education, Inc.	45,669	5,244,628

		13,899,886

Hotels, Restaurants & Leisure - 2.16%
Bloomin’ Brands, Inc.	199,579	5,147,142
Chuy’s Holdings, Inc.A	68,720	2,024,491

See accompanying notes

6

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2024 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 91.46% (continued)

Consumer Discretionary - 12.62% (continued)

Hotels, Restaurants & Leisure - 2.16% (continued)
Dave & Buster’s Entertainment, Inc.A	343,817	$18,359,828
International Game Technology PLC	998,280	19,706,047
Marriott Vacations Worldwide Corp.	245,300	23,575,783
Papa John’s International, Inc.	202,850	12,513,817
Travel & Leisure Co.	385,424	16,781,361

		98,108,469

Household Durables - 2.38%
Beazer Homes USA, Inc.A	74,997	2,102,166
Cavco Industries, Inc.A	14,364	5,231,512
Century Communities, Inc.	72,409	5,743,482
Dream Finders Homes, Inc., Class AA	48,850	1,734,175
Ethan Allen Interiors, Inc.	58,424	1,649,894
Green Brick Partners, Inc.A	104,359	5,648,953
KB Home	181,203	11,734,706
La-Z-Boy, Inc.	80,415	2,640,829
Landsea Homes Corp.A	22,745	262,705
Legacy Housing Corp.A	39,441	803,413
Lovesac Co.A	180,712	4,008,192
M/I Homes, Inc.A	67,660	7,863,445
Meritage Homes Corp.	34,286	5,682,562
Newell Brands, Inc.	2,590,057	20,565,052
Sonos, Inc.A	241,024	4,073,306
Tri Pointe Homes, Inc.A	308,617	11,372,536
Whirlpool Corp.	106,778	10,128,961
Worthington Enterprises, Inc.	114,936	6,569,742

		107,815,631

Leisure Products - 0.07%
YETI Holdings, Inc.A	86,558	3,091,852

Specialty Retail - 3.27%
1-800-Flowers.com, Inc., Class AA	69,977	634,691
Academy Sports & Outdoors, Inc.	169,551	9,884,823
American Eagle Outfitters, Inc.	489,349	11,871,607
Arhaus, Inc.	511,760	6,478,882
Asbury Automotive Group, Inc.A	40,037	8,417,379
Buckle, Inc.	119,970	4,485,678
Build-A-Bear Workshop, Inc.	30,739	927,088
Caleres, Inc.	187,478	6,904,815
Designer Brands, Inc., Class A	95,447	886,703
Group 1 Automotive, Inc.	37,750	11,099,255
Guess?, Inc.B	127,665	3,418,869
Haverty Furniture Cos., Inc.	35,356	1,088,965
Leslie’s, Inc.A	106,006	416,604
MarineMax, Inc.A	51,271	1,264,855
Monro, Inc.	294,223	8,017,577
ODP Corp.A	512,915	26,112,503
OneWater Marine, Inc., Class AA B	3,484	72,154
Sally Beauty Holdings, Inc.A	249,344	2,705,382
Shoe Carnival, Inc.	62,408	2,086,923
Signet Jewelers Ltd.	105,357	10,328,147
Sonic Automotive, Inc., Class A	325,178	18,808,295
Urban Outfitters, Inc.A	243,654	9,492,760
Victoria’s Secret & Co.A	184,070	3,243,313

		148,647,268

See accompanying notes

7

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2024 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 91.46% (continued)

Consumer Discretionary - 12.62% (continued)

Textiles, Apparel & Luxury Goods - 1.21%
Carter’s, Inc.	184,037	$12,589,971
Columbia Sportswear Co.	97,296	7,747,680
Figs, Inc., Class AA	716,775	3,662,720
G-III Apparel Group Ltd.A	108,763	3,061,678
Levi Strauss & Co., Class A	388,358	8,240,957
Movado Group, Inc.	35,616	907,140
Oxford Industries, Inc.	42,184	4,546,592
PVH Corp.	24,304	2,644,275
VF Corp.	942,745	11,746,603

		55,147,616

Total Consumer Discretionary		572,494,738

Consumer Staples - 2.42%

Beverages - 0.86%
Boston Beer Co., Inc., Class AA	24,612	6,852,227
Primo Water Corp.	1,703,250	32,140,327

		38,992,554

Consumer Staples Distribution & Retail - 0.09%
Ingles Markets, Inc., Class A	33,603	2,411,015
SpartanNash Co.	82,286	1,570,840

		3,981,855

Food Products - 1.36%
Darling Ingredients, Inc.A	593,866	25,162,103
Fresh Del Monte Produce, Inc.	108,500	2,774,345
Hain Celestial Group, Inc.A	2,477,048	15,209,075
J & J Snack Foods Corp.	131,900	18,108,551
Seneca Foods Corp., Class AA	12,593	731,527

		61,985,601

Personal Products - 0.04%
Herbalife Ltd.A	227,655	1,969,216

Tobacco - 0.07%
Universal Corp.	58,442	3,005,672

Total Consumer Staples		109,934,898

Energy - 7.72%

Energy Equipment & Services - 3.55%
Atlas Energy Solutions, Inc.B	1,172,104	26,032,430
Bristow Group, Inc.A	67,335	1,771,584
Cactus, Inc., Class A	158,120	7,849,077
Dril-Quip, Inc.A	104,958	1,908,136
Expro Group Holdings NVA	857,513	16,086,944
Helix Energy Solutions Group, Inc.A	362,344	3,891,575
Helmerich & Payne, Inc.	564,436	22,199,268
Liberty Energy, Inc.	776,743	17,088,346
NOV, Inc.	1,736,000	32,098,640
Patterson-UTI Energy, Inc.	2,087,451	22,586,220
ProPetro Holding Corp.A	253,441	2,210,005
RPC, Inc.	512,225	3,426,785
Select Water Solutions, Inc.	238,912	2,207,547
Transocean Ltd.A B	366,405	1,912,634

		161,269,191

See accompanying notes

8

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2024 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 91.46% (continued)

Energy - 7.72% (continued)

Oil, Gas & Consumable Fuels - 4.17%
Antero Resources Corp.A	367,465	$12,497,485
APA Corp.	346,839	10,904,618
Berry Corp.	1,756,645	14,913,916
California Resources Corp.	267,491	14,139,574
Centrus Energy Corp., Class AA	35,552	1,526,247
CNX Resources Corp.A	862,304	20,281,390
Comstock Resources, Inc.B	801,369	8,061,772
CONSOL Energy, Inc.	71,313	5,901,864
Crescent Energy Co., Class A	350,900	3,733,576
Delek U.S. Holdings, Inc.	146,972	4,016,745
International Seaways, Inc.	116,301	6,430,282
Kinetik Holdings, Inc.	58,387	2,238,558
Magnolia Oil & Gas Corp., Class AB	345,736	8,667,602
NextDecade Corp.A B	561,460	3,604,573
Northern Oil & Gas, Inc.	239,732	9,778,668
Overseas Shipholding Group, Inc., Class A	168,728	1,025,866
Par Pacific Holdings, Inc.A	141,608	4,361,526
PBF Energy, Inc., Class A	163,282	8,698,032
Peabody Energy Corp.	305,184	6,695,737
Range Resources Corp.	97,506	3,501,440
SilverBow Resources, Inc.A	42,023	1,290,947
Sitio Royalties Corp., Class A	887,333	20,621,619
Viper Energy, Inc.	375,749	14,338,582
World Kinect Corp.	82,917	1,951,278

		189,181,897

Total Energy		350,451,088

Financials - 20.24%

Banks - 11.03%
Amalgamated Financial Corp.	46,345	1,137,306
Ameris Bancorp	125,294	5,948,959
Associated Banc-Corp.	344,641	7,261,586
Atlantic Union Bankshares Corp.	135,858	4,316,209
Axos Financial, Inc.A	113,538	5,746,158
Bank OZK	208,518	9,310,329
BankUnited, Inc.	42,338	1,131,695
Bar Harbor Bankshares	25,984	651,679
Business First Bancshares, Inc.	36,893	744,870
Byline Bancorp, Inc.	82,669	1,791,437
Cadence Bank	333,995	9,241,642
Cathay General Bancorp	135,009	4,649,710
Central Pacific Financial Corp.	14,162	282,390
Columbia Banking System, Inc.	1,812,599	34,094,987
Community Trust Bancorp, Inc.	33,591	1,411,158
CrossFirst Bankshares, Inc.A	89,286	1,078,575
Cullen/Frost Bankers, Inc.	128,655	13,423,863
Customers Bancorp, Inc.A	59,252	2,706,039
Eastern Bankshares, Inc.	98,232	1,233,794
Enterprise Financial Services Corp.	60,335	2,293,333
Farmers National Banc Corp.	69,597	823,333
FB Financial Corp.	84,767	3,106,711
First Bancshares, Inc.	56,046	1,341,741
First Busey Corp.	102,610	2,292,307
First Commonwealth Financial Corp.	193,757	2,555,655
First Financial Bancorp	172,370	3,811,101

See accompanying notes

9

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2024 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 91.46% (continued)

Financials - 20.24% (continued)

Banks - 11.03% (continued)
First Hawaiian, Inc.	1,490,960	$31,444,346
First Horizon Corp.	1,359,390	20,282,099
First Interstate BancSystem, Inc., Class A	59,158	1,579,519
First Merchants Corp.	33,737	1,127,491
FNB Corp.	649,992	8,670,893
Fulton Financial Corp.	298,486	4,939,943
Glacier Bancorp, Inc.	541,147	19,578,699
Great Southern Bancorp, Inc.	21,986	1,130,080
Hancock Whitney Corp.	72,761	3,302,622
Heritage Financial Corp.	231,047	4,098,774
Hilltop Holdings, Inc.	295,946	8,659,380
HomeTrust Bancshares, Inc.	32,872	844,810
Independent Bank Corp.	41,740	1,641,057
Independent Bank Group, Inc.	12,425	462,707
International Bancshares Corp.	117,417	6,534,256
Lakeland Bancorp, Inc.	33,355	406,598
Live Oak Bancshares, Inc.	672,006	21,719,234
Mercantile Bank Corp.	30,293	1,092,971
Midland States Bancorp, Inc.	39,469	864,371
National Bank Holdings Corp., Class A	558,435	18,277,578
NBT Bancorp, Inc.	343,424	12,023,274
Nicolet Bankshares, Inc.	14,136	1,081,828
Northwest Bancshares, Inc.	191,434	2,029,200
Old National Bancorp	556,656	9,207,090
Old Second Bancorp, Inc.	82,964	1,136,607
Origin Bancorp, Inc.	24,796	736,441
Pacific Premier Bancorp, Inc.	54,571	1,173,277
Pathward Financial, Inc.	47,351	2,385,070
Peoples Bancorp, Inc.	66,964	1,944,635
Pinnacle Financial Partners, Inc.	165,339	12,681,501
Preferred Bank	28,214	2,135,518
Prosperity Bancshares, Inc.	271,804	16,843,694
Provident Financial Services, Inc.	109,602	1,608,957
QCR Holdings, Inc.	31,666	1,740,363
Renasant Corp.	16,820	488,789
S&T Bancorp, Inc.	69,300	2,089,395
Seacoast Banking Corp. of Florida	1,119,248	25,821,051
Simmons First National Corp., Class A	155,844	2,663,374
SmartFinancial, Inc.	20,138	413,836
Southern Missouri Bancorp, Inc.	20,847	835,965
SouthState Corp.	80,519	6,095,288
Synovus Financial Corp.	187,500	6,710,625
Texas Capital Bancshares, Inc.A	673,372	38,651,553
Triumph Financial, Inc.A	382,887	26,939,929
TrustCo Bank Corp.	30,813	820,242
Trustmark Corp.	18,350	543,160
UMB Financial Corp.	151,799	12,092,308
United Bankshares, Inc.	75,668	2,456,183
United Community Banks, Inc.	244,379	6,165,682
Valley National Bancorp	152,530	1,069,235
WaFd, Inc.	182,718	4,949,831
Webster Financial Corp.	222,483	9,751,430
WesBanco, Inc.	33,317	899,559
Westamerica BanCorp	48,768	2,270,150
WSFS Financial Corp.	72,057	3,078,996

		500,578,031

See accompanying notes

10

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2024 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 91.46% (continued)

Financials - 20.24% (continued)

Capital Markets - 1.58%
Cohen & Steers, Inc.	84,153	$5,788,043
Evercore, Inc., Class A	23,359	4,239,659
Federated Hermes, Inc.	198,609	6,524,306
Janus Henderson Group PLC	300,049	9,367,530
Oppenheimer Holdings, Inc., Class A	20,305	813,215
Perella Weinberg Partners	328,791	4,905,562
StepStone Group, Inc., Class A	230,484	8,313,558
Stifel Financial Corp.	133,297	10,653,096
StoneX Group, Inc.A	59,118	4,291,967
Victory Capital Holdings, Inc., Class A	124,497	6,331,917
Virtus Investment Partners, Inc.	11,051	2,423,705
WisdomTree, Inc.B	896,248	7,976,607

		71,629,165

Consumer Finance - 1.24%
Bread Financial Holdings, Inc.	95,118	3,510,806
Encore Capital Group, Inc.A	44,443	1,826,163
Enova International, Inc.A	58,277	3,527,507
EZCORP, Inc., Class AA	98,649	1,083,166
Navient Corp.	254,268	3,819,105
Nelnet, Inc., Class A	33,094	3,116,793
PRA Group, Inc.A	326,976	7,778,759
SLM Corp.	1,499,980	31,784,576

		56,446,875

Financial Services - 2.24%
Acacia Research Corp.A	184,811	900,030
Burford Capital Ltd.	1,328,385	20,311,007
Cannae Holdings, Inc.A	369,490	7,186,580
Essent Group Ltd.	282,820	14,980,975
Euronet Worldwide, Inc.A	43,422	4,458,571
Jackson Financial, Inc., Class A	155,018	10,590,830
Merchants Bancorp	51,401	2,073,002
MGIC Investment Corp.	479,845	9,731,257
NMI Holdings, Inc., Class AA	155,757	4,806,661
PennyMac Financial Services, Inc.	94,438	8,087,670
Radian Group, Inc.	297,911	8,898,602
Repay Holdings Corp.A	481,254	4,894,353
WEX, Inc.A	23,643	4,994,820

		101,914,358

Insurance - 3.67%
Ambac Financial Group, Inc.A	84,206	1,216,777
Assured Guaranty Ltd.	110,927	8,508,101
Axis Capital Holdings Ltd.	158,178	9,701,057
Brighthouse Financial, Inc.A	124,180	5,991,685
CNO Financial Group, Inc.	356,073	9,375,402
Donegal Group, Inc., Class A	50,771	682,362
Employers Holdings, Inc.	49,874	2,124,134
Enstar Group Ltd.A	131,540	38,195,270
First American Financial Corp.	244,734	13,110,400
Genworth Financial, Inc., Class AA	887,583	5,263,367
Global Indemnity Group LLC, Class A	335,812	10,541,139
Horace Mann Educators Corp.	659,313	24,302,277
Kemper Corp.	400,555	23,356,362
Lincoln National Corp.	50,939	1,389,106

See accompanying notes

11

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2024 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 91.46% (continued)

Financials - 20.24% (continued)

Insurance - 3.67% (continued)
Selective Insurance Group, Inc.	62,494	$6,352,515
White Mountains Insurance Group Ltd.	3,544	6,301,728

		166,411,682

IT Services - 0.06%
Western Union Co.	191,899	2,579,122

Mortgage Real Estate Investment Trusts (REITs) - 0.42%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.B	756,773	18,926,893

Total Financials		918,486,126

Health Care - 3.15%

Biotechnology - 0.19%
Alkermes PLCA	350,650	8,604,951

Health Care Equipment & Supplies - 0.50%
Globus Medical, Inc., Class AA	231,714	11,537,040
Integer Holdings Corp.A	44,198	4,933,823
Omnicell, Inc.A	197,876	5,305,055
OraSure Technologies, Inc.A	138,964	735,120

		22,511,038

Health Care Providers & Services - 0.84%
Acadia Healthcare Co., Inc.A	106,924	7,905,961
Encompass Health Corp.	163,755	13,653,892
Ensign Group, Inc.	30,288	3,584,888
ModivCare, Inc.A	296,933	6,969,017
R1 RCM, Inc.A	507,928	6,242,435

		38,356,193

Health Care Technology - 0.33%
Evolent Health, Inc., Class AA	435,116	12,070,118
Health Catalyst, Inc.A	446,793	2,779,052

		14,849,170

Life Sciences Tools & Services - 0.14%
Azenta, Inc.A	121,080	6,351,857

Pharmaceuticals - 1.15%
Organon & Co.	838,195	15,598,809
Perrigo Co. PLC	1,127,090	36,810,759

		52,409,568

Total Health Care		143,082,777

Industrials - 18.87%

Aerospace & Defense - 0.80%
AeroVironment, Inc.A	25,923	4,142,236
BWX Technologies, Inc.	212,581	20,358,882
Ducommun, Inc.A	27,629	1,494,453
Kratos Defense & Security Solutions, Inc.A	377,055	6,719,120
Mercury Systems, Inc.A	132,567	3,738,390

		36,453,081

See accompanying notes

12

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2024 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 91.46% (continued)

Industrials - 18.87% (continued)

Air Freight & Logistics - 0.32%
Air Transport Services Group, Inc.A	1,140,848	$14,625,671

Building Products - 0.74%
AZEK Co., Inc.A	9,543	435,542
Gibraltar Industries, Inc.A	459,895	32,864,097
Zurn Elkay Water Solutions Corp.	15,339	479,804

		33,779,443

Commercial Services & Supplies - 2.03%
ACCO Brands Corp.	225,723	1,087,985
Aris Water Solutions, Inc., Class A	546,270	7,664,168
Brink’s Co.	148,520	12,989,559
CoreCivic, Inc.A	267,753	3,989,520
Deluxe Corp.	765,145	15,111,614
Enviri Corp.A	2,320,767	18,055,567
GEO Group, Inc.A	289,997	4,309,355
Interface, Inc.	1,258,059	19,235,722
MillerKnoll, Inc.	288,341	7,332,512
Quad/Graphics, Inc.	481,638	2,162,555

		91,938,557

Construction & Engineering - 2.29%
Centuri Holdings, Inc.A	47,964	1,187,109
EMCOR Group, Inc.	19,512	6,969,101
Fluor Corp.A	1,110,184	44,773,721
Granite Construction, Inc.	444,528	24,671,304
Matrix Service Co.A	206,719	2,327,656
Tutor Perini Corp.A	119,625	1,989,364
WillScot Mobile Mini Holdings Corp.A	593,866	21,949,287

		103,867,542

Electrical Equipment - 0.81%
Encore Wire Corp.	1,046	292,211
EnerSys	305,627	27,643,962
GrafTech International Ltd.	566,968	975,185
Sensata Technologies Holding PLC	210,094	8,048,701

		36,960,059

Ground Transportation - 1.10%
Covenant Logistics Group, Inc.	19,638	887,441
Ryder System, Inc.	86,293	10,514,802
Schneider National, Inc., Class B	232,053	4,798,856
U-Haul Holding Co., NVDR	245,200	15,035,664
Universal Logistics Holdings, Inc.	34,617	1,546,688
Werner Enterprises, Inc.	495,092	16,932,146

		49,715,597

Machinery - 6.36%
Allison Transmission Holdings, Inc.	103,782	7,633,166
Astec Industries, Inc.	80,089	3,347,720
Atmus Filtration Technologies, Inc.A	360,800	10,928,632
Barnes Group, Inc.	420,007	14,582,643
Columbus McKinnon Corp.	189,906	7,837,421
Enerpac Tool Group Corp.	1,106,559	39,426,697
Enpro Industries, Inc.	44,331	6,655,413

See accompanying notes

13

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2024 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 91.46% (continued)

Industrials - 18.87% (continued)

Machinery - 6.36% (continued)
Flowserve Corp.	843,460	$39,777,574
Greenbrier Cos., Inc.	1,008,626	49,816,038
Helios Technologies, Inc.	386,641	17,437,509
Hyster-Yale Materials Handling, Inc.	33,312	1,951,084
Kennametal, Inc.	890,799	20,960,500
Lindsay Corp.	51,622	5,995,895
Miller Industries, Inc.	145,698	7,096,950
Proto Labs, Inc.A	166,251	5,067,330
Standex International Corp.	109,396	18,912,381
Terex Corp.	159,273	8,927,252
Timken Co.	201,900	18,013,518
Titan International, Inc.A	165,299	1,821,595
Wabash National Corp.	105,971	2,448,990

		288,638,308

Marine Transportation - 0.84%
Genco Shipping & Trading Ltd.	101,604	2,168,229
Kirby Corp.A	328,189	35,815,266

		37,983,495

Passenger Airlines - 0.09%
SkyWest, Inc.A	57,252	4,181,113

Professional Services - 1.82%
CSG Systems International, Inc.	153,171	7,235,798
Heidrick & Struggles International, Inc.	46,216	1,362,448
Hudson Global, Inc.A	57,162	928,882
KBR, Inc.	230,654	14,978,671
Kelly Services, Inc., Class A	76,050	1,744,587
Korn Ferry	350,845	21,303,308
Legalzoom.com, Inc.A	175,820	2,101,049
ManpowerGroup, Inc.	433,624	32,716,931

		82,371,674

Trading Companies & Distributors - 1.67%
Air Lease Corp.	255,278	12,825,167
BlueLinx Holdings, Inc.A	17,072	1,872,286
Boise Cascade Co.	111,965	14,809,611
DNOW, Inc.A	1,609,690	22,712,726
DXP Enterprises, Inc.A	37,200	1,813,872
GMS, Inc.A	76,815	7,106,924
Hudson Technologies, Inc.A	103,647	1,028,178
MRC Global, Inc.A	193,769	2,176,026
MSC Industrial Direct Co., Inc., Class A	47,960	4,375,870
Rush Enterprises, Inc., Class A	160,387	7,044,197

		75,764,857

Total Industrials		856,279,397

Information Technology - 8.45%

Communications Equipment - 2.27%
Calix, Inc.A	90,091	2,498,223
Ciena Corp.A	586,052	27,093,184
F5, Inc.A	252,924	41,810,867
Infinera Corp.A B	3,977,342	19,170,789
Lumentum Holdings, Inc.A	163,599	7,159,092

See accompanying notes

14

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2024 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 91.46% (continued)

Information Technology - 8.45% (continued)

Communications Equipment - 2.27% (continued)
NETGEAR, Inc.A	70,531	$1,042,448
Viavi Solutions, Inc.A	532,871	4,209,681

		102,984,284

Electronic Equipment, Instruments & Components - 4.06%
Advanced Energy Industries, Inc.	33,695	3,229,329
Arrow Electronics, Inc.A	352,641	45,021,677
Avnet, Inc.	214,893	10,501,821
Bel Fuse, Inc., Class B	25,203	1,479,920
Belden, Inc.	262,398	21,325,086
Benchmark Electronics, Inc.	85,089	2,570,539
Coherent Corp.A	773,589	42,261,167
Daktronics, Inc.A	109,834	1,037,931
Itron, Inc.A	8,952	824,658
Kimball Electronics, Inc.A	57,082	1,194,726
nLight, Inc.A	438,702	4,996,816
Plexus Corp.A	167,833	16,952,811
ScanSource, Inc.A	59,893	2,492,747
TTM Technologies, Inc.A	242,282	3,617,270
Vishay Intertechnology, Inc.	1,146,638	26,533,203

		184,039,701

Professional Services - 0.10%
ASGN, Inc.A	49,500	4,774,275

Semiconductors & Semiconductor Equipment - 1.32%
Cohu, Inc.A	122,145	3,703,436
Diodes, Inc.A	408,510	29,825,315
MaxLinear, Inc.A	407,779	8,477,726
MKS Instruments, Inc.	93,596	11,136,052
Synaptics, Inc.A	74,100	6,666,036

		59,808,565

Software - 0.51%
A10 Networks, Inc.	1,009,248	13,180,779
Adeia, Inc.	255,412	2,513,254
Zuora, Inc., Class AA	761,897	7,512,304

		23,206,337

Technology Hardware, Storage & Peripherals - 0.19%
Corsair Gaming, Inc.A	426,656	4,735,882
Xerox Holdings Corp.	297,405	3,952,512

		8,688,394

Total Information Technology		383,501,556

Materials - 8.45%

Chemicals - 3.27%
Ashland, Inc.	224,240	21,376,799
Avient Corp.	328,029	13,914,990
Cabot Corp.	336,003	30,653,554
Ecovyst, Inc.A	2,330,816	21,979,595
Koppers Holdings, Inc.	38,724	1,985,767
Olin Corp.	439,975	23,001,893
Scotts Miracle-Gro Co.B	260,048	17,823,690

See accompanying notes

15

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2024 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 91.46% (continued)

Materials - 8.45% (continued)

Chemicals - 3.27% (continued)
Stepan Co.	152,784	$12,679,544
Tronox Holdings PLC	296,798	5,042,598

		148,458,430

Construction Materials - 0.17%
Knife River Corp.A	95,162	7,440,717

Containers & Packaging - 0.94%
Greif, Inc., Class A	58,569	3,589,108
Sealed Air Corp.	458,999	14,449,288
Silgan Holdings, Inc.	186,639	8,708,576
Sonoco Products Co.	282,996	15,861,926

		42,608,898

Metals & Mining - 3.90%
Alcoa Corp.	98,593	3,464,558
Alpha Metallurgical Resources, Inc.	26,885	8,794,621
Arch Resources, Inc.	43,615	6,925,190
ATI, Inc.A	593,866	35,453,800
Carpenter Technology Corp.	103,863	8,901,059
Elah Holdings, Inc.A	3,209	83,434
Ferroglobe PLC	2,922,448	15,342,852
Kaiser Aluminum Corp.	516,303	46,720,258
Materion Corp.	233,944	26,889,523
Metallus, Inc.A	73,493	1,511,016
MP Materials Corp.A B	347,754	5,564,064
Olympic Steel, Inc.	21,054	1,338,403
Radius Recycling, Inc.	236,194	4,114,500
Ryerson Holding Corp.	62,259	1,777,494
SunCoke Energy, Inc.	155,493	1,603,133
Warrior Met Coal, Inc.	124,374	8,500,963

		176,984,868

Paper & Forest Products - 0.17%
Clearwater Paper Corp.A	38,080	1,715,123
Sylvamo Corp.	97,986	6,124,125

		7,839,248

Total Materials		383,332,161

Real Estate - 3.89%

Diversified REITs - 0.30%
Americold Realty Trust, Inc.	609,243	13,385,069

Health Care REITs - 0.21%
CareTrust REIT, Inc.	135,316	3,345,011
Healthpeak Properties, Inc.	343,075	6,384,626

		9,729,637

Hotel & Resort REITs - 0.17%
Sunstone Hotel Investors, Inc.	757,038	7,721,788

Industrial REITs - 0.53%
First Industrial Realty Trust, Inc.	348,564	15,831,777
STAG Industrial, Inc.	121,814	4,189,184
Terreno Realty Corp.	71,067	3,862,491

		23,883,452

See accompanying notes

16

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2024 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 91.46% (continued)

Real Estate - 3.89% (continued)

Office REITs - 0.16%
Douglas Emmett, Inc.	276,925	$3,796,641
Highwoods Properties, Inc.	140,659	3,685,266

		7,481,907

Real Estate Management & Development - 1.23%
Douglas Elliman, Inc.A	628,648	854,961
Howard Hughes Holdings, Inc.A	90,690	5,909,360
Jones Lang LaSalle, Inc.A	133,500	24,123,450
Newmark Group, Inc., Class A	542,859	5,195,161
RMR Group, Inc., Class A	358,673	8,507,724
Seritage Growth Properties, Class AA B	1,108,139	10,350,018
Tejon Ranch Co.A	50,597	849,018

		55,789,692

Retail REITs - 0.79%
Agree Realty Corp.	393,643	22,524,252
NETSTREIT Corp.	572,429	9,645,429
Urban Edge Properties	222,152	3,716,603

		35,886,284

Specialized REITs - 0.50%
PotlatchDeltic Corp.	561,797	22,477,498

Total Real Estate		176,355,327

Utilities - 3.41%

Electric Utilities - 1.43%
ALLETE, Inc.	269,181	15,940,899
Genie Energy Ltd., Class B	58,776	898,685
IDACORP, Inc.	174,258	16,516,173
PNM Resources, Inc.	198,628	7,361,154
Portland General Electric Co.	560,028	24,210,010

		64,926,921

Gas Utilities - 0.72%
Chesapeake Utilities Corp.	73,045	7,733,274
Southwest Gas Holdings, Inc.	109,366	8,160,891
Spire, Inc.	19,788	1,222,701
UGI Corp.	605,257	15,470,369

		32,587,235

Multi-Utilities - 0.97%
Avista Corp.	870,109	31,306,522
Black Hills Corp.	152,163	8,353,749
Northwestern Energy Group, Inc.	89,797	4,529,360

		44,189,631

Water Utilities - 0.29%
California Water Service Group	265,999	13,065,871

Total Utilities		154,769,658

Total Common Stocks (Cost $3,572,387,170)		4,150,162,220

See accompanying notes

17

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2024 (Unaudited)

	Shares	Fair Value

EXCHANGE-TRADED INSTRUMENTS - 0.12% (Cost $5,268,919)

Exchange-Traded Funds - 0.12%
iShares Russell 2000 Value ETF	34,802	$5,186,890

FOREIGN COMMON STOCKS - 4.81%

Consumer Discretionary - 0.13%

Hotels, Restaurants & Leisure - 0.13%
Genius Sports Ltd.A	1,194,557	6,020,567

Consumer Staples - 0.32%

Food Products - 0.32%
SunOpta, Inc.A	2,203,557	14,433,298

Energy - 0.69%

Oil, Gas & Consumable Fuels - 0.69%
Kosmos Energy Ltd.A	4,257,931	24,142,469
Baytex Energy Corp.	1,958,742	7,266,933

Total Energy		31,409,402

Financials - 1.98%

Banks - 1.90%
Bank of NT Butterfield & Son Ltd.	487,186	16,564,324
First BanCorp	156,820	2,705,145
Popular, Inc.	396,447	33,694,030
OFG Bancorp	925,316	33,413,161

		86,376,660

Insurance - 0.08%
SiriusPoint Ltd.A	311,306	3,667,185

Total Financials		90,043,845

Information Technology - 1.32%

Semiconductors & Semiconductor Equipment - 0.99%
Kulicke & Soffa Industries, Inc.	367,223	16,995,081
Tower Semiconductor Ltd.A	851,729	27,996,332

		44,991,413

Communications Equipment - 0.33%
Telefonaktiebolaget LM Ericsson, ADRB	2,957,500	14,846,650

Total Information Technology		59,838,063

Materials - 0.37%

Metals & Mining - 0.26%
Alamos Gold, Inc., Class A	781,044	11,489,157

Chemicals - 0.11%
Arcadium Lithium PLCA	1,163,904	5,121,178

Total Materials		16,610,335

Total Foreign Common Stocks (Cost $155,258,801)		218,355,510

See accompanying notes

18

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2024 (Unaudited)

	Shares	Fair Value

SHORT-TERM INVESTMENTS - 3.52% (Cost $159,576,117)

Investment Companies - 3.52%
American Beacon U.S. Government Money Market Select Fund, 5.20%C D	159,576,117	$159,576,117

SECURITIES LENDING COLLATERAL - 0.26% (Cost $11,943,415)

Investment Companies - 0.26%
American Beacon U.S. Government Money Market Select Fund, 5.20%C D	11,943,415	11,943,415

TOTAL INVESTMENTS - 100.17% (Cost $3,904,434,422)		4,545,224,152
LIABILITIES, NET OF OTHER ASSETS - (0.17%)		(7,633,877)

TOTAL NET ASSETS - 100.00%		$4,537,590,275

Percentages are stated as a percent of net assets.

A Non-income producing security.

B All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at April 30, 2024 (Note 8).

C The Fund is affiliated by having the same investment advisor.

D 7-day yield.

ADR - American Depositary Receipt.

ETF - Exchange-Traded Fund.

LLC - Limited Liability Company.

NVDR - Non Voting Depositary Receipt.

PLC - Public Limited Company.

REIT - Real Estate Investment Trusts.

Long Futures Contracts Open on April 30, 2024:

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME E-Mini Russell 2000 Index Futures	1,722	June 2024	$179,112,071	$170,960,160	$(8,151,911)

			$179,112,071	$170,960,160	$(8,151,911)

Index Abbreviations:
CME	Chicago Mercantile Exchange.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2024, the investments were classified as described below:

Small Cap Value Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$4,150,162,220	$-	$-	$4,150,162,220
Exchange-Traded Instruments	5,186,890	-	-	5,186,890
Foreign Common Stocks	218,355,510	-	-	218,355,510
Short-Term Investments	159,576,117	-	-	159,576,117
Securities Lending Collateral	11,943,415	-	-	11,943,415

Total Investments in Securities - Assets	$4,545,224,152	$-	$-	$4,545,224,152

Financial Derivative Instruments - Liabilities
Futures Contracts	$(8,151,911)	$-	$-	$(8,151,911)

Total Financial Derivative Instruments - Liabilities	$(8,151,911)	$-	$-	$(8,151,911)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended April 30, 2024, there were no transfers into or out of Level 3.

See accompanying notes

19

American Beacon Small Cap Value FundSM

Statement of Assets and Liabilities

April 30, 2024 (Unaudited)

Assets:
Investments in unaffiliated securities, at fair value†§	$4,373,704,620
Investments in affiliated securities, at fair value‡	171,519,532
Cash collateral held at broker for futures contracts	12,838,000
Dividends and interest receivable	2,632,280
Deposits with broker for futures contracts	4,590,722
Receivable for investments sold	15,508,557
Receivable for fund shares sold	1,996,839
Prepaid expenses	68,854

Total assets	4,582,859,404

Liabilities:
Payable for investments purchased	10,839,407
Payable for fund shares redeemed	10,805,586
Management and sub-advisory fees payable (Note 2)	2,748,222
Service fees payable (Note 2)	73,535
Transfer agent fees payable (Note 2)	94,651
Payable upon return of securities loaned (Note 9)§	11,943,415
Custody and fund accounting fees payable	114,883
Professional fees payable	119,536
Trustee fees payable (Note 2)	11,277
Payable for prospectus and shareholder reports	292,758
Payable for variation margin from open futures contracts (Note 5)	8,148,713
Other liabilities	77,146

Total liabilities	45,269,129

Commitments and contingent liabilities (Note 2)

Net assets	$4,537,590,275

Analysis of net assets:
Paid-in-capital	$3,831,707,364
Total distributable earnings (deficits)A	705,882,911

Net assets	$4,537,590,275

Shares outstanding at no par value (unlimited shares authorized):
R5 Class	81,005,082

Y Class	17,121,587

Investor Class	10,856,737

Advisor Class	1,009,026

A Class	2,146,197

C Class	318,947

R6 Class	73,126,046

Net assets:
R5 Class	$1,995,376,720

Y Class	$412,293,184

Investor Class	$251,675,216

Advisor Class	$22,977,871

A Class	$48,262,527

C Class	$6,622,967

R6 Class	$1,800,381,790

Net asset value, offering and redemption price per share:
R5 Class	$24.63

Y Class	$24.08

Investor Class	$23.18

Advisor Class	$22.77

A Class	$22.49

A Class (offering price)	$23.86

C Class	$20.77

R6 Class	$24.62

† Cost of investments in unaffiliated securities	$3,732,914,890
‡ Cost of investments in affiliated securities	$171,519,532
§ Fair value of securities on loan	$96,343,801

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at period end.

See accompanying notes

20

American Beacon Small Cap Value FundSM

Statement of Operations

For the period ended April 30, 2024 (Unaudited)

Investment income:
Dividend income from unaffiliated securities (net of foreign taxes)†	$44,564,648
Dividend income from affiliated securities (Note 2)	4,211,757
Interest income	322,142
Income derived from securities lending (Note 9)	844,660

Total investment income	49,943,207

Expenses:
Management and sub-advisory fees (Note 2)	16,194,293
Transfer agent fees:
R5 Class (Note 2)	358,509
Y Class (Note 2)	213,828
Investor Class	13,805
Advisor Class	2,801
A Class	2,914
C Class	2,178
R6 Class	38,674
Custody and fund accounting fees	248,212
Professional fees	175,546
Registration fees and expenses	63,685
Service fees (Note 2):
Investor Class	469,801
Advisor Class	32,174
A Class	41,623
C Class	4,028
Distribution fees (Note 2):
Advisor Class	32,081
A Class	55,971
C Class	35,625
Prospectus and shareholder report expenses	246,755
Trustee fees (Note 2)	207,103
Loan expense (Note 10)	19,514
Other expenses	267,442

Total expenses	18,726,562

Net investment income	31,216,645

Realized and unrealized gain from investments:
Net realized gain from:
Investments in unaffiliated securitiesA	132,233,324
Commission recapture (Note 1)	31,750
Foreign currency transactions	110
Futures contracts	13,518,843
Change in net unrealized appreciation of:
Investments in unaffiliated securitiesB	566,663,897
Foreign currency transactions	347
Futures contracts	6,964,305

Net gain from investments	719,412,576

Net increase in net assets resulting from operations	$750,629,221

† Foreign taxes	$216,049

A The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
B The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

21

American Beacon Small Cap Value FundSM

Statement of Changes in Net Assets

	Six Months Ended April 30, 2024	Year Ended October 31, 2023
	(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$31,216,645	$54,335,079
Net realized gain from investments in unaffiliated securities, commission recapture, foreign currency transactions, and futures contracts	145,784,027	193,095,666
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities, foreign currency transactions, and futures contracts	573,628,549	(434,310,131)

Net increase (decrease) in net assets resulting from operations	750,629,221	(186,879,386)

Distributions to shareholders:
Total retained earnings:
R5 Class	(101,939,743)	(326,083,778)
Y Class	(20,112,285)	(63,996,701)
Investor Class	(12,666,624)	(42,913,279)
Advisor Class	(1,368,388)	(4,957,456)
A Class	(2,079,077)	(6,416,908)
C Class	(332,571)	(1,424,006)
R6 Class	(88,614,196)	(231,084,710)

Net distributions to shareholders	(227,112,884)	(676,876,838)

Capital share transactions (Note 11):
Proceeds from sales of shares	470,220,021	1,240,960,045
Reinvestment of dividends and distributions	214,480,906	639,145,734
Cost of shares redeemed	(783,194,589)	(1,448,856,561)

Net increase (decrease) in net assets from capital share transactions	(98,493,662)	431,249,218

Net increase (decrease) in net assets	425,022,675	(432,507,006)

Net assets:
Beginning of period	4,112,567,600	4,545,074,606

End of period	$4,537,590,275	$4,112,567,600

See accompanying notes

22

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

1.  Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Fund, a series within the Trust, is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. As of April 30, 2024, the Trust consists of twenty-four active series, one of which is presented in this filing: American Beacon Small Cap Value Fund (the “Fund”). The remaining twenty-three active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Manager is an indirect wholly-owned subsidiary of Resolute Topco, Inc. (“Topco”), which is owned primarily by various institutional investment funds that are managed by financial institutions and other investment advisory firms. No owner of Topco owns 25% or more of the outstanding equity or voting interests of Topco.

Effective December 29, 2023, the Manager underwent a change of control, which resulted in the termination of the Fund’s previous management and investment advisory agreements. The Board of Trustees (the "Board") approved a new Management Agreement with the Manager and a new Investment Advisory Agreement among the Manager, the sub-advisor and the Trust, on behalf of the Fund, that were effective on December 29, 2023. The new Management Agreement required approval by shareholders of the Fund, and a shareholder meeting was held for the Fund. Please see the sections titled Disclosure Regarding the Approval of Interim Management and Investment Advisory Agreements and Results of Shareholder Meeting for more information.

Recently Adopted Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing London Interbank Offered Rate (“LIBOR”) or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06 Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848 which updates and clarifies ASU No. 2020-04. The amendments in this ASU defer the sunset date of Topic 848 from December 31, 2022, to December 31, 2024. Management expects these ASUs will not have a material impact on the Fund’s financial statements.

In June 2022, the FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820); Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which provides clarifying guidance that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. Management has concluded that the ASU will not have a material impact on the Fund’s financial statements.

23

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

Class Disclosure

The Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

Advisor Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrators.	$2,500

A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary, such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

R6 Class	Large institutional retirement plan investors - sold through retirement plan sponsors.	None

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Fund in preparation of the financial statements. The Fund is considered an investment company and accordingly, follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Fund. Tax reclaim accruals are automatically generated on accounting and custody systems at the time of the income event based on the tax databases maintained by the Fund’s custodian. Reconciliations are performed between custody and accounting systems to help ensure reclaim accruals are in line. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined on the basis of specific lot identification.

24

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

Distributions to Shareholders

The Fund distributes most or all of its net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income and distributions of realized net capital gains and net gains from foreign currency transactions on an annual basis. The Fund does not have a fixed dividend rate and does not guarantee that it will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Fund may designate earnings and profits distributed to shareholders on the redemption of shares.

Commission Recapture

The Fund has established brokerage commission recapture arrangements with certain brokers or dealers. If the Fund’s investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. This amount is reported with the net realized gain (loss) in the Fund’s Statement of Operations, if applicable.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income and realized and unrealized gains and losses from investments of the Fund are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Fund. Expenses directly charged or attributable to the Fund will be paid from the assets of the Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Fund on a basis that the Trust’s Board deems fair and equitable, which may be based on the relative net assets of the Fund or nature of the services performed and relative applicability to the Fund.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2.  Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Fund and the Manager are parties to a Management Agreement that obligates the Manager to provide the Fund with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of the Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $15 billion	0.35%
Next $15 billion	0.325%
Over $30 billion	0.30%

25

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

The Trust, on behalf of the Fund, and the Manager have entered into Investment Advisory Agreements with Barrow, Hanley, Mewhinney & Strauss, LLC; Brandywine Global Investment Management, LLC; DePrince, Race & Zollo, Inc.; Hotchkis and Wiley Capital Management, LLC; and Newton Investment Management North America, LLC (“Sub-Advisors”) pursuant to which the Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Fund’s average daily net assets.

The Management and Sub-Advisory Fees paid by the Fund for the period ended April 30, 2024 were as follows:

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$8,144,066
Sub-Advisory Fees	0.35%	8,050,227

Total	0.70%	$16,194,293

As compensation for services provided by the Manager in connection with securities lending activities conducted by a Fund, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee of 10% of the net monthly investment income (the income earned in the form of interest, dividends and realized capital gains from the investment of cash collateral, plus any negative rebate fees paid by borrowers, less the rebate amount paid to borrowers as well as related expenses) and, with respect to collateral other than cash, a fee up to 10% of loan fees and demand premiums paid by borrowers. These fees are included in “Income derived from securities lending” and “Management and sub-advisory fees” on the Statement of Operations. During the period ended April 30, 2024, the Manager received securities lending fees of 95,798 for the securities lending activities of the Fund.

Distribution Plans

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the Advisor, A, and C Classes of the Fund. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the Advisor and A Classes and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into a Service Plan that obligates the Manager to oversee additional shareholder servicing of the Investor, Advisor, A, and C Classes of the Fund. As compensation for performing the duties required under the Service Plan, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the A and C Classes, up to 0.25% of the average daily net assets of the Advisor Class, and up to 0.375% of the average daily net assets of the Investor Class of the Fund.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Fund and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of its customers who hold positions in the Fund. Certain services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Fund’s transfer agent. Accordingly, the Fund, pursuant to Board approval, has agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an

26

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

annual basis. During the period ended April 30, 2024, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statement of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
Small Cap Value	$516,216

As of April 30, 2024, the Fund owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statement of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
Small Cap Value	$39,868

Brokerage Commissions

Affiliated entities of a sub-advisor to the Fund received commissions on purchases and sales of the Fund’s portfolio securities totaling $104,080 for the period ended April 30, 2024.

Investments in Affiliated Funds

The Fund may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). The Fund listed below held the following shares with an April 30, 2024 fair value and dividend income earned from the investment in the USG Select Fund.

Affiliated Security	Type of Transaction	Fund	April 30, 2024 Shares/Principal	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Dividend Income	April 30, 2024 Fair Value
U.S. Government Money Market Select	Direct	Small Cap Value	$159,576,117	$-	$-	$4,211,757	$159,576,117
U.S. Government Money Market Select	Securities Lending	Small Cap Value	11,943,415	-	-	N/A	11,943,415

The Fund and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended April 30, 2024, the Manager earned fees on the Fund’s direct investments and securities lending collateral investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund	Securities Lending Collateral Investments in USG Select Fund	Total
Small Cap Value	$80,618	$16,264	$96,882

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Fund, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for the fund. When the fund liquidates portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to two days (or longer for

27

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

certain foreign transactions). Redemption requests normally are satisfied on the next business day. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended April 30, 2024, the Fund participated as a lender by loaning an average amount of $6,499,287 for 29 days at an average interest rate of 6.17% with interest charges earned of $31,699. This amount is included in “Interest income” on the Statement of Operations. During the period ended April 30, 2024, the Fund did not borrow from the credit facility.

Expense Reimbursement Plan

The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of contractual or voluntary fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Fund’s annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. During the period ended April 30, 2024 there were no waived fees, expenses reimbursed, or recouped expenses, and no commitment or contingent liability is expected.

Sales Commissions

The Fund’s Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of A Class sales charges from broker dealers which may be used to offset distribution related expenses. During the period ended April 30, 2024, RID collected $1,783 from the sale of A Class Shares of the Fund.

A CDSC of 0.50% will be deducted with respect to A Class Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the A Class Shares redeemed. During the period ended April 30, 2024, there were no CDSC fees collected for the A Class Shares of the Fund.

A CDSC of 1.00% will be deducted with respect to C Class Shares redeemed within 12 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the C Class Shares redeemed. During the period ended April 30, 2024, CDSC fees of $127 were collected for C Class Shares of the Fund.

Trustee Fees and Expenses

As compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $140,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit and Compliance Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For her service as Board Chair, Ms. Cline receives an additional annual retainer of $50,000. Although she attends several committee meetings at each quarterly Board meeting, she receives only a single $2,500 fee each quarter for her attendance at the Audit and Compliance Committee and Investment Committee meetings. The chairpersons of the Audit and

28

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

Compliance Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

3. Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because

29

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all the Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for the Fund.

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

30

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

4. Securities and Other Investments

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

Depositary Receipts and U.S. Dollar-Denominated Foreign Stocks Traded on U.S. Exchanges

ADRs are U.S. dollar-denominated receipts issued generally by domestic banks and represent the deposit with the bank of a security of a foreign issuer. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers, and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Fund may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Other Investment Company Securities and Exchange-Traded Products

The Fund may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies (“BDCs”), ETFs, unit investment trusts, and other investment companies of the Trust. The Fund may invest in securities of an investment company advised by the Manager or the Sub-Advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, the Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Publicly Traded Partnerships/Master Limited Partnerships (“MLPs”)

The Fund may invest in publicly traded partnerships such as MLPs. MLPs issue units that are registered with the SEC and are freely tradable on a securities exchange or in the OTC market. An MLP may have one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. The general partner or partners are jointly and severally responsible for the liabilities of the MLP. (An MLP also may be an entity similar to a limited partnership, such as an LLC, which has one or more managers or managing members and

31

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

non-managing members (who are like limited partners)). The Fund invests in an MLP as a limited partner and normally would not be liable for the debts of an MLP beyond the amount the Fund has invested therein, but it would not be shielded to the same extent that a shareholder of a corporation would be. In certain instances, creditors of an MLP would have the right to seek a return of capital that had been distributed to a limited partner. The right of an MLP’s creditors would continue even after the Fund had sold its investment in the partnership. MLPs typically invest in real estate and oil and gas equipment leasing assets, but they also finance entertainment, research and development, and other projects.

Real Estate Investment Trusts (“REITs”)

REITs are pooled investment vehicles that own, and often operate, income producing real estate (known as “equity REITs”) or invest in mortgages secured by loans on such real estate (known as “mortgage REITs”) or both (known as “hybrid REITs”). REITs are susceptible to the risks associated with direct ownership of real estate, such as declines in property values, increase in property taxes, operating expenses, rising interest rates or overbuilding, zoning changes, and losses from casualty or condemnation. REITs typically are subject to management fees and other expenses that are separate from those of the Fund.

5. Financial Derivative Instruments

The Fund may utilize derivative instruments to gain market exposure on cash balances or reduce market exposure in anticipation of liquidity needs. When considering the Fund’s use of derivatives, it is important to note that the Fund does not use derivatives for the purpose of creating financial leverage.

Futures Contracts

A futures contract is a contract to purchase or sell a particular security, or the cash value of an asset, such as securities, indices, or currencies, at a specified future date at a price agreed upon when the contract is made. Under many such contracts, no delivery of the actual underlying asset is required. Rather, upon the expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the asset (e.g., a security or an index) at expiration, net of the initial and variation margin that was previously paid. An equity index futures contract is based on the value of an underlying index. The Fund may, from time to time, use futures positions to equitize cash and expose its portfolio to changes in securities prices or index prices. This can magnify gains and losses in the Fund. The Fund also may have to sell assets at inopportune times to satisfy its settlement or collateral obligations. The risks associated with the use of futures contracts also include that there may be an imperfect correlation between the changes in market value of the prices of futures contracts and the assets underlying such contracts and that there may not be a liquid secondary market for a futures contract.

During the period ended April 30, 2024, the Fund entered into futures contracts primarily for exposing cash to markets.

The Fund’s average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of futures contracts. For the purpose of this disclosure, volume is measured by contracts outstanding at each quarter end.

Average Futures Contracts Outstanding
Fund	Period Ended April 30, 2024
Small Cap Value	1,895

32

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure(1):

Fair values of financial instruments on the Statement of Assets and Liabilities as of April 30, 2024:

	Derivatives not accounted for as hedging instruments

Liabilities:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Payable for variation margin from open futures contracts(2)	$–	$–	$–	$–	$(8,151,911)	$(8,151,911)

The effect of financial derivative instruments on the Statement of Operations as of April 30, 2024:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$–	$–	$–	$–	$13,518,843	$13,518,843

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$–	$–	$–	$–	$6,964,305	$6,964,305

(1) See Note 3 in the Notes to Financial Statements for additional information.

(2) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Offsetting Assets and Liabilities

The Fund is a party to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Fund employs multiple money managers and counterparties and has elected not to offset qualifying financial and derivative instruments on the Statement of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, April 30, 2024.

Offsetting of Financial and Derivative Assets as of April 30, 2024:
	Assets	Liabilities
Futures Contracts(1)	$-	$8,151,911

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$-	$8,151,911

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$-	$(8,151,911)

	Remaining Contractual Maturity of the Agreements As of April 30, 2024
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$11,943,415	$-	$-	$-	$11,943,415

Total Borrowings	$11,943,415	$-	$-	$-	$11,943,415

Gross amount of recognized liabilities for securities lending transactions					$11,943,415

(1) Includes cumulative appreciation or (depreciation) of futures contracts as reported in the Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

33

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

6. Principal Risks

Investing in the Fund may involve certain risks including, but not limited to, those described below.

Environmental, Social, and/or Governance Investing Risk

The use of environmental, social, and/or governance (“ESG”) considerations by a sub-advisor may cause the Fund to make different investments than funds that have a similar investment style but do not incorporate such considerations in their strategy. As with the use of any investment considerations involved in investment decisions, there is no guarantee that the use of any ESG investment considerations will result in the selection of issuers that will outperform other issuers or help reduce risk in the Fund. The Fund may underperform funds that do not incorporate these considerations.

Equity Investments Risk

Equity securities are subject to market risk. The Fund’s investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, REITs, depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Fund to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency exchange rate fluctuations, political and financial instability in the home country of a particular depositary receipt, less liquidity and more volatility, less government regulation and supervision and delays in transaction settlement.

Foreign Investing Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets. To the extent the Fund invests a significant portion of its assets in securities of a single country or region, it is more likely to be affected by events or conditions of that country or region.

Futures Contracts Risk

Futures contracts are derivative instruments where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. There may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes. There can be no assurance that any strategy used will succeed. There also can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that the Fund has previously bought or sold and this may result in the inability to close a futures contract when desired. Futures contracts may experience potentially dramatic price changes, which will increase

34

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

the volatility of the Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract).

Market Risk

The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Equity securities generally have greater price volatility than fixed-income securities, although under certain market conditions fixed-income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed-income and credit markets may negatively affect many issuers worldwide. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. The value of a security may decline due to adverse issuer-specific conditions, general market conditions unrelated to a particular issuer, or factors that affect a particular industry or industries. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole.

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets, which may disrupt economies and markets and adversely affect the value of your investment. Changes in value may be temporary or may last for extended periods.

Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, including the U.S. presidential election, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Multiple Sub-Advisor Risk

The Manager may allocate the Fund’s assets among multiple sub-advisors, each of which is responsible for investing its allocated portion of the Fund’s assets. To a significant extent, the Fund’s performance will depend on the success of the Manager in allocating the Fund’s assets to sub-advisors and its selection and oversight of the sub-advisors. Because each sub-advisor manages its allocated portion of the Fund independently from another sub-advisor, the same security may be held in different portions of the Fund, or may be acquired for one portion of the Fund at a time when a sub-advisor to another portion deems it appropriate to dispose of the security from that other portion, resulting in higher expenses without accomplishing any net result in the Fund’s holdings. Similarly, under some market conditions, one sub-advisor may believe that temporary, defensive investments in short-term instruments or cash are appropriate when another sub-advisor believes continued exposure to the equity or debt

35

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

markets is appropriate for its allocated portion of the Fund. Because each sub-advisor directs the trading for its own portion of the Fund, and does not aggregate its transactions with those of the other sub-advisors, the Fund may incur higher brokerage costs than would be the case if a single sub-adviser were managing the entire Fund. In addition, while the Manager seeks to allocate the Fund’s assets among the Fund’s sub-advisors in a manner that it believes is consistent with achieving the Fund’s investment objective(s), the Manager may be subject to potential conflicts of interest in allocating the Fund’s assets among sub-advisors, due to factors that could impact the Manager’s revenues and profits.

Other Investment Companies Risk

The Fund may invest in shares of other registered investment companies, including money market funds and ETFs. To the extent that the Fund invests in shares of other registered investment companies, the Fund will indirectly bear the fees and expenses, including for example, advisory and administrative fees, charged by those investment companies in addition to the Fund’s direct fees and expenses and will be subject to the risks associated with investments in those companies. For example, the Fund’s investments in money market funds are subject to interest rate risk, credit risk, and market risk. The Fund must rely on the investment company in which it invests to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of the Fund’s investment may decline, adversely affecting the Fund’s performance. ETFs are subject to the following risks that do not apply to conventional funds: (1) the market price of an ETF’s shares may trade at a discount or premium to its NAV; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. An ETF that tracks an index may not precisely replicate the returns of its benchmark index. To the extent the Fund invests in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, the Fund is subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject. ETFs have expenses associated with their operation, typically including advisory fees.

Recent Market Events Risk

Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in the Fund may be increased.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks began to raise interest rates as part of their efforts to address rising inflation. It is difficult to accurately predict the pace at which interest rates may continue to increase, the timing, frequency or magnitude of any such increases, or when such increases might stop. Additionally, various economic and political factors could cause the Federal Reserve or another foreign central bank to change their approach in the future and such actions may result in an economic slowdown in the U.S. and abroad. Unexpected increases in interest rates could lead to market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets. Additionally, high public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty.

In March 2023, the shutdown of certain financial institutions in the U.S. and questions regarding the viability of other financial institutions raised economic concerns over disruption in the U.S. and global banking systems. There can be no certainty that the actions taken by the U.S. or foreign governments will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. and global banking systems.

36

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

Some countries, including the U.S., have in recent years adopted more protectionist trade policies. Slowing global economic growth; risks associated with a trade agreement between the United Kingdom and the European Union; the risks associated with ongoing trade negotiations with China; and the possibility of changes to some international trade agreements; political or economic dysfunction within some nations, including major producers of oil; and dramatic changes in commodity and currency prices could have adverse effects that cannot be foreseen at the present time.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities in the Middle East and between Russia and Ukraine, and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

Regulators in the U.S. have proposed and recently adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly-adopted regulations is not currently known. Additionally, it is not clear whether the proposed regulations will be adopted. However, due to the broad scope of the new and proposed regulations, certain changes could limit the Fund’s ability to pursue its investment strategies or make certain investments, or may make it more costly for the Fund to operate, which may impact performance.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

Sector Risk

Sector risk is the risk associated with the Fund holding a significant amount of investments in similar businesses, which would be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of the equity and debt securities of companies in a particular sector of the market to change. To the extent the Fund has substantial holdings within a particular sector, the risks to the Fund associated with that sector increase.

To the extent the Fund invests significantly in the financial services sector, the value of the Fund’s shares may be particularly vulnerable to factors affecting that sector, such as the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, extensive government regulation and price competition. The value of the Fund’s shares could experience significantly greater volatility than investment companies investing more broadly.

Securities Lending Risk

The Fund may lend its portfolio securities to brokers, dealers and financial institutions in order to obtain additional income. Borrowers of the Fund’s securities provide collateral either in the form of cash, which the Fund reinvests in securities or in the form of non-cash collateral consisting of securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities. The Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. The Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to cover its payment to the borrower of a pre-negotiated fee or “rebate” for the use of that cash collateral in connection with the loan. The Fund could also lose money due to a decline in the value of non-cash collateral. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions or could result in increased costs. Moreover, if the borrower becomes subject to insolvency or similar proceedings, the Fund could incur delays in its ability to enforce its rights in its collateral.

37

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

There also is a risk that a borrower may default on its obligation to return loaned securities at a time when the value of the Fund’s collateral is inadequate. Although the Fund’s securities lending agent may indemnify the Fund against that risk, it is also possible that the securities lending agent will be unable to satisfy its indemnification obligations. In any case in which the loaned securities are not returned to the Fund before an ex-dividend date, whether or not due to a default by the borrower, the payment in lieu of the dividend that the Fund receives from the securities’ borrower would not be treated as a dividend for federal income tax purposes and thus would not qualify for treatment as “qualified dividend income.”

7. Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

The Fund does not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended October 31, 2023 remain subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

As of April 30, 2024, the tax cost for the Fund and its respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Small Cap Value	$4,012,706,933	$797,058,118	$(264,540,899)	$532,517,219

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards retain their character as short-term and/or long-term and may be carried forward and applied against future realized capital gains with no expiration date.

As of October 31, 2023, the Fund did not have any capital loss carryforwards.

8. Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended April 30, 2024 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Sales (non-U.S. Government Securities)
Small Cap Value	$1,164,058,918	$1,403,355,180

38

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

A summary of the Fund’s transactions in the USG Select Fund for the period ended April 30, 2024 were as follows:

Fund	Type of Transaction	October 31, 2023 Shares/Fair Value	Purchases	Sales	April 30, 2024 Shares/Fair Value
Small Cap Value	Direct	$204,763,294	$1,070,670,391	$1,115,857,568	$159,576,117
Small Cap Value	Securities Lending	23,784,921	190,790,044	202,631,550	11,943,415

9. Securities Lending

The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Fund’s Schedule of Investments and the collateral is shown on the Statement of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Fund continues to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Fund would be subject to on the dividend.

Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of April 30, 2024, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Fair Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Small Cap Value	$96,343,801	$11,943,415	$90,679,994	$102,623,409

39

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

Cash collateral is listed on the Fund’s Schedule of Investments and is shown on the Statement of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statement of Operations.

Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund’s Schedule of Investments or Statement of Assets and Liabilities.

10. Borrowing Arrangements

Effective November 10, 2023 (the “Effective Date”), the Fund, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $100 million with interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed. Each of the Participating Funds paid a proportional amount of a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 8, 2024, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Committed Line was $100 million with an expiration date November 9, 2023.

On the Effective Date, the Fund, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $100 million with interest at a rate equal to the higher of (a) OBFR daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed on each outstanding loan. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 8, 2024, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Uncommitted Line was $100 million with an expiration date November 9, 2023.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Loan expense” on the Statement of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the period ended April 30, 2024, the Fund did not utilize these facilities.

11. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund:

	R5 Class
	Six Months Ended April 30, 2024		Year Ended October 31, 2023
	(unaudited)
Small Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	5,176,253	$126,480,898	16,023,370	$382,297,679
Reinvestment of dividends	3,852,667	95,546,135	13,677,213	303,497,363
Shares redeemed	(12,821,950)	(314,859,171)	(28,074,996)	(665,420,420)

Net increase (decrease) in shares outstanding	(3,793,030)	$(92,832,138)	1,625,587	$20,374,622

40

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

	Y Class
	Six Months Ended April 30, 2024		Year Ended October 31, 2023
	(unaudited)
Small Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	2,461,471	$57,962,029	4,130,995	$96,442,821
Reinvestment of dividends	795,993	19,302,824	2,834,617	61,567,884
Shares redeemed	(2,760,868)	(65,906,756)	(6,565,174)	(150,252,529)

Net increase in shares outstanding	496,596	$11,358,097	400,438	$7,758,176

	Investor Class
	Six Months Ended April 30, 2024		Year Ended October 31, 2023
	(unaudited)
Small Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	927,223	$21,359,331	2,539,215	$56,904,858
Reinvestment of dividends	523,772	12,240,547	1,985,940	41,625,307
Shares redeemed	(2,861,615)	(64,844,608)	(3,423,498)	(76,432,322)

Net increase (decrease) in shares outstanding	(1,410,620)	$(31,244,730)	1,101,657	$22,097,843

	Advisor Class
	Six Months Ended April 30, 2024		Year Ended October 31, 2023
	(unaudited)
Small Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	126,027	$2,862,601	431,436	$9,772,480
Reinvestment of dividends	59,573	1,368,388	240,420	4,957,456
Shares redeemed	(442,284)	(9,946,032)	(705,870)	(15,796,260)

Net (decrease) in shares outstanding	(256,684)	$(5,715,043)	(34,014)	$(1,066,324)

	A Class
	Six Months Ended April 30, 2024		Year Ended October 31, 2023
	(unaudited)
Small Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	467,059	$10,400,478	574,753	$12,701,046
Reinvestment of dividends	90,779	2,058,860	311,738	6,353,229
Shares redeemed	(285,478)	(6,353,900)	(963,167)	(21,926,330)

Net increase (decrease) in shares outstanding	272,360	$6,105,438	(76,676)	$(2,872,055)

	C Class
	Six Months Ended April 30, 2024		Year Ended October 31, 2023
	(unaudited)
Small Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	27,140	$560,472	55,288	$1,159,689
Reinvestment of dividends	15,624	328,099	74,042	1,401,614
Shares redeemed	(97,121)	(1,994,002)	(136,832)	(2,733,032)

Net (decrease) in shares outstanding	(54,357)	$(1,105,431)	(7,502)	$(171,729)

	R6 Class
	Six Months Ended April 30, 2024		Year Ended October 31, 2023
	(unaudited)
Small Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	10,193,570	$250,594,212	28,669,350	$681,681,472
Reinvestment of dividends	3,373,782	83,636,053	9,907,253	219,742,881
Shares redeemed	(12,969,434)	(319,290,120)	(22,261,110)	(516,295,668)

Net increase in shares outstanding	597,918	$14,940,145	16,315,493	$385,128,685

41

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

12. Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

42

American Beacon Small Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Six Months Ended April 30, 2024		Year Ended October 31,
			2023	2022B	2021	2020	2019

	(unaudited)
Net asset value, beginning of period	$21.84		$26.85	$31.19	$19.76	$23.13	$26.14

Income (loss) from investment operations:
Net investment income	0.18		0.31	0.31	0.25	0.26	0.26
Net gains (losses) on investments (both realized and unrealized)	3.84		(1.35)	(1.25)	11.40	(3.18)	(0.25)

Total income (loss) from investment operations	4.02		(1.04)	(0.94)	11.65	(2.92)	0.01

Less distributions:
Dividends from net investment income	(0.38)		(0.40)	(0.24)	(0.22)	(0.29)	(0.18)
Distributions from net realized gains	(0.85)		(3.57)	(3.16)	-	(0.16)	(2.84)

Total distributions	(1.23)		(3.97)	(3.40)	(0.22)	(0.45)	(3.02)

Net asset value, end of period	$24.63		$21.84	$26.85	$31.19	$19.76	$23.13

Total returnC	18.35	%D	(4.09)%	(3.49)%	59.26%	(13.00)%	2.01%

Ratios and supplemental data:
Net assets, end of period	$1,995,376,720		$1,851,818,875	$2,233,390,067	$3,380,005,813	$2,799,722,660	$4,073,332,655
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.79	%E	0.79%	0.79%	0.81%	0.82%	0.83%
Expenses, net of reimbursements and/or recoupments	0.79	%E	0.79%	0.79%	0.81%	0.82%	0.83%
Net investment income, before expense reimbursements and/or recoupments	1.38	%E	1.23%	0.84%	0.65%	1.04%	1.07%
Net investment income, net of reimbursements and/or recoupments	1.38	%E	1.23%	0.84%	0.65%	1.04%	1.07%
Portfolio turnover rate	26	%D	52%	72%	48%	61%	48%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B

On February 8, 2022, Foundry Partners, LLC and Hillcrest Asset Management, LLC, were terminated and ceased managing assets of the Fund. On March 10, 2022, DePrince, Race & Zollo, Inc., began managing assets of the Fund.

C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

43

American Beacon Small Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended April 30, 2024		Year Ended October 31,
			2023	2022A	2021	2020	2019

	(unaudited)
Net asset value, beginning of period	$21.36		$26.36	$30.68	$19.44	$22.76	$25.77

Income (loss) from investment operations:
Net investment income	0.16		0.30	0.22	0.16	0.22	0.26
Net gains (losses) on investments (both realized and unrealized)	3.77		(1.34)	(1.16)	11.28	(3.11)	(0.27)

Total income (loss) from investment operations	3.93		(1.04)	(0.94)	11.44	(2.89)	(0.01)

Less distributions:
Dividends from net investment income	(0.36)		(0.39)	(0.22)	(0.20)	(0.27)	(0.16)
Distributions from net realized gains	(0.85)		(3.57)	(3.16)	-	(0.16)	(2.84)

Total distributions	(1.21)		(3.96)	(3.38)	(0.20)	(0.43)	(3.00)

Net asset value, end of period	$24.08		$21.36	$26.36	$30.68	$19.44	$22.76

Total returnB	18.34	%C	(4.19)%	(3.55)%	59.15%	(13.06)%	1.93%

Ratios and supplemental data:
Net assets, end of period	$412,293,184		$355,150,002	$427,638,978	$255,837,301	$170,726,299	$254,599,477
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.86	%D	0.86%	0.86%	0.89%	0.89%	0.90%
Expenses, net of reimbursements and/or recoupments	0.86	%D	0.86%	0.86%	0.89%	0.89%	0.90%
Net investment income, before expense reimbursements and/or recoupments	1.31	%D	1.15%	0.79%	0.56%	0.96%	1.00%
Net investment income, net of reimbursements and/or recoupments	1.31	%D	1.15%	0.79%	0.56%	0.96%	1.00%
Portfolio turnover rate	26	%C	52%	72%	48%	61%	48%

A

On February 8, 2022, Foundry Partners, LLC and Hillcrest Asset Management, LLC, were terminated and ceased managing assets of the Fund. On March 10, 2022, DePrince, Race & Zollo, Inc., began managing assets of the Fund.

B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

44

American Beacon Small Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended April 30, 2024		Year Ended October 31,
			2023	2022A	2021	2020	2019

	(unaudited)
Net asset value, beginning of period	$20.57		$25.51	$29.78	$18.88	$22.12	$25.12

Income (loss) from investment operations:
Net investment income	0.17		0.18	0.19	0.20	0.21	0.22
Net gains (losses) on investments (both realized and unrealized)	3.58		(1.24)	(1.17)	10.85	(3.08)	(0.29)

Total income (loss) from investment operations	3.75		(1.06)	(0.98)	11.05	(2.87)	(0.07)

Less distributions:
Dividends from net investment income	(0.29)		(0.31)	(0.13)	(0.15)	(0.21)	(0.09)
Distributions from net realized gains	(0.85)		(3.57)	(3.16)	-	(0.16)	(2.84)

Total distributions	(1.14)		(3.88)	(3.29)	(0.15)	(0.37)	(2.93)

Net asset value, end of period	$23.18		$20.57	$25.51	$29.78	$18.88	$22.12

Total returnB	18.17	%C	(4.41)%	(3.81)%	58.74%	(13.30)%	1.67%

Ratios and supplemental data:
Net assets, end of period	$251,675,216		$252,350,988	$284,880,016	$367,726,622	$302,626,954	$424,569,237
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.13	%D	1.13%	1.12%	1.15%	1.15%	1.14%
Expenses, net of reimbursements and/or recoupments	1.13	%D	1.13%	1.12%	1.15%	1.15%	1.14%
Net investment income, before expense reimbursements and/or recoupments	1.05	%D	0.89%	0.50%	0.32%	0.70%	0.76%
Net investment income, net of reimbursements and/or recoupments	1.05	%D	0.89%	0.50%	0.32%	0.70%	0.76%
Portfolio turnover rate	26	%C	52%	72%	48%	61%	48%

A

On February 8, 2022, Foundry Partners, LLC and Hillcrest Asset Management, LLC, were terminated and ceased managing assets of the Fund. On March 10, 2022, DePrince, Race & Zollo, Inc., began managing assets of the Fund.

B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

45

American Beacon Small Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Advisor Class
	Six Months Ended April 30, 2024		Year Ended October 31,
			2023	2022A	2021	2020	2019

	(unaudited)
Net asset value, beginning of period	$20.21		$25.13	$29.34	$18.60	$21.79	$24.77

Income (loss) from investment operations:
Net investment income	0.10		0.18	0.06	0.17	0.15	0.14
Net gains (losses) on investments (both realized and unrealized)	3.56		(1.25)	(1.07)	10.69	(3.01)	(0.25)

Total income (loss) from investment operations	3.66		(1.07)	(1.01)	10.86	(2.86)	(0.11)

Less distributions:
Dividends from net investment income	(0.25)		(0.28)	(0.04)	(0.12)	(0.17)	(0.03)
Distributions from net realized gains	(0.85)		(3.57)	(3.16)	-	(0.16)	(2.84)

Total distributions	(1.10)		(3.85)	(3.20)	(0.12)	(0.33)	(2.87)

Net asset value, end of period	$22.77		$20.21	$25.13	$29.34	$18.60	$21.79

Total returnB	18.07	%C	(4.57)%	(3.96)%	58.56%	(13.40)%	1.48%

Ratios and supplemental data:
Net assets, end of period	$22,977,871		$25,580,739	$32,662,818	$32,801,309	$42,987,242	$61,618,406
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.28	%D	1.28%	1.28%	1.29%	1.25%	1.34%
Expenses, net of reimbursements and/or recoupments	1.28	%D	1.28%	1.28%	1.29%	1.25%	1.34%
Net investment income, before expense reimbursements and/or recoupments	0.90	%D	0.75%	0.36%	0.20%	0.60%	0.56%
Net investment income, net of reimbursements and/or recoupments	0.90	%D	0.75%	0.36%	0.20%	0.60%	0.56%
Portfolio turnover rate	26	%C	52%	72%	48%	61%	48%

A

On February 8, 2022, Foundry Partners, LLC and Hillcrest Asset Management, LLC, were terminated and ceased managing assets of the Fund. On March 10, 2022, DePrince, Race & Zollo, Inc., began managing assets of the Fund.

B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

46

American Beacon Small Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended April 30, 2024		Year Ended October 31,
			2023	2022A	2021	2020	2019

	(unaudited)
Net asset value, beginning of period	$19.98		$24.87	$29.12	$18.47	$21.64	$24.65

Income (loss) from investment operations:
Net investment income	0.15		0.21	0.10	0.06	0.12	0.14
Net gains (losses) on investments (both realized and unrealized)	3.49		(1.26)	(1.07)	10.72	(2.95)	(0.24)

Total income (loss) from investment operations	3.64		(1.05)	(0.97)	10.78	(2.83)	(0.10)

Less distributions:
Dividends from net investment income	(0.28)		(0.27)	(0.12)	(0.13)	(0.18)	(0.07)
Distributions from net realized gains	(0.85)		(3.57)	(3.16)	-	(0.16)	(2.84)

Total distributions	(1.13)		(3.84)	(3.28)	(0.13)	(0.34)	(2.91)

Net asset value, end of period	$22.49		$19.98	$24.87	$29.12	$18.47	$21.64

Total returnB	18.15	%C	(4.50)%	(3.88)%	58.57%	(13.38)%	1.56%

Ratios and supplemental data:
Net assets, end of period	$48,262,527		$37,440,788	$48,515,547	$63,024,594	$46,067,043	$63,246,155
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.21	%D	1.21%	1.21%	1.24%	1.26%	1.26%
Expenses, net of reimbursements and/or recoupments	1.21	%D	1.21%	1.21%	1.24%	1.26%	1.26%
Net investment income, before expense reimbursements and/or recoupments	0.95	%D	0.81%	0.42%	0.21%	0.59%	0.64%
Net investment income, net of reimbursements and/or recoupments	0.95	%D	0.81%	0.42%	0.21%	0.59%	0.64%
Portfolio turnover rate	26	%C	52%	72%	48%	61%	48%

A

On February 8, 2022, Foundry Partners, LLC and Hillcrest Asset Management, LLC, were terminated and ceased managing assets of the Fund. On March 10, 2022, DePrince, Race & Zollo, Inc., began managing assets of the Fund.

B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

47

American Beacon Small Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended April 30, 2024		Year Ended October 31,
			2023	2022A	2021	2020	2019

	(unaudited)
Net asset value, beginning of period	$18.44		$23.27	$27.51	$17.47	$20.51	$23.60

Income (loss) from investment operations:
Net investment income (loss)	0.03	B	0.02	(0.14)	(0.22)	(0.17)	(0.01	)B
Net gains (losses) on investments (both realized and unrealized)	3.25		(1.14)	(0.94)	10.26	(2.66)	(0.24)

Total income (loss) from investment operations	3.28		(1.12)	(1.08)	10.04	(2.83)	(0.25)

Less distributions:
Dividends from net investment income	(0.10)		(0.14)	-	-	(0.05)	-
Distributions from net realized gains	(0.85)		(3.57)	(3.16)	-	(0.16)	(2.84)

Total distributions	(0.95)		(3.71)	(3.16)	-	(0.21)	(2.84)

Net asset value, end of period	$20.77		$18.44	$23.27	$27.51	$17.47	$20.51

Total returnC	17.72	%D	(5.23)%	(4.54)%	57.47%	(14.00)%	0.85%

Ratios and supplemental data:
Net assets, end of period	$6,622,967		$6,883,174	$8,859,738	$11,261,210	$8,057,935	$12,619,613
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.93	%E	1.93%	1.93%	1.95%	1.96%	1.95%
Expenses, net of reimbursements and/or recoupments	1.93	%E	1.93%	1.93%	1.95%	1.96%	1.95	%F
Net investment income (loss), before expense reimbursements and/or recoupments	0.26	%E	0.09%	(0.29)%	(0.50)%	(0.10)%	(0.06)%
Net investment income (loss), net of reimbursements and/or recoupments	0.26	%E	0.09%	(0.29)%	(0.50)%	(0.10)%	(0.06)%
Portfolio turnover rate	26	%D	52%	72%	48%	61%	48%

A

On February 8, 2022, Foundry Partners, LLC and Hillcrest Asset Management, LLC, were terminated and ceased managing assets of the Fund. On March 10, 2022, DePrince, Race & Zollo, Inc., began managing assets of the Fund.

B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	This ratio does not include a voluntary reimbursement of service fees as included in the prior year.

See accompanying notes

48

American Beacon Small Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	Six Months Ended April 30, 2024		Year Ended October 31,
			2023	2022A	2021	2020	2019

	(unaudited)
Net asset value, beginning of period	$21.83		$26.85	$31.19	$19.75	$23.12	$26.14

Income (loss) from investment operations:
Net investment income	0.18		0.36	0.25	0.19	0.22	0.26
Net gains (losses) on investments (both realized and unrealized)	3.84		(1.40)	(1.18)	11.48	(3.14)	(0.25)

Total income (loss) from investment operations	4.02		(1.04)	(0.93)	11.67	(2.92)	0.01

Less distributions:
Dividends from net investment income	(0.38)		(0.41)	(0.25)	(0.23)	(0.29)	(0.19)
Distributions from net realized gains	(0.85)		(3.57)	(3.16)	-	(0.16)	(2.84)

Total distributions	(1.23)		(3.98)	(3.41)	(0.23)	(0.45)	(3.03)

Net asset value, end of period	$24.62		$21.83	$26.85	$31.19	$19.75	$23.12

Total returnB	18.39	%C	(4.09)%	(3.45)%	59.38%	(12.98)%	2.01%

Ratios and supplemental data:
Net assets, end of period	$1,800,381,790		$1,583,343,034	$1,509,127,442	$1,830,192,124	$1,187,578,766	$1,308,284,613
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.76	%D	0.76%	0.77%	0.79%	0.79%	0.80%
Expenses, net of reimbursements and/or recoupments	0.76	%D	0.76%	0.77%	0.79%	0.79%	0.80%
Net investment income, before expense reimbursements and/or recoupments	1.41	%D	1.25%	0.86%	0.66%	1.06%	1.08%
Net investment income, net of reimbursements and/or recoupments	1.41	%D	1.25%	0.86%	0.66%	1.06%	1.08%
Portfolio turnover rate	26	%C	52%	72%	48%	61%	48%

A

On February 8, 2022, Foundry Partners, LLC and Hillcrest Asset Management, LLC, were terminated and ceased managing assets of the Fund. On March 10, 2022, DePrince, Race & Zollo, Inc., began managing assets of the Fund.

B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

49

Disclosure Regarding the Approval of Interim Management and Investment Advisory Agreements (Unaudited)

On December 29, 2023, Resolute Investment Managers, Inc. (“RIM”), the parent company of American Beacon Advisors, Inc. (“Manager”), and certain of its affiliates (collectively, “Resolute”), and their equity owners completed a transaction (“Transaction”) with certain creditors of RIM to strengthen Resolute’s capital structure (the “Closing”). In connection with the Closing, (i) Resolute Investment Holdings, LLC (“RIH”), Resolute Topco, Inc. (“Topco”), which was a wholly-owned subsidiary of RIH prior to the Closing, RIM, and certain of their affiliates, and (ii) the prior owners of approximately 93% of RIH, entered into an exchange agreement with certain creditors of RIM (the “New Ownership Group”) pursuant to which, among other things, new equity interests in Topco were issued to members of the New Ownership Group and the then-existing equity interests in RIH were retired and canceled.

Upon the Closing, the Manager became wholly owned indirectly by the New Ownership Group. This change in control was deemed to constitute an “assignment” under the Investment Company Act of 1940, as amended (“1940 Act”), of the (i) existing management agreement (“Prior Management Agreement”) between the Manager and American Beacon Funds (“Trust”) with respect to the American Beacon Small Cap Value Fund (the “Fund”) and the other series of the Trust (“Other Funds”), and (ii) existing investment advisory agreements (“Prior Investment Advisory Agreement”) among the Manager, each of Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow”), Brandywine Global Investment Management, LLC (“Brandywine”), DePrince, Race, and Zollo, Inc. (“DRZ”), Hotchkis and Wiley Capital Management, LLC (“Hotchkis”) and Newton Investment Management North America, LLC (“Newton”), and the Trust on behalf of the Fund. Barrow, Brandywine, DRZ, Hotchkis and Newton are each referred to herein as a “Sub-Advisor.” As required by the 1940 Act, the Prior Management Agreement and Prior Investment Advisory Agreements (collectively, the “Prior Agreements”) provided for their automatic termination in the event of an assignment.

The Board of Trustees (“Trustees” or “Board”) of the Trust met by videoconference on July 7, 2023, and in-person on July 12, 2023 (“July Meetings”), to, among other matters, consider and approve with respect to the Fund and the Other Funds a new Management Agreement (“New Management Agreement”) and new Investment Advisory Agreements (each, a “New Investment Advisory Agreement”). The Trustees were advised that, following the approval of the New Management Agreement by the Fund’s shareholders, the New Management Agreement and New Investment Advisory Agreement with respect to the Fund (collectively, the “New Agreements”) would replace the Prior Agreements.

As of the Closing, shareholders of the Fund had not yet reached a quorum at their shareholder meeting to take action on the approval of the New Management Agreement. Accordingly, to provide for continuity of management and allow additional time for the Fund to achieve a quorum, at a meeting held by videoconference on December 13, 2023 (“December Meeting”), the Board approved the termination of the Prior Agreements and approved an interim Management Agreement (“Interim Management Agreement”) and interim Investment Advisory Agreements (collectively, with the Interim Management Agreement, the “Interim Agreements”) for the Fund pursuant to Rule 15a-4 under the 1940 Act. Each Interim Agreement became effective upon the Closing and continued in effect until the earlier of (1) May 27, 2024, or (2) approval of the New Management Agreement by the Fund’s shareholders, which was received at a shareholder meeting held on March 14, 2024.

In advance of the December Meeting, the Board requested and received detailed information from the Manager regarding the Transaction, the solicitation of the shareholders of the Fund and the Interim Agreements. At the December Meeting, the Board reviewed materials furnished by the Manager and met with senior representatives of the Manager and the Manager’s proxy solicitation firm. At that time, representatives of the Manager indicated their belief that the shareholders of the Fund would benefit from the Interim Agreements and that those agreements would not adversely affect the continued operation of the Fund, the capabilities of the key personnel of the Manager who currently manage the Fund to continue to provide services to the Fund at the current levels, or the capabilities of each Sub-Advisor to provide the same level of services to the Fund.

In evaluating the Interim Agreements, the Trustees considered that they generally have been satisfied with the nature and quality of the services provided to the Fund by the Manager and each Sub-Advisor, including investment advisory and administrative services, and that the Fund would be best served by an arrangement that

50

Disclosure Regarding the Approval of Interim Management and Investment Advisory Agreements (Unaudited)

appeared likely to maintain the continuity and stability of these services. The Trustees also considered the Manager’s representation that there had been no material changes or developments relating to information provided by the Manager or each Sub-Advisor in connection with the Board’s most recent annual review of the Prior Agreements that had not previously been provided to the Board. The Trustees considered that the terms of each Interim Agreement are substantially identical to the corresponding Prior Agreement, and otherwise meet the requirements of Rule 15a-4. The Trustees further considered that, under the Interim Agreements, there have not been and will not be any changes to the Fund’s investment objectives, policies, principal investment strategies, fee rate schedules or portfolio management by the Manager or a Sub-Advisor.

In light of the process followed by the Board in connection with its consideration of the renewal of the Prior Agreements at meetings held on May 16, 2023 and June 6 and 7, 2023, and the approval of the New Agreements at the July Meetings, the Trustees determined that it was not necessary to repeat certain aspects of those reviews. Based on the considerations described above and the processes undertaken and the considerations weighed by the Board with respect to the renewal of the Prior Agreements and approval of the New Agreements, the Board approved the Interim Agreements at the December Meeting. The factors considered by the Board in connection with the renewal of the Prior Agreements and the Approval of the New Agreements are described in the sections of the Fund’s Annual Report dated October 31, 2023, titled “Disclosure Regarding the Renewal and Approval of Current Management and Investment Advisory Agreements,” and “Disclosure Regarding the Approval of New Management and Investment Advisory Agreements.”

51

American Beacon FundsSM

Results of Shareholder Meeting (Unaudited)

A special meeting of shareholders of each of the portfolios of the American Beacon Funds (the “Trust”) was held on October 27, 2023. The shareholders of the American Beacon Small Cap Value Fund (the “Fund”), a portfolio of the Trust, failed to approve a new management agreement between American Beacon Advisors, Inc. (“American Beacon”) and the Trust, with respect to the Fund. This proposal required a majority of the shareholders of the Fund to achieve a quorum: however, a quorum was not present for the Fund and therefore not enough votes in favor of the proposal. The meeting was adjourned to November 17, 2023, December 8, 2023, January 26, 2024, February 27, 2024, and once again to March 14, 2024. At the meeting on March 14, 2024, a quorum was achieved for the Fund, and the shareholders of the Fund approved a new management agreement between American Beacon and the Trust, with respect to the Fund, that became effective on the same date as a result of the change in control of American Beacon on December 29, 2023. Approval of these proposals required a majority of the outstanding voting securities of the Fund.

The following are the results of the shareholder votes for the proposals:

Fund	For	Against	Abstain	Non-Voting
American Beacon Small Cap Value Fund	76,699,636.85	2,392,069.87	14,305,194.90	97,290,772.33

52

Delivery of Documents

Shareholder reports are available online at www.americanbeaconfunds.com/reports. Please be advised that reports are no longer sent by mail. Instead, the reports are made available online, and you will be notified by mail each time a report is posted online. You will be provided with a website link to access the report. You may elect to receive all future reports in paper free of charge. You can request to continue receiving paper copies by calling 1-866-345-5954, or you may directly inform your financial intermediary. Detailed instructions are also included in your report notifications.

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-PORT as of the end of each fiscal quarter. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. The Forms N-PORT may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (800)-SEC-0330. A complete schedule of the Fund’s portfolio holdings is also available at www.americanbeaconfunds.com approximately twenty days after the end of each month.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT SS&C GIDS, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds and American Beacon Small Cap Value Fund are service marks of American Beacon Advisors, Inc.

SAR 04/24

ITEM 2.	CODE OF ETHICS.

Not Applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	The schedules of investments for each series of the Trust are included in the shareholder reports presented in Item 1.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has made no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this report as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based upon their review, such officers have concluded that the registrant’s disclosure controls and procedures are effective in ensuring that information required to be disclosed in the report is appropriately recorded, processed, summarized and reported and made know to them by others within the registrant and by the registrant’s service provider.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 13.	EXHIBITS.

(a)(1) Not Applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(b) The certifications of each principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(b), Rule 13a-14(b) or Rule 15d-14(b)) are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Funds

By	/s/ Gregory Stumm
Gregory Stumm
President
American Beacon Funds
Date: July 2, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Gregory Stumm	By	/s/ Sonia L. Bates
	Gregory Stumm		Sonia L. Bates
	President		Chief Accounting Officer and Treasurer
	American Beacon Funds		American Beacon Funds
	Date: July 2, 2024		July 2, 2024